Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 9.35% Shares Held Value (000's)
Exchange-Traded Funds - 1.49%
iShares iBoxx $ Investment Grade Corporate
Bond ETF
280,000 $ 37,719
Money Market Funds - 7.86%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
4,784,911 4,784
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
194,790,747 194,791
$ 199,575
TOTAL INVESTMENT COMPANIES $ 237,294
BONDS - 33.00%
Principal
Amount (000's) Value (000's)
Advertising - 0.03%
Interpublic Group of Cos Inc/The
3.75%, 10/01/2021 $ 300 $ 309
5.40%, 10/01/2048 300 353
Omnicom Group Inc
2.45%, 04/30/2030 160 165
$ 827
Aerospace & Defense - 0.48%
Boeing Co/The
2.95%, 02/01/2030 170 165
3.25%, 02/01/2035 170 160
3.75%, 02/01/2050 235 215
3.95%, 08/01/2059 315 285
4.51%, 05/01/2023 970 1,023
4.88%, 05/01/2025 620 675
5.04%, 05/01/2027 310 341
5.15%, 05/01/2030 310 348
5.71%, 05/01/2040 310 365
5.81%, 05/01/2050 505 611
5.88%, 02/15/2040 154 175
General Dynamics Corp
2.25%, 11/15/2022 15 15
3.25%, 04/01/2025 80 89
3.38%, 05/15/2023 300 322
3.50%, 04/01/2027 160 184
3.75%, 05/15/2028 300 352
4.25%, 04/01/2040 160 201
L3Harris Technologies Inc
2.90%, 12/15/2029 60 66
3.83%, 04/27/2025 500 559
Lockheed Martin Corp
1.85%, 06/15/2030 55 57
3.55%, 01/15/2026 240 273
3.60%, 03/01/2035 350 421
3.80%, 03/01/2045 25 30
4.07%, 12/15/2042 47 59
4.09%, 09/15/2052 389 501
4.70%, 05/15/2046 25 34
Northrop Grumman Corp
2.55%, 10/15/2022 380 396
3.20%, 02/01/2027 500 559
3.85%, 04/15/2045 500 584
4.03%, 10/15/2047 25 31
Raytheon Technologies Corp
2.25%, 07/01/2030 160 169
3.50%, 03/15/2027
(e)
325 366
3.75%, 11/01/2046 30 34
4.05%, 05/04/2047 300 358
4.13%, 11/16/2028 435 515
4.15%, 05/15/2045 40 48
4.35%, 04/15/2047
(e)
40 50
4.50%, 06/01/2042 600 757
4.63%, 11/16/2048 210 274
4.88%, 10/15/2040
(e)
154 197
5.70%, 04/15/2040 51 72
6.13%, 07/15/2038 18 26
6.70%, 08/01/2028 175 237
$ 12,199
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture - 0.37%
Altria Group Inc
2.35%, 05/06/2025 $ 160 $ 169
2.85%, 08/09/2022 40 42
3.40%, 05/06/2030 325 355
3.88%, 09/16/2046 60 62
4.00%, 01/31/2024 350 385
4.80%, 02/14/2029 340 404
5.80%, 02/14/2039 380 486
6.20%, 02/14/2059 310 424
Archer-Daniels-Midland Co
2.50%, 08/11/2026 850 921
BAT Capital Corp
2.26%, 03/25/2028 170 171
2.73%, 03/25/2031 170 169
2.76%, 08/15/2022 580 601
2.79%, 09/06/2024 245 259
3.46%, 09/06/2029 245 261
3.56%, 08/15/2027 550 594
3.98%, 09/25/2050 170 168
4.54%, 08/15/2047 325 348
BAT International Finance PLC
1.67%, 03/25/2026 170 171
Philip Morris International Inc
2.38%, 08/17/2022 30 31
2.75%, 02/25/2026 310 343
2.90%, 11/15/2021 381 392
3.25%, 11/10/2024 30 33
3.38%, 08/11/2025 375 417
4.13%, 03/04/2043 300 351
4.25%, 11/10/2044 30 36
4.38%, 11/15/2041 61 74
4.50%, 03/20/2042 400 491
4.88%, 11/15/2043 35 45
Reynolds American Inc
4.45%, 06/12/2025 250 281
4.85%, 09/15/2023 350 390
5.70%, 08/15/2035 25 31
5.85%, 08/15/2045 415 504
$ 9,409
Airlines - 0.06%
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 281 233
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 164 155
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 320 309
Southwest Airlines Co
5.25%, 05/04/2025 480 528
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 144 136
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 80 76
$ 1,437
Apparel - 0.05%
NIKE Inc
2.25%, 05/01/2023 200 209
2.40%, 03/27/2025 160 172
2.75%, 03/27/2027 160 178
3.25%, 03/27/2040 160 183
3.38%, 11/01/2046 350 396
3.63%, 05/01/2043 200 234
$ 1,372

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities - 0.15%
BMW Vehicle Owner Trust 2018-A
2.51%, 06/25/2024 $ 1,500 $ 1,529
Toyota Auto Receivables 2018-A Owner Trust
2.35%, 05/16/2022 398 401
World Omni Auto Receivables Trust 2018-A
2.50%, 04/17/2023 332 336
World Omni Automobile Lease Securitization
Trust 2019-A
2.94%, 05/16/2022 1,500 1,524
$ 3,790
Automobile Manufacturers - 0.36%
American Honda Finance Corp
0.65%, 09/08/2023 170 170
1.20%, 07/08/2025 165 166
1.95%, 05/20/2022 155 159
1.95%, 05/10/2023 160 166
2.05%, 01/10/2023 490 506
2.15%, 09/10/2024 445 468
Daimler Finance North America LLC
8.50%, 01/18/2031 127 197
General Motors Co
4.88%, 10/02/2023 25 27
5.00%, 10/01/2028 400 450
5.00%, 04/01/2035 200 217
5.40%, 04/01/2048 360 398
6.75%, 04/01/2046 25 31
General Motors Financial Co Inc
1.70%, 08/18/2023 330 331
3.25%, 01/05/2023 400 413
3.45%, 01/14/2022 30 31
3.45%, 04/10/2022 325 334
3.55%, 07/08/2022 500 516
3.70%, 05/09/2023 325 339
4.30%, 07/13/2025 325 353
4.35%, 01/17/2027 305 331
5.10%, 01/17/2024 500 546
PACCAR Financial Corp
0.35%, 08/11/2023 165 165
Toyota Motor Corp
3.67%, 07/20/2028 200 236
Toyota Motor Credit Corp
0.50%, 08/14/2023 165 165
1.15%, 05/26/2022 155 157
1.15%, 08/13/2027 165 165
1.35%, 08/25/2023 155 159
1.80%, 10/07/2021 400 406
1.80%, 02/13/2025 160 167
2.00%, 10/07/2024 165 173
2.25%, 10/18/2023 350 367
3.30%, 01/12/2022 77 80
3.35%, 01/08/2024 400 435
3.45%, 09/20/2023 400 434
$ 9,258
Automobile Parts & Equipment - 0.02%
BorgWarner Inc
3.38%, 03/15/2025
(f)
500 541
Banks - 5.90%
Australia & New Zealand Banking Group Ltd/
New York NY
2.05%, 11/21/2022 250 259
2.63%, 05/19/2022 250 259
Banco Santander SA
2.75%, 05/28/2025 200 210
3.13%, 02/23/2023 600 628
3.49%, 05/28/2030 200 218
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp
0.98%, 09/25/2025
(g)
$ 170 $ 170
United States Secured Overnight Financing
Rate + 0.91%
1.32%, 06/19/2026
(g)
320 322
United States Secured Overnight Financing
Rate + 1.15%
1.90%, 07/23/2031
(g)
750 745
United States Secured Overnight Financing
Rate + 1.53%
2.46%, 10/22/2025
(g)
310 327
3 Month USD LIBOR + 0.87%
2.50%, 02/13/2031
(g)
320 336
3 Month USD LIBOR + 0.99%
2.59%, 04/29/2031
(g)
250 266
United States Secured Overnight Financing
Rate + 2.15%
2.68%, 06/19/2041
(g)
1,070 1,093
United States Secured Overnight Financing
Rate + 1.93%
2.82%, 07/21/2023
(g)
500 519
3 Month USD LIBOR + 0.93%
3.00%, 12/20/2023
(g)
1,389 1,458
3 Month USD LIBOR + 0.79%
3.12%, 01/20/2023
(g)
500 516
3 Month USD LIBOR + 1.16%
3.19%, 07/23/2030
(g)
335 369
3 Month USD LIBOR + 1.18%
3.25%, 10/21/2027 40 44
3.30%, 01/11/2023 330 350
3.42%, 12/20/2028
(g)
1,041 1,158
3 Month USD LIBOR + 1.04%
3.50%, 04/19/2026 795 891
3.59%, 07/21/2028
(g)
500 562
3 Month USD LIBOR + 1.37%
3.82%, 01/20/2028
(g)
400 452
3 Month USD LIBOR + 1.58%
3.86%, 07/23/2024
(g)
300 325
3 Month USD LIBOR + 0.94%
3.88%, 08/01/2025 30 34
3.95%, 04/21/2025 830 922
3.97%, 02/07/2030
(g)
1,000 1,159
3 Month USD LIBOR + 1.21%
4.13%, 01/22/2024 500 554
4.18%, 11/25/2027 560 642
4.20%, 08/26/2024 25 28
4.27%, 07/23/2029
(g)
360 422
3 Month USD LIBOR + 1.31%
4.33%, 03/15/2050
(g)
310 394
3 Month USD LIBOR + 1.52%
4.44%, 01/20/2048
(g)
30 39
3 Month USD LIBOR + 1.99%
5.00%, 01/21/2044 25 35
5.70%, 01/24/2022 580 620
5.88%, 02/07/2042 228 337
7.75%, 05/14/2038 250 414
Bank of America NA
6.00%, 10/15/2036 250 359
Bank of Montreal
1.85%, 05/01/2025 150 157
2.55%, 11/06/2022 15 16
3.30%, 02/05/2024 400 433
Bank of New York Mellon Corp/The
1.60%, 04/24/2025 140 146
1.85%, 01/27/2023 790 815
1.95%, 08/23/2022 850 876
2.10%, 10/24/2024 775 820

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Nova Scotia/The
0.55%, 09/15/2023 $ 170 $ 170
1.30%, 06/11/2025 160 163
2.00%, 11/15/2022 160 165
2.45%, 09/19/2022 30 31
2.70%, 03/07/2022 15 15
2.70%, 08/03/2026 170 186
3.40%, 02/11/2024 400 435
4.50%, 12/16/2025 500 579
Barclays PLC
2.65%, 06/24/2031
(g)
320 319
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(g)
200 198
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.68%, 01/10/2023 1,700 1,753
4.34%, 01/10/2028 1,030 1,147
4.38%, 01/12/2026 200 224
4.97%, 05/16/2029
(g)
210 246
3 Month USD LIBOR + 1.90%
BNP Paribas SA
4.25%, 10/15/2024 750 829
BPCE SA
4.00%, 04/15/2024 250 277
Canadian Imperial Bank of Commerce
0.95%, 06/23/2023 70 71
2.61%, 07/22/2023
(g)
250 259
3 Month USD LIBOR + 0.79%
3.50%, 09/13/2023 500 543
Citibank NA
3.65%, 01/23/2024 500 548
Citigroup Inc
1.68%, 05/15/2024
(g)
160 164
United States Secured Overnight Financing
Rate + 1.67%
2.31%, 11/04/2022
(g)
230 234
United States Secured Overnight Financing
Rate + 0.87%
2.57%, 06/03/2031
(g)
320 335
United States Secured Overnight Financing
Rate + 2.11%
2.67%, 01/29/2031
(g)
315 332
United States Secured Overnight Financing
Rate + 1.15%
2.70%, 10/27/2022 900 938
2.75%, 04/25/2022 15 15
2.88%, 07/24/2023
(g)
200 208
3 Month USD LIBOR + 0.95%
2.90%, 12/08/2021 1,000 1,027
2.98%, 11/05/2030
(g)
155 168
United States Secured Overnight Financing
Rate + 1.42%
3.20%, 10/21/2026 770 849
3.50%, 05/15/2023 600 641
3.67%, 07/24/2028
(g)
1,200 1,349
3 Month USD LIBOR + 1.39%
3.75%, 06/16/2024 500 552
3.89%, 01/10/2028
(g)
400 453
3 Month USD LIBOR + 1.56%
4.05%, 07/30/2022 200 212
4.07%, 04/23/2029
(g)
240 278
3 Month USD LIBOR + 1.19%
4.28%, 04/24/2048
(g)
330 414
3 Month USD LIBOR + 1.84%
4.30%, 11/20/2026 525 602
4.40%, 06/10/2025 780 880
4.45%, 09/29/2027 20 23
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
4.50%, 01/14/2022 $ 454 $ 477
4.60%, 03/09/2026 60 69
4.65%, 07/30/2045 222 290
5.30%, 05/06/2044 25 33
5.50%, 09/13/2025 325 385
5.88%, 01/30/2042 328 481
6.63%, 06/15/2032 112 156
6.68%, 09/13/2043 30 46
8.13%, 07/15/2039 132 230
Cooperatieve Rabobank UA
3.88%, 02/08/2022 328 344
3.95%, 11/09/2022 300 319
5.25%, 05/24/2041 500 735
5.25%, 08/04/2045 250 341
5.75%, 12/01/2043 250 356
Credit Suisse AG/New York NY
3.00%, 10/29/2021 250 257
3.63%, 09/09/2024 400 443
Credit Suisse Group Funding Guernsey Ltd
3.75%, 03/26/2025 750 827
4.88%, 05/15/2045 500 669
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(g)
170 171
United States Secured Overnight Financing
Rate + 2.16%
4.10%, 01/13/2026 500 530
4.25%, 10/14/2021 400 412
5.00%, 02/14/2022 400 418
Discover Bank
2.45%, 09/12/2024 320 338
2.70%, 02/06/2030 250 262
Fifth Third Bancorp
2.38%, 01/28/2025 85 90
4.30%, 01/16/2024 30 33
Fifth Third Bank NA
1.80%, 01/30/2023 250 257
2.88%, 10/01/2021 200 205
3.85%, 03/15/2026 700 799
Goldman Sachs Group Inc/The
2.35%, 11/15/2021 780 782
2.60%, 02/07/2030 1,240 1,311
3.00%, 04/26/2022 25 25
3.63%, 02/20/2024 1,000 1,085
3.75%, 05/22/2025 30 33
3.85%, 01/26/2027 60 68
4.02%, 10/31/2038
(g)
750 870
3 Month USD LIBOR + 1.37%
4.22%, 05/01/2029
(g)
415 484
3 Month USD LIBOR + 1.30%
4.25%, 10/21/2025 1,280 1,456
4.41%, 04/23/2039
(g)
180 220
3 Month USD LIBOR + 1.43%
4.80%, 07/08/2044 25 33
5.15%, 05/22/2045 310 409
5.75%, 01/24/2022 228 244
6.75%, 10/01/2037 530 770
HSBC Holdings PLC
1.65%, 04/18/2026
(g)
250 249
United States Secured Overnight Financing
Rate + 1.54%
2.01%, 09/22/2028
(g)
335 332
United States Secured Overnight Financing
Rate + 1.73%
2.10%, 06/04/2026
(g)
320 324
United States Secured Overnight Financing
Rate + 1.93%

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
2.36%, 08/18/2031
(g)
$ 200 $ 197
United States Secured Overnight Financing
Rate + 1.95%
2.63%, 11/07/2025
(g)
230 240
3 Month USD LIBOR + 1.14%
2.85%, 06/04/2031
(g)
200 207
United States Secured Overnight Financing
Rate + 2.39%
3.60%, 05/25/2023 500 532
3.90%, 05/25/2026 395 437
3.95%, 05/18/2024
(g)
400 428
3 Month USD LIBOR + 0.99%
3.97%, 05/22/2030
(g)
400 447
3 Month USD LIBOR + 1.61%
4.00%, 03/30/2022 148 155
4.04%, 03/13/2028
(g)
500 553
3 Month USD LIBOR + 1.55%
4.25%, 03/14/2024 500 536
4.29%, 09/12/2026
(g)
500 558
3 Month USD LIBOR + 1.35%
4.58%, 06/19/2029
(g)
365 421
3 Month USD LIBOR + 1.53%
4.95%, 03/31/2030 200 241
5.25%, 03/14/2044 300 380
6.10%, 01/14/2042 174 249
6.50%, 05/02/2036 420 564
Huntington Bancshares Inc/OH
2.30%, 01/14/2022 500 511
2.55%, 02/04/2030 110 115
Huntington National Bank/The
1.80%, 02/03/2023 250 257
3.55%, 10/06/2023 400 435
Industrial & Commercial Bank of China Ltd/New
York NY
2.45%, 10/20/2021 1,850 1,878
ING Groep NV
3.55%, 04/09/2024 400 436
JPMorgan Chase & Co
0.65%, 09/16/2024
(g)
920 920
United States Secured Overnight Financing
Rate + 0.60%
1.51%, 06/01/2024
(g)
815 832
United States Secured Overnight Financing
Rate + 1.46%
2.00%, 03/13/2026
(g)
160 166
United States Secured Overnight Financing
Rate + 1.59%
2.08%, 04/22/2026
(g)
460 481
United States Secured Overnight Financing
Rate + 1.85%
2.18%, 06/01/2028
(g)
815 850
United States Secured Overnight Financing
Rate + 1.89%
2.30%, 10/15/2025
(g)
280 295
United States Secured Overnight Financing
Rate + 1.16%
2.52%, 04/22/2031
(g)
730 777
United States Secured Overnight Financing
Rate + 2.04%
2.74%, 10/15/2030
(g)
260 279
United States Secured Overnight Financing
Rate + 1.51%
2.78%, 04/25/2023
(g)
250 259
3 Month USD LIBOR + 0.94%
2.96%, 05/13/2031
(g)
725 778
United States Secured Overnight Financing
Rate + 2.52%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
3.11%, 04/22/2041
(g)
$ 730 $ 792
United States Secured Overnight Financing
Rate + 2.46%
3.11%, 04/22/2051
(g)
730 783
United States Secured Overnight Financing
Rate + 2.44%
3.25%, 09/23/2022 320 338
3.30%, 04/01/2026 500 554
3.38%, 05/01/2023 400 427
3.51%, 01/23/2029
(g)
400 450
3 Month USD LIBOR + 0.95%
3.63%, 12/01/2027 25 28
3.80%, 07/23/2024
(g)
270 292
3 Month USD LIBOR + 0.89%
3.88%, 02/01/2024 20 22
3.88%, 09/10/2024 500 555
3.88%, 07/24/2038
(g)
500 590
3 Month USD LIBOR + 1.36%
3.96%, 11/15/2048
(g)
400 486
3 Month USD LIBOR + 1.38%
4.01%, 04/23/2029
(g)
270 313
3 Month USD LIBOR + 1.12%
4.03%, 07/24/2048
(g)
30 36
3 Month USD LIBOR + 1.46%
4.20%, 07/23/2029
(g)
300 355
3 Month USD LIBOR + 1.26%
4.25%, 10/01/2027 10 12
4.85%, 02/01/2044 20 27
4.95%, 06/01/2045 55 75
5.40%, 01/06/2042 102 146
5.60%, 07/15/2041 154 226
5.63%, 08/16/2043 375 539
6.40%, 05/15/2038 200 305
KeyBank NA/Cleveland OH
1.25%, 03/10/2023 250 255
KeyCorp
2.25%, 04/06/2027 410 434
2.55%, 10/01/2029 310 330
Korea Development Bank/The
1.75%, 02/18/2025 500 518
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(d)
380 312
0.00%, 06/29/2037
(d)
200 162
0.25%, 10/19/2023 340 340
0.38%, 07/18/2025 1,330 1,327
2.00%, 05/02/2025 380 408
2.13%, 03/07/2022 500 514
2.13%, 06/15/2022 960 991
2.13%, 01/17/2023 1,800 1,877
2.38%, 12/29/2022 600 629
2.50%, 11/20/2024 300 327
2.63%, 01/25/2022 1,257 1,297
2.88%, 04/03/2028 275 320
Landwirtschaftliche Rentenbank
0.88%, 09/03/2030 330 330
2.00%, 01/13/2025 300 320
2.38%, 06/10/2025 1,200 1,308
Lloyds Banking Group PLC
3.57%, 11/07/2028
(g)
630 690
3 Month USD LIBOR + 1.21%
3.75%, 01/11/2027 515 570
4.05%, 08/16/2023 400 433
4.45%, 05/08/2025 400 452
4.65%, 03/24/2026 500 556
5.30%, 12/01/2045 200 261

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/2025 $ 200 $ 203
2.05%, 07/17/2030 250 253
2.19%, 02/25/2025 200 209
2.56%, 02/25/2030 200 210
2.62%, 07/18/2022 700 725
2.76%, 09/13/2026 400 433
2.80%, 07/18/2024 650 694
3.20%, 07/18/2029 700 773
3.75%, 07/18/2039 550 635
3.76%, 07/26/2023 300 325
3.85%, 03/01/2026 350 399
Mizuho Financial Group Inc
1.24%, 07/10/2024
(g)
200 202
3 Month USD LIBOR + 0.99%
2.20%, 07/10/2031
(g)
200 203
3 Month USD LIBOR + 1.51%
2.23%, 05/25/2026
(g)
200 208
3 Month USD LIBOR + 0.83%
2.72%, 07/16/2023
(g)
600 621
3 Month USD LIBOR + 0.84%
2.84%, 07/16/2025
(g)
1,000 1,061
3 Month USD LIBOR + 0.98%
3.15%, 07/16/2030
(g)
400 438
3 Month USD LIBOR + 1.13%
Morgan Stanley
2.19%, 04/28/2026
(g)
475 497
United States Secured Overnight Financing
Rate + 1.99%
2.63%, 11/17/2021 1,030 1,056
2.72%, 07/22/2025
(g)
250 266
United States Secured Overnight Financing
Rate + 1.15%
2.75%, 05/19/2022 300 311
3.13%, 01/23/2023 300 317
3.13%, 07/27/2026 1,330 1,472
3.59%, 07/22/2028
(g)
30 34
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 30 34
3.70%, 10/23/2024 25 28
3.75%, 02/25/2023 1,230 1,320
3.77%, 01/24/2029
(g)
360 411
3 Month USD LIBOR + 1.14%
3.88%, 04/29/2024 30 33
3.95%, 04/23/2027 50 57
3.97%, 07/22/2038
(g)
15 18
3 Month USD LIBOR + 1.46%
4.00%, 07/23/2025 30 34
4.10%, 05/22/2023 380 412
4.30%, 01/27/2045 50 63
4.35%, 09/08/2026 30 35
4.38%, 01/22/2047 30 39
4.88%, 11/01/2022 30 32
5.00%, 11/24/2025 525 617
5.60%, 03/24/2051
(g)
500 752
United States Secured Overnight Financing
Rate + 4.84%
6.38%, 07/24/2042 620 970
National Australia Bank Ltd/New York
1.88%, 12/13/2022 250 258
2.50%, 05/22/2022 570 591
Natwest Group PLC
3.88%, 09/12/2023 200 214
4.80%, 04/05/2026 500 577
4.89%, 05/18/2029
(g)
400 465
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(g)
1,000 1,192
3 Month USD LIBOR + 1.91%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Northern Trust Corp
3.95%, 10/30/2025 $ 500 $ 579
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 340 339
2.88%, 03/13/2023 1,000 1,063
PNC Bank NA
1.74%, 02/24/2023
(g)
250 254
3 Month USD LIBOR + 0.00%
2.70%, 10/22/2029 250 270
3.80%, 07/25/2023 400 436
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 130 137
2.55%, 01/22/2030 160 173
2.60%, 07/23/2026 140 153
3.45%, 04/23/2029 300 345
Regions Financial Corp
3.80%, 08/14/2023 1,000 1,084
Royal Bank of Canada
1.95%, 01/17/2023 720 745
2.25%, 11/01/2024 310 329
2.55%, 07/16/2024 125 134
Santander Holdings USA Inc
4.50%, 07/17/2025 780 865
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(g)
200 197
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
3.57%, 01/10/2023 520 537
Santander UK PLC
2.10%, 01/13/2023 475 490
State Street Corp
2.35%, 11/01/2025
(g)
365 386
United States Secured Overnight Financing
Rate + 0.94%
2.40%, 01/24/2030 160 175
2.65%, 05/19/2026 60 66
3.10%, 05/15/2023 325 346
3.55%, 08/18/2025 225 255
3.70%, 11/20/2023 10 11
Sumitomo Mitsui Financial Group Inc
1.47%, 07/08/2025 300 305
2.13%, 07/08/2030 930 944
2.14%, 09/23/2030 170 167
2.35%, 01/15/2025 200 211
2.70%, 07/16/2024 420 447
2.75%, 01/15/2030 200 214
3.04%, 07/16/2029 200 218
3.36%, 07/12/2027 750 835
3.45%, 01/11/2027 140 156
3.78%, 03/09/2026 500 569
Toronto-Dominion Bank/The
0.45%, 09/11/2023 670 669
0.75%, 06/12/2023 330 332
1.15%, 06/12/2025 330 335
1.90%, 12/01/2022 115 119
Truist Bank
1.25%, 03/09/2023 250 254
1.50%, 03/10/2025 250 257
3.63%, 09/16/2025 250 282
3.80%, 10/30/2026 250 289
Truist Financial Corp
1.13%, 08/03/2027 465 464
1.20%, 08/05/2025
(f)
665 677
1.95%, 06/05/2030 665 684
2.50%, 08/01/2024 350 373
2.70%, 01/27/2022 30 31

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp
1.38%, 07/22/2030 $ 415 $ 412
2.40%, 07/30/2024 190 202
2.63%, 01/24/2022 55 57
2.95%, 07/15/2022 230 240
3.00%, 03/15/2022 158 164
3.00%, 07/30/2029 950 1,057
3.15%, 04/27/2027 25 28
US Bank NA/Cincinnati OH
2.05%, 01/21/2025 300 317
Wells Fargo & Co
1.65%, 06/02/2024
(g)
820 835
United States Secured Overnight Financing
Rate + 1.60%
2.16%, 02/11/2026
(g)
645 670
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(g)
480 501
United States Secured Overnight Financing
Rate + 2.00%
2.39%, 06/02/2028
(g)
820 855
United States Secured Overnight Financing
Rate + 2.10%
2.41%, 10/30/2025
(g)
1,310 1,372
3 Month USD LIBOR + 0.83%
3.00%, 04/22/2026 500 544
3.00%, 10/23/2026 530 579
3.07%, 01/24/2023 35 36
3.07%, 04/30/2041
(g)
480 502
United States Secured Overnight Financing
Rate + 2.53%
3.45%, 02/13/2023 215 228
3.50%, 03/08/2022 180 188
3.58%, 05/22/2028
(g)
500 560
3 Month USD LIBOR + 1.31%
4.10%, 06/03/2026 600 677
4.40%, 06/14/2046 385 460
4.48%, 04/04/2031
(g)
245 297
3 Month USD LIBOR + 3.77%
4.65%, 11/04/2044 30 37
4.90%, 11/17/2045 520 661
5.01%, 04/04/2051
(g)
325 445
3 Month USD LIBOR + 4.24%
5.38%, 02/07/2035 500 684
5.38%, 11/02/2043 20 26
5.61%, 01/15/2044 45 61
5.95%, 12/01/2086 200 262
Wells Fargo Bank NA
5.95%, 08/26/2036 750 1,024
6.60%, 01/15/2038 250 367
Westpac Banking Corp
2.00%, 01/13/2023 1,155 1,197
2.35%, 02/19/2025 155 165
2.65%, 01/16/2030
(f)
155 172
2.80%, 01/11/2022 500 516
2.89%, 02/04/2030
(g)
160 166
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
4.11%, 07/24/2034
(g)
165 186
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 165 200
$ 149,773
Beverages - 0.74%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 825 925
4.70%, 02/01/2036 1,030 1,244
4.90%, 02/01/2046 890 1,097
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 $ 25 $ 29
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 295 336
3.75%, 07/15/2042 100 106
4.35%, 06/01/2040 295 345
4.50%, 06/01/2050 720 863
4.75%, 01/23/2029 560 683
4.90%, 01/23/2031 750 944
5.45%, 01/23/2039 500 647
5.80%, 01/23/2059 595 850
8.20%, 01/15/2039 51 83
Coca-Cola Co/The
1.00%, 03/15/2028 340 340
1.38%, 03/15/2031 340 338
1.45%, 06/01/2027 260 268
1.65%, 06/01/2030 260 269
1.75%, 09/06/2024 190 199
2.13%, 09/06/2029 165 177
2.50%, 06/01/2040 260 273
2.50%, 03/15/2051 170 170
2.60%, 06/01/2050 260 261
2.95%, 03/25/2025 325 357
3.38%, 03/25/2027 160 184
Constellation Brands Inc
3.15%, 08/01/2029 630 688
3.20%, 02/15/2023 450 475
Diageo Capital PLC
2.13%, 10/24/2024 200 212
2.13%, 04/29/2032 200 209
2.38%, 10/24/2029 200 213
2.63%, 04/29/2023 10 10
5.88%, 09/30/2036 139 197
Diageo Investment Corp
2.88%, 05/11/2022 200 208
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 160 170
Keurig Dr Pepper Inc
3.13%, 12/15/2023 500 537
4.06%, 05/25/2023 425 462
Molson Coors Beverage Co
3.00%, 07/15/2026 530 565
5.00%, 05/01/2042 50 57
PepsiCo Inc
0.75%, 05/01/2023 95 96
1.63%, 05/01/2030 95 98
2.38%, 10/06/2026 670 730
2.63%, 07/29/2029 170 188
2.75%, 03/05/2022 593 613
2.85%, 02/24/2026 500 555
2.88%, 10/15/2049 160 172
3.10%, 07/17/2022 15 16
3.38%, 07/29/2049 705 814
3.60%, 08/13/2042 350 414
$ 18,687
Biotechnology - 0.35%
Amgen Inc
1.90%, 02/21/2025 160 167
2.20%, 02/21/2027 1,090 1,155
2.45%, 02/21/2030 160 170
2.60%, 08/19/2026 500 544
2.65%, 05/11/2022 40 41
3.15%, 02/21/2040 860 915
3.38%, 02/21/2050 160 172
3.88%, 11/15/2021 21 21
4.40%, 05/01/2045 40 50
4.66%, 06/15/2051 300 391

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Baxalta Inc
4.00%, 06/23/2025 $ 50 $ 57
5.25%, 06/23/2045 130 180
Biogen Inc
2.25%, 05/01/2030 115 118
5.20%, 09/15/2045 540 723
Gilead Sciences Inc
1.65%, 10/01/2030 165 165
2.60%, 10/01/2040 85 85
2.80%, 10/01/2050 165 163
2.95%, 03/01/2027 530 583
3.25%, 09/01/2022 60 63
4.00%, 09/01/2036 300 363
4.15%, 03/01/2047 70 85
4.40%, 12/01/2021 127 131
4.60%, 09/01/2035 500 643
4.75%, 03/01/2046 195 254
4.80%, 04/01/2044 500 644
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 165 161
Royalty Pharma PLC
0.75%, 09/02/2023
(e)
160 160
1.75%, 09/02/2027
(e)
310 311
2.20%, 09/02/2030
(e)
160 160
3.30%, 09/02/2040
(e)
160 159
$ 8,834
Building Materials - 0.09%
Carrier Global Corp
1.92%, 02/15/2023
(e)
160 164
2.24%, 02/15/2025
(e)
160 167
2.49%, 02/15/2027
(e)
160 167
2.72%, 02/15/2030
(e)
320 335
3.38%, 04/05/2040
(e)
160 168
3.58%, 04/05/2050
(e)
160 170
Martin Marietta Materials Inc
2.50%, 03/15/2030 160 167
Masco Corp
4.45%, 04/01/2025 300 343
Owens Corning
4.40%, 01/30/2048 300 334
Vulcan Materials Co
3.50%, 06/01/2030 295 330
$ 2,345
Chemicals - 0.35%
Air Products and Chemicals Inc
1.85%, 05/15/2027 80 84
2.80%, 05/15/2050 155 165
Albemarle Corp
5.45%, 12/01/2044 150 165
Dow Chemical Co/The
2.10%, 11/15/2030 165 163
3.50%, 10/01/2024 5 6
3.60%, 11/15/2050 165 167
3.63%, 05/15/2026 300 332
4.38%, 11/15/2042 230 260
4.80%, 05/15/2049 300 358
5.25%, 11/15/2041 280 345
9.40%, 05/15/2039 51 87
DuPont de Nemours Inc
4.73%, 11/15/2028 500 601
5.32%, 11/15/2038 500 635
5.42%, 11/15/2048 245 328
Eastman Chemical Co
4.80%, 09/01/2042 100 118
Ecolab Inc
1.30%, 01/30/2031 85 83
2.13%, 08/15/2050 85 78
4.80%, 03/24/2030 160 204
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Ecolab Inc   (continued)
5.50%, 12/08/2041 $ 307 $ 442
Linde Inc/CT
1.10%, 08/10/2030 165 160
2.20%, 08/15/2022 300 309
LYB International Finance II BV
3.50%, 03/02/2027 35 39
LYB International Finance III LLC
4.20%, 10/15/2049 125 138
LyondellBasell Industries NV
4.63%, 02/26/2055 20 23
5.75%, 04/15/2024 130 149
Mosaic Co/The
4.25%, 11/15/2023 496 538
Nutrien Ltd
1.90%, 05/13/2023 95 98
4.20%, 04/01/2029 600 714
4.90%, 06/01/2043 200 248
6.13%, 01/15/2041 250 332
Sherwin-Williams Co/The
2.30%, 05/15/2030 160 167
2.95%, 08/15/2029 450 495
3.30%, 05/15/2050 160 169
3.80%, 08/15/2049 175 199
Westlake Chemical Corp
3.60%, 08/15/2026 350 384
$ 8,783
Commercial Mortgage Backed Securities - 1.75%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 2,123
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058 1,300 1,409
Citigroup Commercial Mortgage Trust
2016-GC36
3.62%, 02/10/2049 1,000 1,121
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046
(h)
500 532
COMM 2015-DC1 Mortgage Trust
3.35%, 02/10/2048 1,000 1,089
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 1,000 1,084
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 1,000 1,125
CSAIL 2016-C7 Commercial Mortgage Trust
3.31%, 11/15/2049 1,000 1,065
Fannie Mae-Aces
2.50%, 10/25/2026
(h)
1,000 1,088
2.53%, 09/25/2024 950 1,009
2.71%, 04/25/2023
(h)
138 142
2.80%, 06/25/2025
(h)
2,000 2,149
2.89%, 02/25/2027
(h)
1,100 1,221
2.96%, 02/25/2027
(h)
1,000 1,119
3.08%, 12/25/2027
(h)
1,000 1,129
3.22%, 08/25/2024
(h)
838 900
3.48%, 07/25/2028
(h)
2,025 2,355
Freddie Mac Multifamily Structured Pass
Through Certificates
2.67%, 03/25/2026 1,050 1,150
2.87%, 12/25/2021 485 497
3.06%, 07/25/2023
(h)
750 798
3.06%, 12/25/2024 500 549
3.31%, 05/25/2023
(h)
810 865
3.32%, 02/25/2023 1,000 1,060
3.41%, 12/25/2026 1,500 1,726
3.53%, 10/25/2023
(h)
1,050 1,139
GS Mortgage Securities Trust 2012-GC6
3.48%, 01/10/2045 273 279

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045 $ 489 $ 502
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047 454 483
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 1,000 1,105
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 2,250 2,451
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(h)
1,500 1,750
JPMBB Commercial Mortgage Securities Trust
2014-C22
3.80%, 09/15/2047 1,000 1,097
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24
3.48%, 05/15/2048 1,000 1,101
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,779
SG Commercial Mortgage Securities Trust
2016-C5
3.06%, 10/10/2048 1,000 1,077
UBS-Barclays Commercial Mortgage Trust
2013-C6
3.24%, 04/10/2046 500 524
Wells Fargo Commercial Mortgage Trust
2012-LC5
2.92%, 10/15/2045 441 456
Wells Fargo Commercial Mortgage Trust
2015-C28
3.29%, 05/15/2048 1,664 1,782
WFRBS Commercial Mortgage Trust 2013-C14
2.98%, 06/15/2046 607 621
$ 44,451
Commercial Services - 0.25%
Automatic Data Processing Inc
3.38%, 09/15/2025 500 564
California Institute of Technology
4.32%, 08/01/2045 80 104
Global Payments Inc
2.65%, 02/15/2025 170 180
3.20%, 08/15/2029 170 185
4.15%, 08/15/2049 85 100
IHS Markit Ltd
3.63%, 05/01/2024 372 402
Leland Stanford Junior University/The
3.65%, 05/01/2048 287 354
Massachusetts Institute of Technology
3.89%, 07/01/2116 250 315
4.68%, 07/01/2114 250 361
Moody's Corp
2.55%, 08/18/2060 165 153
PayPal Holdings Inc
1.35%, 06/01/2023 160 164
1.65%, 06/01/2025 160 166
2.20%, 09/26/2022 160 165
2.30%, 06/01/2030 160 169
2.40%, 10/01/2024 160 170
2.85%, 10/01/2029 160 176
President and Fellows of Harvard College
3.15%, 07/15/2046 350 398
S&P Global Inc
1.25%, 08/15/2030 165 162
2.50%, 12/01/2029 120 131
3.25%, 12/01/2049 120 137
University of Southern California
2.81%, 10/01/2050 645 683
5.25%, 10/01/2111 30 48
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Verisk Analytics Inc
4.00%, 06/15/2025 $ 500 $ 571
William Marsh Rice University
3.57%, 05/15/2045 500 599
$ 6,457
Computers - 0.71%
Apple Inc
0.55%, 08/20/2025
(f)
525 526
0.75%, 05/11/2023 435 439
1.13%, 05/11/2025 550 563
1.25%, 08/20/2030 525 523
1.65%, 05/11/2030 160 166
1.70%, 09/11/2022 195 200
2.15%, 02/09/2022 50 51
2.20%, 09/11/2029 165 177
2.40%, 01/13/2023 300 313
2.40%, 05/03/2023 330 347
2.40%, 08/20/2050 525 524
2.50%, 02/09/2022 530 545
2.55%, 08/20/2060 260 258
2.65%, 05/11/2050 160 168
2.85%, 02/23/2023 30 32
2.90%, 09/12/2027 230 258
2.95%, 09/11/2049 165 181
3.20%, 05/13/2025 445 496
3.20%, 05/11/2027 320 364
3.35%, 02/09/2027 535 612
3.45%, 02/09/2045 30 35
3.75%, 09/12/2047 115 142
3.75%, 11/13/2047 150 184
3.85%, 05/04/2043 300 374
4.65%, 02/23/2046 1,235 1,724
Dell International LLC / EMC Corp
5.45%, 06/15/2023
(e)
250 274
6.02%, 06/15/2026
(e)
1,000 1,174
8.10%, 07/15/2036
(e)
255 335
8.35%, 07/15/2046
(e)
335 443
DXC Technology Co
4.75%, 04/15/2027 505 563
Hewlett Packard Enterprise Co
1.45%, 04/01/2024 465 470
2.25%, 04/01/2023 165 170
4.45%, 10/02/2023 150 165
4.90%, 10/15/2025 300 343
6.20%, 10/15/2035 80 100
6.35%, 10/15/2045 195 249
HP Inc
2.20%, 06/17/2025 240 251
3.00%, 06/17/2027 240 260
6.00%, 09/15/2041 154 189
International Business Machines Corp
2.85%, 05/13/2022 400 417
3.30%, 05/15/2026 400 450
3.38%, 08/01/2023 335 364
3.50%, 05/15/2029 470 542
4.00%, 06/20/2042 35 42
4.15%, 05/15/2039 230 282
4.25%, 05/15/2049 340 426
4.70%, 02/19/2046 185 251
5.60%, 11/30/2039 92 131
5.88%, 11/29/2032 200 290
6.22%, 08/01/2027 351 462
NetApp Inc
2.38%, 06/22/2027 160 167
$ 18,012

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products - 0.07%
Church & Dwight Co Inc
3.15%, 08/01/2027 $ 300 $ 331
3.95%, 08/01/2047 300 353
Clorox Co/The
1.80%, 05/15/2030 160 165
3.80%, 11/15/2021 128 133
Kimberly-Clark Corp
2.40%, 03/01/2022 257 264
2.75%, 02/15/2026 400 440
2.88%, 02/07/2050 160 178
$ 1,864
Cosmetics & Personal Care - 0.13%
Estee Lauder Cos Inc/The
2.00%, 12/01/2024 240 253
2.38%, 12/01/2029 240 258
Procter & Gamble Co/The
1.70%, 11/03/2021 30 31
2.30%, 02/06/2022 441 454
2.80%, 03/25/2027 660 741
3.10%, 08/15/2023 30 32
3.55%, 03/25/2040 160 195
Unilever Capital Corp
1.38%, 09/14/2030 170 171
2.13%, 09/06/2029 115 122
2.20%, 05/05/2022 100 103
2.60%, 05/05/2024 510 546
5.90%, 11/15/2032 230 338
$ 3,244
Credit Card Asset Backed Securities - 0.14%
Capital One Multi-Asset Execution Trust
2.43%, 01/15/2025 1,500 1,548
Citibank Credit Card Issuance Trust
2.19%, 11/20/2023 1,000 1,022
2.88%, 01/23/2023 500 504
Synchrony Credit Card Master Note Trust
2.97%, 03/15/2024 500 506
$ 3,580
Distribution & Wholesale - 0.01%
WW Grainger Inc
4.60%, 06/15/2045 250 321
Diversified Financial Services - 0.84%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.88%, 08/14/2024 1,035 997
3.88%, 01/23/2028 300 277
3.95%, 02/01/2022 650 658
5.00%, 10/01/2021 150 155
Air Lease Corp
2.25%, 01/15/2023 130 131
2.30%, 02/01/2025 265 261
3.25%, 03/01/2025 500 509
3.25%, 10/01/2029 95 90
Ally Financial Inc
8.00%, 11/01/2031 540 739
American Express Co
2.65%, 12/02/2022 400 419
4.05%, 12/03/2042 25 31
American Express Credit Corp
3.30%, 05/03/2027 30 34
Ameriprise Financial Inc
4.00%, 10/15/2023 225 249
BlackRock Inc
2.40%, 04/30/2030 125 136
3.38%, 06/01/2022 200 210
3.50%, 03/18/2024 500 551
Brookfield Finance Inc
3.50%, 03/30/2051 165 163
3.90%, 01/25/2028 400 445
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Brookfield Finance LLC
3.45%, 04/15/2050 $ 160 $ 157
Capital One Bank USA NA
3.38%, 02/15/2023 340 360
Capital One Financial Corp
3.20%, 02/05/2025 415 448
3.50%, 06/15/2023 114 122
3.75%, 04/24/2024 5 5
3.75%, 07/28/2026 1,000 1,089
4.20%, 10/29/2025 30 33
Charles Schwab Corp/The
3.45%, 02/13/2026 250 282
CME Group Inc
3.00%, 09/15/2022 25 26
3.00%, 03/15/2025 530 581
5.30%, 09/15/2043 200 295
Credit Suisse USA Inc
7.13%, 07/15/2032 300 456
Discover Financial Services
4.10%, 02/09/2027 500 554
GE Capital Funding LLC
3.45%, 05/15/2025
(e)
200 215
4.05%, 05/15/2027
(e)
200 216
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 2,000 2,111
Intercontinental Exchange Inc
0.70%, 06/15/2023 165 165
1.85%, 09/15/2032 125 124
2.10%, 06/15/2030 160 165
2.65%, 09/15/2040 165 164
3.00%, 09/15/2060 165 166
3.75%, 12/01/2025 50 57
4.00%, 10/15/2023 550 606
4.25%, 09/21/2048 150 188
Jefferies Group LLC
6.50%, 01/20/2043 200 252
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
4.15%, 01/23/2030 400 451
Mastercard Inc
2.00%, 03/03/2025 210 224
2.95%, 11/21/2026 500 563
3.35%, 03/26/2030 80 94
3.85%, 03/26/2050 160 204
Nasdaq Inc
4.25%, 06/01/2024 350 391
Nomura Holdings Inc
1.85%, 07/16/2025 330 336
2.68%, 07/16/2030 330 341
ORIX Corp
3.70%, 07/18/2027 300 339
Synchrony Financial
4.25%, 08/15/2024 800 869
4.50%, 07/23/2025 20 22
Visa Inc
1.10%, 02/15/2031 165 162
1.90%, 04/15/2027 75 80
2.00%, 08/15/2050 165 151
2.05%, 04/15/2030 155 166
2.70%, 04/15/2040 155 168
2.80%, 12/14/2022 20 21
3.15%, 12/14/2025 600 671
3.65%, 09/15/2047 85 104
4.15%, 12/14/2035 215 278
4.30%, 12/14/2045 375 498

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Western Union Co/The
6.20%, 11/17/2036 $ 200 $ 241
$ 21,266
Electric - 1.93%
AEP Texas Inc
2.10%, 07/01/2030 165 170
3.45%, 01/15/2050 55 60
AEP Transmission Co LLC
4.00%, 12/01/2046 600 728
Alabama Power Co
1.45%, 09/15/2030 160 161
4.30%, 01/02/2046 400 501
Ameren Illinois Co
2.70%, 09/01/2022 300 311
3.25%, 03/15/2050 80 90
American Electric Power Co Inc
2.30%, 03/01/2030 160 164
Appalachian Power Co
3.30%, 06/01/2027 400 440
7.00%, 04/01/2038 120 180
Arizona Public Service Co
2.65%, 09/15/2050 170 167
4.50%, 04/01/2042 77 96
Berkshire Hathaway Energy Co
3.80%, 07/15/2048 300 349
4.50%, 02/01/2045 250 314
5.15%, 11/15/2043 15 21
6.13%, 04/01/2036 156 223
CenterPoint Energy Houston Electric LLC
4.25%, 02/01/2049 300 388
CenterPoint Energy Inc
2.50%, 09/01/2024 90 96
2.95%, 03/01/2030 125 137
3.70%, 09/01/2049 90 100
CMS Energy Corp
3.45%, 08/15/2027 350 392
Commonwealth Edison Co
3.00%, 03/01/2050 160 171
4.00%, 03/01/2049 300 370
Connecticut Light and Power Co/The
3.20%, 03/15/2027 165 184
4.00%, 04/01/2048 500 633
Consolidated Edison Co of New York Inc
3.13%, 11/15/2027 300 335
3.70%, 11/15/2059 80 92
4.13%, 05/15/2049 300 363
4.20%, 03/15/2042 128 152
4.30%, 12/01/2056 230 289
5.85%, 03/15/2036 51 70
6.75%, 04/01/2038 125 190
Consumers Energy Co
2.50%, 05/01/2060 160 150
3.10%, 08/15/2050 245 267
Delmarva Power & Light Co
4.15%, 05/15/2045 350 425
Dominion Energy Inc
3.38%, 04/01/2030 155 175
4.70%, 12/01/2044 300 385
4.90%, 08/01/2041 77 99
5.95%, 06/15/2035 400 536
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 77 106
DTE Electric Co
2.25%, 03/01/2030 160 170
2.63%, 03/01/2031 155 170
3.95%, 03/01/2049 500 631
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
DTE Energy Co
0.55%, 11/01/2022
(i)
$ 165 $ 165
1.05%, 06/01/2025 85 85
2.25%, 11/01/2022 155 160
Duke Energy Carolinas LLC
2.45%, 08/15/2029 225 244
2.50%, 03/15/2023 279 292
3.20%, 08/15/2049 450 500
4.00%, 09/30/2042 100 122
5.30%, 02/15/2040 512 723
Duke Energy Corp
0.90%, 09/15/2025 170 170
3.15%, 08/15/2027 15 17
3.75%, 09/01/2046 600 685
Duke Energy Florida LLC
1.75%, 06/15/2030 160 163
2.50%, 12/01/2029 330 358
3.40%, 10/01/2046 300 337
5.65%, 04/01/2040 25 36
6.40%, 06/15/2038 66 101
Duke Energy Indiana LLC
2.75%, 04/01/2050 160 164
6.12%, 10/15/2035 77 108
6.45%, 04/01/2039 300 458
Duke Energy Ohio Inc
2.13%, 06/01/2030 160 168
Duke Energy Progress LLC
2.50%, 08/15/2050 165 160
4.15%, 12/01/2044 300 374
Emera US Finance LP
3.55%, 06/15/2026 25 28
4.75%, 06/15/2046 25 30
Entergy Arkansas LLC
2.65%, 06/15/2051 170 172
Entergy Corp
0.90%, 09/15/2025 580 578
Entergy Texas Inc
1.75%, 03/15/2031
(i)
165 164
4.00%, 03/30/2029 300 352
4.50%, 03/30/2039 300 374
Evergy Inc
2.45%, 09/15/2024 165 175
Evergy Kansas Central Inc
4.25%, 12/01/2045 500 629
Evergy Metro Inc
2.25%, 06/01/2030 160 169
Eversource Energy
0.80%, 08/15/2025 165 164
1.65%, 08/15/2030 165 164
Exelon Corp
3.95%, 06/15/2025 25 28
4.45%, 04/15/2046 20 24
5.63%, 06/15/2035 300 398
Exelon Generation Co LLC
4.25%, 06/15/2022 500 528
5.60%, 06/15/2042 500 589
6.25%, 10/01/2039 349 433
FirstEnergy Corp
1.60%, 01/15/2026 250 248
2.25%, 09/01/2030 500 489
Florida Power & Light Co
3.15%, 10/01/2049 90 102
3.70%, 12/01/2047 200 243
5.69%, 03/01/2040 48 71
Georgia Power Co
2.20%, 09/15/2024 165 174
4.30%, 03/15/2042 228 273

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Gulf Power Co
3.30%, 05/30/2027 $ 400 $ 450
Hydro-Quebec
8.05%, 07/07/2024 102 129
Iberdrola International BV
6.75%, 07/15/2036 128 186
Interstate Power and Light Co
2.30%, 06/01/2030 40 42
4.10%, 09/26/2028 300 358
Kentucky Utilities Co
3.30%, 06/01/2050 155 170
5.13%, 11/01/2040 250 335
MidAmerican Energy Co
3.15%, 04/15/2050 165 183
3.65%, 04/15/2029 300 357
4.25%, 07/15/2049 300 389
Mississippi Power Co
4.25%, 03/15/2042 100 118
National Rural Utilities Cooperative Finance Corp
2.40%, 04/25/2022 300 309
2.40%, 03/15/2030
(f)
105 114
3.05%, 02/15/2022 102 105
3.05%, 04/25/2027 300 335
3.25%, 11/01/2025 500 559
Nevada Power Co
2.40%, 05/01/2030 200 214
NextEra Energy Capital Holdings Inc
2.25%, 06/01/2030 650 673
2.75%, 11/01/2029 115 125
5.65%, 05/01/2079
(g)
500 565
3 Month USD LIBOR + 3.16%
Northern States Power Co/MN
2.60%, 06/01/2051 160 162
2.90%, 03/01/2050 80 86
3.40%, 08/15/2042 100 114
5.35%, 11/01/2039 82 116
NorthWestern Corp
4.18%, 11/15/2044 300 353
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025
(e)
165 164
2.75%, 06/01/2024 300 322
3.10%, 09/15/2049 430 473
5.25%, 09/30/2040 51 70
Pacific Gas and Electric Co
2.10%, 08/01/2027 1,160 1,122
2.50%, 02/01/2031 320 304
3.30%, 08/01/2040 160 147
3.50%, 08/01/2050 1,160 1,046
PacifiCorp
2.70%, 09/15/2030 1,000 1,097
6.25%, 10/15/2037 92 133
PECO Energy Co
2.38%, 09/15/2022 100 103
2.80%, 06/15/2050 425 442
3.90%, 03/01/2048 200 247
PPL Capital Funding Inc
4.70%, 06/01/2043 100 123
PPL Electric Utilities Corp
3.00%, 10/01/2049 80 87
3.95%, 06/01/2047 300 367
Progress Energy Inc
3.15%, 04/01/2022 128 132
7.75%, 03/01/2031 136 199
Public Service Co of Colorado
2.25%, 09/15/2022 500 514
2.70%, 01/15/2051 495 503
3.70%, 06/15/2028 300 350
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Electric and Gas Co
2.05%, 08/01/2050 $ 165 $ 152
2.45%, 01/15/2030 160 174
3.00%, 05/15/2027 400 443
3.15%, 01/01/2050 160 181
3.25%, 09/01/2023 400 432
3.65%, 09/01/2042 200 235
Public Service Enterprise Group Inc
0.80%, 08/15/2025 330 328
Puget Sound Energy Inc
3.25%, 09/15/2049 60 67
5.80%, 03/15/2040 351 496
San Diego Gas & Electric Co
1.70%, 10/01/2030 170 169
3.32%, 04/15/2050 155 169
Sempra Energy
2.90%, 02/01/2023 300 314
3.40%, 02/01/2028 300 330
3.80%, 02/01/2038 300 336
4.00%, 02/01/2048 400 451
6.00%, 10/15/2039 112 155
Southern California Edison Co
2.25%, 06/01/2030 160 161
2.85%, 08/01/2029 125 131
3.65%, 02/01/2050 315 326
4.00%, 04/01/2047 585 628
5.50%, 03/15/2040 102 127
5.95%, 02/01/2038 117 148
Southern Co/The
3.25%, 07/01/2026 570 636
4.00%, 01/15/2051
(g)
170 171
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
5.50%, 03/15/2057
(g)
400 408
3 Month USD LIBOR + 3.63%
Southern Power Co
5.25%, 07/15/2043 200 233
Southwestern Electric Power Co
3.85%, 02/01/2048 300 333
4.10%, 09/15/2028 400 466
6.20%, 03/15/2040 51 70
Tampa Electric Co
4.35%, 05/15/2044 200 249
Tucson Electric Power Co
1.50%, 08/01/2030 455 451
Union Electric Co
3.50%, 04/15/2024 500 541
Virginia Electric and Power Co
2.75%, 03/15/2023 500 524
2.88%, 07/15/2029 90 101
3.15%, 01/15/2026 30 33
4.65%, 08/15/2043 250 331
6.00%, 05/15/2037 77 111
8.88%, 11/15/2038 10 18
WEC Energy Group Inc
0.55%, 09/15/2023 170 170
3.55%, 06/15/2025 110 123
Wisconsin Electric Power Co
2.05%, 12/15/2024 65 68
Xcel Energy Inc
0.50%, 10/15/2023 85 85
2.60%, 12/01/2029 115 124
$ 48,931
Electrical Components & Equipment - 0.01%
Emerson Electric Co
0.88%, 10/15/2026 250 248

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics - 0.18%
Agilent Technologies Inc
2.10%, 06/04/2030 $ 160 $ 164
Allegion US Holding Co Inc
3.55%, 10/01/2027 500 543
Arrow Electronics Inc
4.50%, 03/01/2023 200 214
Fortive Corp
3.15%, 06/15/2026 535 591
Honeywell International Inc
1.35%, 06/01/2025 75 77
1.95%, 06/01/2030 310 326
2.15%, 08/08/2022 115 119
2.30%, 08/15/2024 365 389
2.50%, 11/01/2026 50 55
2.70%, 08/15/2029 85 94
2.80%, 06/01/2050 160 172
3.81%, 11/21/2047 77 97
Roper Technologies Inc
1.00%, 09/15/2025 85 85
1.40%, 09/15/2027 165 167
2.35%, 09/15/2024 110 116
2.80%, 12/15/2021 500 513
2.95%, 09/15/2029 95 105
3.13%, 11/15/2022 750 786
Tyco Electronics Group SA
7.13%, 10/01/2037 14 21
$ 4,634
Environmental Control - 0.07%
Republic Services Inc
2.30%, 03/01/2030 340 362
2.50%, 08/15/2024 215 229
2.90%, 07/01/2026 500 553
Waste Management Inc
3.90%, 03/01/2035 200 242
4.10%, 03/01/2045 210 257
4.15%, 07/15/2049 115 146
$ 1,789
Finance - Mortgage Loan/Banker - 1.14%
Fannie Mae
0.50%, 06/17/2025 370 372
0.88%, 08/05/2030 500 494
1.38%, 10/07/2021 400 405
1.38%, 09/06/2022 300 307
2.00%, 01/05/2022 400 410
2.00%, 10/05/2022 500 519
2.13%, 04/24/2026 3,000 3,276
2.25%, 04/12/2022 250 258
2.38%, 01/19/2023 500 524
2.50%, 02/05/2024 500 537
2.63%, 01/11/2022 500 516
2.63%, 09/06/2024 750 819
5.63%, 07/15/2037 200 321
6.63%, 11/15/2030 602 925
7.13%, 01/15/2030 199 308
7.25%, 05/15/2030 280 441
Federal Home Loan Banks
0.38%, 09/04/2025 170 170
1.88%, 11/29/2021 250 255
2.13%, 06/09/2023 3,125 3,284
2.50%, 02/13/2024 1,000 1,076
3.00%, 10/12/2021 1,000 1,029
3.25%, 11/16/2028
(f)
2,000 2,401
5.50%, 07/15/2036 700 1,090
Freddie Mac
0.25%, 06/26/2023 3,125 3,128
0.25%, 08/24/2023 335 335
0.25%, 09/08/2023 505 505
0.38%, 09/23/2025 510 508
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Freddie Mac   (continued)
2.38%, 01/13/2022 $ 1,757 $ 1,808
2.75%, 06/19/2023 1,625 1,735
6.25%, 07/15/2032 231 362
6.75%, 03/15/2031 577 901
$ 29,019
Food - 0.34%
Campbell Soup Co
4.15%, 03/15/2028 160 186
Conagra Brands Inc
3.20%, 01/25/2023 567 597
4.85%, 11/01/2028 205 250
5.30%, 11/01/2038 120 155
5.40%, 11/01/2048 120 163
General Mills Inc
2.60%, 10/12/2022 500 520
3.15%, 12/15/2021 77 79
3.70%, 10/17/2023 300 327
4.00%, 04/17/2025 300 340
Hershey Co/The
1.70%, 06/01/2030 160 165
3.38%, 08/15/2046 350 399
Kellogg Co
2.10%, 06/01/2030 160 164
2.65%, 12/01/2023 417 442
3.25%, 04/01/2026 500 558
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 30 43
Kroger Co/The
3.40%, 04/15/2022 154 160
3.70%, 08/01/2027 300 344
3.95%, 01/15/2050 175 204
4.45%, 02/01/2047 55 67
5.15%, 08/01/2043 300 386
5.40%, 07/15/2040 25 32
Mondelez International Inc
0.63%, 07/01/2022 165 166
1.50%, 02/04/2031 105 102
2.13%, 04/13/2023 85 88
2.63%, 09/04/2050 225 218
3.63%, 05/07/2023 300 325
4.13%, 05/07/2028 300 360
Sysco Corp
2.40%, 02/15/2030 135 135
4.85%, 10/01/2045 250 281
5.38%, 09/21/2035 500 614
Tyson Foods Inc
4.55%, 06/02/2047 520 655
$ 8,525
Forest Products & Paper - 0.08%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024 500 547
Georgia-Pacific LLC
7.75%, 11/15/2029 51 76
8.00%, 01/15/2024 228 279
International Paper Co
4.40%, 08/15/2047 350 428
4.80%, 06/15/2044 300 371
7.30%, 11/15/2039 25 37
Suzano Austria GmbH
5.00%, 01/15/2030 300 323
$ 2,061
Gas - 0.12%
Atmos Energy Corp
1.50%, 01/15/2031
(i)
165 164
3.38%, 09/15/2049 165 187
4.13%, 10/15/2044 400 496

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
CenterPoint Energy Resources Corp
1.75%, 10/01/2030
(i)
$ 165 $ 166
Dominion Energy Gas Holdings LLC
2.50%, 11/15/2024 155 165
4.80%, 11/01/2043 300 374
NiSource Inc
0.95%, 08/15/2025 330 330
3.49%, 05/15/2027 20 22
3.60%, 05/01/2030 150 171
5.95%, 06/15/2041 402 564
Southern California Gas Co
2.55%, 02/01/2030 160 172
Southern Co Gas Capital Corp
1.75%, 01/15/2031 165 163
$ 2,974
Hand & Machine Tools - 0.02%
Stanley Black & Decker Inc
2.30%, 03/15/2030 160 170
2.90%, 11/01/2022 200 210
$ 380
Healthcare - Products - 0.24%
Abbott Laboratories
1.15%, 01/30/2028 250 252
1.40%, 06/30/2030 330 332
2.55%, 03/15/2022 35 36
3.75%, 11/30/2026 266 309
4.75%, 11/30/2036 40 54
4.90%, 11/30/2046 500 709
5.30%, 05/27/2040 200 293
Boston Scientific Corp
1.90%, 06/01/2025 160 167
2.65%, 06/01/2030 160 170
3.85%, 05/15/2025 270 306
4.70%, 03/01/2049 50 66
7.38%, 01/15/2040 51 82
Danaher Corp
2.60%, 10/01/2050
(i)
165 162
DH Europe Finance II Sarl
2.05%, 11/15/2022 155 160
2.60%, 11/15/2029 155 168
3.25%, 11/15/2039 155 173
Koninklijke Philips NV
5.00%, 03/15/2042 128 168
Medtronic Inc
3.15%, 03/15/2022 220 229
4.38%, 03/15/2035 15 20
Stryker Corp
3.50%, 03/15/2026 500 564
4.10%, 04/01/2043 200 237
4.63%, 03/15/2046 20 26
Thermo Fisher Scientific Inc
2.60%, 10/01/2029 160 174
2.95%, 09/19/2026 530 590
4.13%, 03/25/2025 160 182
Zimmer Biomet Holdings Inc
3.15%, 04/01/2022 500 517
$ 6,146
Healthcare - Services - 0.62%
Aetna Inc
2.80%, 06/15/2023 35 37
3.50%, 11/15/2024 300 329
4.13%, 11/15/2042 100 114
6.63%, 06/15/2036 105 149
6.75%, 12/15/2037 112 162
Anthem Inc
2.88%, 09/15/2029 120 130
2.95%, 12/01/2022 300 315
3.13%, 05/15/2050 600 612
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Anthem Inc   (continued)
3.30%, 01/15/2023 $ 325 $ 345
3.65%, 12/01/2027 300 342
4.38%, 12/01/2047 300 367
4.63%, 05/15/2042 30 38
4.65%, 01/15/2043 115 145
Ascension Health
3.95%, 11/15/2046 500 624
Baylor Scott & White Holdings
3.97%, 11/15/2046 232 275
Children's Hospital Medical Center/Cincinnati
OH
4.27%, 05/15/2044 215 270
CommonSpirit Health
4.35%, 11/01/2042 200 217
Dignity Health
3.13%, 11/01/2022 500 517
HCA Inc
4.50%, 02/15/2027 800 899
5.25%, 06/15/2026 750 875
Humana Inc
3.13%, 08/15/2029 85 94
4.50%, 04/01/2025 160 184
4.95%, 10/01/2044 325 430
Kaiser Foundation Hospitals
3.27%, 11/01/2049 230 257
4.15%, 05/01/2047 470 592
Laboratory Corp of America Holdings
2.30%, 12/01/2024 310 328
2.95%, 12/01/2029 310 341
4.70%, 02/01/2045 115 146
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 200 258
4.20%, 07/01/2055 250 337
Mount Sinai Hospitals Group Inc
3.98%, 07/01/2048 400 457
Partners Healthcare System Inc
3.19%, 07/01/2049 315 341
4.12%, 07/01/2055 300 375
Quest Diagnostics Inc
2.95%, 06/30/2030 155 169
UnitedHealth Group Inc
1.25%, 01/15/2026 160 164
2.00%, 05/15/2030 160 168
2.38%, 10/15/2022 500 520
2.38%, 08/15/2024 250 266
2.75%, 05/15/2040 160 169
2.88%, 03/15/2022 180 185
2.88%, 08/15/2029 175 195
2.90%, 05/15/2050 160 169
3.45%, 01/15/2027 540 614
3.50%, 08/15/2039 200 230
3.70%, 08/15/2049 350 419
4.25%, 06/15/2048 165 210
4.38%, 03/15/2042 750 954
4.45%, 12/15/2048 120 159
4.63%, 07/15/2035 30 40
6.50%, 06/15/2037 77 120
$ 15,653
Home Builders - 0.01%
DR Horton Inc
1.40%, 10/15/2027
(i)
165 164
Insurance - 0.83%
Aflac Inc
3.63%, 11/15/2024 230 257
Allied World Assurance Co Holdings Ltd
4.35%, 10/29/2025 500 541

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Allstate Corp/The
3.28%, 12/15/2026 $ 500 $ 569
5.55%, 05/09/2035 200 292
American International Group Inc
3.75%, 07/10/2025 20 22
3.88%, 01/15/2035 750 865
4.20%, 04/01/2028 190 220
4.38%, 01/15/2055 30 34
4.70%, 07/10/2035 750 942
4.80%, 07/10/2045 50 62
4.88%, 06/01/2022 280 300
Aon Corp
2.20%, 11/15/2022 660 683
2.80%, 05/15/2030 160 173
Arch Capital Finance LLC
5.03%, 12/15/2046 250 315
Arch Capital Group US Inc
5.14%, 11/01/2043 375 477
Athene Holding Ltd
4.13%, 01/12/2028 500 543
AXA SA
8.60%, 12/15/2030 38 58
Berkshire Hathaway Finance Corp
1.85%, 03/12/2030 80 84
4.20%, 08/15/2048 285 366
4.25%, 01/15/2049 400 520
4.30%, 05/15/2043 300 390
5.75%, 01/15/2040 115 176
Berkshire Hathaway Inc
2.75%, 03/15/2023 30 32
3.13%, 03/15/2026 350 391
3.40%, 01/31/2022 205 213
4.50%, 02/11/2043 25 33
Chubb Corp/The
6.50%, 05/15/2038 10 16
Chubb INA Holdings Inc
1.38%, 09/15/2030 335 331
2.88%, 11/03/2022 500 523
3.35%, 05/03/2026 30 34
4.35%, 11/03/2045 25 33
6.70%, 05/15/2036 250 389
CNA Financial Corp
2.05%, 08/15/2030 165 165
Equitable Holdings Inc
4.35%, 04/20/2028 205 233
Hartford Financial Services Group Inc/The
3.60%, 08/19/2049 170 190
4.30%, 04/15/2043 250 294
Lincoln National Corp
4.00%, 09/01/2023 1,000 1,092
4.35%, 03/01/2048 55 63
7.00%, 06/15/2040 47 69
Loews Corp
2.63%, 05/15/2023 200 210
4.13%, 05/15/2043 200 232
Manulife Financial Corp
5.38%, 03/04/2046 250 350
Marsh & McLennan Cos Inc
3.88%, 03/15/2024 500 554
4.38%, 03/15/2029 50 60
4.90%, 03/15/2049 400 558
MetLife Inc
3.00%, 03/01/2025 300 332
3.60%, 04/10/2024 250 276
4.37%, 09/15/2023 235 262
4.60%, 05/13/2046 225 295
4.88%, 11/13/2043 20 27
5.70%, 06/15/2035 164 240
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
MetLife Inc   (continued)
6.40%, 12/15/2066 $ 288 $ 358
3 Month USD LIBOR + 2.21%
Progressive Corp/The
3.20%, 03/26/2030 160 183
4.35%, 04/25/2044 200 262
Prudential Financial Inc
2.10%, 03/10/2030
(f)
160 168
3.50%, 05/15/2024 700 775
3.70%, 10/01/2050
(g)
165 168
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 130 143
3.91%, 12/07/2047 177 197
4.50%, 11/16/2021 128 134
5.20%, 03/15/2044
(g)
350 371
3 Month USD LIBOR + 3.04%
5.70%, 12/14/2036 25 36
5.70%, 09/15/2048
(g)
150 170
3 Month USD LIBOR + 2.67%
Reinsurance Group of America Inc
4.70%, 09/15/2023 200 221
Travelers Cos Inc/The
4.00%, 05/30/2047 400 488
6.25%, 06/15/2037 12 18
6.75%, 06/20/2036 51 79
Trinity Acquisition PLC
4.40%, 03/15/2026 500 577
W R Berkley Corp
4.00%, 05/12/2050 85 100
Willis North America Inc
2.95%, 09/15/2029 55 59
3.60%, 05/15/2024 300 328
3.88%, 09/15/2049 165 190
XLIT Ltd
5.25%, 12/15/2043 400 557
$ 20,968
Internet - 0.37%
Alibaba Group Holding Ltd
3.13%, 11/28/2021 270 277
3.40%, 12/06/2027 325 364
3.60%, 11/28/2024 300 329
4.40%, 12/06/2057 305 411
Alphabet Inc
0.80%, 08/15/2027 330 329
1.10%, 08/15/2030 165 164
1.90%, 08/15/2040 165 159
2.00%, 08/15/2026 30 32
2.05%, 08/15/2050 165 154
2.25%, 08/15/2060 165 156
3.38%, 02/25/2024 530 582
Amazon.com Inc
1.20%, 06/03/2027 465 471
1.50%, 06/03/2030 465 475
2.40%, 02/22/2023 370 388
2.50%, 11/29/2022 130 136
2.50%, 06/03/2050 465 474
3.15%, 08/22/2027 490 559
3.80%, 12/05/2024 20 22
3.88%, 08/22/2037 340 423
4.05%, 08/22/2047 30 39
4.80%, 12/05/2034 30 41
4.95%, 12/05/2044 515 733
Baidu Inc
3.08%, 04/07/2025 200 213
3.50%, 11/28/2022 500 524
4.13%, 06/30/2025 500 556

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
eBay Inc
1.90%, 03/11/2025 $ 160 $ 167
2.60%, 07/15/2022 600 620
3.45%, 08/01/2024 30 33
3.80%, 03/09/2022 500 523
4.00%, 07/15/2042 100 112
$ 9,466
Iron & Steel - 0.07%
Nucor Corp
2.00%, 06/01/2025 155 162
4.00%, 08/01/2023 500 543
Steel Dynamics Inc
2.40%, 06/15/2025 40 42
2.80%, 12/15/2024 80 84
Vale Overseas Ltd
6.25%, 08/10/2026 400 473
6.88%, 11/21/2036 317 413
8.25%, 01/17/2034 38 54
$ 1,771
Lodging - 0.05%
Las Vegas Sands Corp
3.20%, 08/08/2024 170 172
3.50%, 08/18/2026 85 86
3.90%, 08/08/2029 170 170
Marriott International Inc/MD
3.13%, 10/15/2021 500 507
Sands China Ltd
4.60%, 08/08/2023 200 213
$ 1,148
Machinery - Construction & Mining - 0.12%
ABB Finance USA Inc
2.88%, 05/08/2022 100 104
Caterpillar Financial Services Corp
0.45%, 09/14/2023 335 335
0.65%, 07/07/2023 165 166
1.10%, 09/14/2027 335 335
1.90%, 09/06/2022 815 838
1.93%, 10/01/2021 190 193
1.95%, 11/18/2022 265 274
Caterpillar Inc
2.60%, 04/09/2030 150 165
3.25%, 09/19/2049 160 179
3.40%, 05/15/2024 30 33
3.80%, 08/15/2042 105 128
6.05%, 08/15/2036 132 194
$ 2,944
Machinery - Diversified - 0.12%
CNH Industrial Capital LLC
1.88%, 01/15/2026
(i)
165 165
Deere & Co
2.88%, 09/07/2049 165 177
3.10%, 04/15/2030 160 183
3.90%, 06/09/2042 30 38
5.38%, 10/16/2029 500 662
Dover Corp
5.38%, 03/01/2041 77 99
John Deere Capital Corp
0.70%, 07/05/2023 160 162
1.20%, 04/06/2023 120 122
1.95%, 06/13/2022 375 385
2.05%, 01/09/2025 160 170
2.80%, 03/06/2023 20 21
2.80%, 07/18/2029 385 430
Otis Worldwide Corp
2.06%, 04/05/2025 160 168
2.57%, 02/15/2030 160 172
3.36%, 02/15/2050 160 176
$ 3,130
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 0.96%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.80%, 04/01/2031 $ 405 $ 421
3.70%, 04/01/2051 405 400
4.46%, 07/23/2022 340 360
4.80%, 03/01/2050 545 620
4.91%, 07/23/2025 400 462
5.75%, 04/01/2048 605 755
6.48%, 10/23/2045 435 583
Comcast Corp
1.50%, 02/15/2031 165 163
2.35%, 01/15/2027 60 64
2.45%, 08/15/2052 165 155
2.65%, 02/01/2030 125 136
2.65%, 08/15/2062 165 158
3.10%, 04/01/2025 160 176
3.15%, 03/01/2026 30 34
3.25%, 11/01/2039 245 273
3.38%, 08/15/2025 525 585
3.40%, 07/15/2046 20 22
3.45%, 02/01/2050 485 548
3.55%, 05/01/2028 125 145
3.70%, 04/15/2024 600 663
3.75%, 04/01/2040 860 1,006
3.90%, 03/01/2038 150 178
4.00%, 08/15/2047 30 36
4.00%, 03/01/2048 400 486
4.00%, 11/01/2049 20 24
4.15%, 10/15/2028 500 603
4.25%, 01/15/2033 120 149
4.60%, 10/15/2038 485 620
4.60%, 08/15/2045 500 645
4.65%, 07/15/2042 1,615 2,107
4.75%, 03/01/2044 45 59
5.65%, 06/15/2035 20 28
6.45%, 03/15/2037 85 128
6.95%, 08/15/2037 274 434
7.05%, 03/15/2033 15 23
Discovery Communications LLC
3.63%, 05/15/2030 180 200
3.95%, 03/20/2028 500 569
4.00%, 09/15/2055
(e)
601 610
Fox Corp
3.05%, 04/07/2025 40 44
5.48%, 01/25/2039 200 268
5.58%, 01/25/2049 500 691
Grupo Televisa SAB
4.63%, 01/30/2026 500 562
NBCUniversal Media LLC
4.45%, 01/15/2043 15 19
6.40%, 04/30/2040 251 387
Thomson Reuters Corp
5.85%, 04/15/2040 25 34
Time Warner Cable LLC
5.50%, 09/01/2041 340 412
5.88%, 11/15/2040 20 25
6.55%, 05/01/2037 176 234
6.75%, 06/15/2039 77 104
7.30%, 07/01/2038 300 425
Time Warner Entertainment Co LP
8.38%, 07/15/2033 95 146
TWDC Enterprises 18 Corp
3.70%, 12/01/2042 100 113
7.00%, 03/01/2032 51 77
ViacomCBS Inc
4.00%, 01/15/2026 515 578
4.20%, 05/19/2032 200 229
4.38%, 03/15/2043 435 462

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
ViacomCBS Inc   (continued)
4.85%, 07/01/2042 $ 200 $ 225
6.88%, 04/30/2036 181 249
7.88%, 07/30/2030 178 257
Walt Disney Co/The
1.75%, 08/30/2024 325 338
1.75%, 01/13/2026 635 661
2.00%, 09/01/2029 245 253
2.20%, 01/13/2028 160 168
2.65%, 01/13/2031 395 426
2.75%, 09/01/2049 325 317
3.35%, 03/24/2025 120 134
3.50%, 05/13/2040 160 181
3.60%, 01/13/2051 160 180
3.70%, 03/23/2027 120 138
4.63%, 03/23/2040 240 305
4.75%, 11/15/2046 230 301
4.95%, 10/15/2045 350 456
6.20%, 12/15/2034 154 228
6.40%, 12/15/2035 98 149
$ 24,404
Metal Fabrication & Hardware - 0.02%
Precision Castparts Corp
2.50%, 01/15/2023 100 104
3.25%, 06/15/2025 25 28
4.38%, 06/15/2045 250 311
$ 443
Mining - 0.13%
Barrick Gold Corp
5.25%, 04/01/2042 20 27
Barrick North America Finance LLC
5.75%, 05/01/2043 355 517
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 90 128
BHP Billiton Finance USA Ltd
5.00%, 09/30/2043 270 380
Newmont Corp
2.25%, 10/01/2030 610 630
4.88%, 03/15/2042 20 27
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 112
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 328 445
Southern Copper Corp
5.88%, 04/23/2045 350 475
6.75%, 04/16/2040 258 371
Teck Resources Ltd
3.90%, 07/15/2030
(e)
120 126
$ 3,238
Miscellaneous Manufacturers - 0.22%
3M Co
1.75%, 02/14/2023 65 67
2.00%, 02/14/2025 130 138
2.38%, 08/26/2029 500 541
3.25%, 08/26/2049 400 445
Eaton Corp
2.75%, 11/02/2022 100 105
4.00%, 11/02/2032 100 121
4.15%, 11/02/2042 50 62
General Electric Co
3.10%, 01/09/2023 35 37
3.45%, 05/01/2027 75 79
3.63%, 05/01/2030 240 249
4.13%, 10/09/2042 26 26
4.25%, 05/01/2040 75 76
4.35%, 05/01/2050 295 301
6.15%, 08/07/2037 155 186
6.75%, 03/15/2032 896 1,127
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Illinois Tool Works Inc
2.65%, 11/15/2026 $ 500 $ 554
3.50%, 03/01/2024 350 383
Parker-Hannifin Corp
3.50%, 09/15/2022 577 610
Trane Technologies Luxembourg Finance SA
4.65%, 11/01/2044 300 370
$ 5,477
Oil & Gas - 1.25%
BP Capital Markets America Inc
1.75%, 08/10/2030 460 456
2.77%, 11/10/2050 625 577
2.94%, 04/06/2023 135 143
3.00%, 02/24/2050 160 154
3.19%, 04/06/2025 275 302
3.22%, 04/14/2024 420 453
3.54%, 04/06/2027 275 308
3.59%, 04/14/2027 30 34
BP Capital Markets PLC
3.06%, 03/17/2022 315 327
3.28%, 09/19/2027 175 194
3.56%, 11/01/2021 200 207
3.72%, 11/28/2028 40 46
3.81%, 02/10/2024 400 440
Canadian Natural Resources Ltd
2.95%, 01/15/2023 30 31
3.85%, 06/01/2027 655 705
4.95%, 06/01/2047 20 22
6.25%, 03/15/2038 250 297
Chevron Corp
1.14%, 05/11/2023 85 87
1.55%, 05/11/2025 85 88
2.00%, 05/11/2027 160 169
2.24%, 05/11/2030 160 170
2.36%, 12/05/2022 325 337
2.41%, 03/03/2022 500 513
2.95%, 05/16/2026 355 396
2.98%, 05/11/2040 40 43
3.08%, 05/11/2050 160 171
Chevron USA Inc
0.43%, 08/11/2023 250 250
0.69%, 08/12/2025 330 329
1.02%, 08/12/2027 165 165
2.34%, 08/12/2050 165 156
CNOOC Finance 2013 Ltd
2.88%, 09/30/2029 200 213
4.25%, 05/09/2043 100 122
CNOOC Finance 2014 ULC
4.25%, 04/30/2024 500 551
CNOOC Petroleum North America ULC
5.88%, 03/10/2035 340 486
6.40%, 05/15/2037 157 232
7.50%, 07/30/2039 15 25
Concho Resources Inc
4.30%, 08/15/2028 300 332
4.88%, 10/01/2047 120 133
Conoco Funding Co
7.25%, 10/15/2031 200 298
ConocoPhillips
6.50%, 02/01/2039 169 247
ConocoPhillips Co
4.30%, 11/15/2044 420 504
6.95%, 04/15/2029 202 281
Devon Energy Corp
5.00%, 06/15/2045 10 10
5.60%, 07/15/2041 425 430

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Diamondback Energy Inc
2.88%, 12/01/2024 $ 155 $ 157
3.25%, 12/01/2026 155 156
Ecopetrol SA
5.88%, 09/18/2023 400 440
5.88%, 05/28/2045 550 600
EOG Resources Inc
2.63%, 03/15/2023 200 208
4.15%, 01/15/2026 350 401
Equinor ASA
1.75%, 01/22/2026 160 166
2.45%, 01/17/2023 30 31
2.65%, 01/15/2024 400 426
2.88%, 04/06/2025 145 158
3.00%, 04/06/2027 645 711
3.15%, 01/23/2022 102 105
3.25%, 11/18/2049 220 233
3.63%, 04/06/2040 145 165
5.10%, 08/17/2040 263 355
Exxon Mobil Corp
1.57%, 04/15/2023 230 237
1.90%, 08/16/2022 500 515
2.28%, 08/16/2026 500 537
2.44%, 08/16/2029 150 161
2.61%, 10/15/2030 305 330
2.99%, 03/19/2025 305 334
3.00%, 08/16/2039 150 159
3.10%, 08/16/2049 450 460
3.45%, 04/15/2051 155 170
4.23%, 03/19/2040 305 373
Hess Corp
5.60%, 02/15/2041 51 55
7.13%, 03/15/2033 221 267
7.30%, 08/15/2031 25 31
HollyFrontier Corp
5.88%, 04/01/2026 475 520
Marathon Oil Corp
2.80%, 11/01/2022 10 10
3.85%, 06/01/2025 505 518
6.60%, 10/01/2037 223 230
Marathon Petroleum Corp
3.63%, 09/15/2024 400 428
5.00%, 09/15/2054 200 206
5.13%, 12/15/2026 300 348
Noble Energy Inc
3.25%, 10/15/2029 325 359
5.05%, 11/15/2044 25 32
5.25%, 11/15/2043 350 464
6.00%, 03/01/2041 102 142
Phillips 66
2.15%, 12/15/2030 410 399
3.85%, 04/09/2025 490 544
5.88%, 05/01/2042 128 169
Pioneer Natural Resources Co
1.90%, 08/15/2030 165 155
Shell International Finance BV
0.38%, 09/15/2023 170 169
2.00%, 11/07/2024 155 163
2.38%, 08/21/2022 130 135
2.38%, 04/06/2025 430 458
2.38%, 11/07/2029 155 164
2.50%, 09/12/2026 330 360
2.75%, 04/06/2030 600 656
3.13%, 11/07/2049 155 159
3.25%, 04/06/2050 600 638
3.63%, 08/21/2042 100 109
4.00%, 05/10/2046 245 286
4.38%, 05/11/2045 490 601
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Shell International Finance BV   (continued)
4.55%, 08/12/2043 $ 35 $ 44
5.50%, 03/25/2040 25 35
6.38%, 12/15/2038 43 64
Suncor Energy Inc
2.80%, 05/15/2023 160 168
4.00%, 11/15/2047 90 92
5.95%, 05/15/2035 400 495
6.50%, 06/15/2038 428 548
6.80%, 05/15/2038 12 16
6.85%, 06/01/2039 5 7
Total Capital International SA
2.43%, 01/10/2025 85 90
2.83%, 01/10/2030 85 94
2.88%, 02/17/2022 128 132
2.99%, 06/29/2041 370 385
3.13%, 05/29/2050 160 166
3.39%, 06/29/2060 370 391
3.46%, 07/12/2049 85 93
Valero Energy Corp
1.20%, 03/15/2024 170 169
2.85%, 04/15/2025 170 178
3.65%, 03/15/2025 500 541
6.63%, 06/15/2037 234 294
7.50%, 04/15/2032 15 20
$ 31,819
Oil & Gas Services - 0.09%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 155 162
3.14%, 11/07/2029 155 162
3.34%, 12/15/2027 165 175
4.08%, 12/15/2047 170 170
Halliburton Co
3.25%, 11/15/2021 651 664
3.80%, 11/15/2025 62 67
4.50%, 11/15/2041 51 48
4.85%, 11/15/2035 275 292
7.45%, 09/15/2039 10 13
National Oilwell Varco Inc
3.60%, 12/01/2029 155 151
3.95%, 12/01/2042 200 180
Schlumberger Investment SA
2.65%, 06/26/2030 165 167
$ 2,251
Packaging & Containers - 0.05%
Packaging Corp of America
3.00%, 12/15/2029 310 340
4.05%, 12/15/2049 155 185
WestRock RKT LLC
4.00%, 03/01/2023 500 534
WRKCo Inc
3.00%, 06/15/2033 80 87
$ 1,146
Pharmaceuticals - 1.85%
AbbVie Inc
2.15%, 11/19/2021
(e)
310 316
2.30%, 11/21/2022
(e)
310 321
2.60%, 11/21/2024
(e)
465 493
2.90%, 11/06/2022 200 210
2.95%, 11/21/2026
(e)
310 338
3.20%, 05/14/2026 335 369
3.20%, 11/21/2029
(e)
775 854
3.25%, 10/01/2022
(e)
180 188
3.38%, 11/14/2021 350 362
3.45%, 03/15/2022
(e)
30 31
3.75%, 11/14/2023 350 382
3.80%, 03/15/2025
(e)
330 366

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AbbVie Inc   (continued)
3.85%, 06/15/2024
(e)
$ 445 $ 488
4.05%, 11/21/2039
(e)
385 443
4.25%, 11/14/2028 220 261
4.25%, 11/21/2049
(e)
620 736
4.30%, 05/14/2036 170 200
4.40%, 11/06/2042 200 238
4.45%, 05/14/2046 280 333
4.50%, 05/14/2035 300 365
4.63%, 10/01/2042
(e)
100 122
4.70%, 05/14/2045 330 406
4.75%, 03/15/2045
(e)
235 284
4.88%, 11/14/2048 210 267
AmerisourceBergen Corp
3.40%, 05/15/2024 250 272
AstraZeneca PLC
0.70%, 04/08/2026 125 123
1.38%, 08/06/2030 165 160
2.13%, 08/06/2050 85 77
2.38%, 06/12/2022 20 21
3.38%, 11/16/2025 905 1,015
4.00%, 09/18/2042 125 154
4.38%, 11/16/2045 185 240
4.38%, 08/17/2048 90 118
6.45%, 09/15/2037 164 249
Becton Dickinson and Co
2.82%, 05/20/2030 160 173
2.89%, 06/06/2022 50 52
3.36%, 06/06/2024 20 22
3.70%, 06/06/2027 500 567
3.73%, 12/15/2024 194 214
4.67%, 06/06/2047 35 43
4.69%, 12/15/2044 196 242
Bristol-Myers Squibb Co
2.60%, 05/16/2022 500 519
2.90%, 07/26/2024 610 660
3.25%, 08/15/2022 25 26
3.25%, 02/20/2023 400 425
3.25%, 08/01/2042 300 344
3.40%, 07/26/2029 540 629
3.55%, 08/15/2022 20 21
3.90%, 02/20/2028 185 219
4.13%, 06/15/2039 230 291
4.25%, 10/26/2049 430 565
4.35%, 11/15/2047 150 198
4.55%, 02/20/2048 185 250
4.63%, 05/15/2044 355 476
5.00%, 08/15/2045 30 42
Cardinal Health Inc
2.62%, 06/15/2022 250 258
3.08%, 06/15/2024 50 54
3.20%, 03/15/2023 200 212
3.41%, 06/15/2027 200 223
4.60%, 03/15/2043 100 110
Cigna Corp
2.40%, 03/15/2030 160 166
3.20%, 03/15/2040 160 170
4.13%, 11/15/2025 270 310
4.38%, 10/15/2028 750 892
4.80%, 08/15/2038 400 497
4.80%, 07/15/2046 25 31
4.90%, 12/15/2048 360 467
6.13%, 11/15/2041 16 22
CVS Health Corp
1.30%, 08/21/2027 165 163
1.75%, 08/21/2030 165 161
2.63%, 08/15/2024 420 448
2.70%, 08/21/2040 165 157
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
CVS Health Corp   (continued)
3.00%, 08/15/2026 $ 375 $ 411
3.25%, 08/15/2029 170 187
3.50%, 07/20/2022 1,000 1,049
4.10%, 03/25/2025 241 272
4.30%, 03/25/2028 1,000 1,170
4.78%, 03/25/2038 485 591
5.05%, 03/25/2048 980 1,251
5.13%, 07/20/2045 370 467
5.30%, 12/05/2043 25 32
Eli Lilly and Co
2.25%, 05/15/2050 390 367
2.50%, 09/15/2060 160 152
3.95%, 03/15/2049 400 501
GlaxoSmithKline Capital Inc
3.63%, 05/15/2025 600 682
3.88%, 05/15/2028 545 648
5.38%, 04/15/2034 500 706
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023
(i)
165 165
2.85%, 05/08/2022 143 149
Johnson & Johnson
0.55%, 09/01/2025 370 370
0.95%, 09/01/2027 370 372
1.30%, 09/01/2030 740 746
2.10%, 09/01/2040 370 369
2.25%, 09/01/2050 370 369
2.45%, 03/01/2026 30 33
2.45%, 09/01/2060 370 374
3.50%, 01/15/2048 90 111
3.63%, 03/03/2037 20 24
3.70%, 03/01/2046 225 282
3.75%, 03/03/2047 30 38
4.95%, 05/15/2033 201 277
McKesson Corp
4.88%, 03/15/2044 150 184
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 335
Merck & Co Inc
0.75%, 02/24/2026 80 80
1.45%, 06/24/2030 365 370
2.35%, 02/10/2022 800 824
2.35%, 06/24/2040 285 289
2.75%, 02/10/2025 385 418
2.80%, 05/18/2023 230 245
3.60%, 09/15/2042 100 122
3.70%, 02/10/2045 10 12
3.90%, 03/07/2039 115 143
4.00%, 03/07/2049 170 215
4.15%, 05/18/2043 200 255
Mylan NV
3.95%, 06/15/2026 595 669
5.25%, 06/15/2046 170 211
Novartis Capital Corp
1.75%, 02/14/2025 325 341
2.00%, 02/14/2027 325 346
2.20%, 08/14/2030 160 173
2.75%, 08/14/2050 160 172
3.00%, 11/20/2025 500 556
4.40%, 05/06/2044 350 471
Pfizer Inc
0.80%, 05/28/2025 445 448
1.70%, 05/28/2030 195 201
2.55%, 05/28/2040 450 468
2.63%, 04/01/2030 160 179
2.70%, 05/28/2050 190 198
3.00%, 06/15/2023 530 567
3.45%, 03/15/2029 210 246

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Pfizer Inc   (continued)
4.00%, 03/15/2049 $ 140 $ 178
4.40%, 05/15/2044 30 39
5.60%, 09/15/2040 380 542
7.20%, 03/15/2039 176 292
Sanofi
3.38%, 06/19/2023 400 433
3.63%, 06/19/2028 400 469
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 525 584
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 405 409
3.18%, 07/09/2050 405 411
Upjohn Inc
1.13%, 06/22/2022
(e)
80 81
2.30%, 06/22/2027
(e)
120 124
2.70%, 06/22/2030
(e)
160 166
3.85%, 06/22/2040
(e)
120 130
4.00%, 06/22/2050
(e)
160 171
Wyeth LLC
5.95%, 04/01/2037 91 135
6.50%, 02/01/2034 144 224
Zoetis Inc
2.00%, 05/15/2030 350 360
3.00%, 05/15/2050 175 188
3.25%, 02/01/2023 100 106
3.95%, 09/12/2047 5 6
$ 47,072
Pipelines - 0.87%
Boardwalk Pipelines LP
3.38%, 02/01/2023 200 205
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029
(e)
310 322
Columbia Pipeline Group Inc
5.80%, 06/01/2045 250 326
Enable Midstream Partners LP
5.00%, 05/15/2044 500 419
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 146
Enbridge Inc
2.50%, 01/15/2025 155 163
3.13%, 11/15/2029 155 165
5.50%, 12/01/2046 30 39
Energy Transfer Operating LP
2.90%, 05/15/2025 315 317
3.60%, 02/01/2023 15 15
3.75%, 05/15/2030 160 155
4.75%, 01/15/2026 50 53
5.20%, 02/01/2022 102 106
5.25%, 04/15/2029 400 429
5.30%, 04/15/2047 15 14
5.95%, 10/01/2043 350 347
6.13%, 12/15/2045 525 527
6.25%, 04/15/2049 500 517
6.50%, 02/01/2042 402 421
Enterprise Products Operating LLC
2.80%, 01/31/2030 120 128
3.35%, 03/15/2023 300 318
3.70%, 02/15/2026 525 589
3.70%, 01/31/2051 250 247
3.75%, 02/15/2025 500 556
3.90%, 02/15/2024 250 273
4.25%, 02/15/2048 155 165
4.85%, 08/15/2042 300 340
4.85%, 03/15/2044 430 489
4.90%, 05/15/2046 400 451
6.13%, 10/15/2039 123 157
6.45%, 09/01/2040 177 234
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enterprise Products Operating LLC   (continued)
6.88%, 03/01/2033 $ 15 $ 20
Kinder Morgan Energy Partners LP
3.50%, 09/01/2023 200 213
4.15%, 03/01/2022 300 314
4.70%, 11/01/2042 200 216
5.00%, 03/01/2043 100 111
5.40%, 09/01/2044 400 464
6.38%, 03/01/2041 128 157
6.50%, 09/01/2039 112 141
6.95%, 01/15/2038 112 147
7.40%, 03/15/2031 177 232
Kinder Morgan Inc
2.00%, 02/15/2031 310 299
3.15%, 01/15/2023 500 525
3.25%, 08/01/2050 310 279
4.30%, 06/01/2025 55 62
5.05%, 02/15/2046 15 17
5.55%, 06/01/2045 50 59
MPLX LP
1.75%, 03/01/2026 165 164
4.13%, 03/01/2027 425 467
4.25%, 12/01/2027 400 448
4.50%, 07/15/2023 30 33
4.50%, 04/15/2038 220 225
4.70%, 04/15/2048 185 188
4.88%, 12/01/2024 30 34
4.90%, 04/15/2058 60 61
5.20%, 03/01/2047 330 360
5.20%, 12/01/2047 200 220
5.50%, 02/15/2049 170 191
ONEOK Inc
2.20%, 09/15/2025 160 158
2.75%, 09/01/2024 175 179
3.40%, 09/01/2029 100 98
4.25%, 02/01/2022 300 311
4.45%, 09/01/2049 500 445
ONEOK Partners LP
5.00%, 09/15/2023 250 271
Plains All American Pipeline LP / PAA Finance
Corp
2.85%, 01/31/2023 200 203
3.65%, 06/01/2022 128 131
4.30%, 01/31/2043 200 170
4.50%, 12/15/2026 300 319
4.65%, 10/15/2025 15 16
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 360 406
5.63%, 03/01/2025 390 446
5.75%, 05/15/2024 300 340
5.88%, 06/30/2026 345 408
Spectra Energy Partners LP
5.95%, 09/25/2043 200 251
Sunoco Logistics Partners Operations LP
3.45%, 01/15/2023 200 204
4.95%, 01/15/2043 200 178
5.35%, 05/15/2045 15 14
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 135
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 347
4.75%, 05/15/2038 300 353
4.88%, 05/15/2048 420 522
5.60%, 03/31/2034 300 379
6.10%, 06/01/2040 25 33
7.25%, 08/15/2038 51 74

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Williams Cos Inc/The
3.35%, 08/15/2022 $ 15 $ 16
3.75%, 06/15/2027 400 439
3.90%, 01/15/2025 350 382
5.10%, 09/15/2045 180 202
6.30%, 04/15/2040 343 424
$ 22,134
Private Equity - 0.01%
Brookfield Asset Management Inc
4.00%, 01/15/2025 300 337
Regional Authority - 0.36%
Province of Alberta Canada
1.00%, 05/20/2025 555 564
3.30%, 03/15/2028 850 992
Province of British Columbia Canada
2.00%, 10/23/2022 1,200 1,242
6.50%, 01/15/2026 18 23
Province of Manitoba Canada
3.05%, 05/14/2024 500 544
Province of Ontario Canada
1.13%, 10/07/2030
(i)
325 323
1.75%, 01/24/2023 2,015 2,078
2.00%, 10/02/2029 400 432
3.20%, 05/16/2024 250 275
3.40%, 10/17/2023 305 333
Province of Quebec Canada
0.60%, 07/23/2025 645 646
1.35%, 05/28/2030 310 318
1.50%, 02/11/2025 295 307
2.63%, 02/13/2023 1,000 1,053
7.50%, 09/15/2029 64 98
$ 9,228
REITs - 0.90%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 250 245
2.75%, 12/15/2029 80 87
3.38%, 08/15/2031 115 130
4.00%, 01/15/2024 250 275
4.00%, 02/01/2050 85 102
4.90%, 12/15/2030 80 101
American Campus Communities Operating
Partnership LP
2.85%, 02/01/2030 155 157
3.63%, 11/15/2027 300 319
American Tower Corp
1.30%, 09/15/2025 80 81
1.88%, 10/15/2030 165 163
2.90%, 01/15/2030 160 173
3.38%, 10/15/2026 500 554
3.50%, 01/31/2023 530 563
3.70%, 10/15/2049 165 181
4.70%, 03/15/2022 278 295
AvalonBay Communities Inc
2.30%, 03/01/2030 160 170
4.20%, 12/15/2023 400 440
Boston Properties LP
2.75%, 10/01/2026 550 589
2.90%, 03/15/2030 415 433
Brixmor Operating Partnership LP
3.85%, 02/01/2025 300 321
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 20 22
Crown Castle International Corp
1.35%, 07/15/2025 370 374
3.10%, 11/15/2029 150 163
3.20%, 09/01/2024 400 431
3.25%, 01/15/2051 370 368
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Crown Castle International Corp   (continued)
3.30%, 07/01/2030 $ 155 $ 169
4.00%, 11/15/2049 110 123
5.25%, 01/15/2023 30 33
CubeSmart LP
2.00%, 02/15/2031
(i)
125 123
Digital Realty Trust LP
4.45%, 07/15/2028 250 297
Duke Realty LP
1.75%, 07/01/2030 160 159
2.88%, 11/15/2029 75 82
4.00%, 09/15/2028 400 467
Equinix Inc
1.00%, 09/15/2025
(i)
165 164
1.25%, 07/15/2025 160 161
1.80%, 07/15/2027 160 161
2.63%, 11/18/2024 155 165
3.20%, 11/18/2029 260 287
ERP Operating LP
2.50%, 02/15/2030 125 133
4.63%, 12/15/2021 500 520
Essex Portfolio LP
3.00%, 01/15/2030 170 183
4.00%, 03/01/2029 300 347
4.50%, 03/15/2048 300 383
Federal Realty Investment Trust
4.50%, 12/01/2044 250 285
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 170 176
5.38%, 04/15/2026 300 332
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031 170 167
Healthpeak Properties Inc
3.00%, 01/15/2030 150 162
3.40%, 02/01/2025 300 328
4.20%, 03/01/2024 250 275
6.75%, 02/01/2041 300 427
Kilroy Realty LP
2.50%, 11/15/2032 165 161
Kimco Realty Corp
2.70%, 10/01/2030 165 168
3.70%, 10/01/2049 330 324
Life Storage LP
2.20%, 10/15/2030 85 85
Mid-America Apartments LP
1.70%, 02/15/2031 125 123
4.00%, 11/15/2025 500 564
National Retail Properties Inc
4.80%, 10/15/2048 200 235
Office Properties Income Trust
4.00%, 07/15/2022 400 405
Omega Healthcare Investors Inc
4.50%, 01/15/2025 300 319
4.95%, 04/01/2024 750 799
Prologis LP
1.25%, 10/15/2030 165 161
2.13%, 04/15/2027 145 154
2.25%, 04/15/2030 140 149
3.00%, 04/15/2050 110 118
3.88%, 09/15/2028 250 295
Realty Income Corp
3.25%, 01/15/2031 165 183
4.65%, 08/01/2023 250 276
Simon Property Group LP
2.00%, 09/13/2024 915 943
2.45%, 09/13/2029 140 139
3.25%, 11/30/2026 500 545
3.25%, 09/13/2049 140 128

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Simon Property Group LP   (continued)
3.50%, 09/01/2025 $ 165 $ 181
4.25%, 11/30/2046 130 139
6.75%, 02/01/2040 25 35
SL Green Operating Partnership LP
3.25%, 10/15/2022 300 306
UDR Inc
3.20%, 01/15/2030 165 183
4.00%, 10/01/2025 200 224
Ventas Realty LP
3.00%, 01/15/2030 200 204
3.50%, 04/15/2024 300 321
5.70%, 09/30/2043 300 356
VEREIT Operating Partnership LP
3.10%, 12/15/2029 375 376
Welltower Inc
3.63%, 03/15/2024 600 649
4.13%, 03/15/2029 300 340
Weyerhaeuser Co
7.38%, 03/15/2032 300 437
$ 22,871
Retail - 0.86%
AutoZone Inc
1.65%, 01/15/2031 165 162
3.75%, 06/01/2027 250 284
Costco Wholesale Corp
1.38%, 06/20/2027 155 159
1.60%, 04/20/2030 155 158
1.75%, 04/20/2032 155 159
2.30%, 05/18/2022 310 320
2.75%, 05/18/2024 50 54
3.00%, 05/18/2027 150 168
Dollar General Corp
4.15%, 11/01/2025 500 576
Dollar Tree Inc
4.20%, 05/15/2028 185 218
Home Depot Inc/The
2.13%, 09/15/2026 250 269
2.63%, 06/01/2022 30 31
2.70%, 04/01/2023 30 32
2.95%, 06/15/2029 435 491
3.50%, 09/15/2056 305 359
3.75%, 02/15/2024 380 419
3.90%, 06/15/2047 30 37
4.20%, 04/01/2043 520 651
4.25%, 04/01/2046 590 754
4.40%, 03/15/2045 20 26
5.95%, 04/01/2041 351 531
Kohl's Corp
5.55%, 07/17/2045 250 230
Lowe's Cos Inc
3.10%, 05/03/2027 530 591
3.65%, 04/05/2029 465 537
3.70%, 04/15/2046 40 46
4.00%, 04/15/2025 160 182
4.05%, 05/03/2047 30 36
4.38%, 09/15/2045 500 616
5.00%, 04/15/2040 160 210
McDonald's Corp
1.45%, 09/01/2025 160 165
2.13%, 03/01/2030 160 167
2.63%, 09/01/2029 415 450
3.38%, 05/26/2025 500 556
3.50%, 07/01/2027 325 370
3.63%, 09/01/2049 115 129
3.70%, 02/15/2042 128 144
4.70%, 12/09/2035 25 32
4.88%, 07/15/2040 9 12
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
McDonald’s Corp   (continued)
4.88%, 12/09/2045 $ 250 $ 324
6.30%, 10/15/2037 262 391
O'Reilly Automotive Inc
1.75%, 03/15/2031 85 84
3.85%, 06/15/2023 300 322
4.35%, 06/01/2028 300 357
Starbucks Corp
2.00%, 03/12/2027 160 169
3.55%, 08/15/2029 500 573
3.85%, 10/01/2023 530 577
4.45%, 08/15/2049 300 362
Target Corp
2.35%, 02/15/2030 320 347
2.50%, 04/15/2026 500 547
2.90%, 01/15/2022 25 26
3.63%, 04/15/2046 35 44
3.90%, 11/15/2047 300 397
TJX Cos Inc/The
2.50%, 05/15/2023 500 524
Walgreens Boots Alliance Inc
3.45%, 06/01/2026 420 459
3.80%, 11/18/2024 300 330
4.80%, 11/18/2044 355 389
Walmart Inc
2.35%, 12/15/2022 500 522
2.85%, 07/08/2024 575 625
2.95%, 09/24/2049 245 276
3.05%, 07/08/2026 500 561
3.25%, 07/08/2029 490 571
3.40%, 06/26/2023 530 573
3.70%, 06/26/2028 390 461
3.95%, 06/28/2038 185 232
5.63%, 04/01/2040 38 57
5.63%, 04/15/2041 280 424
7.55%, 02/15/2030 628 975
$ 21,830
Semiconductors - 0.53%
Analog Devices Inc
2.50%, 12/05/2021 750 764
Applied Materials Inc
1.75%, 06/01/2030 160 165
3.30%, 04/01/2027 35 40
3.90%, 10/01/2025 500 573
4.35%, 04/01/2047 40 53
5.10%, 10/01/2035 250 348
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 660 731
Broadcom Inc
2.25%, 11/15/2023 90 94
3.15%, 11/15/2025 600 650
3.63%, 10/15/2024 350 382
4.15%, 11/15/2030 285 320
4.25%, 04/15/2026 500 563
4.30%, 11/15/2032 185 211
4.75%, 04/15/2029 730 850
Intel Corp
2.45%, 11/15/2029 310 338
2.60%, 05/19/2026 530 583
2.70%, 12/15/2022 25 26
3.15%, 05/11/2027 540 607
3.25%, 11/15/2049 315 353
3.30%, 10/01/2021 207 213
3.40%, 03/25/2025 160 179
3.73%, 12/08/2047 240 287
3.75%, 03/25/2027 160 187
4.00%, 12/15/2032 200 248
4.25%, 12/15/2042 200 253

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Intel Corp   (continued)
4.60%, 03/25/2040 $ 160 $ 213
4.80%, 10/01/2041 77 104
4.90%, 07/29/2045 25 35
KLA Corp
4.65%, 11/01/2024 500 571
Lam Research Corp
1.90%, 06/15/2030 155 161
2.88%, 06/15/2050 235 243
Marvell Technology Group Ltd
4.88%, 06/22/2028 300 362
Micron Technology Inc
2.50%, 04/24/2023 90 93
4.19%, 02/15/2027 115 131
4.66%, 02/15/2030 115 135
NXP BV / NXP Funding LLC / NXP USA Inc
3.15%, 05/01/2027
(e)
80 86
QUALCOMM Inc
1.30%, 05/20/2028
(e)
411 403
1.65%, 05/20/2032
(e)
340 336
3.25%, 05/20/2027 320 359
4.65%, 05/20/2035 115 155
4.80%, 05/20/2045 175 236
Texas Instruments Inc
1.38%, 03/12/2025 160 166
1.75%, 05/04/2030 245 253
4.15%, 05/15/2048 205 268
$ 13,328
Software - 0.67%
Activision Blizzard Inc
1.35%, 09/15/2030 85 83
2.50%, 09/15/2050 165 154
Adobe Inc
1.90%, 02/01/2025 315 333
2.30%, 02/01/2030 160 172
Fidelity National Information Services Inc
3.00%, 08/15/2026 40 44
3.50%, 04/15/2023 30 32
3.75%, 05/21/2029 400 471
Fiserv Inc
3.50%, 10/01/2022 600 633
3.50%, 07/01/2029 310 353
3.80%, 10/01/2023 400 436
3.85%, 06/01/2025 300 338
Intuit Inc
1.35%, 07/15/2027 165 168
Microsoft Corp
2.38%, 02/12/2022 380 390
2.40%, 02/06/2022 690 709
2.40%, 08/08/2026 55 60
2.53%, 06/01/2050 67 70
2.68%, 06/01/2060 1,209 1,275
3.13%, 11/03/2025 700 783
3.30%, 02/06/2027 200 229
3.45%, 08/08/2036 750 910
3.63%, 12/15/2023 30 33
3.70%, 08/08/2046 950 1,193
4.10%, 02/06/2037 113 146
4.20%, 11/03/2035 430 565
Oracle Corp
2.40%, 09/15/2023 30 32
2.50%, 05/15/2022 30 31
2.50%, 10/15/2022 1,070 1,117
2.50%, 04/01/2025 150 161
2.63%, 02/15/2023 390 407
2.65%, 07/15/2026 700 764
2.80%, 04/01/2027 850 935
2.95%, 04/01/2030 150 168
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp   (continued)
3.60%, 04/01/2040 $ 150 $ 172
3.60%, 04/01/2050 150 169
3.80%, 11/15/2037 250 293
4.00%, 07/15/2046 780 925
4.30%, 07/08/2034 1,015 1,272
4.38%, 05/15/2055 610 767
ServiceNow Inc
1.40%, 09/01/2030 165 161
$ 16,954
Sovereign - 1.70%
Canada Government International Bond
1.63%, 01/22/2025 1,165 1,226
Chile Government International Bond
2.45%, 01/31/2031 535 563
2.55%, 01/27/2032 475 501
3.13%, 03/27/2025 250 273
Colombia Government International Bond
2.63%, 03/15/2023 500 512
3.00%, 01/30/2030 315 322
3.13%, 04/15/2031 325 333
4.50%, 01/28/2026 700 775
5.20%, 05/15/2049 700 843
6.13%, 01/18/2041 200 256
8.13%, 05/21/2024 201 242
10.38%, 01/28/2033 100 157
Export Development Canada
1.38%, 02/24/2023 250 257
2.00%, 05/17/2022 1,150 1,183
Export-Import Bank of Korea
3.00%, 11/01/2022 500 524
3.25%, 11/10/2025 500 559
3.25%, 08/12/2026 500 564
5.00%, 04/11/2022 200 213
Hungary Government International Bond
5.38%, 03/25/2024 500 573
7.63%, 03/29/2041 250 447
Indonesia Government International Bond
2.85%, 02/14/2030 800 840
3.50%, 01/11/2028 200 219
3.70%, 10/30/2049 200 214
4.20%, 10/15/2050 500 577
4.75%, 02/11/2029 200 237
Israel Government AID Bond
5.50%, 09/18/2023 25 29
5.50%, 04/26/2024 125 148
5.50%, 09/18/2033 12 18
Israel Government International Bond
3.88%, 07/03/2050 200 240
4.00%, 06/30/2022 500 530
Japan Bank for International Cooperation
0.38%, 09/15/2023 510 509
0.63%, 05/22/2023 200 201
1.63%, 10/17/2022 900 923
2.00%, 10/17/2029 200 219
2.38%, 04/20/2026 300 328
2.50%, 06/01/2022 500 518
3.00%, 05/29/2024 1,000 1,091
3.38%, 07/31/2023 1,000 1,083
Korea International Bond
1.00%, 09/16/2030 200 197
3.88%, 09/11/2023 250 274
3.88%, 09/20/2048 500 685
Mexico Government International Bond
3.25%, 04/16/2030 200 205
3.60%, 01/30/2025 210 226
3.63%, 03/15/2022 300 312
3.75%, 01/11/2028 750 807

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Mexico Government International Bond
(continued)
3.90%, 04/27/2025 $ 600 $ 656
4.50%, 04/22/2029 1,000 1,122
4.50%, 01/31/2050 800 846
4.60%, 02/10/2048 700 746
4.75%, 03/08/2044 506 552
5.55%, 01/21/2045 300 361
6.05%, 01/11/2040 464 581
Panama Government International Bond
3.75%, 03/16/2025 800 873
3.87%, 07/23/2060 340 389
3.88%, 03/17/2028 500 567
4.50%, 05/15/2047 200 250
4.50%, 04/16/2050 400 500
6.70%, 01/26/2036 224 325
Peruvian Government International Bond
5.63%, 11/18/2050 528 841
6.55%, 03/14/2037 126 190
7.35%, 07/21/2025 180 230
8.75%, 11/21/2033 192 321
Philippine Government International Bond
2.46%, 05/05/2030
(f)
500 539
2.95%, 05/05/2045 200 211
3.00%, 02/01/2028 300 330
3.70%, 02/02/2042 230 267
5.00%, 01/13/2037 300 391
6.38%, 10/23/2034 210 304
9.50%, 02/02/2030 400 659
10.63%, 03/16/2025 400 569
Republic of Italy Government International Bond
2.38%, 10/17/2024 200 208
2.88%, 10/17/2029 200 207
5.38%, 06/15/2033 420 530
6.88%, 09/27/2023 512 598
Republic of Poland Government International
Bond
4.00%, 01/22/2024 575 640
5.00%, 03/23/2022 528 564
State of Israel
2.50%, 01/15/2030 200 216
3.38%, 01/15/2050 800 886
Svensk Exportkredit AB
0.50%, 08/26/2025 335 334
2.38%, 03/09/2022 1,000 1,030
2.88%, 03/14/2023 200 212
Tennessee Valley Authority
2.88%, 02/01/2027 250 284
3.50%, 12/15/2042 400 514
4.25%, 09/15/2065 200 304
4.63%, 09/15/2060 300 473
5.25%, 09/15/2039 251 387
5.38%, 04/01/2056 154 264
6.75%, 11/01/2025 102 134
Uruguay Government International Bond
4.13%, 11/20/2045 100 118
4.38%, 10/27/2027 390 450
4.98%, 04/20/2055 210 279
5.10%, 06/18/2050 725 975
$ 43,180
Supranational Bank - 1.43%
Asian Development Bank
0.25%, 07/14/2023 330 330
0.25%, 10/06/2023
(i)
490 489
0.38%, 09/03/2025 325 324
1.75%, 09/13/2022 1,100 1,133
1.88%, 02/18/2022 1,250 1,278
2.13%, 11/24/2021 750 766
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Asian Development Bank   (continued)
2.13%, 03/19/2025 $ 300 $ 323
2.63%, 01/30/2024 1,800 1,938
2.75%, 03/17/2023 400 424
5.82%, 06/16/2028 15 21
6.38%, 10/01/2028 51 72
Asian Infrastructure Investment Bank/The
0.25%, 09/29/2023 340 339
2.25%, 05/16/2024 500 534
Corp Andina de Fomento
3.25%, 02/11/2022 900 928
4.38%, 06/15/2022 22 23
Council Of Europe Development Bank
1.38%, 02/27/2025 320 333
European Bank for Reconstruction &
Development
0.25%, 07/10/2023 330 330
1.63%, 09/27/2024 650 683
1.88%, 02/23/2022 250 256
European Investment Bank
0.38%, 12/15/2025 340 339
1.63%, 03/14/2025 315 332
1.88%, 02/10/2025 600 639
2.25%, 03/15/2022 400 412
2.25%, 08/15/2022 750 778
2.25%, 06/24/2024 500 536
2.38%, 05/24/2027 300 334
2.50%, 03/15/2023 600 633
2.63%, 05/20/2022 900 935
2.63%, 03/15/2024 1,000 1,080
3.25%, 01/29/2024 2,350 2,581
FMS Wertmanagement
2.75%, 01/30/2024 500 540
Inter-American Development Bank
0.25%, 11/15/2023 325 325
0.63%, 09/16/2027 340 340
1.75%, 04/14/2022 1,000 1,023
1.75%, 03/14/2025 585 620
2.13%, 01/18/2022 340 348
2.38%, 07/07/2027 500 557
2.50%, 01/18/2023 1,900 1,997
3.00%, 10/04/2023 700 757
3.00%, 02/21/2024 250 273
3.13%, 09/18/2028 500 592
4.38%, 01/24/2044 50 77
International Bank for Reconstruction &
Development
0.75%, 08/26/2030 335 332
1.63%, 02/10/2022 1,000 1,019
1.63%, 01/15/2025 475 500
1.75%, 10/23/2029 1,030 1,114
2.50%, 11/25/2024 500 544
2.50%, 07/29/2025 1,700 1,869
2.50%, 11/22/2027 500 565
7.63%, 01/19/2023 1,512 1,765
International Finance Corp
0.38%, 07/16/2025 1,080 1,079
Nordic Investment Bank
0.38%, 09/11/2025 255 254
1.38%, 10/17/2022
(f)
200 205
2.25%, 05/21/2024 500 535
$ 36,353
Telecommunications - 1.32%
America Movil SAB de CV
3.13%, 07/16/2022 600 623
4.38%, 04/22/2049 250 311
6.13%, 03/30/2040 102 147
6.38%, 03/01/2035 200 290

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
AT&T Inc
1.65%, 02/01/2028 $ 330 $ 331
2.25%, 02/01/2032 240 240
2.30%, 06/01/2027 465 487
2.63%, 12/01/2022 630 656
2.75%, 06/01/2031 310 327
2.95%, 07/15/2026 20 22
3.00%, 06/30/2022 200 208
3.10%, 02/01/2043 240 234
3.30%, 02/01/2052 480 455
3.50%, 06/01/2041 310 326
3.50%, 09/15/2053
(e)
904 874
3.50%, 02/01/2061 480 457
3.55%, 09/15/2055
(e)
1,898 1,839
3.65%, 06/01/2051 755 762
3.65%, 09/15/2059
(e)
1,057 1,038
3.80%, 02/15/2027 40 45
4.05%, 12/15/2023 500 554
4.10%, 02/15/2028 81 94
4.13%, 02/17/2026 30 34
4.25%, 03/01/2027 530 615
4.30%, 12/15/2042 221 250
4.35%, 03/01/2029 500 589
4.35%, 06/15/2045 260 291
4.50%, 03/09/2048 490 562
4.65%, 06/01/2044 500 568
British Telecommunications PLC
9.62%, 12/15/2030 577 925
Cisco Systems Inc
2.20%, 09/20/2023 30 32
2.50%, 09/20/2026 30 33
Corning Inc
4.38%, 11/15/2057 300 363
4.75%, 03/15/2042 102 127
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 641 996
Motorola Solutions Inc
4.00%, 09/01/2024 454 504
Orange SA
5.38%, 01/13/2042 102 144
Rogers Communications Inc
3.00%, 03/15/2023 400 422
3.70%, 11/15/2049 225 250
5.00%, 03/15/2044 500 651
Telefonica Emisiones SA
5.21%, 03/08/2047 530 630
7.05%, 06/20/2036 795 1,144
TELUS Corp
4.60%, 11/16/2048 300 374
T-Mobile USA Inc
1.50%, 02/15/2026
(e)
320 322
2.05%, 02/15/2028
(e)
320 328
2.55%, 02/15/2031
(e)
490 507
3.00%, 02/15/2041
(e),(i)
170 168
3.30%, 02/15/2051
(e),(i)
170 168
3.50%, 04/15/2025
(e)
150 165
3.75%, 04/15/2027
(e)
295 331
3.88%, 04/15/2030
(e)
295 335
4.38%, 04/15/2040
(e)
150 176
4.50%, 04/15/2050
(e)
295 354
Verizon Communications Inc
1.50%, 09/18/2030 1,000 997
2.63%, 08/15/2026 25 27
2.95%, 03/15/2022 746 773
3.38%, 02/15/2025 40 45
3.85%, 11/01/2042 275 328
3.88%, 02/08/2029 400 473
4.13%, 03/16/2027 500 591
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc   (continued)
4.33%, 09/21/2028 $ 500 $ 606
4.40%, 11/01/2034 750 935
4.50%, 08/10/2033 360 457
4.81%, 03/15/2039 1,225 1,604
5.01%, 04/15/2049 540 777
5.15%, 09/15/2023 615 697
Vodafone Group PLC
4.25%, 09/17/2050 165 191
4.38%, 05/30/2028 560 663
5.00%, 05/30/2038 250 312
5.25%, 05/30/2048 400 517
6.15%, 02/27/2037 201 277
6.25%, 11/30/2032 500 671
$ 33,619
Toys, Games & Hobbies - 0.00%
Hasbro Inc
6.35%, 03/15/2040 25 30
Transportation - 0.57%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 1,000 1,101
3.55%, 02/15/2050 115 135
4.38%, 09/01/2042 545 687
4.45%, 03/15/2043 20 25
4.55%, 09/01/2044 15 20
5.15%, 09/01/2043 350 480
Canadian National Railway Co
2.45%, 05/01/2050 65 65
3.20%, 08/02/2046 400 451
3.65%, 02/03/2048 75 91
Canadian Pacific Railway Co
4.00%, 06/01/2028 300 353
4.80%, 09/15/2035 500 656
CSX Corp
2.40%, 02/15/2030 65 70
2.60%, 11/01/2026 300 327
3.25%, 06/01/2027 40 45
3.35%, 11/01/2025 500 562
3.35%, 09/15/2049 70 77
3.80%, 03/01/2028 100 117
3.80%, 11/01/2046 30 35
4.25%, 11/01/2066 400 496
4.30%, 03/01/2048 105 131
4.75%, 05/30/2042 277 355
FedEx Corp
3.10%, 08/05/2029 550 609
3.88%, 08/01/2042 100 110
4.40%, 01/15/2047 55 65
4.55%, 04/01/2046 400 482
4.75%, 11/15/2045 525 650
Kansas City Southern
4.70%, 05/01/2048 300 334
Norfolk Southern Corp
2.55%, 11/01/2029 155 169
3.25%, 12/01/2021 251 257
3.85%, 01/15/2024 200 219
3.94%, 11/01/2047 398 478
4.84%, 10/01/2041 100 131
Ryder System Inc
2.50%, 09/01/2024 80 84
2.90%, 12/01/2026 150 162
Union Pacific Corp
2.15%, 02/05/2027 230 244
3.15%, 03/01/2024 400 431
3.55%, 08/15/2039 80 92
3.80%, 10/01/2051 577 685
3.84%, 03/20/2060 225 261
3.95%, 09/10/2028 210 248

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Union Pacific Corp   (continued)
4.15%, 01/15/2045 $ 350 $ 428
4.16%, 07/15/2022 256 271
United Parcel Service Inc
2.45%, 10/01/2022 10 10
2.50%, 09/01/2029 125 137
3.40%, 09/01/2049 470 535
3.90%, 04/01/2025 665 758
4.88%, 11/15/2040 25 33
5.20%, 04/01/2040 125 173
6.20%, 01/15/2038 23 35
$ 14,370
Water - 0.04%
American Water Capital Corp
3.75%, 09/01/2047 180 213
4.15%, 06/01/2049 650 813
6.59%, 10/15/2037 5 8
$ 1,034
TOTAL BONDS $ 837,519
MUNICIPAL BONDS - 0.70%
Principal
Amount (000's) Value (000's)
California - 0.23%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 511
6.92%, 04/01/2040 120 185
California State University
2.98%, 11/01/2051 160 168
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 60 94
Los Angeles Department of Water & Power Power
System Revenue
6.57%, 07/01/2045 150 256
Los Angeles Unified School District/CA
5.75%, 07/01/2034 80 112
5.76%, 07/01/2029 50 65
6.76%, 07/01/2034 530 783
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 407
San Diego County Water Authority
6.14%, 05/01/2049 260 417
Santa Clara Valley Transportation Authority
5.88%, 04/01/2032 25 32
State of California
3.50%, 04/01/2028 165 191
7.30%, 10/01/2039 375 616
7.35%, 11/01/2039 500 826
7.60%, 11/01/2040 180 324
7.63%, 03/01/2040 280 485
University of California
5.77%, 05/15/2043 200 291
$ 5,763
District of Columbia - 0.03%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 674
Georgia - 0.02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 149 222
7.06%, 04/01/2057 197 290
$ 512
Illinois - 0.06%
Chicago Transit Authority Sales Tax Receipts
Fund
6.20%, 12/01/2040 70 96
6.90%, 12/01/2040 200 285
County of Cook IL
6.23%, 11/15/2034 102 146
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
State of Illinois
4.95%, 06/01/2023 $ 21 $ 22
5.10%, 06/01/2033 1,000 1,011
7.35%, 07/01/2035 70 79
$ 1,639
Kansas - 0.01%
State of Kansas Department of Transportation
4.60%, 09/01/2035 115 148
Massachusetts - 0.01%
Commonwealth of Massachusetts
4.20%, 12/01/2021 270 277
Nevada - 0.00%
County of Clark Department of Aviation
6.82%, 07/01/2045 25 41
New Jersey - 0.07%
New Jersey Economic Development
Authority (credit support from Assured Guaranty
Municipal Corp )
0.00%, 02/15/2023
(d),(j)
51 50
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
700 871
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028 190 215
6.56%, 12/15/2040 210 272
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 241
Rutgers The State University of New Jersey
5.67%, 05/01/2040 130 180
$ 1,829
New York - 0.11%
City of New York NY
5.52%, 10/01/2037 25 35
Metropolitan Transportation Authority
6.81%, 11/15/2040 135 171
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.51%, 08/01/2037 250 349
New York City Water & Sewer System
5.72%, 06/15/2042 270 427
5.95%, 06/15/2042 125 196
New York State Dormitory Authority
5.60%, 03/15/2040 435 626
Port Authority of New York & New Jersey
4.46%, 10/01/2062 400 512
4.96%, 08/01/2046 300 401
6.04%, 12/01/2029 50 69
$ 2,786
Ohio - 0.01%
American Municipal Power Inc
6.27%, 02/15/2050 69 100
Ohio State University/The
4.91%, 06/01/2040 125 174
$ 274
Pennsylvania - 0.02%
State Public School Building Authority
5.00%, 09/15/2027 500 599
Texas - 0.10%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 206
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 73
Dallas Convention Center Hotel Development
Corp
7.09%, 01/01/2042 70 94

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
Dallas County Hospital District
5.62%, 08/15/2044 $ 83 $ 125
Dallas Independent School District (credit
support from Permanent School Fund Guarantee
Program )
6.45%, 02/15/2035
(j)
50 51
Grand Parkway Transportation Corp
5.18%, 10/01/2042 300 436
State of Texas
4.68%, 04/01/2040 100 138
5.52%, 04/01/2039 405 617
Texas Transportation Commission State Highway
Fund
5.18%, 04/01/2030 625 802
$ 2,542
Utah - 0.01%
State of Utah
3.54%, 07/01/2025 300 328
Wisconsin - 0.02%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
330 390
TOTAL MUNICIPAL BONDS $ 17,802
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 63.46%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 3 .54%
2.00%, 08/01/2029 $ 420 $ 439
2.00%, 10/01/2031 87 91
2.00%, 03/01/2032 165 173
2.50%, 10/01/2027 136 142
2.50%, 03/01/2028 262 274
2.50%, 06/01/2028 148 155
2.50%, 06/01/2028 354 371
2.50%, 07/01/2028 242 254
2.50%, 10/01/2028 144 151
2.50%, 10/01/2028 121 127
2.50%, 10/01/2029 322 336
2.50%, 12/01/2029 380 397
2.50%, 09/01/2030 649 680
2.50%, 01/01/2031 692 724
2.50%, 01/01/2031 74 77
2.50%, 02/01/2031 76 80
2.50%, 03/01/2031 222 232
2.50%, 12/01/2031 226 237
2.50%, 12/01/2031 252 264
2.50%, 02/01/2032 283 296
2.50%, 03/01/2032 366 383
2.50%, 11/01/2032 693 724
2.50%, 02/01/2033 220 230
2.50%, 03/01/2033 136 142
2.50%, 03/01/2033 630 659
2.50%, 04/01/2033 269 282
2.50%, 05/01/2033 123 129
2.50%, 06/01/2033 182 190
2.50%, 11/01/2036 148 156
2.50%, 02/01/2043 152 162
2.50%, 03/01/2043 117 125
3.00%, 01/01/2027 105 111
3.00%, 03/01/2027 85 90
3.00%, 05/01/2027 79 83
3.00%, 10/01/2028 265 278
3.00%, 07/01/2029 333 350
3.00%, 08/01/2029 143 150
3.00%, 10/01/2029 86 91
3.00%, 11/01/2029 146 154
3.00%, 07/01/2030 331 349
3.00%, 09/01/2030 443 466
3.00%, 11/01/2030 68 72
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 11/01/2030 $ 138 $ 145
3.00%, 01/01/2031 156 164
3.00%, 04/01/2031 228 239
3.00%, 02/01/2032 66 70
3.00%, 05/01/2032 108 114
3.00%, 12/01/2032 569 598
3.00%, 12/01/2032 503 528
3.00%, 01/01/2033 802 842
3.00%, 02/01/2033 468 491
3.00%, 03/01/2033 305 325
3.00%, 04/01/2033 190 202
3.00%, 04/01/2033 168 178
3.00%, 06/01/2033 116 123
3.00%, 09/01/2033 159 168
3.00%, 09/01/2033 168 178
3.00%, 12/01/2034 50 53
3.00%, 01/01/2035 34 36
3.00%, 02/01/2035 50 53
3.00%, 05/01/2035 437 459
3.00%, 02/01/2036 96 101
3.00%, 09/01/2036 86 92
3.00%, 02/01/2037 114 120
3.00%, 05/01/2037 158 166
3.00%, 06/01/2037 165 173
3.00%, 07/01/2037 271 285
3.00%, 09/01/2037 56 58
3.00%, 01/01/2043 196 212
3.00%, 01/01/2043 279 297
3.00%, 02/01/2043 1,099 1,172
3.00%, 03/01/2043 709 755
3.00%, 04/01/2043 254 270
3.00%, 05/01/2043 255 272
3.00%, 06/01/2043 448 476
3.00%, 07/01/2043 789 841
3.00%, 07/01/2043 401 427
3.00%, 07/01/2043 449 478
3.00%, 07/01/2043 752 801
3.00%, 08/01/2043 91 97
3.00%, 08/01/2043 145 154
3.00%, 08/01/2043 1,333 1,420
3.00%, 08/01/2043 233 248
3.00%, 09/01/2043 332 353
3.00%, 09/01/2043 227 242
3.00%, 09/01/2043 476 507
3.00%, 10/01/2043 127 136
3.00%, 10/01/2043 413 440
3.00%, 03/01/2045 544 573
3.00%, 04/01/2045 184 194
3.00%, 06/01/2045 657 693
3.00%, 07/01/2045 392 415
3.00%, 07/01/2045 391 412
3.00%, 08/01/2045 729 769
3.00%, 08/01/2045 244 258
3.00%, 08/01/2045 194 204
3.00%, 12/01/2045 1,072 1,129
3.00%, 03/01/2046 486 511
3.00%, 03/01/2046 166 174
3.00%, 04/01/2046 681 716
3.00%, 04/01/2046 75 79
3.00%, 05/01/2046 171 180
3.00%, 09/01/2046 772 812
3.00%, 10/01/2046 666 710
3.00%, 11/01/2046 1,246 1,309
3.00%, 11/01/2046 123 130
3.00%, 11/01/2046 734 771
3.00%, 11/01/2046 863 908
3.00%, 12/01/2046 890 937
3.00%, 12/01/2046 1,047 1,102

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 01/01/2047 $ 1,398 $ 1,473
3.00%, 03/01/2047 1,313 1,379
3.00%, 03/01/2048 632 661
3.50%, 10/01/2025 89 95
3.50%, 11/01/2025 120 127
3.50%, 12/01/2026 119 126
3.50%, 01/01/2029 107 114
3.50%, 01/01/2032 89 96
3.50%, 02/01/2032 55 60
3.50%, 03/01/2032 67 72
3.50%, 04/01/2032 66 71
3.50%, 08/01/2032 52 56
3.50%, 09/01/2033 274 290
3.50%, 01/01/2034 58 63
3.50%, 01/01/2035 124 134
3.50%, 02/01/2035 106 114
3.50%, 07/01/2035 153 165
3.50%, 09/01/2035 265 285
3.50%, 04/01/2037 78 83
3.50%, 06/01/2037 179 190
3.50%, 05/01/2041 260 277
3.50%, 02/01/2042 321 344
3.50%, 04/01/2042 99 107
3.50%, 06/01/2042 206 223
3.50%, 07/01/2042 343 370
3.50%, 07/01/2042 261 281
3.50%, 08/01/2042 147 159
3.50%, 08/01/2042 333 359
3.50%, 02/01/2044 498 536
3.50%, 06/01/2044 513 549
3.50%, 09/01/2044 281 300
3.50%, 02/01/2045 309 331
3.50%, 03/01/2045 445 476
3.50%, 06/01/2045 506 540
3.50%, 07/01/2045 852 904
3.50%, 09/01/2045 466 496
3.50%, 10/01/2045 528 563
3.50%, 11/01/2045 860 918
3.50%, 12/01/2045 683 729
3.50%, 12/01/2045 79 84
3.50%, 12/01/2045 536 573
3.50%, 01/01/2046 86 91
3.50%, 01/01/2046 240 258
3.50%, 03/01/2046 2,250 2,400
3.50%, 03/01/2046 435 467
3.50%, 04/01/2046 549 589
3.50%, 05/01/2046 591 634
3.50%, 06/01/2046 669 709
3.50%, 08/01/2046 468 501
3.50%, 04/01/2047 765 811
3.50%, 11/01/2047 807 853
3.50%, 11/01/2047 621 657
3.50%, 05/01/2048 108 114
3.50%, 06/01/2048 472 501
3.50%, 06/01/2048 390 415
3.50%, 09/01/2048 221 237
4.00%, 06/01/2025 80 85
4.00%, 07/01/2025 105 112
4.00%, 12/01/2030 28 31
4.00%, 08/01/2031 29 31
4.00%, 10/01/2031 41 45
4.00%, 11/01/2031 13 14
4.00%, 12/01/2031 21 23
4.00%, 11/01/2033 59 65
4.00%, 01/01/2034 98 107
4.00%, 07/01/2035 41 44
4.00%, 03/01/2037 170 184
4.00%, 05/01/2038 80 86
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 02/01/2041 $ 177 $ 195
4.00%, 06/01/2042 120 132
4.00%, 06/01/2042 87 96
4.00%, 08/01/2043 645 713
4.00%, 01/01/2044 102 111
4.00%, 02/01/2044 287 318
4.00%, 03/01/2044 100 111
4.00%, 04/01/2044 354 388
4.00%, 05/01/2044 90 98
4.00%, 07/01/2044 213 232
4.00%, 07/01/2044 287 312
4.00%, 10/01/2044 244 267
4.00%, 11/01/2044 523 576
4.00%, 12/01/2044 528 575
4.00%, 01/01/2045 150 163
4.00%, 02/01/2045 198 215
4.00%, 04/01/2045 180 196
4.00%, 05/01/2045 95 104
4.00%, 06/01/2045 208 227
4.00%, 07/01/2045 341 372
4.00%, 08/01/2045 83 90
4.00%, 08/01/2045 742 808
4.00%, 08/01/2045 63 68
4.00%, 09/01/2045 127 138
4.00%, 09/01/2045 866 940
4.00%, 10/01/2045 880 955
4.00%, 11/01/2045 538 585
4.00%, 12/01/2045 241 262
4.00%, 03/01/2047 719 775
4.00%, 08/01/2047 860 921
4.00%, 10/01/2047 556 596
4.00%, 12/01/2047 927 993
4.00%, 07/01/2048 657 700
4.00%, 08/01/2048 383 408
4.00%, 09/01/2048 482 514
4.50%, 08/01/2023 39 42
4.50%, 05/01/2024 40 43
4.50%, 02/01/2030 9 10
4.50%, 08/01/2030 7 7
4.50%, 05/01/2031 9 10
4.50%, 06/01/2031 63 69
4.50%, 06/01/2039 99 111
4.50%, 10/01/2039 72 82
4.50%, 10/01/2040 110 124
4.50%, 03/01/2041 275 309
4.50%, 03/01/2041 272 306
4.50%, 09/01/2041 105 114
4.50%, 11/01/2041 198 222
4.50%, 09/01/2043 163 183
4.50%, 11/01/2043 84 94
4.50%, 11/01/2043 125 140
4.50%, 01/01/2044 117 131
4.50%, 01/01/2044 71 79
4.50%, 03/01/2044 129 144
4.50%, 05/01/2044 205 229
4.50%, 07/01/2044 81 91
4.50%, 09/01/2044 83 92
4.50%, 10/01/2045 127 140
4.50%, 02/01/2046 368 400
4.50%, 03/01/2047 87 95
4.50%, 03/01/2047 412 451
4.50%, 04/01/2047 102 111
4.50%, 06/01/2047 220 238
4.50%, 09/01/2047 224 244
4.50%, 11/01/2047 59 64
4.50%, 05/01/2048 220 239
4.50%, 07/01/2048 414 448
4.50%, 11/01/2048 233 252

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 01/01/2049 $ 818 $ 885
4.50%, 05/01/2049 1,813 1,961
5.00%, 09/01/2023 32 35
5.00%, 04/01/2024 16 17
5.00%, 01/01/2025 59 64
5.00%, 12/01/2027 25 27
5.00%, 02/01/2030 4 4
5.00%, 03/01/2030 3 3
5.00%, 04/01/2034 90 103
5.00%, 06/01/2035 99 114
5.00%, 01/01/2038 165 189
5.00%, 11/01/2038 141 161
5.00%, 12/01/2038 152 175
5.00%, 09/01/2039 240 276
5.00%, 01/01/2040 156 180
5.00%, 05/01/2040 96 108
5.00%, 04/01/2041 102 118
5.00%, 06/01/2041 86 96
5.00%, 11/01/2041 288 322
5.00%, 11/01/2041 88 101
5.50%, 01/01/2028 57 63
5.50%, 04/01/2036 115 131
5.50%, 12/01/2036 94 109
5.50%, 12/01/2036 96 111
5.50%, 03/01/2039 141 163
5.50%, 04/01/2039 86 100
5.50%, 02/01/2040 132 155
5.50%, 06/01/2041 198 231
6.00%, 02/01/2027 6 7
$ 89,735
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 16.22%
2.00%, 09/01/2028 106 111
2.00%, 05/01/2030 221 231
2.00%, 04/01/2032 110 115
2.00%, 10/01/2035
(k)
10,800 11,229
2.00%, 11/01/2050
(k)
13,500 13,934
2.50%, 01/01/2028 120 126
2.50%, 07/01/2028 156 163
2.50%, 08/01/2028 86 90
2.50%, 08/01/2028 153 160
2.50%, 09/01/2028 168 176
2.50%, 07/01/2029 69 72
2.50%, 07/01/2029 88 92
2.50%, 07/01/2029 218 228
2.50%, 09/01/2029 193 202
2.50%, 12/01/2029 109 113
2.50%, 01/01/2030 156 163
2.50%, 04/01/2030 202 211
2.50%, 05/01/2030 431 450
2.50%, 06/01/2030 260 272
2.50%, 08/01/2030 118 124
2.50%, 08/01/2030 516 539
2.50%, 01/01/2031 181 190
2.50%, 01/01/2031 198 207
2.50%, 02/01/2031 263 275
2.50%, 02/01/2031 206 216
2.50%, 05/01/2031 125 131
2.50%, 06/01/2031 218 228
2.50%, 11/01/2031 2,109 2,208
2.50%, 12/01/2031 344 360
2.50%, 01/01/2032 415 434
2.50%, 01/01/2032 757 792
2.50%, 02/01/2032 431 454
2.50%, 03/01/2032 195 204
2.50%, 03/01/2032 114 120
2.50%, 11/01/2032 36 38
2.50%, 12/01/2032 101 108
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 01/01/2033 $ 152 $ 159
2.50%, 02/01/2033 568 593
2.50%, 04/01/2033 1,094 1,143
2.50%, 07/01/2033 81 85
2.50%, 10/01/2034 1,270 1,327
2.50%, 02/01/2035 2,357 2,461
2.50%, 10/01/2035
(k)
8,750 9,137
2.50%, 10/01/2036 105 110
2.50%, 10/01/2036 43 45
2.50%, 12/01/2036 185 195
2.50%, 07/01/2040 3,227 3,387
2.50%, 01/01/2043 442 471
2.50%, 08/01/2043 119 126
2.50%, 10/01/2043 283 301
2.50%, 12/01/2046 123 131
2.50%, 10/01/2050
(k)
55,500 58,216
3.00%, 11/01/2026 92 96
3.00%, 02/01/2027 167 175
3.00%, 04/01/2027 825 879
3.00%, 08/01/2027 125 132
3.00%, 10/01/2028 304 319
3.00%, 11/01/2028 145 153
3.00%, 02/01/2029 108 114
3.00%, 03/01/2029 184 193
3.00%, 03/01/2029 122 128
3.00%, 04/01/2029 150 158
3.00%, 05/01/2029 145 153
3.00%, 06/01/2029 106 111
3.00%, 08/01/2029 106 111
3.00%, 10/01/2029 85 89
3.00%, 10/01/2029 111 117
3.00%, 10/01/2029 83 87
3.00%, 11/01/2029 83 88
3.00%, 01/01/2030 425 447
3.00%, 01/01/2030 392 412
3.00%, 01/01/2030 172 181
3.00%, 03/01/2030 262 276
3.00%, 06/01/2030 228 240
3.00%, 06/01/2030 235 247
3.00%, 09/01/2030 90 95
3.00%, 09/01/2030 374 393
3.00%, 10/01/2030 246 259
3.00%, 02/01/2031 106 111
3.00%, 04/01/2032 1,034 1,113
3.00%, 05/01/2032 140 147
3.00%, 08/01/2032 226 239
3.00%, 01/01/2033 44 46
3.00%, 02/01/2033 804 844
3.00%, 02/01/2033 2,393 2,514
3.00%, 08/01/2033 604 641
3.00%, 05/01/2034 247 259
3.00%, 05/01/2034 118 125
3.00%, 08/01/2034 458 493
3.00%, 10/01/2034 56 59
3.00%, 11/01/2034 154 163
3.00%, 12/01/2034 2,632 2,763
3.00%, 02/01/2035 149 158
3.00%, 02/01/2035 161 169
3.00%, 03/01/2035 71 74
3.00%, 04/01/2035 73 77
3.00%, 06/01/2035 175 185
3.00%, 07/01/2035 67 70
3.00%, 10/01/2035
(k)
2,500 2,623
3.00%, 11/01/2035 97 102
3.00%, 07/01/2036 151 159
3.00%, 12/01/2036 467 492
3.00%, 12/01/2036 312 328

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 12/01/2036 $ 228 $ 240
3.00%, 02/01/2037 31 33
3.00%, 02/01/2037 196 206
3.00%, 04/01/2037 99 104
3.00%, 04/01/2037 131 137
3.00%, 07/01/2037 66 69
3.00%, 08/01/2037 107 112
3.00%, 09/01/2037 280 293
3.00%, 06/01/2040 2,918 3,063
3.00%, 04/01/2042 168 179
3.00%, 09/01/2042 90 95
3.00%, 12/01/2042 109 117
3.00%, 02/01/2043 400 426
3.00%, 02/01/2043 697 743
3.00%, 02/01/2043 415 452
3.00%, 04/01/2043 909 969
3.00%, 04/01/2043 415 442
3.00%, 04/01/2043 323 344
3.00%, 04/01/2043 524 558
3.00%, 04/01/2043 334 356
3.00%, 04/01/2043 401 427
3.00%, 04/01/2043 216 230
3.00%, 04/01/2043 215 228
3.00%, 04/01/2043 312 332
3.00%, 05/01/2043 298 317
3.00%, 05/01/2043 227 242
3.00%, 05/01/2043 416 441
3.00%, 05/01/2043 45 48
3.00%, 06/01/2043 381 406
3.00%, 06/01/2043 421 448
3.00%, 06/01/2043 705 749
3.00%, 06/01/2043 598 644
3.00%, 06/01/2043 304 323
3.00%, 07/01/2043 137 145
3.00%, 07/01/2043 545 580
3.00%, 07/01/2043 227 242
3.00%, 08/01/2043 429 456
3.00%, 08/01/2043 246 262
3.00%, 08/01/2043 699 745
3.00%, 08/01/2043 97 104
3.00%, 08/01/2043 142 151
3.00%, 08/01/2043 108 114
3.00%, 09/01/2043 583 622
3.00%, 09/01/2043 263 281
3.00%, 10/01/2043 59 62
3.00%, 10/01/2043 733 781
3.00%, 11/01/2043 94 100
3.00%, 11/01/2043 137 146
3.00%, 11/01/2043 232 248
3.00%, 01/01/2044 117 124
3.00%, 01/01/2045 460 486
3.00%, 05/01/2045 616 650
3.00%, 09/01/2045 108 114
3.00%, 10/01/2045 397 420
3.00%, 11/01/2045 211 222
3.00%, 11/01/2045 96 101
3.00%, 12/01/2045 515 541
3.00%, 01/01/2046 356 375
3.00%, 02/01/2046 636 670
3.00%, 02/01/2046 474 499
3.00%, 02/01/2046 211 222
3.00%, 04/01/2046 103 109
3.00%, 05/01/2046 311 327
3.00%, 05/01/2046 256 270
3.00%, 05/01/2046 93 98
3.00%, 06/01/2046 150 158
3.00%, 08/01/2046 519 545
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 08/01/2046 $ 202 $ 212
3.00%, 09/01/2046 319 335
3.00%, 09/01/2046 256 269
3.00%, 10/01/2046 1,199 1,261
3.00%, 10/01/2046 138 145
3.00%, 11/01/2046 873 919
3.00%, 11/01/2046 582 612
3.00%, 11/01/2046 709 746
3.00%, 11/01/2046 94 99
3.00%, 11/01/2046 648 680
3.00%, 11/01/2046 148 155
3.00%, 12/01/2046 909 957
3.00%, 12/01/2046 1,711 1,800
3.00%, 01/01/2047 946 995
3.00%, 01/01/2047 323 340
3.00%, 02/01/2047 170 179
3.00%, 02/01/2047 704 740
3.00%, 05/01/2047 342 359
3.00%, 10/01/2048 72 76
3.00%, 09/01/2049 5,311 5,566
3.00%, 10/01/2049 9,140 9,603
3.00%, 10/01/2049 1,700 1,784
3.00%, 11/01/2049 1,687 1,771
3.00%, 11/01/2049 2,989 3,187
3.00%, 11/01/2049 2,992 3,134
3.00%, 11/01/2049 861 903
3.00%, 03/01/2050 6,242 6,585
3.00%, 10/01/2050
(k)
24,575 25,744
3.50%, 10/01/2025 150 158
3.50%, 11/01/2025 84 89
3.50%, 11/01/2025 200 212
3.50%, 01/01/2026 192 203
3.50%, 03/01/2026 176 187
3.50%, 12/01/2026 153 162
3.50%, 02/01/2027 89 95
3.50%, 11/01/2028 147 156
3.50%, 12/01/2028 80 85
3.50%, 03/01/2029 134 142
3.50%, 01/01/2031 7 7
3.50%, 04/01/2031 13 14
3.50%, 02/01/2032 64 68
3.50%, 04/01/2032 58 62
3.50%, 05/01/2032 125 134
3.50%, 06/01/2032 230 250
3.50%, 07/01/2032 81 87
3.50%, 09/01/2032 124 134
3.50%, 12/01/2032 2,763 2,985
3.50%, 09/01/2033 134 141
3.50%, 09/01/2033 60 65
3.50%, 10/01/2033 419 444
3.50%, 10/01/2033 127 137
3.50%, 11/01/2033 132 143
3.50%, 01/01/2034 89 96
3.50%, 06/01/2034 157 170
3.50%, 08/01/2034 41 44
3.50%, 11/01/2034 98 106
3.50%, 02/01/2035 1,805 1,929
3.50%, 12/01/2035 206 222
3.50%, 07/01/2036 220 236
3.50%, 02/01/2037 159 169
3.50%, 03/01/2037 192 203
3.50%, 05/01/2037 38 41
3.50%, 07/01/2037 84 89
3.50%, 10/01/2037 102 107
3.50%, 01/01/2038 275 290
3.50%, 01/01/2041 847 916
3.50%, 03/01/2041 1,120 1,209

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 10/01/2041 $ 105 $ 112
3.50%, 12/01/2041 314 340
3.50%, 12/01/2041 342 370
3.50%, 01/01/2042 117 126
3.50%, 03/01/2042 79 85
3.50%, 03/01/2042 281 304
3.50%, 03/01/2042 114 122
3.50%, 05/01/2042 90 98
3.50%, 05/01/2042 549 594
3.50%, 07/01/2042 83 90
3.50%, 07/01/2042 144 155
3.50%, 10/01/2042 634 686
3.50%, 04/01/2043 165 179
3.50%, 05/01/2043 526 574
3.50%, 05/01/2043 187 202
3.50%, 05/01/2043 396 437
3.50%, 06/01/2043 445 491
3.50%, 07/01/2043 215 237
3.50%, 07/01/2043 615 665
3.50%, 08/01/2043 457 494
3.50%, 08/01/2043 119 130
3.50%, 09/01/2043 145 157
3.50%, 12/01/2043 133 142
3.50%, 01/01/2044 1,367 1,511
3.50%, 02/01/2044 136 146
3.50%, 07/01/2044 875 946
3.50%, 10/01/2044 163 175
3.50%, 10/01/2044 420 449
3.50%, 11/01/2044 430 459
3.50%, 12/01/2044 85 92
3.50%, 12/01/2044 395 422
3.50%, 12/01/2044 355 379
3.50%, 01/01/2045 466 497
3.50%, 04/01/2045 429 458
3.50%, 05/01/2045 173 184
3.50%, 07/01/2045 86 92
3.50%, 07/01/2045 445 476
3.50%, 08/01/2045 506 540
3.50%, 08/01/2045 461 491
3.50%, 09/01/2045 500 533
3.50%, 09/01/2045 257 273
3.50%, 09/01/2045 618 663
3.50%, 11/01/2045 410 437
3.50%, 11/01/2045 210 224
3.50%, 12/01/2045 396 422
3.50%, 12/01/2045 480 512
3.50%, 12/01/2045 712 759
3.50%, 01/01/2046 813 867
3.50%, 01/01/2046 612 651
3.50%, 02/01/2046 163 173
3.50%, 02/01/2046 338 360
3.50%, 03/01/2046 559 595
3.50%, 03/01/2046 539 573
3.50%, 05/01/2046 613 653
3.50%, 06/01/2046 101 108
3.50%, 07/01/2046 514 548
3.50%, 09/01/2046 456 485
3.50%, 11/01/2046 798 853
3.50%, 12/01/2046 531 566
3.50%, 01/01/2047 1,067 1,136
3.50%, 02/01/2047 843 896
3.50%, 03/01/2047 93 99
3.50%, 09/01/2047 261 276
3.50%, 11/01/2047 1,139 1,205
3.50%, 01/01/2048 1,025 1,083
3.50%, 02/01/2048 128 135
3.50%, 02/01/2048 962 1,018
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 03/01/2048 $ 708 $ 749
3.50%, 04/01/2048 441 467
3.50%, 10/01/2048 108 114
3.50%, 10/01/2048 64 67
3.50%, 04/01/2049 1,155 1,222
3.50%, 06/01/2049 1,116 1,179
3.50%, 06/01/2049 1,481 1,566
3.50%, 06/01/2049 2,390 2,522
3.50%, 07/01/2049 2,665 2,816
3.50%, 07/01/2049 2,960 3,129
3.50%, 07/01/2049 4,446 4,684
3.50%, 08/01/2049 3,044 3,208
3.50%, 09/01/2049 2,203 2,342
3.50%, 11/01/2049 9,167 9,741
3.50%, 11/01/2049 3,745 3,945
3.50%, 09/01/2050 3,000 3,210
3.50%, 10/01/2050
(k)
3,250 3,427
4.00%, 07/01/2025 125 133
4.00%, 04/01/2029 3 4
4.00%, 10/01/2030 10 11
4.00%, 12/01/2030 87 93
4.00%, 02/01/2031 29 32
4.00%, 03/01/2031 654 695
4.00%, 07/01/2031 19 20
4.00%, 10/01/2031 78 85
4.00%, 11/01/2031 18 20
4.00%, 12/01/2031 15 16
4.00%, 01/01/2032 22 24
4.00%, 09/01/2033 156 170
4.00%, 01/01/2036 167 184
4.00%, 02/01/2036 107 116
4.00%, 06/01/2036 93 102
4.00%, 01/01/2037 128 139
4.00%, 02/01/2037 300 324
4.00%, 07/01/2038 292 313
4.00%, 02/01/2039 80 86
4.00%, 10/01/2039 124 134
4.00%, 01/01/2041 305 337
4.00%, 02/01/2041 83 91
4.00%, 02/01/2041 238 262
4.00%, 09/01/2041 122 135
4.00%, 02/01/2043 103 114
4.00%, 12/01/2043 111 121
4.00%, 01/01/2044 322 355
4.00%, 06/01/2044 286 314
4.00%, 06/01/2044 183 201
4.00%, 07/01/2044 255 278
4.00%, 07/01/2044 318 346
4.00%, 09/01/2044 134 146
4.00%, 10/01/2044 204 224
4.00%, 10/01/2044 462 503
4.00%, 11/01/2044 221 242
4.00%, 12/01/2044 49 54
4.00%, 12/01/2044 317 348
4.00%, 01/01/2045 118 128
4.00%, 02/01/2045 130 144
4.00%, 02/01/2045 162 175
4.00%, 02/01/2045 320 349
4.00%, 07/01/2045 196 212
4.00%, 07/01/2045 222 240
4.00%, 09/01/2045 317 344
4.00%, 10/01/2045 300 326
4.00%, 10/01/2045 95 103
4.00%, 11/01/2045 126 135
4.00%, 11/01/2045 449 490
4.00%, 12/01/2045 99 108
4.00%, 12/01/2045 202 220

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 01/01/2046 $ 378 $ 414
4.00%, 02/01/2046 96 104
4.00%, 02/01/2046 374 406
4.00%, 03/01/2046 88 95
4.00%, 03/01/2046 135 146
4.00%, 04/01/2046 270 291
4.00%, 07/01/2046 421 456
4.00%, 04/01/2047 755 810
4.00%, 06/01/2047 626 671
4.00%, 08/01/2047 662 708
4.00%, 08/01/2047 813 871
4.00%, 08/01/2047 107 115
4.00%, 08/01/2047 418 448
4.00%, 09/01/2047 756 810
4.00%, 11/01/2047 1,461 1,569
4.00%, 01/01/2048 1,146 1,228
4.00%, 02/01/2048 542 579
4.00%, 03/01/2048 9,565 10,282
4.00%, 03/01/2048 265 284
4.00%, 05/01/2048 2,018 2,167
4.00%, 06/01/2048 491 525
4.00%, 06/01/2048 1,305 1,394
4.00%, 07/01/2048 358 382
4.00%, 08/01/2048 212 226
4.00%, 08/01/2048 200 214
4.00%, 09/01/2048 718 765
4.00%, 09/01/2048 619 660
4.00%, 01/01/2049 3,652 3,924
4.00%, 01/01/2049 5,161 5,612
4.00%, 03/01/2049 477 511
4.00%, 04/01/2049 772 823
4.00%, 04/01/2049 727 775
4.00%, 07/01/2049 2,374 2,533
4.00%, 08/01/2049 2,128 2,268
4.00%, 10/01/2049 837 908
4.00%, 10/01/2049 2,198 2,353
4.00%, 11/01/2049 1,475 1,576
4.00%, 04/01/2050 4,558 4,969
4.50%, 07/01/2029 1 2
4.50%, 02/01/2030 8 9
4.50%, 04/01/2030 3 3
4.50%, 08/01/2030 60 66
4.50%, 09/01/2030 47 52
4.50%, 01/01/2031 10 11
4.50%, 04/01/2031 6 6
4.50%, 05/01/2031 9 10
4.50%, 07/01/2031 38 42
4.50%, 08/01/2031 21 23
4.50%, 02/01/2035 90 100
4.50%, 08/01/2040 75 84
4.50%, 08/01/2040 152 171
4.50%, 06/01/2041 107 120
4.50%, 09/01/2041 176 198
4.50%, 09/01/2043 97 109
4.50%, 10/01/2043 198 221
4.50%, 01/01/2044 504 563
4.50%, 01/01/2044 364 407
4.50%, 02/01/2044 214 238
4.50%, 03/01/2044 124 139
4.50%, 03/01/2044 194 213
4.50%, 05/01/2044 473 528
4.50%, 05/01/2044 90 101
4.50%, 05/01/2044 126 139
4.50%, 06/01/2044 243 272
4.50%, 08/01/2044 159 176
4.50%, 08/01/2044 182 201
4.50%, 12/01/2044 279 313
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 04/01/2046 $ 166 $ 183
4.50%, 08/01/2046 167 183
4.50%, 01/01/2047 125 137
4.50%, 02/01/2047 101 111
4.50%, 02/01/2047 233 254
4.50%, 03/01/2047 180 198
4.50%, 10/01/2047 190 207
4.50%, 11/01/2047 358 390
4.50%, 02/01/2048 262 284
4.50%, 04/01/2048 846 919
4.50%, 05/01/2048 504 545
4.50%, 08/01/2048 75 82
4.50%, 08/01/2048 143 155
4.50%, 10/01/2048 1,718 1,857
4.50%, 10/01/2048 809 874
4.50%, 03/01/2049 6,157 6,655
4.50%, 04/01/2049 676 731
4.50%, 05/01/2049 4,347 4,734
4.50%, 07/01/2049 1,681 1,818
4.50%, 07/01/2049 925 1,002
4.50%, 09/01/2049 1,221 1,321
5.00%, 07/01/2024 3 3
5.00%, 04/01/2029 6 7
5.00%, 09/01/2029 85 94
5.00%, 03/01/2030 11 12
5.00%, 08/01/2030 14 16
5.00%, 07/01/2035 113 129
5.00%, 04/01/2037 177 202
5.00%, 01/01/2039 242 277
5.00%, 07/01/2039 102 117
5.00%, 07/01/2039 104 119
5.00%, 02/01/2041 213 246
5.00%, 02/01/2041 131 150
5.00%, 05/01/2042 289 332
5.00%, 03/01/2044 203 226
5.00%, 03/01/2044 120 131
5.00%, 05/01/2044 105 116
5.00%, 11/01/2044 188 209
5.00%, 04/01/2048 196 214
5.00%, 09/01/2048 1,852 2,031
5.00%, 05/01/2049 158 173
5.00%, 06/01/2049 1,104 1,208
5.00%, 07/01/2049 570 629
5.00%, 08/01/2049 753 834
5.50%, 01/01/2023 2 2
5.50%, 07/01/2023 2 3
5.50%, 08/01/2023 22 24
5.50%, 10/01/2023 28 31
5.50%, 11/01/2023 36 40
5.50%, 02/01/2026 37 41
5.50%, 03/01/2027 35 39
5.50%, 06/01/2028 4 4
5.50%, 09/01/2028 1 1
5.50%, 01/01/2029 3 3
5.50%, 01/01/2029 17 19
5.50%, 12/01/2029 8 9
5.50%, 11/01/2035 157 184
5.50%, 12/01/2036 81 94
5.50%, 03/01/2037 128 148
5.50%, 08/01/2037 94 110
5.50%, 08/01/2037 89 105
5.50%, 08/01/2037 112 131
5.50%, 05/01/2038 166 192
5.50%, 06/01/2038 76 89
6.00%, 05/01/2041 154 182
6.50%, 01/01/2038 88 101
$ 411,546

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) - 6.85%
2.00%, 10/01/2050 $ 3,000 $ 3,117
2.50%, 03/20/2028 78 82
2.50%, 07/20/2028 77 80
2.50%, 03/20/2031 95 99
2.50%, 05/20/2032 127 133
2.50%, 07/20/2043 158 167
2.50%, 06/20/2045 99 105
2.50%, 12/20/2046 240 253
2.50%, 01/20/2047 373 393
2.50%, 10/01/2050 19,000 19,954
3.00%, 07/20/2030 164 172
3.00%, 01/20/2031 101 106
3.00%, 07/20/2032 138 145
3.00%, 01/20/2033 66 69
3.00%, 09/20/2042 1,045 1,102
3.00%, 10/15/2042 202 211
3.00%, 12/20/2042 296 313
3.00%, 01/20/2043 416 439
3.00%, 03/20/2043 559 590
3.00%, 03/20/2043 188 203
3.00%, 04/20/2043 726 766
3.00%, 06/15/2043 234 244
3.00%, 06/20/2043 159 168
3.00%, 07/15/2043 80 84
3.00%, 08/15/2043 153 159
3.00%, 08/15/2043 194 202
3.00%, 08/20/2043 75 80
3.00%, 09/20/2043 288 303
3.00%, 10/20/2043 147 155
3.00%, 11/20/2043 108 114
3.00%, 03/20/2044 207 219
3.00%, 08/20/2044 821 866
3.00%, 11/15/2044 253 272
3.00%, 11/20/2044 314 330
3.00%, 12/20/2044 350 369
3.00%, 02/15/2045 291 313
3.00%, 05/20/2045 313 332
3.00%, 07/15/2045 135 140
3.00%, 07/20/2045 2,398 2,534
3.00%, 08/15/2045 224 241
3.00%, 08/20/2045 708 745
3.00%, 10/20/2045 662 696
3.00%, 11/20/2045 382 401
3.00%, 12/20/2045 544 571
3.00%, 01/20/2046 138 146
3.00%, 02/20/2046 179 188
3.00%, 03/20/2046 908 958
3.00%, 04/20/2046 615 651
3.00%, 05/20/2046 548 580
3.00%, 06/20/2046 832 874
3.00%, 07/20/2046 2,494 2,634
3.00%, 08/20/2046 1,708 1,807
3.00%, 09/20/2046 997 1,054
3.00%, 10/20/2046 650 685
3.00%, 11/20/2046 304 325
3.00%, 11/20/2046 985 1,043
3.00%, 12/20/2046 1,188 1,256
3.00%, 01/20/2047 783 825
3.00%, 07/20/2047 39 41
3.00%, 10/20/2047 906 955
3.00%, 11/20/2047 432 456
3.00%, 12/20/2047 1,392 1,467
3.00%, 01/20/2048 604 638
3.00%, 02/20/2048 649 680
3.00%, 03/20/2048 610 639
3.00%, 10/01/2050 27,050 28,323
3.50%, 09/20/2028 103 109
3.50%, 04/20/2042 713 773
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 05/20/2042 $ 748 $ 811
3.50%, 06/20/2042 208 226
3.50%, 07/20/2042 832 902
3.50%, 10/20/2042 502 545
3.50%, 01/15/2043 283 301
3.50%, 01/20/2043 259 281
3.50%, 02/20/2043 786 861
3.50%, 03/20/2043 747 810
3.50%, 03/20/2043 331 367
3.50%, 04/15/2043 88 96
3.50%, 04/20/2043 737 800
3.50%, 04/20/2043 519 563
3.50%, 07/20/2043 877 950
3.50%, 08/15/2043 78 82
3.50%, 08/20/2043 699 757
3.50%, 09/20/2043 460 499
3.50%, 07/20/2044 572 617
3.50%, 08/20/2044 596 642
3.50%, 09/20/2044 224 241
3.50%, 10/20/2044 241 260
3.50%, 11/20/2044 263 282
3.50%, 12/20/2044 291 312
3.50%, 02/20/2045 291 311
3.50%, 05/20/2045 399 427
3.50%, 06/20/2045 81 87
3.50%, 07/20/2045 592 632
3.50%, 08/20/2045 271 289
3.50%, 09/20/2045 147 157
3.50%, 10/20/2045 1,097 1,174
3.50%, 11/20/2045 888 949
3.50%, 12/20/2045 560 598
3.50%, 01/20/2046 1,421 1,517
3.50%, 02/20/2046 78 84
3.50%, 03/20/2046 7,379 7,879
3.50%, 04/20/2046 575 615
3.50%, 05/20/2046 788 841
3.50%, 06/20/2046 1,032 1,112
3.50%, 07/15/2046 67 70
3.50%, 07/20/2046 421 449
3.50%, 08/20/2046 1,850 1,980
3.50%, 09/20/2046 752 804
3.50%, 10/20/2046 895 956
3.50%, 11/20/2046 683 726
3.50%, 12/20/2046 714 759
3.50%, 01/20/2047 772 824
3.50%, 02/20/2047 467 496
3.50%, 03/20/2047 652 696
3.50%, 04/20/2047 1,581 1,685
3.50%, 05/20/2047 478 507
3.50%, 06/20/2047 743 787
3.50%, 07/20/2047 1,366 1,450
3.50%, 08/20/2047 2,166 2,311
3.50%, 09/20/2047 163 174
3.50%, 10/20/2047 550 587
3.50%, 11/20/2047 712 760
3.50%, 12/20/2047 812 865
3.50%, 01/20/2048 1,185 1,260
3.50%, 02/20/2048 179 191
3.50%, 07/20/2048 352 373
4.00%, 08/15/2040 67 73
4.00%, 12/20/2040 31 34
4.00%, 08/15/2041 52 56
4.00%, 11/15/2041 85 91
4.00%, 03/15/2042 127 134
4.00%, 03/20/2042 144 158
4.00%, 04/20/2042 124 137
4.00%, 05/15/2042 187 198
4.00%, 10/20/2043 75 82

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 11/20/2043 $ 173 $ 189
4.00%, 02/20/2044 413 451
4.00%, 03/15/2044 143 153
4.00%, 05/20/2044 269 291
4.00%, 06/20/2044 197 214
4.00%, 07/20/2044 803 875
4.00%, 08/20/2044 563 610
4.00%, 09/20/2044 518 563
4.00%, 10/20/2044 682 742
4.00%, 11/20/2044 308 336
4.00%, 12/20/2044 545 593
4.00%, 01/20/2045 451 491
4.00%, 04/20/2045 289 312
4.00%, 05/15/2045 94 101
4.00%, 07/20/2045 120 130
4.00%, 08/20/2045 326 352
4.00%, 09/20/2045 470 507
4.00%, 10/20/2045 245 264
4.00%, 11/20/2045 88 95
4.00%, 12/15/2045 104 112
4.00%, 12/20/2045 219 236
4.00%, 01/20/2046 140 151
4.00%, 02/20/2046 201 216
4.00%, 04/20/2046 338 364
4.00%, 05/20/2046 167 180
4.00%, 07/20/2046 358 385
4.00%, 01/20/2047 748 807
4.00%, 02/20/2047 622 667
4.00%, 03/20/2047 591 635
4.00%, 05/20/2047 801 862
4.00%, 06/20/2047 792 852
4.00%, 07/20/2047 2,004 2,158
4.00%, 08/20/2047 91 98
4.00%, 09/20/2047 6,153 6,603
4.00%, 10/20/2047 452 484
4.50%, 02/15/2039 115 128
4.50%, 05/15/2039 89 99
4.50%, 11/15/2039 233 271
4.50%, 04/15/2040 273 303
4.50%, 01/20/2041 35 39
4.50%, 02/20/2041 34 38
4.50%, 03/20/2041 28 31
4.50%, 07/15/2041 135 149
4.50%, 05/20/2043 129 143
4.50%, 06/20/2043 124 138
4.50%, 10/20/2043 115 128
4.50%, 11/20/2043 368 409
4.50%, 03/20/2044 513 569
4.50%, 04/20/2044 23 25
4.50%, 05/20/2044 371 412
4.50%, 07/20/2044 191 212
4.50%, 12/20/2044 80 89
4.50%, 02/20/2045 208 231
4.50%, 03/20/2045 94 104
4.50%, 04/20/2045 114 127
4.50%, 06/20/2046 123 136
4.50%, 12/20/2046 352 391
4.50%, 02/20/2047 232 256
4.50%, 04/20/2047 178 194
4.50%, 06/15/2047 173 191
4.50%, 08/20/2047 390 425
4.50%, 10/20/2047 190 205
4.50%, 02/20/2048 3,354 3,632
4.50%, 05/20/2048 2,649 2,866
4.50%, 08/20/2048 656 707
4.50%, 10/20/2048 409 441
4.50%, 11/20/2048 628 676
4.50%, 12/20/2048 184 198
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.00%, 07/15/2035 $ 84 $ 96
5.00%, 04/15/2041 229 260
5.00%, 08/20/2041 75 86
5.00%, 04/20/2042 66 75
5.00%, 12/20/2042 183 209
5.00%, 07/20/2043 108 123
5.00%, 02/20/2044 114 131
5.00%, 03/20/2044 73 84
5.00%, 12/20/2045 99 113
5.00%, 03/20/2048 131 144
5.00%, 06/20/2048 2,805 3,059
5.00%, 10/20/2048 219 240
5.50%, 01/15/2040 85 100
5.50%, 06/20/2040 50 57
5.50%, 01/20/2041 172 205
5.50%, 10/20/2042 73 86
5.50%, 09/20/2043 78 91
6.00%, 04/15/2035 10 11
$ 173,906
U.S. Treasury - 36.85%
0.13%, 04/30/2022 4,000 4,000
0.13%, 05/31/2022 11,410 11,409
0.13%, 06/30/2022 165 165
0.13%, 07/31/2022 780 780
0.13%, 08/31/2022 3,650 3,650
0.13%, 09/30/2022 2,320 2,320
0.13%, 05/15/2023 11,175 11,169
0.25%, 05/31/2025 2,360 2,360
0.25%, 06/30/2025 2,210 2,209
0.25%, 07/31/2025 6,455 6,450
0.25%, 08/31/2025 470 470
0.38%, 04/30/2025 8,100 8,148
0.38%, 07/31/2027 1,435 1,428
0.38%, 09/30/2027 2,965 2,945
0.50%, 03/15/2023 1,725 1,740
0.50%, 03/31/2025 4,250 4,299
0.50%, 04/30/2027 4,440 4,462
0.50%, 05/31/2027 3,290 3,304
0.50%, 06/30/2027 2,265 2,274
0.63%, 05/15/2030 6,630 6,610
1.13%, 05/15/2040 4,395 4,334
1.25%, 10/31/2021 5,200 5,263
1.25%, 07/31/2023 5,000 5,155
1.25%, 08/31/2024 7,600 7,908
1.25%, 05/15/2050 4,035 3,836
1.38%, 06/30/2023 4,050 4,187
1.38%, 08/31/2023 13,785 14,276
1.38%, 09/30/2023 2,220 2,301
1.38%, 08/31/2026 3,400 3,601
1.38%, 08/15/2050 3,020 2,964
1.50%, 10/31/2021 4,410 4,475
1.50%, 11/30/2021 6,975 7,085
1.50%, 01/31/2022 3,104 3,161
1.50%, 08/15/2022 850 872
1.50%, 02/28/2023 2,995 3,093
1.50%, 03/31/2023 3,340 3,453
1.50%, 09/30/2024 5,950 6,256
1.50%, 10/31/2024 1,000 1,052
1.50%, 11/30/2024 3,080 3,243
1.50%, 08/15/2026 15,150 16,154
1.50%, 02/15/2030 5,660 6,109
1.63%, 12/31/2021 4,000 4,074
1.63%, 08/15/2022 1,990 2,046
1.63%, 08/31/2022 10,885 11,197
1.63%, 11/15/2022 2,790 2,878
1.63%, 04/30/2023 3,000 3,115
1.63%, 02/15/2026 3,315 3,546
1.63%, 05/15/2026 3,345 3,585

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.63%, 09/30/2026 $ 1,265 $ 1,359
1.63%, 11/30/2026 1,500 1,613
1.63%, 08/15/2029 3,750 4,084
1.75%, 11/30/2021 3,975 4,050
1.75%, 02/28/2022 920 941
1.75%, 03/31/2022 4,435 4,543
1.75%, 04/30/2022 3,335 3,420
1.75%, 05/15/2022 3,430 3,520
1.75%, 05/31/2022 5,280 5,423
1.75%, 06/15/2022 2,000 2,055
1.75%, 06/30/2022 3,860 3,969
1.75%, 07/15/2022 10,800 11,114
1.75%, 09/30/2022 1,640 1,693
1.75%, 01/31/2023 2,560 2,656
1.75%, 05/15/2023 2,517 2,623
1.75%, 06/30/2024 3,970 4,201
1.75%, 12/31/2024 5,620 5,982
1.75%, 11/15/2029 9,045 9,963
1.88%, 11/30/2021 3,107 3,170
1.88%, 01/31/2022 3,580 3,663
1.88%, 02/28/2022 3,000 3,074
1.88%, 03/31/2022 6,700 6,875
1.88%, 04/30/2022 3,640 3,740
1.88%, 05/31/2022 1,200 1,235
1.88%, 07/31/2022 3,640 3,756
1.88%, 08/31/2022 3,810 3,937
1.88%, 10/31/2022 4,000 4,145
1.88%, 08/31/2024 4,000 4,261
1.88%, 07/31/2026 7,400 8,048
2.00%, 11/15/2021 11,310 11,547
2.00%, 12/31/2021 2,890 2,957
2.00%, 02/15/2022 1,545 1,585
2.00%, 07/31/2022 3,331 3,445
2.00%, 10/31/2022 4,050 4,207
2.00%, 11/30/2022 3,615 3,761
2.00%, 02/15/2023 4,597 4,798
2.00%, 04/30/2024 4,035 4,296
2.00%, 05/31/2024 6,765 7,211
2.00%, 06/30/2024 5,195 5,545
2.00%, 02/15/2025 8,570 9,227
2.00%, 08/15/2025 4,850 5,256
2.00%, 11/15/2026 1,690 1,855
2.00%, 02/15/2050 4,900 5,559
2.13%, 12/31/2021 3,105 3,182
2.13%, 05/15/2022 4,160 4,295
2.13%, 06/30/2022 4,365 4,517
2.13%, 12/31/2022 6,600 6,895
2.13%, 03/31/2024 3,525 3,764
2.13%, 07/31/2024 5,810 6,237
2.13%, 09/30/2024 4,770 5,134
2.13%, 11/30/2024 4,460 4,811
2.13%, 05/15/2025 8,950 9,719
2.13%, 05/31/2026 2,000 2,200
2.25%, 04/15/2022 4,315 4,456
2.25%, 12/31/2023 3,655 3,901
2.25%, 01/31/2024 1,475 1,577
2.25%, 04/30/2024 4,850 5,207
2.25%, 10/31/2024 3,336 3,612
2.25%, 11/15/2024 8,963 9,707
2.25%, 12/31/2024 3,000 3,256
2.25%, 11/15/2025 2,500 2,748
2.25%, 03/31/2026 5,000 5,524
2.25%, 02/15/2027 8,160 9,112
2.25%, 08/15/2027 5,535 6,209
2.25%, 11/15/2027 9,840 11,067
2.25%, 08/15/2046 4,700 5,563
2.25%, 08/15/2049 6,380 7,609
2.38%, 03/15/2022 4,230 4,368
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.38%, 01/31/2023 $ 4,235 $ 4,456
2.38%, 02/29/2024 4,635 4,981
2.38%, 08/15/2024 4,595 4,980
2.38%, 04/30/2026 5,000 5,565
2.38%, 05/15/2027 15,430 17,397
2.38%, 05/15/2029 8,350 9,612
2.38%, 11/15/2049 5,505 6,741
2.50%, 01/15/2022 4,200 4,328
2.50%, 02/15/2022 4,295 4,435
2.50%, 03/31/2023 4,560 4,829
2.50%, 08/15/2023 13,632 14,549
2.50%, 01/31/2024 4,530 4,880
2.50%, 05/15/2024 3,066 3,321
2.50%, 01/31/2025 3,300 3,623
2.50%, 02/15/2046 2,925 3,620
2.50%, 05/15/2046 4,425 5,479
2.63%, 12/15/2021 4,045 4,166
2.63%, 06/30/2023 4,360 4,656
2.63%, 03/31/2025 1,805 1,998
2.63%, 12/31/2025 5,000 5,605
2.63%, 02/15/2029 6,785 7,928
2.75%, 04/30/2023 4,205 4,487
2.75%, 08/31/2023 3,000 3,226
2.75%, 11/15/2023 5,656 6,111
2.75%, 02/15/2024 5,336 5,799
2.75%, 02/28/2025 3,535 3,926
2.75%, 06/30/2025 1,280 1,430
2.75%, 08/31/2025 5,225 5,857
2.75%, 02/15/2028 3,245 3,776
2.75%, 08/15/2042 1,591 2,042
2.75%, 11/15/2042 2,610 3,348
2.75%, 08/15/2047 4,280 5,568
2.75%, 11/15/2047 1,375 1,791
2.88%, 11/15/2021 3,235 3,334
2.88%, 10/31/2023 3,000 3,250
2.88%, 11/30/2023 2,935 3,186
2.88%, 04/30/2025 2,475 2,771
2.88%, 05/31/2025 4,120 4,621
2.88%, 07/31/2025 2,000 2,250
2.88%, 11/30/2025 3,435 3,889
2.88%, 05/15/2028 4,400 5,179
2.88%, 08/15/2028 5,140 6,070
2.88%, 05/15/2043 5,703 7,460
2.88%, 08/15/2045 4,255 5,602
2.88%, 11/15/2046 850 1,126
2.88%, 05/15/2049 5,720 7,679
3.00%, 09/30/2025 820 931
3.00%, 10/31/2025 4,500 5,116
3.00%, 05/15/2042 1,200 1,598
3.00%, 11/15/2044 4,995 6,688
3.00%, 05/15/2045 4,260 5,716
3.00%, 11/15/2045 3,500 4,712
3.00%, 02/15/2047 4,540 6,155
3.00%, 05/15/2047 3,400 4,617
3.00%, 02/15/2048 4,050 5,517
3.00%, 08/15/2048 3,700 5,055
3.00%, 02/15/2049 4,115 5,640
3.13%, 11/15/2028 4,855 5,851
3.13%, 11/15/2041 1,700 2,301
3.13%, 02/15/2042 1,300 1,764
3.13%, 02/15/2043 4,020 5,457
3.13%, 08/15/2044 4,060 5,536
3.13%, 05/15/2048 4,020 5,603
3.38%, 05/15/2044 3,425 4,843
3.38%, 11/15/2048 6,575 9,591
3.63%, 08/15/2043 3,570 5,214
3.63%, 02/15/2044 5,760 8,433
3.75%, 11/15/2043 1,165 1,734

Schedule of Investments
Bond Market Index Account
September 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.88%, 08/15/2040 $ 1,669 $ 2,475
4.25%, 11/15/2040 1,135 1,765
4.38%, 11/15/2039 1,175 1,838
4.38%, 05/15/2040 1,489 2,341
4.38%, 05/15/2041 1,660 2,631
4.50%, 02/15/2036 4,490 6,801
4.50%, 05/15/2038 710 1,110
4.50%, 08/15/2039 1,235 1,955
4.63%, 02/15/2040 1,100 1,774
4.75%, 02/15/2041 2,628 4,341
5.25%, 11/15/2028 2,415 3,324
5.25%, 02/15/2029 2,000 2,771
5.38%, 02/15/2031 3,616 5,331
6.00%, 02/15/2026 2,000 2,606
6.13%, 11/15/2027 2,225 3,113
6.13%, 08/15/2029 1,000 1,482
6.25%, 05/15/2030 1,500 2,291
6.38%, 08/15/2027 1,830 2,568
6.88%, 08/15/2025 1,000 1,320
$ 935,279
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,610,466
Total Investments $ 2,703,081
Other Assets and Liabilities -  (6.51)% (165,278)
TOTAL NET ASSETS - 100.00% $ 2,537,803
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,784 or
0.19% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $19,535 or 0.77% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security purchased on a when-issued basis.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction. See notes for additional information.
Portfolio Summary  (unaudited)
Sector Percent
Government 41.48%
Mortgage Securities 28.36%
Financial 8.48%
Money Market Funds 7.86%
Consumer, Non-cyclical 4.96%
Communications 2.68%
Energy 2.21%
Utilities 2 .09%
Industrial 1.95%
Technology 1.91%
Investment Companies 1.49%
Consumer, Cyclical 1.42%
Basic Materials 0.63%
Revenue Bonds 0.41%
Asset Backed Securities 0.29%
General Obligation Unlimited 0.22%
Insured 0.05%
General Obligation Limited 0.02%
Other Assets and Liabilities
(6.51)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 81,892 $ 978,593 $ 865,694 $ 194,791
$ 81,892 $ 978,593 $ 865,694 $ 194,791
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 250 $ — $ — $ —
$ 250 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .30 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .88%
SPDR Bloomberg Barclays High Yield Bond ETF 20,800 $ 2,169
Money Market Funds - 5 .42%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
972,819 973
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
12,269,069 12,269
$ 13,242
TOTAL INVESTMENT COMPANIES $ 15,411
BONDS - 67 .06%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .45%
Boeing Co/The
2.70%, 02/01/2027 $ 540 $ 527
2.80%, 03/01/2024 300 306
3.10%, 05/01/2026 190 189
3.20%, 03/01/2029 200 197
3.50%, 03/01/2039 65 59
4.88%, 05/01/2025 380 413
Lockheed Martin Corp
2.90%, 03/01/2025 360 392
4.09%, 09/15/2052 60 77
Raytheon Technologies Corp
3.50%, 03/15/2027
(e)
215 242
4.45%, 11/16/2038 115 142
4.50%, 06/01/2042 205 259
5.40%, 05/01/2035 130 177
SSL Robotics LLC
9.75%, 12/31/2023
(e)
135 149
TransDigm Inc
6.25%, 03/15/2026
(e)
75 78
7.50%, 03/15/2027 140 145
Triumph Group Inc
5.25%, 06/01/2022 55 45
6.25%, 09/15/2024
(e)
20 17
7.75%, 08/15/2025
(f)
145 93
8.88%, 06/01/2024
(e)
25 27
$ 3,534
Agriculture - 0 .85%
Altria Group Inc
2.35%, 05/06/2025 155 164
4.50%, 05/02/2043 5 5
5.80%, 02/14/2039 85 109
5.95%, 02/14/2049 35 47
BAT Capital Corp
2.76%, 08/15/2022 395 409
3.22%, 08/15/2024 170 182
3.56%, 08/15/2027 520 562
4.54%, 08/15/2047 120 129
JBS Investments II GmbH
7.00%, 01/15/2026
(e)
200 213
Reynolds American Inc
5.70%, 08/15/2035 165 206
5.85%, 08/15/2045 45 55
$ 2,081
Airlines - 1 .46%
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 494 424
American Airlines 2015-1 Class A Pass Through
Trust
3.38%, 11/01/2028 23 19
Continental Airlines 2007-1 Class A Pass Through
Trust
5.98%, 10/19/2023 85 83
Continental Airlines 2012-1 Class A Pass Through
Trust
4.15%, 10/11/2025 305 299
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(e)
992 1,019
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
JetBlue 2019-1 Class AA Pass Through Trust
2.75%, 11/15/2033 $ 133 $ 131
Mileage Plus Holdings LLC / Mileage Plus
Intellectual Property Assets Ltd
6.50%, 06/20/2027
(e)
45 47
Southwest Airlines Co
4.75%, 05/04/2023 195 208
5.13%, 06/15/2027 220 240
5.25%, 05/04/2025 380 418
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 215 204
United Airlines 2018-1 Class A Pass Through
Trust
3.70%, 09/01/2031 186 154
United Airlines 2018-1 Class AA Pass Through
Trust
3.50%, 09/01/2031 182 172
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 160 151
$ 3,569
Automobile Asset Backed Securities - 5 .04%
AmeriCredit Automobile Receivables Trust
2020-1
0.50%, 03/20/2023 2,352 2,353
1.00 x 1 Month USD LIBOR + 0.35%
Carmax Auto Owner Trust 2018-4
0.35%, 02/15/2022 54 54
1.00 x 1 Month USD LIBOR + 0.20%
CarMax Auto Owner Trust 2020-3
0.40%, 06/15/2023 480 480
1.00 x 1 Month USD LIBOR + 0.25%
Drive Auto Receivables Trust 2020-2
0.68%, 07/17/2023 498 498
1.00 x 1 Month USD LIBOR + 0.53%
Ford Credit Auto Lease Trust 2019-B
2.28%, 02/15/2022 160 160
Ford Credit Auto Lease Trust 2020-B
0.41%, 12/15/2022 740 741
1.00 x 1 Month USD LIBOR + 0.26%
0.50%, 12/15/2022 400 401
GM Financial Consumer Automobile Receivables
Trust 2020-3
0.35%, 07/17/2023 950 951
Hyundai Auto Receivables Trust 2020-B
0.38%, 03/15/2023 900 901
Mercedes-Benz Auto Lease Trust 2019-A
3.10%, 11/15/2021 231 232
Mercedes-Benz Auto Lease Trust 2020-B
0.31%, 02/15/2023 850 850
Santander Drive Auto Receivables Trust 2020-2
0.50%, 05/15/2023 820 821
1.00 x 1 Month USD LIBOR + 0.35%
Santander Drive Auto Receivables Trust 2020-3
0.46%, 09/15/2023 1,250 1,251
Santander Retail Auto Lease Trust 2019-A
2.72%, 01/20/2022
(e)
826 831
Tesla Auto Lease Trust 2019-A
2.13%, 04/20/2022
(e)
749 757
World Omni Auto Receivables Trust 2019-A
3.02%, 04/15/2022 41 41
World Omni Auto Receivables Trust 2020-C
0.35%, 12/15/2023 1,000 1,000
$ 12,322

Schedule of Investments
Core Plus Bond Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers - 1 .83%
BMW US Capital LLC
3.80%, 04/06/2023
(e)
$ 305 $ 329
3.90%, 04/09/2025
(e)
550 615
Ford Motor Co
8.50%, 04/21/2023 80 87
9.00%, 04/22/2025 80 92
9.63%, 04/22/2030
(f)
25 32
Ford Motor Credit Co LLC
4.14%, 02/15/2023 520 523
4.25%, 09/20/2022 450 454
General Motors Co
4.88%, 10/02/2023 665 724
6.25%, 10/02/2043 120 142
6.60%, 04/01/2036 275 335
General Motors Financial Co Inc
1.70%, 08/18/2023 285 286
3.45%, 01/14/2022 365 374
3.95%, 04/13/2024 280 296
Navistar International Corp
6.63%, 11/01/2025
(e)
155 158
9.50%, 05/01/2025
(e)
25 28
$ 4,475
Automobile Parts & Equipment - 0 .06%
American Axle & Manufacturing Inc
6.88%, 07/01/2028
(f)
40 39
Dana Inc
5.38%, 11/15/2027 40 41
5.63%, 06/15/2028 60 62
$ 142
Banks - 10 .12%
Banco Internacional del Peru SAA Interbank
3.25%, 10/04/2026
(e)
150 156
Banco Santander SA
2.75%, 05/28/2025 1,000 1,049
Bank of America Corp
2.68%, 06/19/2041
(g)
680 694
United States Secured Overnight Financing
Rate + 1.93%
2.88%, 10/22/2030
(g)
305 329
3 Month USD LIBOR + 1.19%
3.19%, 07/23/2030
(g)
165 182
3 Month USD LIBOR + 1.18%
3.46%, 03/15/2025
(g)
135 146
3 Month USD LIBOR + 0.97%
4.20%, 08/26/2024 1,450 1,615
4.25%, 10/22/2026 150 174
4.30%, 12/31/2099
(g),(h)
175 170
3 Month USD LIBOR + 2.66%
Barclays PLC
2.85%, 05/07/2026
(g)
600 624
3 Month USD LIBOR + 2.45%
7.75%, 12/31/2049
(g),(h),(i)
200 207
USD Swap Semi-Annual 5 Year + 4.84%
BNP Paribas SA
2.22%, 06/09/2026
(e),(g)
900 928
United States Secured Overnight Financing
Rate + 2.07%
4.50%, 12/31/2049
(e),(g),(h),(i)
310 297
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
CIT Group Inc
4.13%, 03/09/2021 50 50
5.00%, 08/15/2022 120 124
5.80%, 12/31/2049
(g),(h)
95 76
3 Month USD LIBOR + 3.97%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc
3.11%, 04/08/2026
(g)
$ 495 $ 536
United States Secured Overnight Financing
Rate + 2.75%
3.52%, 10/27/2028
(g)
60 67
3 Month USD LIBOR + 1.15%
4.65%, 07/23/2048 105 138
4.70%, 12/31/2049
(g),(h)
75 72
United States Secured Overnight Financing
Rate + 3.23%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 665 726
Credit Suisse Group AG
2.19%, 06/05/2026
(e),(g)
1,000 1,030
United States Secured Overnight Financing
Rate + 2.04%
5.25%, 12/31/2049
(e),(g),(h),(i)
1,040 1,042
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Danske Bank A/S
3.00%, 09/20/2022
(e),(g)
1,000 1,019
3 Month USD LIBOR + 1.25%
DBS Group Holdings Ltd
4.52%, 12/11/2028
(e),(g)
315 344
USD Swap Rate NY 5 Year + 1.59%
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(g)
725 730
United States Secured Overnight Financing
Rate + 2.16%
Goldman Sachs Group Inc/The
3.63%, 02/20/2024 275 298
3.85%, 01/26/2027 160 180
6.75%, 10/01/2037 300 436
HSBC Holdings PLC
1.65%, 04/18/2026
(g)
475 473
United States Secured Overnight Financing
Rate + 1.54%
2.63%, 11/07/2025
(g)
335 349
3 Month USD LIBOR + 1.14%
4.25%, 03/14/2024 435 466
JPMorgan Chase & Co
2.08%, 04/22/2026
(g)
335 350
United States Secured Overnight Financing
Rate + 1.85%
3.96%, 11/15/2048
(g)
20 24
3 Month USD LIBOR + 1.38%
4.60%, 12/31/2049
(g),(h)
175 172
United States Secured Overnight Financing
Rate + 3.13%
4.95%, 06/01/2045 140 190
5.50%, 10/15/2040 260 371
Lloyds Banking Group PLC
3.87%, 07/09/2025
(g)
850 925
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
2.19%, 04/28/2026
(g)
150 157
United States Secured Overnight Financing
Rate + 1.99%
3.62%, 04/01/2031
(g)
170 195
United States Secured Overnight Financing
Rate + 3.12%
4.08%, 12/31/2049
(h)
565 553
3 Month USD LIBOR + 3.81%
5.00%, 11/24/2025 330 388
6.38%, 07/24/2042 120 188
National Australia Bank Ltd
2.33%, 08/21/2030
(e)
505 500

Schedule of Investments
Core Plus Bond Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Natwest Group PLC
4.27%, 03/22/2025
(g)
$ 200 $ 217
3 Month USD LIBOR + 1.76%
5.13%, 05/28/2024 1,240 1,360
6.00%, 12/31/2049
(g),(h),(i)
425 432
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
NatWest Markets PLC
2.38%, 05/21/2023
(e)
200 206
Popular Inc
6.13%, 09/14/2023 65 69
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(g)
635 625
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
Santander UK PLC
5.00%, 11/07/2023
(e)
287 313
Standard Chartered PLC
2.82%, 01/30/2026
(e),(g)
535 554
3 Month USD LIBOR + 1.21%
6.00%, 12/31/2099
(e),(g),(h),(i)
215 219
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
Synchrony Bank
3.00%, 06/15/2022 650 671
UBS Group AG
6.88%, 12/31/2049
(g),(h),(i)
440 446
USD Swap Semi-Annual (VS 6 Month) 5
Year + 5.50%
US Bancorp
3.00%, 07/30/2029 175 195
Wells Fargo & Co
4.40%, 06/14/2046 170 203
Westpac Banking Corp
4.11%, 07/24/2034
(g)
85 96
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 315 382
$ 24,728
Beverages - 0 .89%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 115 129
4.90%, 02/01/2046 665 820
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 190 221
5.45%, 01/23/2039 225 291
Central American Bottling Corp
5.75%, 01/31/2027
(e)
95 99
Constellation Brands Inc
2.88%, 05/01/2030 90 97
3.15%, 08/01/2029 410 448
4.40%, 11/15/2025 70 81
$ 2,186
Biotechnology - 0 .09%
Amgen Inc
2.20%, 02/21/2027 175 185
Emergent BioSolutions Inc
3.88%, 08/15/2028
(e)
25 25
$ 210
Building Materials - 0 .38%
BMC East LLC
5.50%, 10/01/2024
(e)
100 103
Boise Cascade Co
4.88%, 07/01/2030
(e)
35 37
Builders FirstSource Inc
5.00%, 03/01/2030
(e)
65 67
6.75%, 06/01/2027
(e)
85 91
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Carrier Global Corp
2.24%, 02/15/2025
(e)
$ 155 $ 162
Cemex SAB de CV
5.20%, 09/17/2030
(e)
200 201
Martin Marietta Materials Inc
2.50%, 03/15/2030 115 120
Norbord Inc
5.75%, 07/15/2027
(e)
65 69
Standard Industries Inc/NJ
3.38%, 01/15/2031
(e)
70 69
$ 919
Chemicals - 0 .80%
Aruba Investments Inc
8.75%, 02/15/2023
(e)
203 205
Blue Cube Spinco LLC
9.75%, 10/15/2023 70 72
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(e)
200 187
CF Industries Inc
4.95%, 06/01/2043 135 157
Consolidated Energy Finance SA
6.50%, 05/15/2026
(e)
165 145
DuPont de Nemours Inc
5.32%, 11/15/2038 165 209
5.42%, 11/15/2048 105 140
EI du Pont de Nemours and Co
1.70%, 07/15/2025 175 182
Element Solutions Inc
3.88%, 09/01/2028
(e)
45 44
LYB International Finance III LLC
2.88%, 05/01/2025 250 268
NOVA Chemicals Corp
5.25%, 08/01/2023
(e)
55 54
SABIC Capital II BV
4.00%, 10/10/2023
(e)
200 215
Valvoline Inc
4.25%, 02/15/2030
(e)
30 31
4.38%, 08/15/2025 15 15
Westlake Chemical Corp
3.38%, 06/15/2030 35 38
$ 1,962
Commercial Mortgage Backed Securities - 1 .88%
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 250 274
Citigroup Commercial Mortgage Trust
2015-GC27
3.57%, 02/10/2048 900 969
Citigroup Commercial Mortgage Trust
2016-GC37
3.58%, 04/10/2049 350 383
Credit Suisse Commercial Mortgage Trust Series
2006-C5
1.09%, 12/15/2039
(j),(k)
130 2
GS Mortgage Securities Trust 2011-GC5
1.49%, 08/10/2044
(e),(j),(k)
9,008 51
GS Mortgage Securities Trust 2012-GCJ7
2.35%, 05/10/2045
(j),(k)
1,407 22
GS Mortgage Securities Trust 2013-GC16
1.20%, 11/10/2046
(j),(k)
1,868 50
GS Mortgage Securities Trust 2014-GC26
1.11%, 11/10/2047
(j),(k)
4,161 136
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 375 414
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.61%, 08/15/2046
(e),(k)
350 328

Schedule of Investments
Core Plus Bond Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.64%, 12/15/2047
(j),(k)
$ 1,778 $ 45
JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3
3.14%, 08/15/2049 500 540
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.55%, 11/15/2047
(k)
500 463
Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5
1.57%, 08/15/2045
(e),(j),(k)
3,102 59
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
1.14%, 02/15/2047
(j),(k)
5,749 114
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.16%, 06/15/2047
(j),(k)
3,467 93
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.19%, 10/15/2030
(e),(j),(k)
3,486 56
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.76%, 12/10/2045
(e),(j),(k)
1,165 30
3.32%, 12/10/2045
(e)
500 519
WFRBS Commercial Mortgage Trust 2013-C12
1.34%, 03/15/2048
(e),(j),(k)
2,345 53
$ 4,601
Commercial Services - 0 .50%
Ahern Rentals Inc
7.38%, 05/15/2023
(e)
145 77
Brink's Co/The
5.50%, 07/15/2025
(e)
110 115
CoStar Group Inc
2.80%, 07/15/2030
(e)
140 145
DP World PLC
6.85%, 07/02/2037 100 125
Garda World Security Corp
9.50%, 11/01/2027
(e)
116 122
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(e)
110 111
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(e)
95 101
8.25%, 11/15/2026
(e)
60 66
Tms International Holding Corp
7.25%, 08/15/2025
(e)
195 182
United Rentals North America Inc
3.88%, 02/15/2031 15 15
4.63%, 10/15/2025 75 77
4.88%, 01/15/2028 75 79
$ 1,215
Computers - 0 .58%
Apple Inc
2.75%, 01/13/2025 220 238
4.65%, 02/23/2046 110 154
Dell International LLC / EMC Corp
4.42%, 06/15/2021
(e)
89 91
4.90%, 10/01/2026
(e)
215 243
5.45%, 06/15/2023
(e)
250 274
7.13%, 06/15/2024
(e)
235 245
8.35%, 07/15/2046
(e)
125 165
$ 1,410
Consumer Products - 0 .50%
Kimberly-Clark Corp
1.05%, 09/15/2027 1,200 1,209
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Credit Card Asset Backed Securities - 1 .45%
Barclays Dryrock Issuance Trust
0.48%, 07/15/2024 $ 1,300 $ 1,302
1.00 x 1 Month USD LIBOR + 0.33%
Chase Issuance Trust
0.35%, 04/17/2023 1,238 1,239
1.00 x 1 Month USD LIBOR + 0.20%
0.70%, 06/15/2023 1,000 1,004
1.00 x 1 Month USD LIBOR + 0.55%
$ 3,545
Distribution & Wholesale - 0 .12%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(e)
90 91
5.88%, 05/15/2026
(e)
105 109
Avient Corp
5.75%, 05/15/2025
(e)
75 80
$ 280
Diversified Financial Services - 2 .46%
AerCap Holdings NV
5.88%, 10/10/2079
(g)
150 115
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.15%, 02/15/2024 1,000 990
4.50%, 09/15/2023 705 727
Air Lease Corp
2.88%, 01/15/2026 625 614
3.38%, 07/01/2025 370 378
Ally Financial Inc
4.25%, 04/15/2021 30 30
4.63%, 03/30/2025 270 297
5.80%, 05/01/2025 445 513
Blackstone Holdings Finance Co LLC
3.50%, 09/10/2049
(e)
50 55
Brookfield Finance Inc
4.00%, 04/01/2024 650 715
4.85%, 03/29/2029 100 119
Brookfield Finance LLC
3.45%, 04/15/2050 205 201
Credit Acceptance Corp
5.13%, 12/31/2024
(e)
30 30
6.63%, 03/15/2026 205 212
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 200 211
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(e),(k),(l)
104 58
ILFC E-Capital Trust II
3.23%, 12/21/2065
(e),(k)
100 54
Nationstar Mortgage Holdings Inc
5.50%, 08/15/2028
(e)
45 45
Navient Corp
6.63%, 07/26/2021 125 127
6.75%, 06/15/2026 110 110
OneMain Finance Corp
5.63%, 03/15/2023 75 78
6.63%, 01/15/2028 130 144
6.88%, 03/15/2025 175 194
8.88%, 06/01/2025 5 5
$ 6,022
Electric - 3 .35%
Alabama Power Co
3.45%, 10/01/2049 160 183
Avangrid Inc
3.20%, 04/15/2025 490 539
Centrais Eletricas Brasileiras SA
3.63%, 02/04/2025
(e)
200 199

Schedule of Investments
Core Plus Bond Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Clearway Energy Operating LLC
4.75%, 03/15/2028
(e)
$ 25 $ 26
CMS Energy Corp
3.00%, 05/15/2026 75 82
4.70%, 03/31/2043 120 150
Commonwealth Edison Co
4.00%, 03/01/2049 225 278
Dominion Energy Inc
3.90%, 10/01/2025 100 114
4.25%, 06/01/2028 85 100
DTE Electric Co
3.95%, 03/01/2049 60 76
DTE Energy Co
1.05%, 06/01/2025 65 65
3.40%, 06/15/2029 280 310
Duke Energy Florida LLC
3.80%, 07/15/2028 220 258
Enel Chile SA
4.88%, 06/12/2028 105 124
Evergy Inc
2.90%, 09/15/2029 245 263
Exelon Corp
3.50%, 06/01/2022 215 225
FirstEnergy Corp
1.60%, 01/15/2026 115 114
Fortis Inc/Canada
3.06%, 10/04/2026 103 113
Georgia Power Co
3.70%, 01/30/2050 50 56
4.30%, 03/15/2043 80 95
Indiantown Cogeneration LP
9.77%, 12/15/2020 10 10
MidAmerican Energy Co
3.15%, 04/15/2050 120 133
National Rural Utilities Cooperative Finance Corp
2.40%, 04/25/2022 180 185
4.75%, 04/30/2043
(g)
125 129
3 Month USD LIBOR + 2.91%
NextEra Energy Capital Holdings Inc
2.75%, 05/01/2025 370 400
2.75%, 11/01/2029 145 157
3.50%, 04/01/2029 300 341
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(e)
145 151
4.50%, 09/15/2027
(e)
25 27
NRG Energy Inc
5.25%, 06/15/2029
(e)
40 43
6.63%, 01/15/2027 110 116
7.25%, 05/15/2026 85 90
Pacific Gas and Electric Co
1.75%, 06/16/2022 735 736
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(e)
70 73
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.88%, 07/17/2029
(e)
200 213
PPL Electric Utilities Corp
3.95%, 06/01/2047 85 104
4.75%, 07/15/2043 90 120
PPL WEM Ltd / Western Power Distribution PLC
5.38%, 05/01/2021
(e)
735 746
Public Service Co of Colorado
4.05%, 09/15/2049 55 70
Southern California Edison Co
4.20%, 03/01/2029 125 143
4.88%, 03/01/2049 150 182
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern Co/The
5.50%, 03/15/2057
(g)
$ 50 $ 51
3 Month USD LIBOR + 3.63%
Tucson Electric Power Co
4.85%, 12/01/2048 25 34
Virginia Electric and Power Co
3.80%, 04/01/2028 180 212
4.60%, 12/01/2048 60 82
Vistra Operations Co LLC
5.50%, 09/01/2026
(e)
55 57
Xcel Energy Inc
2.60%, 12/01/2029 205 221
$ 8,196
Electrical Components & Equipment - 0 .14%
Energizer Holdings Inc
4.38%, 03/31/2029
(e)
110 111
4.75%, 06/15/2028
(e)
85 88
WESCO Distribution Inc
7.13%, 06/15/2025
(e)
90 98
7.25%, 06/15/2028
(e)
45 49
$ 346
Electronics - 0 .09%
Sensata Technologies BV
5.00%, 10/01/2025
(e)
155 166
Sensata Technologies Inc
4.38%, 02/15/2030
(e)
55 58
$ 224
Engineering & Construction - 0 .04%
MasTec Inc
4.50%, 08/15/2028
(e)
105 106
Entertainment - 0 .42%
Boyne USA Inc
7.25%, 05/01/2025
(e)
150 158
Caesars Entertainment Inc
6.25%, 07/01/2025
(e)
130 136
CCM Merger Inc
6.00%, 03/15/2022
(e)
145 143
Enterprise Development Authority/The
12.00%, 07/15/2024
(e)
65 72
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(e)
140 138
Scientific Games International Inc
5.00%, 10/15/2025
(e)
220 221
8.63%, 07/01/2025
(e)
55 57
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(e)
100 95
$ 1,020
Food - 0 .90%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(e)
115 118
5.75%, 03/15/2025 58 60
5.88%, 02/15/2028
(e)
90 96
Gruma SAB de CV
4.88%, 12/01/2024
(e)
350 389
Ingles Markets Inc
5.75%, 06/15/2023 59 60
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(e)
160 165
Kraft Heinz Foods Co
4.38%, 06/01/2046 125 128
Mars Inc
2.38%, 07/16/2040
(e)
340 340
McCormick & Co Inc/MD
3.15%, 08/15/2024 225 245

Schedule of Investments
Core Plus Bond Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Post Holdings Inc
4.63%, 04/15/2030
(e)
$ 35 $ 36
5.00%, 08/15/2026
(e)
255 261
TreeHouse Foods Inc
4.00%, 09/01/2028 105 106
Want Want China Finance Ltd
2.88%, 04/27/2022 200 205
$ 2,209
Forest Products & Paper - 0 .02%
Suzano Austria GmbH
3.75%, 01/15/2031 60 60
Gas - 0 .48%
Dominion Energy Gas Holdings LLC
3.00%, 11/15/2029 115 127
NiSource Inc
0.95%, 08/15/2025 505 504
Piedmont Natural Gas Co Inc
3.50%, 06/01/2029 180 205
Southern California Gas Co
2.55%, 02/01/2030 130 140
Southern Co Gas Capital Corp
4.40%, 05/30/2047 165 200
$ 1,176
Healthcare - Products - 0 .47%
Abbott Laboratories
4.90%, 11/30/2046 185 262
Boston Scientific Corp
3.45%, 03/01/2024 290 314
4.55%, 03/01/2039 260 326
4.70%, 03/01/2049 135 178
Hologic Inc
3.25%, 02/15/2029
(e)
55 55
Medtronic Inc
4.38%, 03/15/2035 16 22
$ 1,157
Healthcare - Services - 1 .06%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(e),(m)
105 107
Centene Corp
3.00%, 10/15/2030
(m)
210 214
3.38%, 02/15/2030 115 119
4.25%, 12/15/2027 265 277
4.75%, 05/15/2022 155 157
5.25%, 04/01/2025
(e)
200 208
5.38%, 06/01/2026
(e)
100 105
CHS/Community Health Systems Inc
6.25%, 03/31/2023 175 171
8.00%, 03/15/2026
(e)
105 103
DaVita Inc
3.75%, 02/15/2031
(e)
35 34
4.63%, 06/01/2030
(e)
100 103
HCA Inc
3.50%, 09/01/2030 315 321
5.88%, 05/01/2023 150 163
Tenet Healthcare Corp
4.63%, 09/01/2024
(e)
80 81
7.50%, 04/01/2025
(e)
25 27
UnitedHealth Group Inc
2.75%, 05/15/2040 235 248
3.50%, 08/15/2039 140 161
$ 2,599
Home Builders - 0 .30%
Forestar Group Inc
5.00%, 03/01/2028
(e)
5 5
8.00%, 04/15/2024
(e)
260 275
KB Home
7.63%, 05/15/2023 55 61
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Lennar Corp
4.88%, 12/15/2023 $ 80 $ 86
LGI Homes Inc
6.88%, 07/15/2026
(e)
200 209
Picasso Finance Sub Inc
6.13%, 06/15/2025
(e)
95 102
Williams Scotsman International Inc
4.63%, 08/15/2028
(e)
5 5
$ 743
Home Equity Asset Backed Securities - 0 .08%
Saxon Asset Securities Trust 2004-1
1.84%, 03/25/2035 119 79
1.00 x 1 Month USD LIBOR + 1.70%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
0.91%, 02/25/2035 123 116
1.00 x 1 Month USD LIBOR + 0.77%
$ 195
Insurance - 1 .74%
Acrisure LLC / Acrisure Finance Inc
8.13%, 02/15/2024
(e)
95 99
AIA Group Ltd
3.20%, 09/16/2040
(e)
1,400 1,446
American International Group Inc
3.90%, 04/01/2026 70 80
4.50%, 07/16/2044 280 327
Arch Capital Finance LLC
4.01%, 12/15/2026 125 145
Arch Capital Group Ltd
3.64%, 06/30/2050 225 242
Markel Corp
3.35%, 09/17/2029 265 293
4.30%, 11/01/2047 95 112
Massachusetts Mutual Life Insurance Co
3.38%, 04/15/2050
(e)
105 107
New York Life Insurance Co
3.75%, 05/15/2050
(e)
120 135
Progressive Corp/The
3.95%, 03/26/2050 80 101
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(e),(g)
200 228
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Voya Financial Inc
5.65%, 05/15/2053
(g)
360 370
3 Month USD LIBOR + 3.58%
XLIT Ltd
4.45%, 03/31/2025 495 560
$ 4,245
Internet - 0 .51%
Alphabet Inc
1.90%, 08/15/2040 150 144
2.25%, 08/15/2060 155 147
Amazon.com Inc
2.50%, 06/03/2050 125 127
2.70%, 06/03/2060 110 114
Baidu Inc
4.38%, 05/14/2024 200 219
Expedia Group Inc
3.60%, 12/15/2023
(e)
210 215
Netflix Inc
4.38%, 11/15/2026 200 218
NortonLifeLock Inc
3.95%, 06/15/2022 65 66
$ 1,250

Schedule of Investments
Core Plus Bond Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies - 0 .11%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 $ 50 $ 50
6.25%, 02/01/2022 60 61
6.25%, 05/15/2026 80 83
6.38%, 12/15/2025 65 67
$ 261
Iron & Steel - 0 .71%
Cleveland-Cliffs Inc
4.88%, 01/15/2024
(e)
55 54
6.38%, 10/15/2025
(e)
25 21
6.75%, 03/15/2026
(e)
25 25
Nucor Corp
2.00%, 06/01/2025 130 136
2.70%, 06/01/2030 30 32
Steel Dynamics Inc
2.40%, 06/15/2025 220 230
2.80%, 12/15/2024 700 738
3.25%, 01/15/2031 50 54
3.45%, 04/15/2030 100 110
Vale Overseas Ltd
3.75%, 07/08/2030 290 298
6.88%, 11/21/2036 26 34
$ 1,732
Leisure Products & Services - 0 .01%
NCL Corp Ltd
3.63%, 12/15/2024
(e)
40 28
Lodging - 0 .17%
Hilton Domestic Operating Co Inc
5.38%, 05/01/2025
(e)
10 11
5.75%, 05/01/2028
(e)
10 11
Marriott International Inc/MD
3.60%, 04/15/2024 300 309
MGM Resorts International
6.00%, 03/15/2023 60 62
Wyndham Destinations Inc
6.63%, 07/31/2026
(e)
25 26
$ 419
Machinery - Diversified - 0 .16%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(e)
230 233
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 150 158
$ 391
Media - 2 .96%
Altice Financing SA
7.50%, 05/15/2026
(e)
200 212
AMC Networks Inc
4.75%, 12/15/2022 37 37
4.75%, 08/01/2025 155 160
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(e)
157 165
4.75%, 03/01/2030
(e)
250 265
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.70%, 04/01/2051 185 183
4.46%, 07/23/2022 320 339
4.80%, 03/01/2050 135 153
4.91%, 07/23/2025 620 717
6.48%, 10/23/2045 120 161
Comcast Corp
3.75%, 04/01/2040 165 193
4.60%, 10/15/2038 280 358
4.60%, 08/15/2045 160 206
6.45%, 03/15/2037 200 302
CSC Holdings LLC
6.50%, 02/01/2029
(e)
208 231
6.75%, 11/15/2021 40 42
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(e)
$ 50 $ 35
Discovery Communications LLC
4.00%, 09/15/2055
(e)
322 327
DISH DBS Corp
5.88%, 07/15/2022 140 146
6.75%, 06/01/2021 40 41
7.38%, 07/01/2028
(e)
50 51
Fox Corp
5.48%, 01/25/2039 95 127
5.58%, 01/25/2049 90 124
Meredith Corp
6.88%, 02/01/2026 190 159
NBCUniversal Media LLC
4.45%, 01/15/2043 145 186
Time Warner Cable LLC
4.00%, 09/01/2021 225 230
5.88%, 11/15/2040 135 168
6.55%, 05/01/2037 100 133
UPC Holding BV
5.50%, 01/15/2028
(e)
300 309
ViacomCBS Inc
2.90%, 01/15/2027 350 377
4.38%, 03/15/2043 105 112
4.75%, 05/15/2025 215 247
4.95%, 05/19/2050 120 141
Walt Disney Co/The
2.65%, 01/13/2031 30 32
3.50%, 05/13/2040 260 294
5.40%, 10/01/2043 80 112
Ziggo BV
5.50%, 01/15/2027
(e)
150 157
$ 7,232
Metal Fabrication & Hardware - 0 .03%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(e)
65 68
Mining - 1 .12%
First Quantum Minerals Ltd
7.25%, 04/01/2023
(e)
200 200
7.50%, 04/01/2025
(e)
200 198
FMG Resources August 2006 Pty Ltd
4.75%, 05/15/2022
(e)
125 128
Freeport-McMoRan Inc
4.25%, 03/01/2030 75 77
4.63%, 08/01/2030 45 47
Fresnillo PLC
4.25%, 10/02/2050
(e),(m)
200 197
Glencore Funding LLC
3.00%, 10/27/2022
(e)
400 414
Hudbay Minerals Inc
6.13%, 04/01/2029
(e)
10 10
7.25%, 01/15/2023
(e)
70 71
7.63%, 01/15/2025
(e)
130 132
IAMGOLD Corp
5.75%, 10/15/2028
(e)
110 107
Joseph T Ryerson & Son Inc
8.50%, 08/01/2028
(e)
30 32
New Gold Inc
7.50%, 07/15/2027
(e)
110 117
Newmont Corp
2.25%, 10/01/2030 255 263
Novelis Corp
4.75%, 01/30/2030
(e)
165 162
Taseko Mines Ltd
8.75%, 06/15/2022
(e)
115 110

Schedule of Investments
Core Plus Bond Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Teck Resources Ltd
3.90%, 07/15/2030
(e)
$ 160 $ 168
6.13%, 10/01/2035 180 215
6.25%, 07/15/2041 85 98
$ 2,746
Miscellaneous Manufacturers - 0 .12%
General Electric Co
3.45%, 05/01/2027 85 90
5.55%, 01/05/2026 180 210
$ 300
Mortgage Backed Securities - 3 .36%
Fannie Mae REMIC Trust 2005-W2
0.35%, 05/25/2035 27 27
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 62 64
3.00%, 04/25/2022
(j)
96 1
3.00%, 04/25/2027
(j)
165 10
3.50%, 11/25/2027
(j)
114 8
3.50%, 07/25/2028
(j)
221 14
3.50%, 03/25/2031
(j)
228 8
5.85%, 10/25/2046
(j)
927 216
(1.00) x 1 Month USD LIBOR + 6.00%
5.95%, 02/25/2043
(j)
253 56
(1.00) x 1 Month USD LIBOR + 6.10%
5.95%, 09/25/2046
(j)
244 51
(1.00) x 1 Month USD LIBOR + 6.10%
6.35%, 03/25/2022
(j)
7 —
(1.00) x 1 Month USD LIBOR + 6.50%
Freddie Mac REMICS
0.60%, 05/15/2049 1,839 1,849
1.00 x 1 Month USD LIBOR + 0.45%
3.00%, 03/15/2026
(j)
110 2
3.00%, 05/15/2027
(j)
124 7
3.00%, 10/15/2027
(j)
70 4
3.50%, 11/15/2020
(j)
6 —
4.00%, 11/15/2038
(j)
193 5
Ginnie Mae
5.34%, 05/20/2042
(j)
893 186
(1.00) x 1 Month USD LIBOR + 5.50%
5.94%, 11/20/2041
(j)
246 58
(1.00) x 1 Month USD LIBOR + 6.10%
5.94%, 06/20/2046
(j)
589 120
(1.00) x 1 Month USD LIBOR + 6.10%
5.95%, 07/16/2042
(j)
2,049 467
(1.00) x 1 Month USD LIBOR + 6.10%
5.95%, 07/16/2043
(j)
526 94
(1.00) x 1 Month USD LIBOR + 6.10%
5.98%, 12/20/2043
(j)
288 72
(1.00) x 1 Month USD LIBOR + 6.14%
6.04%, 09/20/2041
(j)
2,349 361
(1.00) x 1 Month USD LIBOR + 6.20%
6.04%, 11/20/2045
(j)
1,461 317
(1.00) x 1 Month USD LIBOR + 6.20%
6.04%, 08/20/2047
(j)
1,579 354
(1.00) x 1 Month USD LIBOR + 6.20%
6.04%, 09/20/2047
(j)
2,474 538
(1.00) x 1 Month USD LIBOR + 6.20%
6.09%, 06/20/2044
(j)
3,451 436
(1.00) x 1 Month USD LIBOR + 6.25%
6.10%, 08/16/2045
(j)
2,227 503
(1.00) x 1 Month USD LIBOR + 6.25%
6.49%, 02/20/2042
(j)
155 40
(1.00) x 1 Month USD LIBOR + 6.65%
6.50%, 04/16/2042
(j)
938 222
(1.00) x 1 Month USD LIBOR + 6.65%
6.59%, 11/20/2045
(j)
2,099 498
(1.00) x 1 Month USD LIBOR + 6.75%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
6.92%, 04/20/2041
(j)
$ 1,142 $ 268
(1.10) x 1 Month USD LIBOR + 7.10%
HomeBanc Mortgage Trust 2005-5
0.49%, 01/25/2036 184 177
1.00 x 1 Month USD LIBOR + 0.34%
JP Morgan Mortgage Trust 2016-2
2.78%, 06/25/2046
(e),(k)
292 303
JP Morgan Mortgage Trust 2016-3
3.50%, 10/25/2046
(e),(k)
193 195
Sequoia Mortgage Trust 2016-3
3.50%, 11/25/2046
(e),(k)
605 618
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-AR1 Trust
0.40%, 02/25/2036 64 53
1.00 x 1 Month USD LIBOR + 0.25%
$ 8,202
Office & Business Equipment - 0 .03%
Xerox Corp
4.38%, 03/15/2023 60 62
Oil & Gas - 2 .31%
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(e)
75 57
10.00%, 04/01/2022
(e)
30 30
Canadian Natural Resources Ltd
4.95%, 06/01/2047 65 72
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(d),(n),(o)
90 —
Comstock Resources Inc
7.50%, 05/15/2025
(e)
105 99
9.75%, 08/15/2026 170 174
Continental Resources Inc/OK
3.80%, 06/01/2024 605 558
Ecopetrol SA
6.88%, 04/29/2030 165 198
EP Energy LLC / Everest Acquisition Finance Inc
0.00%, 05/15/2026
(d),(e)
245 54
Laredo Petroleum Inc
9.50%, 01/15/2025 55 33
10.13%, 01/15/2028 70 41
Leviathan Bond Ltd
5.75%, 06/30/2023
(e)
175 180
Marathon Oil Corp
4.40%, 07/15/2027 175 174
6.60%, 10/01/2037 225 232
MEG Energy Corp
6.50%, 01/15/2025
(e)
120 118
7.00%, 03/31/2024
(e)
105 98
7.13%, 02/01/2027
(e)
65 58
Oasis Petroleum Inc
6.25%, 05/01/2026
(e)
125 29
6.88%, 01/15/2023 100 23
Occidental Petroleum Corp
2.70%, 08/15/2022 110 103
2.90%, 08/15/2024 270 229
3.20%, 08/15/2026 110 87
3.40%, 04/15/2026 35 28
4.30%, 08/15/2039
(f)
75 52
4.40%, 04/15/2046 130 92
5.88%, 09/01/2025 425 389
6.63%, 09/01/2030 45 41
8.00%, 07/15/2025
(f)
85 86
Parsley Energy LLC / Parsley Finance Corp
5.63%, 10/15/2027
(e)
210 209
Petrobras Global Finance BV
5.09%, 01/15/2030 91 96

Schedule of Investments
Core Plus Bond Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Petroleos Mexicanos
4.50%, 01/23/2026 $ 175 $ 156
6.50%, 01/23/2029 215 193
6.84%, 01/23/2030
(e)
105 94
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(e),(f)
325 334
SM Energy Co
6.63%, 01/15/2027 95 42
Southwestern Energy Co
7.75%, 10/01/2027
(f)
200 194
8.38%, 09/15/2028 10 10
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 45 45
Total Capital International SA
2.83%, 01/10/2030 100 111
Valero Energy Corp
2.85%, 04/15/2025 525 551
WPX Energy Inc
4.50%, 01/15/2030 135 133
5.25%, 09/15/2024 75 78
5.25%, 10/15/2027 25 25
5.75%, 06/01/2026 20 21
5.88%, 06/15/2028 20 21
$ 5,648
Other Asset Backed Securities - 1 .41%
Dell Equipment Finance Trust 2020-2
0.47%, 10/24/2022
(e)
845 848
John Deere Owner Trust 2020-B
0.41%, 03/15/2023 575 576
Verizon Owner Trust 2017-3
0.43%, 04/20/2022
(e)
189 189
1.00 x 1 Month USD LIBOR + 0.27%
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(e)
224 226
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 850 863
Volvo Financial Equipment LLC
0.37%, 04/17/2023
(e)
745 745
$ 3,447
Packaging & Containers - 0 .35%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
6.00%, 02/15/2025
(e)
200 208
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(e)
40 42
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 70 73
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 132 156
Flex Acquisition Co Inc
6.88%, 01/15/2025
(e)
60 60
7.88%, 07/15/2026
(e)
40 41
Mauser Packaging Solutions Holding Co
7.25%, 04/15/2025
(e)
160 150
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
(e)
55 56
WRKCo Inc
3.00%, 06/15/2033 70 76
$ 862
Pharmaceuticals - 2 .22%
AbbVie Inc
2.60%, 11/21/2024
(e)
170 180
AstraZeneca PLC
0.70%, 04/08/2026 505 499
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bausch Health Americas Inc
8.50%, 01/31/2027
(e)
$ 75 $ 82
Bausch Health Cos Inc
5.00%, 01/30/2028
(e)
40 39
Becton Dickinson and Co
2.89%, 06/06/2022 185 192
3.36%, 06/06/2024 200 216
3.70%, 06/06/2027 450 510
Bristol-Myers Squibb Co
4.13%, 06/15/2039 240 303
4.25%, 10/26/2049 790 1,037
Cigna Corp
3.75%, 07/15/2023 213 231
4.38%, 10/15/2028 345 410
4.80%, 08/15/2038 165 205
4.90%, 12/15/2048 35 45
CVS Health Corp
3.63%, 04/01/2027 155 174
4.30%, 03/25/2028 140 164
4.88%, 07/20/2035 190 242
5.05%, 03/25/2048 35 45
Eli Lilly and Co
4.15%, 03/15/2059 80 104
Pfizer Inc
2.55%, 05/28/2040 125 130
Upjohn Inc
1.65%, 06/22/2025
(e)
75 77
Zoetis Inc
3.25%, 02/01/2023 240 253
4.45%, 08/20/2048 95 125
4.70%, 02/01/2043 120 158
$ 5,421
Pipelines - 2 .44%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
(e)
200 227
Buckeye Partners LP
3.95%, 12/01/2026 120 112
Cheniere Energy Inc
4.63%, 10/15/2028
(e)
125 128
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(e)
135 121
Energy Transfer Operating LP
3.75%, 05/15/2030 505 489
4.50%, 04/15/2024 390 413
5.15%, 03/15/2045 75 68
6.25%, 04/15/2049 85 88
Enterprise Products Operating LLC
3.95%, 01/31/2060 80 79
4.20%, 01/31/2050 155 165
5.38%, 02/15/2078
(g)
250 223
3 Month USD LIBOR + 2.57%
EQM Midstream Partners LP
6.00%, 07/01/2025
(e)
360 371
Hess Midstream Operations LP
5.63%, 02/15/2026
(e)
150 153
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 150 162
MPLX LP
4.00%, 03/15/2028 55 60
4.88%, 12/01/2024 195 218
5.50%, 02/15/2049 125 140
NuStar Logistics LP
6.75%, 02/01/2021 120 121
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 175 197
5.75%, 05/15/2024 1,325 1,501

Schedule of Investments
Core Plus Bond Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04/15/2026 $ 130 $ 133
6.50%, 07/15/2027 176 183
Williams Cos Inc/The
4.55%, 06/24/2024 550 610
$ 5,962
Real Estate - 0 .03%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(e)
65 67
REITs - 1 .55%
Alexandria Real Estate Equities Inc
4.70%, 07/01/2030 110 136
American Campus Communities Operating
Partnership LP
3.88%, 01/30/2031 405 442
American Tower Corp
1.30%, 09/15/2025 185 187
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 510 549
CyrusOne LP / CyrusOne Finance Corp
2.90%, 11/15/2024 295 313
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(e)
35 35
6.00%, 04/15/2025
(e)
50 53
Healthcare Trust of America Holdings LP
3.10%, 02/15/2030 235 253
Healthpeak Properties Inc
2.88%, 01/15/2031 165 174
Host Hotels & Resorts LP
4.00%, 06/15/2025 170 177
Iron Mountain Inc
5.00%, 07/15/2028
(e)
45 46
Mid-America Apartments LP
1.70%, 02/15/2031 270 266
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028
(e)
20 20
7.50%, 06/01/2025
(e)
50 53
Spirit Realty LP
3.20%, 02/15/2031 435 425
VEREIT Operating Partnership LP
3.10%, 12/15/2029 185 185
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(e)
55 54
4.13%, 08/15/2030
(e)
95 94
Welltower Inc
2.75%, 01/15/2031 320 330
$ 3,792
Retail - 0 .38%
Gap Inc/The
8.38%, 05/15/2023
(e),(f)
100 111
Home Depot Inc/The
3.30%, 04/15/2040 70 80
5.88%, 12/16/2036 60 90
IRB Holding Corp
6.75%, 02/15/2026
(e)
50 50
7.00%, 06/15/2025
(e)
15 16
L Brands Inc
6.63%, 10/01/2030
(e)
80 81
6.88%, 07/01/2025
(e)
30 32
9.38%, 07/01/2025
(e),(f)
25 29
Nordstrom Inc
8.75%, 05/15/2025
(e)
15 16
Penske Automotive Group Inc
3.50%, 09/01/2025 35 35
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
PetSmart Inc
5.88%, 06/01/2025
(e)
$ 160 $ 164
7.13%, 03/15/2023
(e)
50 50
Walmart Inc
4.05%, 06/29/2048 10 13
Yum! Brands Inc
3.63%, 03/15/2031 105 105
7.75%, 04/01/2025
(e)
50 56
$ 928
Semiconductors - 1 .51%
Applied Materials Inc
1.75%, 06/01/2030 440 453
Broadcom Inc
3.15%, 11/15/2025 270 292
4.70%, 04/15/2025 525 597
Lam Research Corp
4.00%, 03/15/2029 120 144
4.88%, 03/15/2049 25 35
Micron Technology Inc
2.50%, 04/24/2023 270 280
NVIDIA Corp
3.50%, 04/01/2040 255 299
3.50%, 04/01/2050 600 702
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(e)
400 438
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(e)
60 64
3.15%, 05/01/2027
(e)
60 65
Xilinx Inc
2.38%, 06/01/2030 85 89
2.95%, 06/01/2024 225 242
$ 3,700
Software - 0 .92%
Activision Blizzard Inc
2.50%, 09/15/2050 260 242
Adobe Inc
2.30%, 02/01/2030 75 81
Fiserv Inc
4.40%, 07/01/2049 190 238
Microsoft Corp
2.68%, 06/01/2060 99 104
3.70%, 08/08/2046 120 151
Open Text Corp
3.88%, 02/15/2028
(e)
140 142
5.88%, 06/01/2026
(e)
80 83
Oracle Corp
2.50%, 04/01/2025 255 273
2.80%, 04/01/2027 240 264
2.95%, 05/15/2025 100 109
4.00%, 11/15/2047 35 41
salesforce.com Inc
3.70%, 04/11/2028 230 272
ServiceNow Inc
1.40%, 09/01/2030 260 254
$ 2,254
Sovereign - 1 .69%
CoBank ACB
6.25%, 12/31/2049
(g),(h)
115 121
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
4.50%, 03/15/2029 325 365
Dominican Republic International Bond
4.88%, 09/23/2032
(e)
250 249
Egypt Government International Bond
5.25%, 10/06/2025
(e),(m)
200 200
Honduras Government International Bond
7.50%, 03/15/2024 200 217

Schedule of Investments
Core Plus Bond Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Hungary Government International Bond
5.38%, 02/21/2023 $ 44 $ 49
Indonesia Government International Bond
5.38%, 10/17/2023
(e)
300 338
Israel Government International Bond
2.75%, 07/03/2030 275 303
Mexico Government International Bond
5.00%, 04/27/2051 200 224
Panama Government International Bond
3.88%, 03/17/2028 200 227
Qatar Government International Bond
3.25%, 06/02/2026 400 440
4.40%, 04/16/2050
(e)
200 257
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
(e)
200 245
Saudi Government International Bond
4.00%, 04/17/2025
(e)
600 667
Ukraine Government International Bond
9.75%, 11/01/2028
(e)
200 216
$ 4,118
Student Loan Asset Backed Securities - 0 .54%
Navient Student Loan Trust 2019-1
0.48%, 12/27/2067
(e)
71 72
1.00 x 1 Month USD LIBOR + 0.33%
SMB Private Education Loan Trust 2020-A
0.45%, 03/15/2027
(e)
1,250 1,247
1.00 x 1 Month USD LIBOR + 0.30%
$ 1,319
Telecommunications - 2 .73%
AT&T Inc
2.30%, 06/01/2027 230 241
2.75%, 06/01/2031 135 142
3.10%, 02/01/2043 150 146
3.50%, 06/01/2041 215 226
3.50%, 09/15/2053
(e)
409 395
3.50%, 02/01/2061 195 186
3.55%, 09/15/2055
(e)
324 314
3.65%, 09/15/2059
(e)
57 56
3.88%, 01/15/2026 175 199
4.05%, 12/15/2023 425 471
4.30%, 02/15/2030 110 130
CenturyLink Inc
4.00%, 02/15/2027
(e)
35 36
CommScope Inc
8.25%, 03/01/2027
(e)
245 255
Embarq Corp
8.00%, 06/01/2036 105 124
Level 3 Financing Inc
3.63%, 01/15/2029
(e)
55 54
4.25%, 07/01/2028
(e)
105 107
Ooredoo International Finance Ltd
3.88%, 01/31/2028 250 286
Rogers Communications Inc
3.70%, 11/15/2049 105 117
4.35%, 05/01/2049 50 61
Sprint Communications Inc
6.00%, 11/15/2022 75 81
Sprint Corp
7.13%, 06/15/2024 120 138
7.63%, 03/01/2026 35 42
7.88%, 09/15/2023 180 207
Telecom Italia Capital SA
6.38%, 11/15/2033 65 77
T-Mobile USA Inc
2.05%, 02/15/2028
(e)
220 225
3.50%, 04/15/2025
(e)
315 346
4.00%, 04/15/2022 125 129
5.13%, 04/15/2025 200 204
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc
3.88%, 02/08/2029 $ 270 $ 319
4.50%, 08/10/2033 355 450
5.25%, 03/16/2037 260 360
Vodafone Group PLC
4.88%, 06/19/2049 215 267
VTR Comunicaciones SpA
5.13%, 01/15/2028
(e)
200 207
Zayo Group Holdings Inc
4.00%, 03/01/2027
(e)
80 79
$ 6,677
Transportation - 0 .12%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(n),(o)
121 35
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(e)
105 72
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
(e)
55 21
11.25%, 08/15/2022
(e)
45 35
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(e)
50 53
Union Pacific Corp
4.38%, 11/15/2065 60 74
$ 290
Trucking & Leasing - 0 .02%
DAE Funding LLC
4.50%, 08/01/2022
(e)
45 44
TOTAL BONDS $ 163,906
SENIOR FLOATING RATE INTERESTS
- 0 .86%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0 .05%
Navistar Inc
3.66%, 11/06/2024
(p)
$ 123 $ 122
3 Month USD LIBOR + 3.00%
Commercial Services - 0 .01%
Refinitiv US Holdings Inc
3.40%, 10/01/2025
(p)
34 34
3 Month USD LIBOR + 3.00%
Computers - 0 .08%
McAfee LLC
9.50%, 09/29/2025
(p)
195 196
3 Month USD LIBOR + 3.25%
Diversified Financial Services - 0 .08%
Russell Investments US Institutional Holdco Inc
3.75%, 06/01/2023
(p)
188 187
1 Month USD LIBOR + 2.75%
Electrical Components & Equipment - 0 .01%
Energizer Holdings Inc
2.44%, 12/17/2025
(p)
35 34
1 Month USD LIBOR + 4.50%
Entertainment - 0 .02%
Lions Gate Capital Holdings LLC
2.40%, 03/24/2025
(p)
49 47
3 Month USD LIBOR + 2.00%
Food - 0 .02%
Bellring Brands LLC
6.00%, 10/21/2024
(p)
53 53
1 Month USD LIBOR + 5.00%
Forest Products & Paper - 0 .03%
Pixelle Specialty Solutions LLC
7.50%, 10/31/2024
(p)
78 78
1 Month USD LIBOR + 6.50%

Schedule of Investments
Core Plus Bond Account
September 30, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 0 .12%
AssuredPartners Inc
5.50%, 02/12/2027
(p)
$ 100 $ 99
1 Month USD LIBOR + 4.50%
Asurion LLC
3.15%, 11/03/2023
(p)
89 88
1 Month USD LIBOR + 7.25%
6.65%, 08/04/2025
(p)
94 94
3 Month USD LIBOR + 3.25%
$ 281
Lodging - 0 .03%
Golden Nugget LLC
3.25%, 10/04/2023
(p)
76 67
1 Month USD LIBOR + 2.50%
Media - 0 .03%
CSC Holdings LLC
2.65%, 04/15/2027
(p)
50 48
1 Month USD LIBOR + 2.50%
Diamond Sports Group LLC
3.40%, 08/24/2026
(p)
25 19
1 Month USD LIBOR + 3.50%
$ 67
Pharmaceuticals - 0 .24%
Bausch Health Americas Inc
3.15%, 05/19/2025
(p)
283 277
3 Month USD LIBOR + 7.50%
Endo International PLC
5.00%, 04/29/2024
(p)
326 310
3 Month USD LIBOR + 4.00%
$ 587
Pipelines - 0 .03%
Buckeye Partners LP
2.90%, 11/01/2026
(p)
85 83
1 Month USD LIBOR + 2.75%
Retail - 0 .03%
IRB Holding Corp
3.75%, 02/05/2025
(p)
74 71
1 Month USD LIBOR + 2.75%
Telecommunications - 0 .08%
Maxar Technologies Ltd
2.90%, 10/05/2024
(p)
104 100
3 Month USD LIBOR + 4.25%
Zayo Group Holdings Inc
3.15%, 02/19/2027
(p)
90 87
1 Month USD LIBOR + 3.00%
$ 187
TOTAL SENIOR FLOATING RATE INTERESTS $ 2,094
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 36 .16%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 3 .52%
3.00%, 10/01/2042 $ 43 $ 46
3.00%, 11/01/2042 242 261
3.00%, 11/01/2042 44 47
3.00%, 03/01/2043 1,126 1,235
3.00%, 12/01/2046 103 110
3.00%, 01/01/2047 2,042 2,224
3.50%, 10/01/2041 36 39
3.50%, 04/01/2042 45 49
3.50%, 04/01/2042 91 99
3.50%, 04/01/2045 43 47
3.50%, 10/01/2045 731 806
3.50%, 03/01/2048 109 119
3.62%, 02/01/2037 8 8
1.00 x 12 Month USD LIBOR + 1.63%
4.00%, 02/01/2045 20 21
4.00%, 02/01/2046 55 60
4.00%, 02/01/2046 318 346
4.00%, 06/01/2046 52 57
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 04/01/2047 $ 278 $ 305
4.00%, 11/01/2047 449 483
4.50%, 07/01/2024 9 9
4.50%, 10/01/2041 29 33
4.50%, 12/01/2043 744 835
4.50%, 03/01/2046 243 278
5.00%, 06/01/2031 75 84
5.00%, 10/01/2035 27 31
5.00%, 06/01/2041 675 773
6.00%, 06/01/2032 17 20
6.00%, 10/01/2032 10 12
6.00%, 01/01/2038 46 54
6.50%, 03/01/2029 2 3
6.50%, 05/01/2029 4 4
6.50%, 04/01/2031 2 2
6.50%, 02/01/2032 3 4
6.50%, 05/01/2032 3 4
6.50%, 04/01/2035 6 7
7.00%, 12/01/2029 10 10
7.00%, 06/01/2030 3 4
7.00%, 12/01/2030 1 1
7.00%, 01/01/2031 1 2
7.00%, 12/01/2031 28 29
7.50%, 04/01/2030 1 1
7.50%, 03/01/2031 7 8
8.00%, 09/01/2030 30 32
$ 8,602
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 17 .38%
2.00%, 10/01/2035
(q)
2,450 2,547
2.00%, 11/01/2050
(q)
1,500 1,548
2.50%, 10/01/2035
(q)
4,200 4,386
2.50%, 10/01/2050
(q)
4,950 5,192
3.00%, 03/01/2034 231 245
3.00%, 10/01/2035
(q)
700 735
3.00%, 03/01/2042 73 78
3.00%, 03/01/2042 68 72
3.00%, 05/01/2042 39 42
3.00%, 06/01/2042 69 74
3.00%, 06/01/2042 35 37
3.00%, 05/01/2043 150 162
3.00%, 10/01/2050
(q)
6,150 6,443
3.50%, 04/01/2030 272 294
3.50%, 05/01/2034 1,185 1,307
3.50%, 08/01/2034 275 294
3.50%, 12/01/2040 53 58
3.50%, 01/01/2041 31 33
3.50%, 12/01/2041 16 18
3.50%, 03/01/2042 30 32
3.50%, 04/01/2042 61 67
3.50%, 11/01/2042 815 918
3.50%, 02/01/2043 40 44
3.50%, 07/01/2043 692 763
3.50%, 01/01/2044 216 239
3.50%, 11/01/2044 1,387 1,518
3.50%, 03/01/2045 47 52
3.50%, 06/01/2045 88 97
3.50%, 11/01/2045 55 60
3.50%, 05/01/2046 44 47
3.50%, 10/01/2047 1,384 1,539
3.50%, 11/01/2047 605 667
3.50%, 01/01/2048 457 505
3.50%, 03/01/2048 917 1,011
3.50%, 04/01/2048 1,209 1,333
4.00%, 03/01/2034 335 378
4.00%, 09/01/2040 71 79
4.00%, 05/01/2041 150 165
4.00%, 10/01/2041 38 42

Schedule of Investments
Core Plus Bond Account
September 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 10/01/2041 $ 23 $ 26
4.00%, 11/01/2041 34 38
4.00%, 04/01/2042 24 26
4.00%, 11/01/2043 88 99
4.00%, 11/01/2043 29 32
4.00%, 02/01/2044 102 114
4.00%, 06/01/2044 226 249
4.00%, 09/01/2044 25 27
4.00%, 09/01/2045 94 103
4.00%, 12/01/2045 529 576
4.00%, 08/01/2046 70 76
4.00%, 01/01/2047 47 51
4.00%, 04/01/2047 275 300
4.00%, 05/01/2047 592 637
4.00%, 11/01/2047 1,555 1,716
4.00%, 05/01/2048 124 133
4.00%, 10/01/2048 354 391
4.00%, 10/01/2048 1,154 1,240
4.00%, 01/01/2049 218 234
4.50%, 07/01/2025 28 29
4.50%, 08/01/2040 41 46
4.50%, 11/01/2040 601 669
4.50%, 12/01/2040 27 30
4.50%, 08/01/2041 28 32
4.50%, 09/01/2041 178 198
4.50%, 05/01/2044 32 35
4.50%, 12/01/2044 75 82
4.50%, 06/01/2046 36 39
4.50%, 05/01/2047 23 25
4.50%, 05/01/2047 80 87
4.50%, 05/01/2049 240 261
5.00%, 10/01/2041 145 166
5.00%, 06/01/2048 341 385
5.50%, 12/01/2022 6 6
5.50%, 07/01/2033 187 219
5.50%, 04/01/2035 22 25
5.50%, 08/01/2036 405 471
5.50%, 02/01/2037 3 4
5.50%, 05/01/2040 34 39
6.00%, 05/01/2031 2 2
6.00%, 07/01/2035 116 137
6.00%, 02/01/2037 25 28
6.00%, 02/01/2038 44 52
6.50%, 03/01/2032 3 3
6.50%, 07/01/2037 29 35
6.50%, 07/01/2037 13 15
6.50%, 02/01/2038 33 39
6.50%, 03/01/2038 7 8
6.50%, 09/01/2038 105 122
$ 42,478
Government National Mortgage Association (GNMA) - 5 .49%
2.00%, 10/01/2050 1,200 1,247
2.50%, 10/01/2050 2,500 2,625
3.00%, 02/15/2043 260 276
3.00%, 07/20/2044 377 397
3.00%, 01/20/2046 293 309
3.00%, 07/20/2046 469 495
3.00%, 12/20/2046 1,291 1,365
3.00%, 10/01/2050 1,000 1,047
3.50%, 04/20/2046 171 190
3.50%, 10/20/2046 257 278
3.50%, 07/20/2047 977 1,056
4.00%, 02/15/2042 98 106
4.00%, 06/20/2046 71 76
4.00%, 01/20/2048 1,760 1,933
4.50%, 09/15/2039 488 557
4.50%, 11/15/2040 84 94
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.50%, 06/20/2048 $ 21 $ 23
5.00%, 02/15/2034 172 196
5.00%, 10/15/2034 62 71
5.00%, 10/20/2039 32 36
5.00%, 07/20/2040 14 15
5.00%, 02/15/2042 74 85
5.50%, 12/20/2033 86 102
5.50%, 05/20/2035 10 11
5.50%, 12/20/2048 411 451
6.00%, 01/20/2029 15 17
6.00%, 07/20/2029 3 3
6.00%, 12/15/2033 21 25
6.00%, 12/20/2036 45 52
6.50%, 03/20/2028 3 3
6.50%, 05/20/2029 2 3
6.50%, 12/15/2032 222 252
7.00%, 03/15/2031 2 2
7.50%, 05/15/2029 13 13
8.00%, 12/15/2030 5 6
$ 13,417
U.S. Treasury - 8 .85%
1.63%, 08/15/2029 2,500 2,723
3.00%, 05/15/2045 1,140 1,529
3.00%, 11/15/2045
(r)
2,000 2,693
3.13%, 05/15/2048 6,225 8,677
3.75%, 11/15/2043 1,650 2,455
4.75%, 02/15/2037 2,260 3,564
$ 21,641
U.S. Treasury Bill - 0 .92%
0.10%, 11/10/2020
(s)
2,250 2,250
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 88,388
Total Investments $ 269,799
Other Assets and Liabilities -  (10.38)% (25,370)
TOTAL NET ASSETS - 100.00% $ 244,429
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $973 or
0.40% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $43,065 or 17.62% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". See notes for additional information. At the end of the period, the value of these securities totaled $2,643 or 1.08% of net assets.
(j) Security is an Interest Only Strip.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.

Schedule of Investments
Core Plus Bond Account
September 30, 2020 (unaudited)
See accompanying notes.

(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Security purchased on a when-issued basis.
(n) The value of these investments was determined using significant unobservable inputs.
(o) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $35 or 0.01% of net assets.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(q) Security was purchased in a "to-be-announced" ("TBA") transaction. See notes for additional information.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $296 or 0.12% of net assets.
(s) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 31 .63%
Financial 16 .21%
Government 11 .46%
Asset Backed Securities 8 .52%
Consumer, Non-cyclical 7 .75%
Communications 6 .31%
Money Market Funds 5 .42%
Consumer, Cyclical 4 .88%
Energy 4 .78%
Utilities 3 .83%
Technology 3 .12%
Industrial 2 .91%
Basic Materials 2 .68%
Investment Companies 0 .88%
Other Assets and Liabilities
( 10 .38 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 11,648 $ 160,740 $ 160,119 $ 12,269
$ 11,648 $ 160,740 $ 160,119 $ 12,269
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 36 $ — $ — $ —
$ 36 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2020 Long 31 $ 4,325 $ 3
US 2 Year Note; December 2020 Long 8 1,768 1
US 5 Year Note; December 2020 Long 10 1,260 —
US Long Bond; December 2020 Short 16 2,820 (3)
Total $ 1
Amounts in thousands except contracts.

Schedule of Investments
Diversified Balanced Account
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .16%
International Equity Index Fund
(a)
6,933,635 $ 68,227
MidCap S&P 400 Index Fund
(a)
2,168,605 39,989
SmallCap S&P 600 Index Fund
(a)
1,904,863 40,002
$ 148,218
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .86%
Bond Market Index Account
(a)
43,128,470 480,020
LargeCap S&P 500 Index Account
(a)
17,866,590 349,649
$ 829,669
TOTAL INVESTMENT COMPANIES $ 977,887
BONDS - 0 .00%
Principal
Amount (000's) Value (000's)
Oil & Gas - 0 .00%
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(b),(c),(d)
$ 5 $ —
TOTAL BONDS $ —
Total Investments $ 977,887
Other Assets and Liabilities -  (0.02)% (244)
TOTAL NET ASSETS - 100.00% $ 977,643
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) The value of these investments was determined using significant unobservable inputs.
(d) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 49 .10%
Domestic Equity Funds 43 .94%
International Equity Funds 6 .98%
Energy 0 .00%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 504,518 $ 81,304 $ 123,624 $ 480,020
International Equity Index Fund 73,545 11,303 12,740 68,227
LargeCap S&P 500 Index Account 366,108 73,198 86,928 349,649
MidCap S&P 400 Index Fund 42,334 9,526 10,149 39,989
SmallCap S&P 600 Index Fund 42,712 11,884 10,315 40,002
$ 1,029,217 $ 187,215 $ 243,756 $ 977,887
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 12,573 $ 4,002 $ — $ 13,820
International Equity Index Fund — (87) — (3,794)
LargeCap S&P 500 Index Account 6,611 27,570 20,416 (30,299)
MidCap S&P 400 Index Fund — 393 — (2,115)
SmallCap S&P 600 Index Fund — 26 — (4,305)
$ 19,184 $ 31,904 $ 20,416 $ (26,693)
Amounts in thousands.

Schedule of Investments
Diversified Balanced Managed Volatility Account
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .17%
International Equity Index Fund
(a)
1,233,758 $ 12,140
MidCap S&P 400 Index Fund
(a)
385,875 7,115
SmallCap S&P 600 Index Fund
(a)
338,944 7,118
$ 26,373
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .86%
Bond Market Index Account
(a)
7,674,243 85,414
LargeCap S&P 500 Managed Volatility Index
Account
(a)
4,074,443 62,095
$ 147,509
TOTAL INVESTMENT COMPANIES $ 173,882
Total Investments $ 173,882
Other Assets and Liabilities -  (0.03)% (50)
TOTAL NET ASSETS - 100.00% $ 173,832
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 49 .14%
Domestic Equity Funds 43 .91%
International Equity Funds 6 .98%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 87,825 $ 14,256 $ 19,751 $ 85,414
International Equity Index Fund 12,794 2,287 2,301 12,140
LargeCap S&P 500 Managed Volatility Index Account 60,876 11,462 12,056 62,095
MidCap S&P 400 Index Fund 7,363 1,908 1,882 7,115
SmallCap S&P 600 Index Fund 7,428 2,270 1,856 7,118
$ 176,286 $ 32,183 $ 37,846 $ 173,882
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 2,235 $ 440 $ — $ 2,644
International Equity Index Fund — (1) — (639)
LargeCap S&P 500 Managed Volatility Index Account 950 1,542 1,354 271
MidCap S&P 400 Index Fund — (22) — (252)
SmallCap S&P 600 Index Fund — (18) — (706)
$ 3,185 $ 1,941 $ 1,354 $ 1,318
Amounts in thousands.

Schedule of Investments
Diversified Balanced Volatility Control Account
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 98 .28 % Shares Held Value (000's)
Exchange-Traded Funds - 5 .71%
iShares Core S&P 500 ETF 28,464 $ 9,566
Money Market Funds - 12 .53%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
20,993,941 20,994
Principal Funds, Inc. Class R-6 - 15 .24%
International Equity Index Fund
(a)
1,195,431 11,763
MidCap S&P 400 Index Fund
(a)
373,858 6,894
SmallCap S&P 600 Index Fund
(a)
328,377 6,896
$ 25,553
Principal Variable Contracts Funds, Inc.  Class 1 - 64 .80%
Bond Market Index Account
(a)
7,436,487 82,768
LargeCap S&P 500 Index Account
(a)
1,320,056 25,833
$ 108,601
TOTAL INVESTMENT COMPANIES $ 164,714
Total Investments $ 164,714
Other Assets and Liabilities -  1.72% 2,879
TOTAL NET ASSETS - 100.00% $ 167,593
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 49 .39%
Domestic Equity Funds 23 .63%
Money Market Funds 12 .53%
International Equity Funds 7 .02%
Investment Companies 5 .71%
Other Assets and Liabilities
1 .72%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 72,567 $ 18,224 $ 10,621 $ 82,768
International Equity Index Fund 10,190 3,662 1,635 11,763
LargeCap S&P 500 Index Account 21,826 9,233 5,235 25,833
MidCap S&P 400 Index Fund 5,883 2,815 1,647 6,894
Principal Government Money Market Fund - Institutional Class 0.00% 242 89,034 68,282 20,994
SmallCap S&P 600 Index Fund 5,872 3,075 1,499 6,896
$ 116,580 $ 126,043 $ 88,919 $ 155,148
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 2,135 $ — $ — $ 2,598
International Equity Index Fund — (11) — (443)
LargeCap S&P 500 Index Account 481 46 1,486 (37)
MidCap S&P 400 Index Fund — (21) — (136)
Principal Government Money Market Fund - Institutional Class 0.00% 35 — — —
SmallCap S&P 600 Index Fund — 39 — (591)
$ 2,651 $ 53 $ 1,486 $ 1,391
Amounts in thousands.

Schedule of Investments
Diversified Growth Account
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .09%
International Equity Index Fund
(a)
36,580,670 $ 359,954
MidCap S&P 400 Index Fund
(a)
10,011,308 184,609
SmallCap S&P 600 Index Fund
(a)
8,794,143 184,677
$ 729,240
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .94%
Bond Market Index Account
(a)
111,490,433 1,240,888
LargeCap S&P 500 Index Account
(a)
84,838,721 1,660,294
$ 2,901,182
TOTAL INVESTMENT COMPANIES $ 3,630,422
Total Investments $ 3,630,422
Other Assets and Liabilities -  (0.03)% (919)
TOTAL NET ASSETS - 100.00% $ 3,629,503
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 55 .92%
Fixed Income Funds 34 .19%
International Equity Funds 9 .92%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 1,287,209 $ 255,233 $ 345,833 $ 1,240,888
International Equity Index Fund 382,917 48,030 49,258 359,954
LargeCap S&P 500 Index Account 1,715,555 274,050 304,813 1,660,294
MidCap S&P 400 Index Fund 192,861 35,626 34,746 184,609
SmallCap S&P 600 Index Fund 194,578 47,253 36,330 184,677
$ 3,773,120 $ 660,192 $ 770,980 $ 3,630,422
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 32,855 $ 9,679 $ — $ 34,600
International Equity Index Fund — (191) — (21,544)
LargeCap S&P 500 Index Account 31,731 74,258 97,992 (98,756)
MidCap S&P 400 Index Fund — (73) — (9,059)
SmallCap S&P 600 Index Fund — (215) — (20,609)
$ 64,586 $ 83,458 $ 97,992 $ (115,368)
Amounts in thousands.

Schedule of Investments
Diversified Growth Managed Volatility Account
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .11%
International Equity Index Fund
(a)
3,582,284 $ 35,250
MidCap S&P 400 Index Fund
(a)
980,365 18,078
SmallCap S&P 600 Index Fund
(a)
861,160 18,084
$ 71,412
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .92%
Bond Market Index Account
(a)
10,918,400 121,522
LargeCap S&P 500 Managed Volatility Index
Account
(a)
10,647,679 162,270
$ 283,792
TOTAL INVESTMENT COMPANIES $ 355,204
Total Investments $ 355,204
Other Assets and Liabilities -  (0.03)% (95)
TOTAL NET ASSETS - 100.00% $ 355,109
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 55 .88%
Fixed Income Funds 34 .22%
International Equity Funds 9 .93%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 123,218 $ 23,484 $ 29,364 $ 121,522
International Equity Index Fund 36,631 5,316 4,762 35,250
LargeCap S&P 500 Managed Volatility Index Account 156,880 22,814 21,359 162,270
MidCap S&P 400 Index Fund 18,446 3,870 3,457 18,078
SmallCap S&P 600 Index Fund 18,608 4,950 3,582 18,084
$ 353,783 $ 60,434 $ 62,524 $ 355,204
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 3,191 $ 762 $ — $ 3,422
International Equity Index Fund — (9) — (1,926)
LargeCap S&P 500 Managed Volatility Index Account 2,493 3,091 3,550 844
MidCap S&P 400 Index Fund — (45) — (736)
SmallCap S&P 600 Index Fund — (52) — (1,840)
$ 5,684 $ 3,747 $ 3,550 $ (236)
Amounts in thousands.

Schedule of Investments
Diversified Growth Volatility Control Account
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 97 .37 % Shares Held Value (000's)
Exchange-Traded Funds - 1 .19%
iShares Core S&P 500 ETF 31,485 $ 10,581
Money Market Funds - 15 .89%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
141,577,374 141,577
Principal Funds, Inc. Class R-6 - 20 .24%
International Equity Index Fund
(a)
9,047,740 89,030
MidCap S&P 400 Index Fund
(a)
2,475,860 45,655
SmallCap S&P 600 Index Fund
(a)
2,174,719 45,669
$ 180,354
Principal Variable Contracts Funds, Inc.  Class 1 - 60 .05%
Bond Market Index Account
(a)
27,579,029 306,955
LargeCap S&P 500 Index Account
(a)
11,656,134 228,110
$ 535,065
TOTAL INVESTMENT COMPANIES $ 867,577
Total Investments $ 867,577
Other Assets and Liabilities -  2.63% 23,444
TOTAL NET ASSETS - 100.00% $ 891,021
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 35 .85%
Fixed Income Funds 34 .45%
Money Market Funds 15 .89%
International Equity Funds 9 .99%
Investment Companies 1 .19%
Other Assets and Liabilities
2 .63%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 267,381 $ 71,623 $ 41,363 $ 306,955
International Equity Index Fund 76,620 25,613 9,647 89,030
LargeCap S&P 500 Index Account 191,472 75,431 38,282 228,110
MidCap S&P 400 Index Fund 38,707 16,236 8,151 45,655
Principal Government Money Market Fund - Institutional Class 0.00% 1,047 531,761 391,231 141,577
SmallCap S&P 600 Index Fund 38,635 19,379 8,593 45,669
$ 613,862 $ 740,043 $ 497,267 $ 856,996
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 7,929 $ 48 $ — $ 9,266
International Equity Index Fund — (53) — (3,503)
LargeCap S&P 500 Index Account 4,254 223 13,135 (734)
MidCap S&P 400 Index Fund — (5) — (1,132)
Principal Government Money Market Fund - Institutional Class 0.00% 185 — — —
SmallCap S&P 600 Index Fund — 185 — (3,937)
$ 12,368 $ 398 $ 13,135 $ (40)
Amounts in thousands.

Schedule of Investments
Diversified Income Account
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 10 .18%
International Equity Index Fund
(a)
1,227,447 $ 12,078
MidCap S&P 400 Index Fund
(a)
503,837 9,291
SmallCap S&P 600 Index Fund
(a)
442,537 9,293
$ 30,662
Principal Variable Contracts Funds, Inc.  Class 1 - 89 .85%
Bond Market Index Account
(a)
17,370,784 193,337
LargeCap S&P 500 Index Account
(a)
3,953,232 77,365
$ 270,702
TOTAL INVESTMENT COMPANIES $ 301,364
Total Investments $ 301,364
Other Assets and Liabilities -  (0.03)% (82)
TOTAL NET ASSETS - 100.00% $ 301,282
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 64 .17%
Domestic Equity Funds 31 .85%
International Equity Funds 4 .01%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 179,434 $ 44,963 $ 37,396 $ 193,337
International Equity Index Fund 11,502 3,538 2,489 12,078
LargeCap S&P 500 Index Account 71,571 26,377 20,787 77,365
MidCap S&P 400 Index Fund 8,691 3,367 2,543 9,291
SmallCap S&P 600 Index Fund 8,768 3,866 2,565 9,293
$ 279,966 $ 82,111 $ 65,780 $ 301,364
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 4,946 $ 215 $ — $ 6,121
International Equity Index Fund — (4) — (469)
LargeCap S&P 500 Index Account 1,429 1,820 4,414 (1,616)
MidCap S&P 400 Index Fund — (4) — (220)
SmallCap S&P 600 Index Fund — (17) — (759)
$ 6,375 $ 2,010 $ 4,414 $ 3,057
Amounts in thousands.

Schedule of Investments
Diversified International Account
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 8 .65 % Shares Held Value (000's)
Money Market Funds - 8 .65%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
2,191,227 $ 2,191
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
20,047,913 20,048
$ 22,239
TOTAL INVESTMENT COMPANIES $ 22,239
COMMON STOCKS - 94 .70 % Shares Held Value (000's)
Apparel - 1 .47%
Adidas AG
(d)
4,141 $ 1,337
LVMH Moet Hennessy Louis Vuitton SE 5,215 2,440
$ 3,777
Automobile Manufacturers - 4 .02%
Ferrari NV 10,019 1,839
Honda Motor Co Ltd 57,000 1,354
Kia Motors Corp 22,088 886
Maruti Suzuki India Ltd 10,869 996
Toyota Motor Corp 59,200 3,929
Volvo AB - B Shares
(d)
68,471 1,315
$ 10,319
Automobile Parts & Equipment - 0 .92%
Toyota Industries Corp 37,400 2,368
Banks - 5 .57%
Bank Leumi Le-Israel BM 163,974 722
Canadian Imperial Bank of Commerce
(e)
15,200 1,136
Credicorp Ltd 9,318 1,155
DBS Group Holdings Ltd 123,200 1,811
DNB ASA
(d)
92,415 1,287
Erste Group Bank AG 24,179 506
Grupo Financiero Banorte SAB de CV
(d)
214,059 740
HDFC Bank Ltd ADR
(d)
15,362 768
ICICI Bank Ltd ADR
(d)
52,858 520
Kotak Mahindra Bank Ltd
(d)
27,147 469
Mediobanca Banca di Credito Finanziario SpA 210,904 1,653
PT Bank Central Asia Tbk 644,400 1,176
Toronto-Dominion Bank/The 37,800 1,750
United Overseas Bank Ltd 44,300 624
$ 14,317
Beverages - 0 .57%
Carlsberg AS 10,880 1,466
Biotechnology - 1 .16%
CSL Ltd 14,466 2,988
Building Materials - 2 .41%
Anhui Conch Cement Co Ltd 58,998 481
China Lesso Group Holdings Ltd 332,000 603
Cie de Saint-Gobain
(d)
32,719 1,370
CRH PLC 76,129 2,761
HeidelbergCement AG 15,920 973
$ 6,188
Chemicals - 1 .72%
BASF SE 18,435 1,123
Evonik Industries AG 30,352 785
Koninklijke DSM NV 10,270 1,691
Nutrien Ltd
(e)
21,200 831
$ 4,430
Commercial Services - 1 .42%
Adecco Group AG 13,677 722
Adyen NV
(d),(f)
704 1,299
Dai Nippon Printing Co Ltd 27,000 547
New Oriental Education & Technology Group Inc
ADR
(d)
7,184 1,074
$ 3,642
Computers - 2 .07%
Capgemini SE 12,047 1,546
Logitech International SA 28,360 2,197
Nomura Research Institute Ltd 31,400 924
Obic Co Ltd 3,700 651
$ 5,318
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .42%
Hindustan Unilever Ltd 38,019 $ 1,068
Cosmetics & Personal Care - 1 .10%
Unilever NV 20,563 1,249
Unilever PLC 25,590 1,577
$ 2,826
Distribution & Wholesale - 2 .19%
Bunzl PLC 29,302 946
Ferguson PLC 23,027 2,317
ITOCHU Corp
(e)
92,700 2,374
$ 5,637
Diversified Financial Services - 1 .62%
B3 SA - Brasil Bolsa Balcao 88,800 872
Housing Development Finance Corp Ltd 47,168 1,118
KB Financial Group Inc 27,651 890
London Stock Exchange Group PLC 8,309 953
Tisco Financial Group PCL 164,300 332
$ 4,165
Electric - 2 .63%
Enel SpA 306,814 2,662
Iberdrola SA 239,865 2,952
Northland Power Inc 29,900 905
Siemens Energy AG
(d)
9,122 246
$ 6,765
Electrical Components & Equipment - 0 .44%
Delta Electronics Inc 173,000 1,136
Electronics - 1 .60%
Halma PLC 33,563 1,014
Hoya Corp 27,496 3,105
$ 4,119
Energy - Alternate Sources - 0 .98%
Vestas Wind Systems A/S 15,557 2,514
Entertainment - 0 .40%
Flutter Entertainment PLC 6,401 1,016
Food - 3 .46%
Dino Polska SA
(d),(f)
10,310 607
Koninklijke Ahold Delhaize NV 30,217 893
Nestle India Ltd 3,021 652
Nestle SA 50,791 6,045
Seven & i Holdings Co Ltd 22,700 705
$ 8,902
Hand & Machine Tools - 1 .28%
Techtronic Industries Co Ltd 246,500 3,277
Healthcare - Products - 1 .80%
Ambu A/S 19,217 541
Carl Zeiss Meditec AG 4,176 528
GN Store Nord A/S 8,486 639
Koninklijke Philips NV
(d)
41,989 1,983
Sartorius Stedim Biotech 2,674 923
$ 4,614
Healthcare - Services - 1 .74%
ICON PLC
(d)
9,965 1,904
Lonza Group AG 4,175 2,577
$ 4,481
Home Builders - 0 .93%
Persimmon PLC 41,988 1,338
Taylor Wimpey PLC 755,038 1,056
$ 2,394
Home Furnishings - 1 .30%
Howden Joinery Group PLC 135,999 1,035
Sony Corp 30,000 2,299
$ 3,334
Insurance - 5 .28%
AIA Group Ltd 196,800 1,956
ASR Nederland NV 22,513 757
AXA SA 72,918 1,350
Fairfax Financial Holdings Ltd 2,400 707
Hannover Rueck SE 9,136 1,414

Schedule of Investments
Diversified International Account
September 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
ICICI Lombard General Insurance Co Ltd
(f)
29,369 $ 517
Legal & General Group PLC 409,143 998
NN Group NV 26,200 982
PICC Property & Casualty Co Ltd 692,000 486
Prudential PLC 73,888 1,060
Sompo Holdings Inc 30,100 1,039
Tokio Marine Holdings Inc
(e)
39,900 1,746
Unipol Gruppo SpA
(d)
130,134 569
$ 13,581
Internet - 7 .19%
Alibaba Group Holding Ltd
(d)
206,300 7,574
MercadoLibre Inc
(d)
547 592
Naspers Ltd 8,709 1,538
NCSoft Corp 1,123 774
Shopify Inc
(d)
2,345 2,399
Tencent Holdings Ltd 82,793 5,592
$ 18,469
Investment Companies - 0 .60%
Kinnevik AB - Class B
(d)
38,031 1,544
Machinery - Diversified - 2 .23%
Daifuku Co Ltd 10,300 1,040
Ebara Corp 26,200 710
GEA Group AG 15,597 546
Keyence Corp 4,000 1,870
Miura Co Ltd 20,800 1,020
Valmet Oyj 22,120 546
$ 5,732
Metal Fabrication & Hardware - 0 .82%
SKF AB 101,791 2,100
Mining - 3 .14%
Anglo American PLC 43,080 1,042
Antofagasta PLC 61,105 806
Barrick Gold Corp 45,000 1,264
Franco-Nevada Corp 15,620 2,180
Rio Tinto Ltd 40,461 2,764
$ 8,056
Miscellaneous Manufacturers - 1 .92%
JSR Corp 42,200 1,003
Pidilite Industries Ltd 30,656 596
Siemens AG 19,914 2,515
Trelleborg AB
(d)
46,082 814
$ 4,928
Oil & Gas - 2 .73%
LUKOIL PJSC ADR 11,359 656
Neste Oyj 52,863 2,784
Parkland Corp/Canada 20,600 545
Petrobras Distribuidora SA 111,700 404
Reliance Industries Ltd 67,921 2,060
Suncor Energy Inc 47,000 574
$ 7,023
Pharmaceuticals - 4 .54%
AstraZeneca PLC 24,036 2,626
Novo Nordisk A/S 42,545 2,948
Recordati Industria Chimica e Farmaceutica SpA 10,641 545
Roche Holding AG 16,222 5,557
$ 11,676
Pipelines - 1 .12%
Pembina Pipeline Corp 58,500 1,241
TC Energy Corp 39,200 1,646
$ 2,887
Private Equity - 2 .19%
3i Group PLC 204,712 2,629
Brookfield Asset Management Inc 69,769 2,309
Intermediate Capital Group PLC 44,483 684
$ 5,622
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 0 .96%
Sun Hung Kai Properties Ltd 61,000 $ 786
Tokyo Tatemono Co Ltd 37,900 466
Vonovia SE 17,642 1,209
$ 2,461
Retail - 3 .89%
Alimentation Couche-Tard Inc 87,946 3,063
Home Product Center PCL 1,333,500 608
JD Sports Fashion PLC 109,002 1,138
Li Ning Co Ltd 263,000 1,238
Lojas Renner SA 21,500 152
Magazine Luiza SA 68,500 1,092
Pan Pacific International Holdings Corp 71,500 1,665
Wal-Mart de Mexico SAB de CV 438,822 1,050
$ 10,006
Semiconductors - 7 .62%
ASM International NV 3,600 516
ASML Holding NV 10,696 3,951
MediaTek Inc 54,000 1,144
Samsung Electronics Co Ltd 101,691 5,048
SK Hynix Inc 16,715 1,198
Taiwan Semiconductor Manufacturing Co Ltd 513,140 7,720
$ 19,577
Software - 1 .68%
Capcom Co Ltd 19,900 1,111
Dassault Systemes SE 7,241 1,351
DeNA Co Ltd 9,300 171
Mixi Inc 8,900 240
Nemetschek SE 7,934 580
NetEase Inc 48,300 867
$ 4,320
Telecommunications - 3 .29%
Deutsche Telekom AG 81,705 1,360
Nice Ltd ADR
(d)
8,252 1,873
Nippon Telegraph & Telephone Corp 103,000 2,103
SoftBank Group Corp 50,500 3,125
$ 8,461
Toys, Games & Hobbies - 1 .21%
Nintendo Co Ltd 5,500 3,117
Transportation - 1 .07%
Canadian National Railway Co 25,828 2,751
TOTAL COMMON STOCKS $ 243,372
PREFERRED STOCKS - 0 .44 % Shares Held Value (000's)
Investment Companies - 0 .20%
Itausa SA 0.08% 317,046 $ 499
Telecommunications - 0 .24%
Telefonica Brasil SA 2.68% 80,500 624
TOTAL PREFERRED STOCKS $ 1,123
Total Investments $ 266,734
Other Assets and Liabilities -  (3.79)% (9,728)
TOTAL NET ASSETS - 100.00% $ 257,006
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,081 or
2.37% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,423 or 0.94% of net assets.

Schedule of Investments
Diversified International Account
September 30, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
Japan 15 .04%
United Kingdom 9 .50%
Canada 9 .05%
United States 8 .65%
China 6 .99%
Switzerland 6 .65%
Germany 4 .91%
Netherlands 4 .70%
Taiwan 3 .89%
France 3 .49%
Korea, Republic Of 3 .42%
India 3 .40%
Denmark 3 .16%
Italy 2 .83%
Hong Kong 2 .35%
Sweden 2 .25%
Ireland 2 .21%
Brazil 1 .42%
Finland 1 .29%
Australia 1 .16%
Spain 1 .15%
Israel 1 .01%
Singapore 0 .95%
Mexico 0 .70%
South Africa 0 .60%
Norway 0 .50%
Indonesia 0 .46%
Peru 0 .45%
Thailand 0 .37%
Chile 0 .31%
Russian Federation 0 .26%
Poland 0 .24%
Argentina 0 .23%
Austria 0 .20%
Other Assets and Liabilities
( 3 .79 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 2,370 $ 59,695 $ 42,017 $ 20,048
$ 2,370 $ 59,695 $ 42,017 $ 20,048
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 8 $ — $ — $ —
$ 8 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Account
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .83 % Shares Held Value (000's)
Money Market Funds - 1 .83%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
12,789,503 $ 12,790
TOTAL INVESTMENT COMPANIES $ 12,790
COMMON STOCKS - 98 .01 % Shares Held Value (000's)
Apparel - 1 .87%
NIKE Inc 104,036 $ 13,061
Automobile Manufacturers - 2 .66%
PACCAR Inc 217,384 18,538
Automobile Parts & Equipment - 1 .63%
Magna International Inc 248,879 11,386
Banks - 7 .92%
Bank of America Corp 72,081 1,736
First Republic Bank/CA 125,222 13,657
JPMorgan Chase & Co 173,281 16,682
Morgan Stanley 167,591 8,103
PNC Financial Services Group Inc/The 109,353 12,019
US Bancorp 83,245 2,984
$ 55,181
Beverages - 1 .91%
Coca-Cola Co/The 270,195 13,339
Biotechnology - 1 .41%
Corteva Inc 340,180 9,801
Chemicals - 3 .01%
Air Products and Chemicals Inc 40,542 12,076
PPG Industries Inc 72,718 8,877
$ 20,953
Computers - 1 .90%
Apple Inc 114,410 13,250
Diversified Financial Services - 4 .26%
BlackRock Inc 32,709 18,433
Discover Financial Services 194,526 11,240
$ 29,673
Electric - 6 .10%
Eversource Energy 99,530 8,316
NextEra Energy Inc 39,203 10,881
Sempra Energy 29,694 3,514
WEC Energy Group Inc 106,374 10,308
Xcel Energy Inc 137,706 9,503
$ 42,522
Electronics - 0 .85%
Honeywell International Inc 35,826 5,897
Food - 3 .63%
Hormel Foods Corp 307,622 15,040
Tyson Foods Inc 172,830 10,280
$ 25,320
Healthcare - Products - 5 .02%
Abbott Laboratories 180,544 19,649
Medtronic PLC 147,349 15,312
$ 34,961
Insurance - 3 .97%
Allstate Corp/The 26,025 2,450
Chubb Ltd 89,373 10,378
Fidelity National Financial Inc 273,608 8,566
Swiss Re AG ADR 339,058 6,310
$ 27,704
Machinery - Construction & Mining - 0 .22%
Caterpillar Inc 10,311 1,538
Machinery - Diversified - 3 .30%
Deere & Co 103,839 23,014
Media - 2 .59%
Walt Disney Co/The 145,332 18,033
Miscellaneous Manufacturers - 3 .80%
3M Co 15,676 2,511
Parker-Hannifin Corp 82,865 16,767
Trane Technologies PLC 59,237 7,182
$ 26,460
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 3 .19%
Chevron Corp 102,873 $ 7,407
EOG Resources Inc 165,110 5,934
Exxon Mobil Corp 18,960 651
Marathon Petroleum Corp 235,887 6,921
Royal Dutch Shell PLC - B shares ADR 54,215 1,313
$ 22,226
Pharmaceuticals - 9 .33%
Becton Dickinson and Co 50,846 11,831
Merck & Co Inc 192,687 15,983
Novartis AG ADR 123,800 10,766
Pfizer Inc 265,505 9,744
Roche Holding AG ADR 389,897 16,691
$ 65,015
Pipelines - 1 .08%
Enterprise Products Partners LP 475,720 7,512
Private Equity - 2 .25%
KKR & Co Inc 456,797 15,686
REITs - 4 .85%
Alexandria Real Estate Equities Inc 75,077 12,012
Digital Realty Trust Inc 92,135 13,522
Realty Income Corp 136,192 8,274
$ 33,808
Retail - 4 .45%
Costco Wholesale Corp 55,222 19,604
Starbucks Corp 98,438 8,458
Target Corp 18,978 2,987
$ 31,049
Semiconductors - 3 .56%
Microchip Technology Inc 116,250 11,946
Taiwan Semiconductor Manufacturing Co Ltd
ADR
159,081 12,897
$ 24,843
Software - 4 .00%
Fidelity National Information Services Inc 66,757 9,828
Microsoft Corp 38,892 8,180
SAP SE ADR 63,456 9,887
$ 27,895
Telecommunications - 5 .04%
BCE Inc 380,827 15,793
Verizon Communications Inc 324,565 19,308
$ 35,101
Toys, Games & Hobbies - 1 .90%
Hasbro Inc 159,956 13,232
Transportation - 2 .31%
Union Pacific Corp 81,890 16,122
TOTAL COMMON STOCKS $ 683,120
Total Investments $ 695,910
Other Assets and Liabilities -  0.16% 1,120
TOTAL NET ASSETS - 100.00% $ 697,030
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.

Schedule of Investments
Equity Income Account
September 30, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 23 .25%
Consumer, Non-cyclical 21 .30%
Consumer, Cyclical 12 .51%
Industrial 10 .48%
Technology 9 .46%
Communications 7 .63%
Utilities 6 .10%
Energy 4 .27%
Basic Materials 3 .01%
Money Market Funds 1 .83%
Other Assets and Liabilities
0 .16%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 14,848 $ 182,115 $ 184,173 $ 12,790
$ 14,848 $ 182,115 $ 184,173 $ 12,790
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 58 $ — $ — $ —
$ 58 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Account
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 12 .86 % Shares Held Value (000's)
Money Market Funds - 12 .86%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
29,791,152 $ 29,791
TOTAL INVESTMENT COMPANIES $ 29,791
BONDS - 21 .07%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 4 .78%
COMM 2014-CCRE19 Mortgage Trust
4.87%, 08/10/2047
(d)
$ 600 $ 615
Freddie Mac Multifamily Structured Pass
Through Certificates
2.37%, 05/25/2022 1,100 1,129
3.30%, 04/25/2023
(d)
1,300 1,388
3.46%, 08/25/2023
(d)
1,200 1,292
3.53%, 10/25/2023
(d)
870 944
Ginnie Mae
0.41%, 10/16/2054
(d),(e)
9,097 170
0.54%, 04/16/2047
(d),(e)
8,851 252
0.57%, 03/16/2060
(d),(e)
4,208 220
0.66%, 11/16/2052
(d),(e)
11,483 352
0.66%, 02/16/2055
(d),(e)
17,565 267
0.75%, 09/16/2053
(d),(e)
8,376 264
2.60%, 05/16/2059 572 602
2.60%, 03/16/2060 953 1,003
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.61%, 08/15/2046
(d),(f)
2,000 2,017
Wells Fargo Commercial Mortgage Trust
2014-LC16
4.46%, 08/15/2050 600 566
$ 11,081
Credit Card Asset Backed Securities - 3 .41%
American Express Credit Account Master Trust
0.39%, 04/15/2024 3,500 3,505
1.00 x 1 Month USD LIBOR + 0.24%
Barclays Dryrock Issuance Trust
0.48%, 07/15/2024 1,830 1,834
1.00 x 1 Month USD LIBOR + 0.33%
Chase Issuance Trust
0.35%, 04/17/2023 2,558 2,560
1.00 x 1 Month USD LIBOR + 0.20%
$ 7,899
Mortgage Backed Securities - 12 .12%
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(d),(f)
399 414
Fannie Mae Grantor Trust 2005-T1
0.50%, 05/25/2035 175 175
1.00 x 1 Month USD LIBOR + 0.35%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
1,252 187
Fannie Mae REMICS
2.70%, 06/25/2045
(e)
2,988 165
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
3.00%, 10/25/2040
(e)
3,472 155
3.00%, 04/25/2042 626 642
3.00%, 08/25/2042 231 236
3.00%, 02/25/2043 355 369
3.00%, 03/25/2046 505 524
3.00%, 05/25/2048 164 172
3.50%, 01/25/2040
(e)
1,517 66
3.50%, 11/25/2042 2,500 2,711
4.00%, 12/25/2039
(e)
713 28
4.50%, 04/25/2045
(e)
2,477 422
5.85%, 10/25/2046
(e)
618 144
(1.00) x 1 Month USD LIBOR + 6.00%
7.00%, 04/25/2032 96 113
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac REMICS
1.50%, 04/15/2028 $ 708 $ 719
2.50%, 11/15/2032 735 781
2.50%, 02/15/2043 762 809
2.89%, 05/15/2038
(e)
2,668 140
1.00 x 12 Month Treasury Average Index
+ 0.00%
3.00%, 11/15/2030
(e)
1,263 28
3.00%, 11/15/2035 950 997
3.00%, 06/15/2040 299 307
3.00%, 10/15/2041 620 636
3.00%, 04/15/2046 224 242
3.50%, 03/15/2029 287 299
3.50%, 08/15/2040
(e)
1,674 90
3.50%, 05/15/2043 720 740
3.50%, 09/15/2043 1,200 1,225
4.00%, 05/15/2039 3,751 3,864
Ginnie Mae
3.00%, 09/20/2050
(e),(g)
4,102 499
3.50%, 05/20/2039 31 31
3.50%, 10/20/2044
(e)
4,175 438
3.50%, 11/20/2045 930 981
4.00%, 02/20/2044
(e)
2,534 206
4.00%, 04/20/2044
(e)
1,306 111
4.00%, 01/20/2046
(e)
1,311 103
5.94%, 06/20/2046
(e)
589 120
(1.00) x 1 Month USD LIBOR + 6.10%
5.95%, 07/16/2043
(e)
2,776 498
(1.00) x 1 Month USD LIBOR + 6.10%
5.98%, 12/20/2043
(e)
1,302 323
(1.00) x 1 Month USD LIBOR + 6.14%
6.04%, 08/20/2042
(e)
1,026 167
(1.00) x 1 Month USD LIBOR + 6.20%
6.04%, 09/20/2047
(e)
679 127
(1.00) x 1 Month USD LIBOR + 6.20%
6.09%, 06/20/2044
(e)
1,562 198
(1.00) x 1 Month USD LIBOR + 6.25%
6.10%, 08/16/2045
(e)
399 90
(1.00) x 1 Month USD LIBOR + 6.25%
6.59%, 11/20/2045
(e)
630 149
(1.00) x 1 Month USD LIBOR + 6.75%
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(f)
499 513
JP Morgan Mortgage Trust 2017-3
3.80%, 08/25/2047
(d),(f)
553 566
JP Morgan Mortgage Trust 2018-8
4.00%, 01/25/2049
(d),(f)
385 395
JP Morgan Mortgage Trust 2019-9
3.50%, 05/25/2050
(d),(f)
1,200 1,233
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(d),(f)
1,346 1,454
New Residential Mortgage Loan Trust 2015-2
5.52%, 08/25/2055
(d),(f)
1,018 1,103
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(d)
568 582
Sequoia Mortgage Trust 2017-3
3.78%, 04/25/2047
(d),(f)
458 477
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(d),(f)
307 319
$ 28,083
Other Asset Backed Securities - 0 .76%
Chase Funding Trust Series 2004-1
0.61%, 12/25/2033 92 85
1.00 x 1 Month USD LIBOR + 0.46%
CNH Equipment Trust 2016-C
1.76%, 09/15/2023 343 344
Towd Point Mortgage Trust
4.25%, 10/25/2053
(d),(f)
550 595

Schedule of Investments
Government & High Quality Bond Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 $ 722 $ 733
$ 1,757
TOTAL BONDS $ 48,820
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 77 .29%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 10 .55%
2.00%, 10/01/2031 $ 568 $ 594
2.48%, 09/01/2032 10 10
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.23%
2.50%, 02/01/2028 486 514
3.00%, 02/01/2027 167 178
3.00%, 01/01/2031 435 471
3.00%, 01/01/2033 791 862
3.00%, 03/01/2037 329 345
3.00%, 08/01/2042 598 637
3.00%, 10/01/2042 935 1,025
3.00%, 10/01/2042 428 459
3.00%, 10/01/2042 826 881
3.00%, 05/01/2043 581 631
3.00%, 10/01/2046 684 750
3.00%, 01/01/2047 848 929
3.50%, 02/01/2032 854 923
3.50%, 04/01/2042 1,157 1,253
3.50%, 05/01/2042 485 536
3.50%, 07/01/2042 1,760 1,923
3.50%, 02/01/2044 687 747
3.50%, 07/01/2046 575 640
3.50%, 01/01/2048 856 952
3.50%, 04/01/2049 1,561 1,717
4.00%, 07/01/2042 644 737
4.00%, 01/01/2043 811 897
4.00%, 06/01/2043 896 990
4.00%, 10/01/2045 979 1,108
4.00%, 01/01/2048 1,035 1,182
4.50%, 11/01/2043 693 806
5.00%, 10/01/2025 78 85
5.00%, 02/01/2033 113 129
5.00%, 06/01/2033 142 157
5.00%, 01/01/2034 380 438
5.00%, 07/01/2035 8 9
5.00%, 07/01/2035 75 87
5.00%, 07/01/2035 18 21
5.00%, 10/01/2035 34 39
5.50%, 03/01/2033 83 97
5.50%, 04/01/2038 3 4
5.50%, 05/01/2038 25 29
6.00%, 12/01/2023 1 2
6.00%, 05/01/2031 10 11
6.00%, 12/01/2031 9 11
6.00%, 11/01/2033 37 42
6.00%, 09/01/2034 38 46
6.00%, 02/01/2035 31 37
6.00%, 10/01/2036 37 44
6.00%, 03/01/2037 30 34
6.00%, 01/01/2038 7 8
6.00%, 01/01/2038 65 76
6.00%, 04/01/2038 30 34
6.50%, 12/01/2021 2 2
6.50%, 04/01/2022 4 5
6.50%, 05/01/2022 3 3
6.50%, 05/01/2023 4 4
6.50%, 04/01/2024 1 1
6.50%, 04/01/2026 2 2
6.50%, 05/01/2026 2 2
6.50%, 05/01/2026 1 1
6.50%, 01/01/2028 3 3
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.50%, 03/01/2028 $ 2 $ 2
6.50%, 10/01/2028 11 13
6.50%, 11/01/2028 3 3
6.50%, 12/01/2028 6 7
6.50%, 03/01/2029 2 3
6.50%, 07/01/2031 17 19
6.50%, 08/01/2031 5 5
6.50%, 10/01/2031 7 8
6.50%, 10/01/2031 7 8
6.50%, 12/01/2031 10 12
6.50%, 02/01/2032 10 12
6.50%, 05/01/2032 26 29
6.50%, 04/01/2035 5 6
7.00%, 09/01/2023 3 3
7.00%, 12/01/2023 1 1
7.00%, 01/01/2024 1 1
7.00%, 09/01/2027 3 3
7.00%, 01/01/2028 20 22
7.00%, 04/01/2028 11 13
7.00%, 05/01/2028 2 2
7.00%, 10/01/2031 5 5
7.00%, 10/01/2031 9 10
7.00%, 04/01/2032 36 42
7.50%, 10/01/2030 6 7
7.50%, 02/01/2031 2 2
7.50%, 02/01/2031 7 8
8.00%, 10/01/2030 13 16
8.50%, 07/01/2029 15 16
$ 24,438
Federal National Mortgage Association (FNMA) - 0 .50%
3.00%, 04/01/2043 785 827
3.64%, 12/01/2032 11 11
1.00 x 12 Month USD LIBOR + 1.64%
3.65%, 12/01/2033 60 60
1.00 x 12 Month USD LIBOR + 1.65%
5.50%, 05/01/2033 13 14
6.00%, 05/01/2037 157 179
6.50%, 08/01/2025 14 15
6.50%, 11/01/2032 13 14
7.00%, 08/01/2028 12 13
7.00%, 12/01/2028 9 10
8.00%, 05/01/2027 5 5
8.50%, 10/01/2027 22 22
$ 1,170
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 41 .65%
2.00%, 02/01/2032 346 362
2.00%, 10/01/2035
(h)
1,250 1,300
2.00%, 10/01/2050
(h)
2,475 2,559
2.50%, 06/01/2027 772 814
2.50%, 08/01/2028 546 579
2.50%, 12/01/2031 671 719
2.50%, 09/01/2032 464 499
2.50%, 10/01/2035
(h)
1,800 1,880
2.50%, 04/01/2050 1,960 2,057
2.50%, 06/01/2050 1,727 1,820
2.50%, 10/01/2050
(h)
6,902 7,239
3.00%, 05/01/2029 649 697
3.00%, 08/01/2031 1,200 1,309
3.00%, 12/01/2034 1,391 1,460
3.00%, 10/01/2036 509 553
3.00%, 10/01/2042 1,248 1,360
3.00%, 11/01/2042 1,338 1,458
3.00%, 12/01/2042 1,224 1,334
3.00%, 02/01/2043 904 992
3.00%, 06/01/2043 1,534 1,671
3.00%, 08/01/2043 1,060 1,154
3.00%, 09/01/2046 1,250 1,369

Schedule of Investments
Government & High Quality Bond Account
September 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 10/01/2046 $ 873 $ 942
3.00%, 11/01/2046 1,333 1,470
3.00%, 01/01/2047 810 887
3.00%, 01/01/2047 854 936
3.00%, 10/01/2049 1,623 1,700
3.00%, 12/01/2049 1,303 1,365
3.00%, 01/01/2050 1,953 2,046
3.00%, 02/01/2050 1,882 1,971
3.50%, 08/01/2031 615 679
3.50%, 02/01/2033 972 1,073
3.50%, 09/01/2033 1,328 1,466
3.50%, 06/01/2039 487 530
3.50%, 02/01/2042 959 1,079
3.50%, 09/01/2042 1,474 1,628
3.50%, 11/01/2042 1,046 1,157
3.50%, 12/01/2042 1,133 1,261
3.50%, 02/01/2043 415 466
3.50%, 09/01/2044 1,636 1,839
3.50%, 10/01/2044 474 532
3.50%, 11/01/2044 488 549
3.50%, 03/01/2045 1,126 1,241
3.50%, 03/01/2045 511 568
3.50%, 06/01/2045 824 927
3.50%, 09/01/2045 731 807
3.50%, 10/01/2045 573 644
3.50%, 11/01/2045 538 599
3.50%, 01/01/2046 575 646
3.50%, 03/01/2046 409 460
3.50%, 04/01/2046 876 985
3.50%, 03/01/2047 859 965
3.50%, 10/01/2047 624 702
3.50%, 11/01/2048 1,788 2,010
3.50%, 05/01/2049 808 899
4.00%, 01/01/2034 407 444
4.00%, 10/01/2037 669 722
4.00%, 02/01/2041 1,115 1,259
4.00%, 02/01/2042 680 769
4.00%, 08/01/2043 402 460
4.00%, 10/01/2043 281 308
4.00%, 08/01/2044 447 511
4.00%, 10/01/2044 1,272 1,407
4.00%, 11/01/2044 424 485
4.00%, 12/01/2044 728 833
4.00%, 02/01/2045 708 810
4.00%, 08/01/2045 683 782
4.00%, 07/01/2046 598 684
4.00%, 08/01/2046 1,280 1,426
4.00%, 07/01/2047 906 1,035
4.00%, 10/01/2047 772 874
4.00%, 12/01/2047 714 816
4.50%, 08/01/2039 1,297 1,489
4.50%, 03/01/2042 335 389
4.50%, 09/01/2043 1,365 1,586
4.50%, 10/01/2043 747 869
4.50%, 11/01/2043 837 973
4.50%, 09/01/2045 590 675
4.50%, 10/01/2045 790 918
4.50%, 11/01/2045 1,137 1,301
4.50%, 08/01/2048 782 890
4.50%, 12/01/2048 1,019 1,143
5.00%, 05/01/2033 948 1,086
5.00%, 04/01/2035 70 80
5.00%, 04/01/2035 90 103
5.00%, 07/01/2035 4 5
5.00%, 02/01/2038 312 359
5.00%, 02/01/2040 1,043 1,203
5.00%, 07/01/2041 831 967
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 05/01/2024 $ 4 $ 4
5.50%, 06/01/2033 49 57
5.50%, 02/01/2037 3 3
5.50%, 03/01/2038 79 91
6.00%, 06/01/2022 5 5
6.00%, 11/01/2028 11 13
6.00%, 12/01/2031 5 5
6.00%, 01/01/2033 40 47
6.00%, 07/01/2037 103 120
6.00%, 11/01/2037 3 3
6.00%, 12/01/2037 7 8
6.00%, 03/01/2038 53 62
6.50%, 05/01/2024 3 4
6.50%, 09/01/2024 5 6
6.50%, 07/01/2025 8 9
6.50%, 02/01/2026 2 3
6.50%, 03/01/2026 1 1
6.50%, 05/01/2026 2 2
6.50%, 06/01/2026 1 1
6.50%, 07/01/2028 8 9
6.50%, 03/01/2029 4 5
6.50%, 04/01/2029 4 4
6.50%, 06/01/2031 9 10
6.50%, 01/01/2032 3 4
6.50%, 04/01/2032 3 3
6.50%, 08/01/2032 8 9
6.50%, 02/01/2033 8 9
6.50%, 12/01/2036 32 38
6.50%, 07/01/2037 10 12
6.50%, 07/01/2037 22 27
6.50%, 02/01/2038 26 30
7.00%, 10/01/2029 9 10
7.00%, 05/01/2031 4 4
7.00%, 11/01/2031 17 19
8.00%, 06/01/2030 1 2
$ 96,514
Government National Mortgage Association (GNMA) - 18 .36%
2.00%, 10/01/2050 3,650 3,792
2.50%, 10/01/2050 7,500 7,876
3.00%, 11/15/2042 691 723
3.00%, 12/15/2042 1,345 1,406
3.00%, 02/15/2043 1,221 1,334
3.00%, 05/15/2043 1,599 1,739
3.00%, 07/20/2045 1,181 1,248
3.00%, 07/20/2046 674 712
3.00%, 08/20/2046 1,478 1,564
3.00%, 09/20/2046 1,800 1,904
3.00%, 12/20/2046 884 934
3.00%, 02/20/2047 1,057 1,108
3.00%, 08/20/2047 725 763
3.00%, 10/01/2050 2,317 2,426
3.50%, 01/15/2043 950 1,042
3.50%, 05/15/2043 1,054 1,147
3.50%, 06/20/2043 648 719
3.50%, 04/20/2045 552 607
3.50%, 06/20/2046 89 98
3.50%, 02/20/2047 714 793
3.50%, 04/20/2047 1,309 1,396
3.50%, 05/20/2047 826 891
3.50%, 11/20/2047 619 661
3.50%, 02/20/2048 1,493 1,589
4.00%, 08/15/2041 717 781
4.00%, 07/20/2047 730 786
4.00%, 01/20/2048 2,976 3,268
4.50%, 07/15/2040 388 430
5.00%, 09/15/2033 4 4
5.00%, 02/15/2034 223 255

Schedule of Investments
Government & High Quality Bond Account
September 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.00%, 09/15/2039 $ 29 $ 33
5.50%, 11/15/2033 21 23
5.50%, 05/20/2035 95 113
6.00%, 04/20/2026 3 3
6.00%, 05/20/2026 2 2
6.00%, 03/20/2028 2 2
6.00%, 06/20/2028 11 12
6.00%, 07/20/2028 6 6
6.00%, 02/20/2029 5 6
6.00%, 03/20/2029 11 12
6.00%, 07/20/2029 11 13
6.00%, 07/20/2033 87 99
6.50%, 12/20/2025 5 5
6.50%, 02/20/2026 3 4
6.50%, 03/20/2031 8 9
6.50%, 04/20/2031 9 10
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 2 2
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 3 4
7.00%, 03/15/2028 50 52
7.00%, 05/15/2028 4 4
7.00%, 01/15/2029 10 12
7.00%, 03/15/2029 3 3
7.00%, 05/15/2031 6 7
7.00%, 09/15/2031 24 28
7.00%, 06/15/2032 54 60
7.50%, 04/15/2023 4 4
7.50%, 09/15/2023 1 1
7.50%, 09/15/2023 1 1
7.50%, 10/15/2023 2 2
7.50%, 11/15/2023 2 2
8.00%, 07/15/2026 1 1
8.00%, 08/15/2026 1 2
8.00%, 01/15/2027 1 1
8.00%, 02/15/2027 1 —
$ 42,537
U.S. Treasury - 3 .43%
2.13%, 12/31/2022 2,400 2,507
3.13%, 05/15/2021 2,500 2,547
4.50%, 02/15/2036 1,000 1,515
5.25%, 11/15/2028 1,000 1,376
$ 7,945
U.S. Treasury Bill - 2 .80%
0.13%, 10/15/2020
(i)
6,500 6,500
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 179,104
Total Investments $ 257,715
Other Assets and Liabilities -  (11.22)% (25,999)
TOTAL NET ASSETS - 100.00% $ 231,716
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security is an Interest Only Strip.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,086 or 3.92% of net assets.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $499 or 0.22%
of net assets.
(h) Security was purchased in a "to-be-announced" ("TBA") transaction. See notes for additional information.
(i) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 87 .96%
Money Market Funds 12 .86%
Government 6 .23%
Asset Backed Securities 4 .17%
Other Assets and Liabilities
( 11 .22 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 6,646 $ 117,565 $ 94,420 $ 29,791
$ 6,646 $ 117,565 $ 94,420 $ 29,791
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 29 $ — $ — $ —
$ 29 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Account
September 30, 2020 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2020 Short 64 $ 8,930 $ (11)
US Long Bond; December 2020 Short 8 1,410 12
Total $ 1
Amounts in thousands except contracts.

Schedule of Investments
International Emerging Markets Account
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .77 % Shares Held Value (000's)
Money Market Funds - 1 .77%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
443,958 $ 444
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
1,006,252 1,006
$ 1,450
TOTAL INVESTMENT COMPANIES $ 1,450
COMMON STOCKS - 98 .16 % Shares Held Value (000's)
Automobile Manufacturers - 3 .66%
Ashok Leyland Ltd 421,535 $ 429
Eicher Motors Ltd 8,500 254
Hyundai Motor Co 5,360 816
Kia Motors Corp 21,180 849
Maruti Suzuki India Ltd 7,053 647
$ 2,995
Automobile Parts & Equipment - 0 .43%
Weichai Power Co Ltd 172,000 348
Banks - 8 .55%
Banco do Brasil SA 87,500 463
Bank Rakyat Indonesia Persero Tbk PT 2,483,100 509
Commercial International Bank Egypt SAE 78,311 336
Credicorp Ltd 7,113 882
Grupo Financiero Banorte SAB de CV
(d)
154,900 535
HDFC Bank Ltd
(d)
49,866 732
ICICI Bank Ltd
(d)
110,763 536
Kotak Mahindra Bank Ltd
(d)
13,631 235
Postal Savings Bank of China Co Ltd
(e)
325,000 137
PT Bank Central Asia Tbk 563,100 1,028
Sberbank of Russia PJSC ADR 91,606 1,069
Shinhan Financial Group Co Ltd 23,195 544
$ 7,006
Beverages - 2 .04%
Arca Continental SAB de CV 60,000 259
Kweichow Moutai Co Ltd 3,800 934
Thai Beverage PCL 453,800 202
Tsingtao Brewery Co Ltd 34,000 278
$ 1,673
Building Materials - 3 .36%
Anhui Conch Cement Co Ltd 100,695 822
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
53,394 425
China Lesso Group Holdings Ltd 316,000 574
China Resources Cement Holdings Ltd 204,000 280
Huaxin Cement Co Ltd 53,075 197
UltraTech Cement Ltd 8,276 456
$ 2,754
Chemicals - 0 .72%
Asian Paints Ltd 21,966 592
Commercial Services - 1 .48%
China New Higher Education Group Ltd
(e)
255,000 165
New Oriental Education & Technology Group Inc
ADR
(d)
4,291 642
NICE Information Service Co Ltd 24,308 409
$ 1,216
Computers - 0 .22%
Wiwynn Corp 8,000 182
Consumer Products - 0 .93%
Hindustan Unilever Ltd 26,980 758
Cosmetics & Personal Care - 0 .23%
Colgate-Palmolive India Ltd 9,715 189
Distribution & Wholesale - 0 .43%
LG Corp 5,576 354
Diversified Financial Services - 3 .56%
B3 SA - Brasil Bolsa Balcao 48,641 477
Fubon Financial Holding Co Ltd 289,000 421
Housing Development Finance Corp Ltd 52,992 1,256
KB Financial Group Inc 18,764 604
Tisco Financial Group PCL 80,200 162
$ 2,920
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment - 0 .69%
Delta Electronics Inc 86,000 $ 565
Energy - Alternate Sources - 0 .50%
Sao Martinho SA 104,582 407
Engineering & Construction - 0 .99%
Frontken Corp Bhd 259,600 228
Grupo Aeroportuario del Pacifico SAB de CV 42,000 337
Grupo Aeroportuario del Sureste SAB de CV
(d)
21,542 250
$ 815
Food - 3 .11%
Dino Polska SA
(d),(e)
7,059 415
Indofood Sukses Makmur Tbk PT 715,100 345
Minerva SA/Brazil
(d)
171,400 362
Nestle India Ltd 1,040 224
Tingyi Cayman Islands Holding Corp 364,000 645
Want Want China Holdings Ltd 424,000 296
X5 Retail Group NV 7,115 263
$ 2,550
Gas - 1 .38%
China Resources Gas Group Ltd 102,000 458
ENN Energy Holdings Ltd 61,500 675
$ 1,133
Healthcare - Services - 0 .33%
Pharmaron Beijing Co Ltd
(e)
21,300 267
Holding Companies - Diversified - 0 .48%
Swire Pacific Ltd 82,000 397
Home Furnishings - 1 .33%
Gree Electric Appliances Inc of Zhuhai 51,096 402
Haier Electronics Group Co Ltd 110,000 400
Hangzhou Robam Appliances Co Ltd 59,998 290
$ 1,092
Insurance - 3 .07%
AIA Group Ltd 44,400 441
China Life Insurance Co Ltd 168,000 381
ICICI Lombard General Insurance Co Ltd
(e)
21,786 384
ICICI Prudential Life Insurance Co Ltd
(e)
36,205 207
Odontoprev SA 150,500 324
PICC Property & Casualty Co Ltd 712,000 500
Qualitas Controladora SAB de CV 73,600 278
$ 2,515
Internet - 24 .21%
AfreecaTV Co Ltd 2,954 148
Alibaba Group Holding Ltd
(d)
214,892 7,889
JD.com Inc ADR
(d)
17,209 1,336
Meituan Dianping
(d)
51,900 1,635
MercadoLibre Inc
(d)
422 457
Naspers Ltd 8,511 1,503
NCSoft Corp 834 575
Tencent Holdings Ltd 86,200 5,822
Tencent Music Entertainment Group ADR
(d)
14,710 217
Vipshop Holdings Ltd ADR
(d)
16,040 251
$ 19,833
Iron & Steel - 1 .17%
Eregli Demir ve Celik Fabrikalari TAS 351,227 430
Severstal PAO 41,664 529
$ 959
Lodging - 0 .58%
Galaxy Entertainment Group Ltd 31,000 210
NagaCorp Ltd 220,000 263
$ 473
Metal Fabrication & Hardware - 0 .27%
Astral Poly Technik Ltd 13,327 222
Mining - 2 .87%
Anglo American PLC 13,521 327
Antofagasta PLC 24,554 324
Impala Platinum Holdings Ltd
(f)
49,011 426
Polymetal International PLC 22,492 490

Schedule of Investments
International Emerging Markets Account
September 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Polyus PJSC 7,451 $ 785
$ 2,352
Miscellaneous Manufacturers - 1 .76%
Elite Material Co Ltd 42,000 214
Escorts Ltd 12,027 216
Lens Technology Co Ltd 57,300 273
Pidilite Industries Ltd 18,081 352
Sunny Optical Technology Group Co Ltd 24,800 385
$ 1,440
Oil & Gas - 4 .10%
LUKOIL PJSC ADR 14,057 812
Petrobras Distribuidora SA 67,400 244
Reliance Industries Ltd 75,846 2,300
$ 3,356
Pharmaceuticals - 0 .35%
Sino Biopharmaceutical Ltd 264,000 289
Real Estate - 1 .93%
A-Living Services Co Ltd
(e)
82,500 422
Shenzhen Overseas Chinese Town Co Ltd 330,400 330
Shimao Group Holdings Ltd 198,000 826
$ 1,578
Retail - 3 .89%
China Meidong Auto Holdings Ltd 74,000 285
Home Product Center PCL 1,309,500 597
Li Ning Co Ltd 98,000 461
Lojas Renner SA 56,450 399
Magazine Luiza SA 31,000 494
Wal-Mart de Mexico SAB de CV 396,800 950
$ 3,186
Semiconductors - 16 .36%
ASPEED Technology Inc 5,000 198
Keystone Microtech Corp 25,000 231
MediaTek Inc 46,000 975
Parade Technologies Ltd 5,000 183
Powertech Technology Inc 69,000 207
Realtek Semiconductor Corp 24,000 308
Samsung Electronics Co Ltd 81,746 4,058
SK Hynix Inc 15,012 1,076
Taiwan Semiconductor Manufacturing Co Ltd 410,164 6,170
$ 13,406
Software - 1 .57%
Bilibili Inc ADR
(d)
5,436 226
NetEase Inc ADR 1,005 457
NetEase Inc 33,675 605
$ 1,288
Telecommunications - 0 .71%
Accton Technology Corp 75,000 580
Transportation - 0 .90%
Hyundai Glovis Co Ltd 4,172 513
Rumo SA
(d)
66,220 225
$ 738
TOTAL COMMON STOCKS $ 80,428
PREFERRED STOCKS - 0 .73 % Shares Held Value (000's)
Semiconductors - 0 .21%
Samsung Electronics Co Ltd 1417.00% 3,931 $ 169
Telecommunications - 0 .52%
Telefonica Brasil SA 2.68% 55,500 430
TOTAL PREFERRED STOCKS $ 599
Total Investments $ 82,477
Other Assets and Liabilities -  (0.66)% (540)
TOTAL NET ASSETS - 100.00% $ 81,937
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $444 or
0.54% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,997 or 2.44% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Location Percent
China 34 .87%
Taiwan 12 .49%
Korea, Republic Of 12 .35%
India 12 .19%
Brazil 4 .67%
Russian Federation 4 .23%
Hong Kong 4 .03%
Mexico 3 .17%
South Africa 2 .35%
Indonesia 2 .29%
United States 1 .77%
Thailand 1 .18%
Peru 1 .08%
Cyprus 0 .60%
Argentina 0 .56%
Turkey 0 .52%
Poland 0 .51%
Egypt 0 .41%
United Kingdom 0 .40%
Chile 0 .39%
Cambodia 0 .32%
Malaysia 0 .28%
Other Assets and Liabilities
( 0 .66 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Emerging Markets Account
September 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 637 $ 19,760 $ 19,391 $ 1,006
$ 637 $ 19,760 $ 19,391 $ 1,006
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 4 $ — $ — $ —
$ 4 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Account I
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.08% Shares Held Value (000's)
Exchange-Traded Funds - 1.11%
iShares Russell 1000 Growth ETF 6,900 $ 1,497
Technology Select Sector SPDR Fund ETP 23,628 2,757
Vanguard Mega Cap Growth ETF
(a)
11,098 2,058
$ 6,312
Money Market Funds - 0.97%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(b),(c)
2,318,276 2,318
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(d),(e)
3,180,895 3,181
$ 5,499
TOTAL INVESTMENT COMPANIES $ 11,811
COMMON STOCKS - 97.60% Shares Held Value (000's)
Advertising - 0.02%
Trade Desk Inc /The
(e)
159 $ 82
Aerospace & Defense - 1.17%
HEICO Corp 137 14
HEICO Corp - Class A 242 22
L3Harris Technologies Inc 35,217 5,981
Lockheed Martin Corp 998 383
Mercury Systems Inc
(e)
167 13
Northrop Grumman Corp 598 189
TransDigm Group Inc 45 21
$ 6,623
Agriculture - 0.02%
Altria Group Inc 3,380 131
Apparel - 0.40%
NIKE Inc 17,906 2,248
VF Corp 76 5
$ 2,253
Automobile Manufacturers - 0.22%
Tesla Inc
(e)
2,974 1,276
Automobile Parts & Equipment - 0.47%
Allison Transmission Holdings Inc 296 10
Aptiv PLC 28,855 2,646
$ 2,656
Banks - 0.21%
Goldman Sachs Group Inc /The 6,048 1,215
Beverages - 1.44%
Boston Beer Co Inc /The
(e)
35 31
Brown-Forman Corp - A Shares 146 10
Brown-Forman Corp - B Shares 92,977 7,003
Coca-Cola Co/The 9,463 467
Monster Beverage Corp
(e)
1,428 114
PepsiCo Inc 4,247 589
$ 8,214
Biotechnology - 1.16%
ACADIA Pharmaceuticals Inc
(e)
421 17
Acceleron Pharma Inc
(e)
186 21
Alexion Pharmaceuticals Inc
(e)
126 14
Alnylam Pharmaceuticals Inc
(e)
446 65
Amgen Inc 2,453 623
Berkeley Lights Inc
(a),(e)
27 2
Biogen Inc
(e)
185 53
BioMarin Pharmaceutical Inc
(e)
632 48
Bluebird Bio Inc
(e)
117 6
Exact Sciences Corp
(e)
498 51
Exelixis Inc
(e)
447 11
Guardant Health Inc
(e)
285 32
Illumina Inc
(e)
590 182
Immunomedics Inc
(e)
794 68
Incyte Corp
(e)
16,517 1,482
Ionis Pharmaceuticals Inc
(e)
248 12
Iovance Biotherapeutics Inc
(e)
517 17
Livongo Health Inc
(e)
213 30
Moderna Inc
(e)
1,105 78
Regeneron Pharmaceuticals Inc
(e)
389 218
Royalty Pharma PLC 140 6
Sage Therapeutics Inc
(e)
14 1
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Seattle Genetics Inc
(e)
506 $ 99
Vertex Pharmaceuticals Inc
(e)
12,667 3,447
$ 6,583
Building Materials - 0.01%
Armstrong World Industries Inc 70 5
AZEK Co Inc /The
(e)
33 1
Carrier Global Corp 1,189 36
Trex Co Inc
(e)
447 32
$ 74
Chemicals - 1.66%
Air Products and Chemicals Inc 109 32
Ecolab Inc 191 38
FMC Corp 103 11
NewMarket Corp 22 8
RPM International Inc 410 34
Sherwin-Williams Co/The 13,352 9,303
W R Grace & Co 81 3
$ 9,429
Commercial Services - 6.79%
2U Inc
(e)
108 4
Automatic Data Processing Inc 1,333 186
Avalara Inc
(e)
318 40
Booz Allen Hamilton Holding Corp 530 44
Bright Horizons Family Solutions Inc
(e)
160 24
Chegg Inc
(e)
465 33
Cintas Corp 25,587 8,516
CoreLogic Inc /United States 16 1
CoStar Group Inc
(e)
2,447 2,076
Dun & Bradstreet Holdings Inc
(e)
160 4
Equifax Inc 345 54
FleetCor Technologies Inc
(e)
321 76
Gartner Inc
(e)
333 42
Global Payments Inc 39,953 7,095
H&R Block Inc 540 9
IHS Markit Ltd 835 66
MarketAxess Holdings Inc 141 68
Moody's Corp 653 189
Morningstar Inc 73 12
Paylocity Holding Corp
(e)
131 21
PayPal Holdings Inc
(e)
89,832 17,700
Quanta Services Inc 111 6
Rollins Inc 499 27
S&P Global Inc 5,121 1,847
Square Inc
(e)
1,513 246
StoneCo Ltd
(e)
692 37
TransUnion 666 56
Verisk Analytics Inc 659 122
WEX Inc
(e)
23 3
$ 38,604
Computers - 4.47%
Accenture PLC - Class A 2,340 529
Apple Inc 149,977 17,369
CACI International Inc
(e)
16 3
Crowdstrike Holdings Inc
(e)
426 59
Dell Technologies Inc
(e)
59 4
EPAM Systems Inc
(e)
205 66
Fortinet Inc
(e)
513 60
Genpact Ltd 184,982 7,205
Globant SA
(e)
149 27
Leidos Holdings Inc 51 5
Lumentum Holdings Inc
(e)
43 3
NetApp Inc 462 20
Pure Storage Inc
(e)
555 9
Science Applications International Corp 40 3
Zscaler Inc
(e)
270 38
$ 25,400

Schedule of Investments
LargeCap Growth Account I
September 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0.03%
Avery Dennison Corp 130 $ 17
Church & Dwight Co Inc 1,024 96
Clorox Co/The 345 72
Reynolds Consumer Products Inc 51 2
$ 187
Cosmetics & Personal Care - 1.35%
Estee Lauder Cos Inc /The 32,348 7,060
Procter & Gamble Co/The 4,541 631
$ 7,691
Distribution & Wholesale - 0.05%
Copart Inc
(e)
845 89
Fastenal Co 1,933 87
IAA Inc
(e)
131 7
Pool Corp 150 50
WW Grainger Inc 126 45
$ 278
Diversified Financial Services - 4.11%
Ares Management Corp 377 15
Cboe Global Markets Inc 96 8
Charles Schwab Corp/The 21,418 776
Credit Acceptance Corp
(a),(e)
3 1
Intercontinental Exchange Inc 733 73
LendingTree Inc
(e)
29 9
LPL Financial Holdings Inc 39 3
Mastercard Inc 33,126 11,203
Rocket Cos Inc
(a),(e)
148 3
SLM Corp 348 3
T Rowe Price Group Inc 221 28
Tradeweb Markets Inc 266 16
Virtu Financial Inc 225 5
Visa Inc 53,792 10,756
Western Union Co/The 323 7
XP Inc
(e)
10,592 442
$ 23,348
Electric - 0.63%
NextEra Energy Inc 9,403 2,610
NRG Energy Inc 321 10
Sempra Energy 8,323 985
$ 3,605
Electrical Components & Equipment - 0.01%
Energizer Holdings Inc 200 8
Generac Holdings Inc
(e)
214 41
Universal Display Corp 165 30
$ 79
Electronics - 2.77%
Agilent Technologies Inc 107 11
Allegion plc 229 23
Amphenol Corp 608 66
Coherent Inc
(e)
80 9
Fortive Corp 98,205 7,484
Jabil Inc 112 4
Keysight Technologies Inc
(e)
242 24
Mettler -Toledo International Inc
(e)
93 90
PerkinElmer Inc 87 11
Roper Technologies Inc 20,355 8,042
Waters Corp
(e)
23 4
$ 15,768
Energy - Alternate Sources - 0.01%
Enphase Energy Inc
(e)
406 34
SolarEdge Technologies Inc
(e)
186 44
$ 78
Engineering & Construction - 0.00%
frontdoor Inc
(e)
75 3
Entertainment - 0.31%
DraftKings Inc
(e)
28,958 1,704
Live Nation Entertainment Inc
(e)
545 29
Vail Resorts Inc 14 3
$ 1,736
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control - 0.00%
Waste Management Inc 209 $ 24
Food - 0.05%
Albertsons Cos Inc
(a)
89 1
Beyond Meat Inc
(e)
156 26
Campbell Soup Co 335 16
Grocery Outlet Holding Corp
(e)
148 6
Hershey Co/The 439 63
Kellogg Co 329 21
Lamb Weston Holdings Inc 136 9
McCormick & Co Inc /MD 266 52
Pilgrim's Pride Corp
(e)
64 1
Sprouts Farmers Market Inc
(e)
403 9
Sysco Corp 1,437 89
$ 293
Hand & Machine Tools - 0.00%
Lincoln Electric Holdings Inc 98 9
MSA Safety Inc 32 4
$ 13
Healthcare - Products - 8.98%
10X Genomics Inc
(e)
222 28
Abbott Laboratories 2,767 301
ABIOMED Inc
(e)
171 47
Adaptive Biotechnologies Corp
(e)
294 14
Align Technology Inc
(e)
324 106
Avantor Inc
(e)
63,040 1,418
Baxter International Inc 824 66
Bio- Techne Corp 139 34
Bruker Corp 177 7
Cooper Cos Inc /The 23 8
Danaher Corp 39,792 8,568
Edwards Lifesciences Corp
(e)
95,449 7,619
Haemonetics Corp
(e)
177 15
Hill-Rom Holdings Inc 43 4
Hologic Inc
(e)
692 46
ICU Medical Inc
(e)
23 4
IDEXX Laboratories Inc
(e)
350 138
Insulet Corp
(e)
253 60
Intuitive Surgical Inc
(e)
22,370 15,872
Masimo Corp
(e)
188 44
Novocure Ltd
(e)
383 43
Penumbra Inc
(e)
127 25
Quidel Corp
(e)
141 31
Repligen Corp
(e)
200 29
ResMed Inc 593 102
STERIS PLC 18 3
Stryker Corp 22,804 4,752
Tandem Diabetes Care Inc
(e)
200 23
Teleflex Inc 112 38
Thermo Fisher Scientific Inc 26,162 11,551
Varian Medical Systems Inc
(e)
47 8
West Pharmaceutical Services Inc 305 84
$ 51,088
Healthcare - Services - 2.28%
Amedisys Inc
(e)
121 29
Anthem Inc 4,905 1,318
Centene Corp
(e)
21,511 1,254
Charles River Laboratories International Inc
(e)
165 37
Chemed Corp 59 28
DaVita Inc
(e)
53 5
Encompass Health Corp 167 11
HCA Healthcare Inc 17,535 2,186
Humana Inc 5,626 2,329
IQVIA Holdings Inc
(e)
277 44
Laboratory Corp of America Holdings
(e)
23 4
Molina Healthcare Inc
(e)
152 28
PPD Inc
(e)
555 21
Syneos Health Inc
(e)
26 1
Teladoc Health Inc
(e)
250 55

Schedule of Investments
LargeCap Growth Account I
September 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc 18,082 $ 5,637
$ 12,987
Home Builders - 0.00%
NVR Inc
(e)
1 4
Home Furnishings - 0.00%
Dolby Laboratories Inc 27 2
Tempur Sealy International Inc
(e)
132 12
$ 14
Housewares - 0.01%
Scotts Miracle- Gro Co/The 143 22
Toro Co/The 372 31
$ 53
Insurance - 0.08%
Alleghany Corp 6 3
Aon PLC 919 190
Axis Capital Holdings Ltd 27 1
Brown & Brown Inc 72 3
Erie Indemnity Co 55 11
GoHealth Inc
(e)
20 —
Lincoln National Corp 128 4
Marsh & McLennan Cos Inc 1,522 175
Primerica Inc 94 11
Progressive Corp/The 652 62
RenaissanceRe Holdings Ltd 64 11
$ 471
Internet - 23.70%
Alibaba Group Holding Ltd ADR
(e)
37,591 11,051
Alphabet Inc - A Shares
(e)
9,286 13,609
Alphabet Inc - C Shares
(e)
10,689 15,708
Amazon.com Inc
(e)
13,444 42,332
Anaplan Inc
(e)
501 31
Booking Holdings Inc
(e)
1,422 2,433
CDW Corp/DE 548 65
eBay Inc 2,541 132
Etsy Inc
(e)
455 55
Expedia Group Inc 61 6
Facebook Inc
(e)
66,080 17,307
FireEye Inc
(e)
299 4
GoDaddy Inc
(e)
639 49
GoodRx Holdings Inc
(a),(e)
1,255 70
Grubhub Inc
(e)
45 3
IAC/InterActiveCorp
(e)
7,620 913
Match Group Inc
(e)
59,194 6,550
Netflix Inc
(e)
12,089 6,045
NortonLifeLock Inc 2,118 44
Okta Inc
(e)
477 102
Palo Alto Networks Inc
(e)
393 96
Pinterest Inc
(e)
1,287 53
Proofpoint Inc
(e)
217 23
Roku Inc
(e)
409 77
Shopify Inc
(e)
4,765 4,874
Snap Inc Class A
(e)
140,779 3,676
Spotify Technology SA
(e)
14,640 3,551
Tencent Holdings Ltd ADR 69,089 4,674
Uber Technologies Inc
(e)
4,107 150
VeriSign Inc
(e)
233 48
Wayfair Inc
(e)
235 68
Wix.com Ltd
(e)
3,718 948
Zendesk Inc
(e)
436 45
Zillow Group Inc - A Shares
(e)
37 4
Zillow Group Inc - C Shares
(e)
58 6
$ 134,802
Leisure Products & Services - 0.01%
Peloton Interactive Inc
(e)
95 9
Planet Fitness Inc
(e)
184 11
Polaris Inc 37 4
Virgin Galactic Holdings Inc
(a),(e)
205 4
$ 28
COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0.07%
Hilton Worldwide Holdings Inc 3,957 $ 338
Las Vegas Sands Corp 546 25
Wynn Resorts Ltd 97 7
$ 370
Machinery - Construction & Mining - 0.01%
BWX Technologies Inc 234 13
Vertiv Holdings Co
(e)
841 15
$ 28
Machinery - Diversified - 0.34%
Cognex Corp 635 41
Graco Inc 318 20
Ingersoll Rand Inc
(e)
50,351 1,793
Nordson Corp 179 34
Rockwell Automation Inc 217 48
$ 1,936
Media - 0.09%
Altice USA Inc
(e)
1,180 31
Cable One Inc 21 40
Charter Communications Inc
(e)
542 338
FactSet Research Systems Inc 143 48
Liberty Media Corp-Liberty SiriusXM - A Shares
(e)
36 1
Liberty Media Corp-Liberty SiriusXM - C Shares
(e)
108 4
Nexstar Media Group Inc 112 10
Sirius XM Holdings Inc
(a)
2,661 14
World Wrestling Entertainment Inc 186 7
$ 493
Mining - 0.00%
Royal Gold Inc 178 21
Miscellaneous Manufacturers - 0.07%
3M Co 1,544 247
Axon Enterprise Inc
(e)
238 22
Donaldson Co Inc 77 3
Illinois Tool Works Inc 538 104
$ 376
Office & Business Equipment - 0.01%
Zebra Technologies Corp
(e)
187 47
Oil & Gas - 0.03%
Concho Resources Inc 3,391 150
Packaging & Containers - 0.02%
Amcor PLC 874 10
Ball Corp 1,243 103
Berry Global Group Inc
(e)
182 9
Crown Holdings Inc
(e)
53 4
Graphic Packaging Holding Co 237 3
$ 129
Pharmaceuticals - 4.89%
AbbVie Inc 6,904 605
Agios Pharmaceuticals Inc
(e)
21 1
AmerisourceBergen Corp 268 26
Becton Dickinson and Co 7,607 1,770
Bristol-Myers Squibb Co 3,186 192
Cardinal Health Inc 1,130 53
Cigna Corp 26,654 4,515
DexCom Inc
(e)
20,565 8,478
Eli Lilly and Co 3,511 520
Global Blood Therapeutics Inc
(e)
223 12
Herbalife Nutrition Ltd
(e)
72 3
Horizon Therapeutics Plc
(e)
698 54
Johnson & Johnson 1,472 219
McKesson Corp 462 69
Merck & Co Inc 9,208 764
Neurocrine Biosciences Inc
(e)
354 34
PRA Health Sciences Inc
(e)
206 21
Reata Pharmaceuticals Inc
(e)
85 8
Sarepta Therapeutics Inc
(e)
285 40

Schedule of Investments
LargeCap Growth Account I
September 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc 63,022 $ 10,422
$ 27,806
Pipelines - 0.01%
Cheniere Energy Inc
(e)
893 41
Equitrans Midstream Corp 144 1
$ 42
Private Equity - 0.00%
Apollo Global Management Inc 326 15
Carlyle Group Inc /The 40 1
$ 16
REITs - 1.92%
American Tower Corp 1,774 429
Americold Realty Trust 108 4
Brookfield Property REIT Inc 214 2
CoreSite Realty Corp 102 12
Crown Castle International Corp 1,555 259
Equinix Inc 353 268
Equity LifeStyle Properties Inc 274 17
Extra Space Storage Inc 343 37
Iron Mountain Inc 638 17
Public Storage 380 85
SBA Communications Corp 30,492 9,711
Simon Property Group Inc 925 60
$ 10,901
Retail - 5.29%
AutoZone Inc
(e)
54 64
Best Buy Co Inc 159 18
Burlington Stores Inc
(e)
223 46
CarMax Inc
(e)
10,922 1,003
Carvana Co
(e)
10,979 2,449
Chipotle Mexican Grill Inc
(e)
1,214 1,510
Costco Wholesale Corp 19,442 6,902
Dollar General Corp 18,149 3,805
Dollar Tree Inc
(e)
432 39
Domino's Pizza Inc 150 64
Dunkin' Brands Group Inc 268 22
Five Below Inc
(e)
208 26
Floor & Decor Holdings Inc
(e)
362 27
Home Depot Inc /The 2,080 578
Lowe's Cos Inc 3,038 504
Lululemon Athletica Inc
(e)
25,757 8,483
McDonald's Corp 333 73
Ollie's Bargain Outlet Holdings Inc
(e)
179 16
O'Reilly Automotive Inc
(e)
284 131
Ross Stores Inc 39,993 3,732
Starbucks Corp 2,614 225
TJX Cos Inc /The 3,882 216
Tractor Supply Co 445 64
Ulta Beauty Inc
(e)
192 43
Vroom Inc
(e)
75 4
Wendy's Co/The 670 15
Williams-Sonoma Inc 50 4
Yum China Holdings Inc 102 5
Yum! Brands Inc 91 8
$ 30,076
Semiconductors - 2.73%
Advanced Micro Devices Inc
(e)
29,297 2,402
Analog Devices Inc 5 1
Applied Materials Inc 3,367 200
ASML Holding NV - NY Reg Shares 7,939 2,932
Broadcom Inc 1,346 490
Entegris Inc 484 36
Inphi Corp
(e)
182 20
IPG Photonics Corp
(e)
9 2
KLA Corp 600 116
Lam Research Corp 533 177
Marvell Technology Group Ltd 31,945 1,268
Maxim Integrated Products Inc 339 23
Microchip Technology Inc 703 72
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
MKS Instruments Inc 156 $ 17
Monolithic Power Systems Inc 167 47
NVIDIA Corp 2,160 1,169
NXP Semiconductors NV 45,639 5,696
QUALCOMM Inc 4,302 506
Teradyne Inc 639 51
Texas Instruments Inc 1,449 207
Xilinx Inc 945 99
$ 15,531
Shipbuilding - 0.00%
Huntington Ingalls Industries Inc 23 3
Software - 19.39%
Activision Blizzard Inc 1,167 94
Adobe Inc
(e)
14,241 6,984
Akamai Technologies Inc
(e)
508 56
Alteryx Inc
(a),(e)
201 23
ANSYS Inc
(e)
331 108
Aspen Technology Inc
(e)
242 31
Atlassian Corp PLC
(e)
530 96
Autodesk Inc
(e)
36,628 8,462
BigCommerce Holdings Inc
(a),(e)
38 3
Bill.com Holdings Inc
(e)
211 21
Black Knight Inc
(e)
585 51
Broadridge Financial Solutions Inc 442 58
Cadence Design Systems Inc
(e)
1,066 114
CDK Global Inc 85 4
Ceridian HCM Holding Inc
(e)
287 24
Cerner Corp 1,266 91
Change Healthcare Inc
(e)
707 10
Citrix Systems Inc 128 18
Cloudflare Inc
(e)
418 17
Coupa Software Inc
(e)
258 71
Datadog Inc
(e)
587 60
DocuSign Inc
(e)
742 160
Dropbox Inc - A Shares
(e)
945 18
Duck Creek Technologies Inc
(a),(e)
62 3
Dynatrace Inc
(e)
707 29
Elastic NV
(e)
252 27
Electronic Arts Inc
(e)
84,686 11,044
Everbridge Inc
(e)
129 16
Fair Isaac Corp
(e)
109 46
Fastly Inc
(e)
305 29
Fidelity National Information Services Inc 15,894 2,340
Fiserv Inc
(e)
403 41
Five9 Inc
(e)
236 31
Guidewire Software Inc
(e)
63 7
HubSpot Inc
(e)
161 47
Intuit Inc 45,155 14,730
Jack Henry & Associates Inc 229 37
Jamf Holding Corp
(a),(e)
51 2
Manhattan Associates Inc
(e)
217 21
Medallia Inc
(e)
332 9
Microsoft Corp 178,549 37,554
MongoDB Inc
(e)
4,918 1,139
MSCI Inc 338 121
nCino Inc
(e)
33 3
New Relic Inc
(e)
192 11
Nutanix Inc
(e)
705 16
Oak Street Health Inc
(e)
48 3
Oracle Corp 6,314 377
PagerDuty Inc
(e)
275 7
Paychex Inc 895 71
Paycom Software Inc
(e)
190 59
Pegasystems Inc 135 16
Pluralsight Inc
(e)
380 6
PTC Inc
(e)
402 33
RealPage Inc
(e)
294 17
RingCentral Inc
(e)
300 82
salesforce.com Inc
(e)
59,988 15,076

Schedule of Investments
LargeCap Growth Account I
September 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
ServiceNow Inc
(e)
7,064 $ 3,426
Slack Technologies Inc
(e)
33,932 912
Smartsheet Inc
(e)
424 21
Snowflake Inc - Class A
(a),(e)
840 211
Snowflake Inc - Class B
(e),(f),(g)
522 131
Splunk Inc
(e)
17,234 3,242
SS&C Technologies Holdings Inc 190 11
Stripe Inc - Class B
(e),(f),(g),(h)
5,754 90
Synopsys Inc
(e)
7,738 1,656
Take-Two Interactive Software Inc
(e)
400 66
Teradata Corp
(e)
342 8
Twilio Inc
(e)
474 117
Tyler Technologies Inc
(e)
153 53
Veeva Systems Inc
(e)
555 156
VMware Inc
(a),(e)
304 44
Workday Inc
(e)
663 143
Zoom Video Communications Inc
(e)
684 322
Zynga Inc
(e)
2,776 25
$ 110,258
Telecommunications - 0.01%
Arista Networks Inc
(e)
187 39
CommScope Holding Co Inc
(e)
44 —
Motorola Solutions Inc 22 3
Switch Inc 353 6
Ubiquiti Inc 26 4
$ 52
Toys, Games & Hobbies - 0.00%
Mattel Inc
(e)
813 9
Transportation - 0.30%
CH Robinson Worldwide Inc 85 9
Expeditors International of Washington Inc 393 35
JB Hunt Transport Services Inc 85 11
Landstar System Inc 120 15
Norfolk Southern Corp 4,775 1,022
Old Dominion Freight Line Inc 324 59
Union Pacific Corp 1,341 264
United Parcel Service Inc 1,889 315
XPO Logistics Inc
(e)
18 1
$ 1,731
TOTAL COMMON STOCKS $ 555,065
CONVERTIBLE PREFERRED STOCKS
- 0.16% Shares Held Value (000's)
Automobile Manufacturers - 0.04%
Waymo LLC Series A-2 0.00%
(e),(f),(g)
2,489 $ 214
Internet - 0.07%
Airbnb Inc - Series D 0.00%
(e),(f),(g),(h)
3,936 319
Airbnb Inc - Series E 0.00%
(e),(f),(g),(h)
1,119 91
$ 410
Software - 0.05%
Rappi Inc - Series E 0.00%
(e),(f),(g)
5,133 307
TOTAL CONVERTIBLE PREFERRED STOCKS $ 931
PREFERRED STOCKS - 0.51% Shares Held Value (000's)
Automobile Manufacturers - 0.41%
Rivian Automotive Series D 0.00%
(e),(f),(g),(h)
61,168 948
Rivian Automotive Series E 0.00%
(e),(f),(g)
90,527 1,402
$ 2,350
Internet - 0.02%
Doordash 0.00%
(e),(f),(g)
377 $ 87
Software - 0.06%
Magic Leap Inc - Series C 0.00%
(e),(f),(g),(h)
5,653 13
Magic Leap Inc - Series D 0.00%
(e),(f),(g),(h)
1,903 5
UIPATH Inc Series D-1 0.00%
(e),(f),(g),(h)
13,644 254
UIPATH Inc Series D-2 0.00%
(e),(f),(g),(h)
2,292 42
UIPATH Inc Series E 0.00%
(e),(f),(g)
484 9
$ 323
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 0.02%
Aurora Innovation 0.00%
(e),(f),(g),(h)
12,920 $ 119
TOTAL PREFERRED STOCKS $ 2,879
Total Investments $ 570,686
Other Assets and Liabilities -  (0.35)% (2,003)
TOTAL NET ASSETS - 100.00% $ 568,683
(a) Security or a portion of the security was on loan at the end of the period.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,318 or
0.41% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $4,031 or 0.71%
of net assets.
(h) The value of these investments was determined using significant unobservable inputs.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 26.99%
Technology 26.71%
Communications 23.93%
Consumer, Cyclical 7.28%
Financial 6.32%
Industrial 4.70%
Basic Materials 1.66%
Investment Companies 1.11%
Money Market Funds 0.97%
Utilities 0.63%
Energy 0.05%
Other Assets and Liabilities
(0.35)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap Growth Account I
September 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 5,083 $ 159,912 $ 161,814 $ 3,181
Principal Millennials Index ETF 199 — 199 —
Principal Quality ETF 66 — 64 —
Principal Sustainable Momentum Index ETF 21 — 20 —
Principal U.S. Mega-Cap ETF 166 — 156 —
$ 5,535 $ 159,912 $ 162,253 $ 3,181
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 27 $ — $ — $ —
Principal Millennials Index ETF — 37 — (37)
Principal Quality ETF — 10 — (12)
Principal Sustainable Momentum Index ETF — 1 — (2)
Principal U.S. Mega-Cap ETF 1 12 — (22)
$ 28 $ 60 $ — $ (73)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb Inc - Series D   0.00% 04/16/2014 $ 160 $ 319 0.06%
Airbnb Inc - Series E   0.00% 07/14/2015 104 91 0.01%
Aurora Innovation   0.00% 03/01/2019 119 119 0.02%
Doordash 0.00% 06/17/2020 87 87 0.02%
Magic Leap Inc - Series C   0.00% 01/20/2016 130 13 0.00%
Magic Leap Inc - Series D   0.00% 10/12/2017 51 5 0.00%
Rappi Inc - Series E   0.00% 09/08/2020 307 307 0.05%
Rivian Automotive Series D   0.00% 12/23/2019 657 948 0.16%
Rivian Automotive Series E   0.00% 07/10/2020 1,402 1,402 0.25%
Snowflake Inc - Class B 03/17/2020 20 131 0.02%
Stripe Inc - Class B 12/17/2019 90 90 0.02%
UIPATH Inc Series D-1   0.00% 04/26/2019 179 254 0.05%
UIPATH Inc Series D-2   0.00% 04/26/2019 30 42 0.01%
UIPATH Inc Series E   0.00% 07/09/2020 9 9 0.00%
Waymo LLC Series A-2   0.00% 05/08/2020 214 214 0.04%
Total $ 4,031 0.71%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; December 2020 Long 4 $ 670 $ 1
Total $ 1
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .46 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .18%
iShares Core S&P 500 ETF 15,016 $ 5,047
Money Market Funds - 2 .28%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
1,718,580 1,718
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
61,276,634 61,277
$ 62,995
TOTAL INVESTMENT COMPANIES $ 68,042
COMMON STOCKS - 97 .54 % Shares Held Value (000's)
Advertising - 0 .06%
Interpublic Group of Cos Inc/The 37,731 $ 629
Omnicom Group Inc 20,790 1,029
$ 1,658
Aerospace & Defense - 1 .51%
Boeing Co/The 51,342 8,485
General Dynamics Corp 22,491 3,113
Howmet Aerospace Inc 37,981 635
L3Harris Technologies Inc 20,921 3,553
Lockheed Martin Corp 23,803 9,123
Northrop Grumman Corp 15,002 4,733
Raytheon Technologies Corp 147,820 8,506
Teledyne Technologies Inc
(d)
3,566 1,106
TransDigm Group Inc 5,244 2,492
$ 41,746
Agriculture - 0 .75%
Altria Group Inc 179,825 6,948
Archer-Daniels-Midland Co 53,767 2,500
Philip Morris International Inc 150,688 11,300
$ 20,748
Airlines - 0 .22%
Alaska Air Group Inc 11,963 438
American Airlines Group Inc
(e)
49,208 605
Delta Air Lines Inc 61,720 1,888
Southwest Airlines Co 57,077 2,140
United Airlines Holdings Inc
(d)
28,155 978
$ 6,049
Apparel - 0 .70%
Hanesbrands Inc 33,690 531
NIKE Inc 120,456 15,122
PVH Corp 6,865 409
Ralph Lauren Corp 4,660 317
Tapestry Inc 26,731 418
Under Armour Inc - Class A
(d)
18,244 205
Under Armour Inc - Class C
(d)
18,818 185
VF Corp 30,918 2,172
$ 19,359
Automobile Manufacturers - 0 .43%
Cummins Inc 14,291 3,018
Ford Motor Co 378,106 2,518
General Motors Co 121,860 3,606
PACCAR Inc 33,495 2,856
$ 11,998
Automobile Parts & Equipment - 0 .11%
Aptiv PLC 26,127 2,395
BorgWarner Inc 20,055 777
$ 3,172
Banks - 3 .90%
Bank of America Corp 737,760 17,773
Bank of New York Mellon Corp/The 78,860 2,708
Citigroup Inc 201,448 8,684
Citizens Financial Group Inc 41,302 1,044
Comerica Inc 13,455 515
Fifth Third Bancorp 68,919 1,469
First Republic Bank/CA 16,653 1,816
Goldman Sachs Group Inc/The 33,293 6,691
Huntington Bancshares Inc/OH 98,437 903
JPMorgan Chase & Co 294,896 28,390
KeyCorp 94,442 1,127
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
M&T Bank Corp 12,413 $ 1,143
Morgan Stanley 115,956 5,606
Northern Trust Corp 20,137 1,570
PNC Financial Services Group Inc/The 41,078 4,515
Regions Financial Corp 92,907 1,071
State Street Corp 34,099 2,023
SVB Financial Group
(d)
5,008 1,205
Truist Financial Corp 130,400 4,962
US Bancorp 132,643 4,755
Wells Fargo & Co 398,666 9,372
Zions Bancorp NA 15,868 464
$ 107,806
Beverages - 1 .63%
Brown-Forman Corp - B Shares 17,662 1,330
Coca-Cola Co/The 374,077 18,468
Constellation Brands Inc 16,259 3,081
Molson Coors Beverage Co 18,198 611
Monster Beverage Corp
(d)
35,724 2,865
PepsiCo Inc 133,982 18,570
$ 44,925
Biotechnology - 1 .83%
Alexion Pharmaceuticals Inc
(d)
21,209 2,427
Amgen Inc 56,674 14,404
Biogen Inc
(d)
15,319 4,346
Bio-Rad Laboratories Inc
(d)
2,070 1,067
Corteva Inc 72,434 2,087
Gilead Sciences Inc 121,315 7,666
Illumina Inc
(d)
14,127 4,366
Incyte Corp
(d)
17,986 1,614
Regeneron Pharmaceuticals Inc
(d)
10,115 5,662
Vertex Pharmaceuticals Inc
(d)
25,204 6,859
$ 50,498
Building Materials - 0 .40%
Carrier Global Corp 78,784 2,406
Fortune Brands Home & Security Inc 13,369 1,157
Johnson Controls International plc 71,997 2,941
Martin Marietta Materials Inc 6,026 1,419
Masco Corp 25,308 1,395
Vulcan Materials Co 12,817 1,737
$ 11,055
Chemicals - 1 .72%
Air Products and Chemicals Inc 21,375 6,367
Albemarle Corp 10,293 919
Celanese Corp 11,447 1,230
CF Industries Holdings Inc 20,697 636
Dow Inc 71,714 3,374
DuPont de Nemours Inc 71,009 3,940
Eastman Chemical Co 13,098 1,023
Ecolab Inc 24,024 4,801
FMC Corp 12,538 1,328
International Flavors & Fragrances Inc 10,349 1,267
Linde PLC 50,837 12,106
LyondellBasell Industries NV 24,875 1,753
Mosaic Co/The 33,381 610
PPG Industries Inc 22,834 2,787
Sherwin-Williams Co/The 7,929 5,524
$ 47,665
Commercial Services - 2 .36%
Automatic Data Processing Inc 41,606 5,804
Cintas Corp 8,411 2,799
Equifax Inc 11,754 1,844
FleetCor Technologies Inc
(d)
8,133 1,937
Gartner Inc
(d)
8,636 1,079
Global Payments Inc 28,957 5,142
IHS Markit Ltd 36,093 2,834
MarketAxess Holdings Inc 3,674 1,769
Moody's Corp 15,620 4,528
Nielsen Holdings PLC 34,522 490
PayPal Holdings Inc
(d)
113,533 22,369

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Quanta Services Inc 13,354 $ 706
Robert Half International Inc 11,094 587
Rollins Inc 14,270 773
S&P Global Inc 23,320 8,409
United Rentals Inc
(d)
6,975 1,217
Verisk Analytics Inc 15,713 2,912
$ 65,199
Computers - 7 .89%
Accenture PLC - Class A 61,561 13,912
Apple Inc 1,555,594 180,154
Cognizant Technology Solutions Corp 52,468 3,642
DXC Technology Co 24,598 439
Fortinet Inc
(d)
12,998 1,531
Hewlett Packard Enterprise Co 124,475 1,166
HP Inc 132,904 2,524
International Business Machines Corp 86,174 10,485
Leidos Holdings Inc 12,934 1,153
NetApp Inc 21,481 942
Seagate Technology PLC 21,597 1,064
Western Digital Corp 29,272 1,070
$ 218,082
Consumer Products - 0 .39%
Avery Dennison Corp 8,076 1,032
Church & Dwight Co Inc 23,930 2,243
Clorox Co/The 12,213 2,567
Kimberly-Clark Corp 33,001 4,873
$ 10,715
Cosmetics & Personal Care - 1 .61%
Colgate-Palmolive Co 82,966 6,401
Estee Lauder Cos Inc/The 21,827 4,764
Procter & Gamble Co/The
(f)
240,902 33,483
$ 44,648
Distribution & Wholesale - 0 .25%
Copart Inc
(d)
19,992 2,102
Fastenal Co 55,507 2,503
LKQ Corp
(d)
27,090 751
WW Grainger Inc 4,354 1,554
$ 6,910
Diversified Financial Services - 3 .86%
American Express Co 63,108 6,327
Ameriprise Financial Inc 11,638 1,794
BlackRock Inc 13,722 7,733
Capital One Financial Corp 44,184 3,175
Cboe Global Markets Inc 10,525 923
Charles Schwab Corp/The 112,223 4,066
CME Group Inc 34,703 5,806
Discover Financial Services 29,651 1,713
Franklin Resources Inc 25,884 527
Intercontinental Exchange Inc 54,307 5,433
Invesco Ltd 36,434 416
Mastercard Inc 85,476 28,905
Nasdaq Inc 11,127 1,365
Raymond James Financial Inc 11,813 860
Synchrony Financial 52,531 1,375
T Rowe Price Group Inc 21,965 2,816
Visa Inc 163,144 32,624
Western Union Co/The 39,771 852
$ 106,710
Electric - 2 .73%
AES Corp/The 64,361 1,166
Alliant Energy Corp 24,157 1,248
Ameren Corp 23,909 1,891
American Electric Power Co Inc 48,010 3,924
CenterPoint Energy Inc 52,719 1,020
CMS Energy Corp 27,702 1,701
Consolidated Edison Inc 32,368 2,518
Dominion Energy Inc 81,295 6,417
DTE Energy Co 18,643 2,145
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Duke Energy Corp 71,163 $ 6,302
Edison International 36,599 1,861
Entergy Corp 19,374 1,909
Evergy Inc 21,949 1,115
Eversource Energy 33,157 2,770
Exelon Corp 94,297 3,372
FirstEnergy Corp 52,457 1,506
NextEra Energy Inc 47,380 13,151
NRG Energy Inc 23,625 726
Pinnacle West Capital Corp 10,892 812
PPL Corp 74,390 2,024
Public Service Enterprise Group Inc 48,940 2,687
Sempra Energy 27,990 3,313
Southern Co/The 102,195 5,541
WEC Energy Group Inc 30,524 2,958
Xcel Energy Inc 50,835 3,508
$ 75,585
Electrical Components & Equipment - 0 .22%
AMETEK Inc 22,221 2,209
Emerson Electric Co 57,826 3,791
$ 6,000
Electronics - 1 .31%
Agilent Technologies Inc 29,834 3,011
Allegion plc 8,926 883
Amphenol Corp 28,871 3,126
FLIR Systems Inc 12,687 455
Fortive Corp 32,615 2,486
Garmin Ltd 14,434 1,369
Honeywell International Inc 67,907 11,178
Keysight Technologies Inc
(d)
18,109 1,789
Mettler-Toledo International Inc
(d)
2,320 2,240
PerkinElmer Inc 10,820 1,358
Roper Technologies Inc 10,131 4,003
TE Connectivity Ltd 31,937 3,121
Waters Corp
(d)
5,993 1,173
$ 36,192
Engineering & Construction - 0 .04%
Jacobs Engineering Group Inc 12,601 1,169
Entertainment - 0 .03%
Live Nation Entertainment Inc
(d)
13,754 741
Environmental Control - 0 .25%
Pentair PLC 16,055 735
Republic Services Inc 20,341 1,899
Waste Management Inc 37,610 4,256
$ 6,890
Food - 1 .19%
Campbell Soup Co 19,589 947
Conagra Brands Inc 47,266 1,688
General Mills Inc 59,113 3,646
Hershey Co/The 14,265 2,045
Hormel Foods Corp 27,153 1,327
J M Smucker Co/The 11,039 1,275
Kellogg Co 24,553 1,586
Kraft Heinz Co/The 62,698 1,878
Kroger Co/The 75,275 2,553
Lamb Weston Holdings Inc 14,062 932
McCormick & Co Inc/MD 11,993 2,328
Mondelez International Inc 138,212 7,940
Sysco Corp 49,208 3,062
Tyson Foods Inc 28,473 1,693
$ 32,900
Forest Products & Paper - 0 .06%
International Paper Co 38,038 1,542
Gas - 0 .07%
Atmos Energy Corp 11,936 1,141
NiSource Inc 37,063 815
$ 1,956

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0 .12%
Snap-on Inc 5,271 $ 776
Stanley Black & Decker Inc 15,451 2,506
$ 3,282
Healthcare - Products - 4 .13%
Abbott Laboratories 171,323 18,645
ABIOMED Inc
(d)
4,360 1,208
Align Technology Inc
(d)
6,937 2,271
Baxter International Inc 48,986 3,939
Boston Scientific Corp
(d)
138,437 5,290
Cooper Cos Inc/The 4,754 1,603
Danaher Corp 61,092 13,155
DENTSPLY SIRONA Inc 21,143 925
Edwards Lifesciences Corp
(d)
60,161 4,802
Henry Schein Inc
(d)
13,815 812
Hologic Inc
(d)
25,059 1,666
IDEXX Laboratories Inc
(d)
8,230 3,235
Intuitive Surgical Inc
(d)
11,322 8,033
Medtronic PLC 130,070 13,517
ResMed Inc 14,022 2,404
STERIS PLC 8,231 1,450
Stryker Corp 31,619 6,588
Teleflex Inc 4,501 1,532
Thermo Fisher Scientific Inc 38,279 16,901
Varian Medical Systems Inc
(d)
8,818 1,517
West Pharmaceutical Services Inc 7,144 1,964
Zimmer Biomet Holdings Inc 20,036 2,728
$ 114,185
Healthcare - Services - 2 .02%
Anthem Inc 24,337 6,537
Catalent Inc
(d)
15,881 1,360
Centene Corp
(d)
56,072 3,271
DaVita Inc
(d)
7,792 667
HCA Healthcare Inc 25,514 3,181
Humana Inc 12,801 5,298
IQVIA Holdings Inc
(d)
18,508 2,917
Laboratory Corp of America Holdings
(d)
9,425 1,775
Quest Diagnostics Inc 12,996 1,488
UnitedHealth Group Inc 91,957 28,669
Universal Health Services Inc 7,520 805
$ 55,968
Home Builders - 0 .26%
DR Horton Inc 32,026 2,422
Lennar Corp - A Shares 26,574 2,171
NVR Inc
(d)
336 1,372
PulteGroup Inc 25,948 1,201
$ 7,166
Home Furnishings - 0 .06%
Leggett & Platt Inc 12,812 527
Whirlpool Corp 6,028 1,109
$ 1,636
Housewares - 0 .02%
Newell Brands Inc 36,541 627
Insurance - 3 .24%
Aflac Inc 64,155 2,332
Allstate Corp/The 30,222 2,845
American International Group Inc 83,356 2,295
Aon PLC 22,416 4,624
Arthur J Gallagher & Co 18,529 1,956
Assurant Inc 5,773 700
Berkshire Hathaway Inc - Class B
(d)
191,804 40,843
Chubb Ltd 43,677 5,072
Cincinnati Financial Corp 14,476 1,129
Everest Re Group Ltd 3,869 764
Globe Life Inc 9,483 758
Hartford Financial Services Group Inc/The 34,662 1,278
Lincoln National Corp 17,579 551
Loews Corp 23,067 801
Marsh & McLennan Cos Inc 49,014 5,622
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
MetLife Inc 74,655 $ 2,775
Principal Financial Group Inc 24,703 995
Progressive Corp/The 56,645 5,363
Prudential Financial Inc 38,222 2,428
Travelers Cos Inc/The 24,501 2,651
Unum Group 19,698 331
W R Berkley Corp 13,608 832
Willis Towers Watson PLC 12,470 2,604
$ 89,549
Internet - 11 .54%
Alphabet Inc - A Shares
(d)
29,074 42,611
Alphabet Inc - C Shares
(d)
28,408 41,748
Amazon.com Inc
(d)
41,196 129,715
Booking Holdings Inc
(d)
3,962 6,778
CDW Corp/DE 13,805 1,650
E*TRADE Financial Corp 21,394 1,071
eBay Inc 64,336 3,352
Etsy Inc
(d)
11,547 1,404
Expedia Group Inc 13,132 1,204
F5 Networks Inc
(d)
5,919 727
Facebook Inc
(d)
232,647 60,930
Netflix Inc
(d)
42,673 21,338
NortonLifeLock Inc 57,186 1,192
Twitter Inc
(d)
76,533 3,406
VeriSign Inc
(d)
9,781 2,003
$ 319,129
Iron & Steel - 0 .05%
Nucor Corp 29,211 1,310
Leisure Products & Services - 0 .08%
Carnival Corp
(e)
50,111 761
Norwegian Cruise Line Holdings Ltd
(d)
26,669 456
Royal Caribbean Cruises Ltd 17,240 1,116
$ 2,333
Lodging - 0 .28%
Hilton Worldwide Holdings Inc 26,834 2,289
Las Vegas Sands Corp 31,782 1,483
Marriott International Inc/MD 25,734 2,382
MGM Resorts International 39,618 862
Wynn Resorts Ltd 9,393 675
$ 7,691
Machinery - Construction & Mining - 0 .28%
Caterpillar Inc 52,399 7,815
Machinery - Diversified - 0 .67%
Deere & Co 30,324 6,721
Dover Corp 13,932 1,509
Flowserve Corp 12,596 344
IDEX Corp 7,308 1,333
Ingersoll Rand Inc
(d)
35,915 1,279
Otis Worldwide Corp 39,392 2,459
Rockwell Automation Inc 11,222 2,476
Westinghouse Air Brake Technologies Corp 17,310 1,071
Xylem Inc/NY 17,414 1,465
$ 18,657
Media - 2 .04%
Charter Communications Inc
(d)
14,473 9,036
Comcast Corp - Class A 441,109 20,406
Discovery Inc - A Shares
(d),(e)
15,503 338
Discovery Inc - C Shares
(d)
29,954 587
DISH Network Corp
(d)
23,873 693
Fox Corp - A Shares 33,255 925
Fox Corp - B Shares 15,159 424
News Corp - A Shares 37,642 528
News Corp - B Shares 11,784 165
ViacomCBS Inc - Class B 54,551 1,528
Walt Disney Co/The 174,857 21,696
$ 56,326

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0 .26%
Freeport-McMoRan Inc 140,521 $ 2,198
Newmont Corp 77,709 4,930
$ 7,128
Miscellaneous Manufacturers - 1 .10%
3M Co 55,738 8,928
A O Smith Corp 13,099 692
Eaton Corp PLC 38,716 3,950
General Electric Co 846,993 5,277
Illinois Tool Works Inc 27,840 5,379
Parker-Hannifin Corp 12,441 2,517
Textron Inc 22,067 797
Trane Technologies PLC 23,162 2,808
$ 30,348
Office & Business Equipment - 0 .06%
Xerox Holdings Corp 17,315 325
Zebra Technologies Corp
(d)
5,162 1,303
$ 1,628
Oil & Gas - 1 .63%
Apache Corp 36,525 346
Cabot Oil & Gas Corp 38,569 669
Chevron Corp 180,689 13,010
Concho Resources Inc 19,035 840
ConocoPhillips 103,785 3,408
Devon Energy Corp 37,041 350
Diamondback Energy Inc 15,273 460
EOG Resources Inc 56,341 2,025
Exxon Mobil Corp 409,136 14,046
Hess Corp 26,450 1,083
HollyFrontier Corp 14,424 284
Marathon Oil Corp 76,391 312
Marathon Petroleum Corp 62,964 1,847
Noble Energy Inc 46,895 401
Occidental Petroleum Corp 81,004 811
Phillips 66 42,257 2,191
Pioneer Natural Resources Co 15,897 1,367
Valero Energy Corp 39,456 1,709
$ 45,159
Oil & Gas Services - 0 .16%
Baker Hughes Co 63,513 844
Halliburton Co 85,005 1,024
National Oilwell Varco Inc 37,573 341
Schlumberger NV 134,318 2,090
TechnipFMC PLC 40,869 258
$ 4,557
Packaging & Containers - 0 .24%
Amcor PLC 151,772 1,677
Ball Corp 31,600 2,626
Packaging Corp of America 9,177 1,001
Sealed Air Corp 15,065 585
Westrock Co 25,124 873
$ 6,762
Pharmaceuticals - 5 .61%
AbbVie Inc 170,772 14,958
AmerisourceBergen Corp 14,223 1,379
Becton Dickinson and Co 28,049 6,526
Bristol-Myers Squibb Co 218,098 13,149
Cardinal Health Inc 28,299 1,329
Cigna Corp 35,532 6,019
CVS Health Corp 126,635 7,395
DexCom Inc
(d)
9,264 3,819
Eli Lilly and Co 76,818 11,371
Johnson & Johnson 254,761 37,929
McKesson Corp 15,694 2,337
Merck & Co Inc 244,737 20,301
Mylan NV
(d)
50,023 742
Perrigo Co PLC 13,207 606
Pfizer Inc 537,700 19,734
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc 45,977 $ 7,603
$ 155,197
Pipelines - 0 .21%
Kinder Morgan Inc 188,363 2,323
ONEOK Inc 42,981 1,117
Williams Cos Inc/The 117,428 2,307
$ 5,747
Real Estate - 0 .06%
CBRE Group Inc
(d)
32,443 1,524
REITs - 2 .52%
Alexandria Real Estate Equities Inc 11,350 1,816
American Tower Corp 42,922 10,376
Apartment Investment and Management Co 14,405 486
AvalonBay Communities Inc 13,620 2,034
Boston Properties Inc 13,705 1,101
Crown Castle International Corp 40,607 6,761
Digital Realty Trust Inc 26,027 3,820
Duke Realty Corp 35,856 1,323
Equinix Inc 8,569 6,514
Equity Residential 33,136 1,701
Essex Property Trust Inc 6,311 1,267
Extra Space Storage Inc 12,491 1,336
Federal Realty Investment Trust 6,661 489
Healthpeak Properties Inc 52,090 1,414
Host Hotels & Resorts Inc 68,244 736
Iron Mountain Inc 27,883 747
Kimco Realty Corp 41,852 471
Mid-America Apartment Communities Inc 11,067 1,283
Prologis Inc 71,486 7,193
Public Storage 14,716 3,278
Realty Income Corp 33,386 2,028
Regency Centers Corp 15,266 580
SBA Communications Corp 10,830 3,449
Simon Property Group Inc 29,600 1,915
SL Green Realty Corp 7,089 329
UDR Inc 28,552 931
Ventas Inc 36,102 1,515
Vornado Realty Trust 15,168 511
Welltower Inc 40,381 2,225
Weyerhaeuser Co 72,212 2,059
$ 69,688
Retail - 5 .56%
Advance Auto Parts Inc 6,691 1,027
AutoZone Inc
(d)
2,260 2,661
Best Buy Co Inc 22,289 2,480
CarMax Inc
(d)
15,779 1,450
Chipotle Mexican Grill Inc
(d)
2,706 3,365
Costco Wholesale Corp 42,723 15,167
Darden Restaurants Inc 12,588 1,268
Dollar General Corp 24,098 5,051
Dollar Tree Inc
(d)
22,963 2,097
Domino's Pizza Inc 3,806 1,619
Gap Inc/The 19,883 339
Genuine Parts Co 13,960 1,329
Home Depot Inc/The 104,161 28,927
L Brands Inc 22,588 718
Lowe's Cos Inc 73,128 12,129
McDonald's Corp 72,002 15,804
O'Reilly Automotive Inc
(d)
7,167 3,305
Ross Stores Inc 34,441 3,214
Starbucks Corp 113,117 9,719
Target Corp 48,442 7,626
Tiffany & Co 10,453 1,211
TJX Cos Inc/The 116,026 6,457
Tractor Supply Co 11,246 1,612
Ulta Beauty Inc
(d)
5,451 1,221
Walgreens Boots Alliance Inc 69,596 2,500
Walmart Inc 134,360 18,798

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 29,165 $ 2,663
$ 153,757
Savings & Loans - 0 .02%
People's United Financial Inc 41,103 424
Semiconductors - 4 .96%
Advanced Micro Devices Inc
(d)
113,604 9,314
Analog Devices Inc 35,759 4,175
Applied Materials Inc 88,373 5,254
Broadcom Inc 38,916 14,178
Intel Corp 411,530 21,309
IPG Photonics Corp
(d)
3,453 587
KLA Corp 15,043 2,914
Lam Research Corp 14,090 4,674
Maxim Integrated Products Inc 25,835 1,747
Microchip Technology Inc 24,427 2,510
Micron Technology Inc
(d)
107,504 5,048
NVIDIA Corp 59,701 32,311
Qorvo Inc
(d)
11,055 1,426
QUALCOMM Inc 109,173 12,848
Skyworks Solutions Inc 16,164 2,352
Teradyne Inc 16,064 1,276
Texas Instruments Inc 88,630 12,656
Xilinx Inc 23,639 2,464
$ 137,043
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 3,919 552
Software - 10 .25%
Activision Blizzard Inc 74,690 6,046
Adobe Inc
(d)
46,414 22,763
Akamai Technologies Inc
(d)
15,743 1,740
ANSYS Inc
(d)
8,301 2,716
Autodesk Inc
(d)
21,219 4,902
Broadridge Financial Solutions Inc 11,143 1,471
Cadence Design Systems Inc
(d)
26,978 2,877
Cerner Corp 29,549 2,136
Citrix Systems Inc 11,953 1,646
Electronic Arts Inc
(d)
27,946 3,644
Fidelity National Information Services Inc 59,954 8,826
Fiserv Inc
(d)
53,783 5,542
Intuit Inc 25,333 8,264
Jack Henry & Associates Inc 7,417 1,206
Microsoft Corp 732,268 154,018
MSCI Inc 8,093 2,887
Oracle Corp 187,069 11,168
Paychex Inc 31,000 2,473
Paycom Software Inc
(d)
4,737 1,475
salesforce.com Inc
(d)
88,054 22,130
ServiceNow Inc
(d)
18,559 9,001
Synopsys Inc
(d)
14,685 3,142
Take-Two Interactive Software Inc
(d)
11,064 1,828
Tyler Technologies Inc
(d)
3,892 1,357
$ 283,258
Telecommunications - 2 .67%
Arista Networks Inc
(d)
5,296 1,096
AT&T Inc 689,436 19,656
CenturyLink Inc 95,582 965
Cisco Systems Inc 409,638 16,136
Corning Inc 73,631 2,386
Juniper Networks Inc 32,102 690
Motorola Solutions Inc 16,430 2,576
T-Mobile US Inc
(d)
56,294 6,438
Verizon Communications Inc 400,410 23,820
$ 73,763
Textiles - 0 .02%
Mohawk Industries Inc
(d)
5,786 565
Toys, Games & Hobbies - 0 .04%
Hasbro Inc 12,332 1,020
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .75%
CH Robinson Worldwide Inc 13,046 $ 1,333
CSX Corp 74,030 5,750
Expeditors International of Washington Inc 16,223 1,469
FedEx Corp 23,323 5,866
JB Hunt Transport Services Inc 8,066 1,019
Kansas City Southern 9,131 1,651
Norfolk Southern Corp 24,686 5,283
Old Dominion Freight Line Inc 9,310 1,684
Union Pacific Corp 65,687 12,932
United Parcel Service Inc 68,418 11,401
$ 48,388
Water - 0 .09%
American Water Works Co Inc 17,534 2,540
TOTAL COMMON STOCKS $ 2,696,640
Total Investments $ 2,764,682
Other Assets and Liabilities -  0.00% (86)
TOTAL NET ASSETS - 100.00% $ 2,764,596
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,718 or
0.06% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $6,539 or 0.24% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 23 .16%
Consumer, Non-cyclical 21 .52%
Communications 16 .31%
Financial 13 .60%
Consumer, Cyclical 8 .06%
Industrial 7 .91%
Utilities 2 .89%
Money Market Funds 2 .28%
Basic Materials 2 .09%
Energy 2 .00%
Investment Companies 0 .18%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 34,952 $ 621,070 $ 594,745 $ 61,277
$ 34,952 $ 621,070 $ 594,745 $ 61,277
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 119 $ — $ — $ —
$ 119 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2020 Long 366 $ 61,342 $ 1,598
Total $ 1,598
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 8 .44 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .08%
iShares Core S&P 500 ETF 538 $ 181
Money Market Funds - 8 .36%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
130,474 131
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
18,614,757 18,614
$ 18,745
TOTAL INVESTMENT COMPANIES $ 18,926
COMMON STOCKS - 91 .32 % Shares Held Value (000's)
Advertising - 0 .06%
Interpublic Group of Cos Inc/The 2,869 $ 48
Omnicom Group Inc 1,578 78
$ 126
Aerospace & Defense - 1 .41%
Boeing Co/The 3,901 645
General Dynamics Corp 1,709 237
Howmet Aerospace Inc 2,884 48
L3Harris Technologies Inc 1,589 270
Lockheed Martin Corp 1,809 693
Northrop Grumman Corp 1,140 360
Raytheon Technologies Corp 11,228 646
Teledyne Technologies Inc
(d)
271 84
TransDigm Group Inc 398 189
$ 3,172
Agriculture - 0 .70%
Altria Group Inc 13,661 528
Archer-Daniels-Midland Co 4,085 190
Philip Morris International Inc 11,448 858
$ 1,576
Airlines - 0 .20%
Alaska Air Group Inc 907 33
American Airlines Group Inc
(e)
3,737 46
Delta Air Lines Inc 4,687 143
Southwest Airlines Co 4,335 163
United Airlines Holdings Inc
(d)
2,137 74
$ 459
Apparel - 0 .66%
Hanesbrands Inc 2,562 40
NIKE Inc 9,149 1,148
PVH Corp 521 31
Ralph Lauren Corp 354 24
Tapestry Inc 2,032 32
Under Armour Inc - Class A
(d)
1,387 16
Under Armour Inc - Class C
(d)
1,430 14
VF Corp 2,349 165
$ 1,470
Automobile Manufacturers - 0 .41%
Cummins Inc 1,086 230
Ford Motor Co 28,724 191
General Motors Co 9,258 274
PACCAR Inc 2,546 217
$ 912
Automobile Parts & Equipment - 0 .11%
Aptiv PLC 1,983 182
BorgWarner Inc 1,526 59
$ 241
Banks - 3 .65%
Bank of America Corp 56,045 1,350
Bank of New York Mellon Corp/The 5,989 206
Citigroup Inc 15,304 660
Citizens Financial Group Inc 3,138 79
Comerica Inc 1,023 39
Fifth Third Bancorp 5,236 112
First Republic Bank/CA 1,264 138
Goldman Sachs Group Inc/The 2,528 508
Huntington Bancshares Inc/OH 7,469 68
JPMorgan Chase & Co 22,403 2,157
KeyCorp 7,175 86
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
M&T Bank Corp 943 $ 87
Morgan Stanley 8,809 426
Northern Trust Corp 1,530 119
PNC Financial Services Group Inc/The 3,121 343
Regions Financial Corp 7,049 81
State Street Corp 2,592 154
SVB Financial Group
(d)
380 91
Truist Financial Corp 9,906 377
US Bancorp 10,077 361
Wells Fargo & Co 30,283 712
Zions Bancorp NA 1,206 35
$ 8,189
Beverages - 1 .52%
Brown-Forman Corp - B Shares 1,342 101
Coca-Cola Co/The 28,418 1,403
Constellation Brands Inc 1,236 234
Molson Coors Beverage Co 1,383 46
Monster Beverage Corp
(d)
2,714 218
PepsiCo Inc 10,179 1,411
$ 3,413
Biotechnology - 1 .71%
Alexion Pharmaceuticals Inc
(d)
1,612 185
Amgen Inc 4,306 1,094
Biogen Inc
(d)
1,164 330
Bio-Rad Laboratories Inc
(d)
158 81
Corteva Inc 5,503 159
Gilead Sciences Inc 9,216 582
Illumina Inc
(d)
1,074 332
Incyte Corp
(d)
1,365 123
Regeneron Pharmaceuticals Inc
(d)
768 430
Vertex Pharmaceuticals Inc
(d)
1,914 521
$ 3,837
Building Materials - 0 .37%
Carrier Global Corp 5,985 183
Fortune Brands Home & Security Inc 1,016 88
Johnson Controls International plc 5,470 223
Martin Marietta Materials Inc 458 108
Masco Corp 1,923 106
Vulcan Materials Co 974 132
$ 840
Chemicals - 1 .61%
Air Products and Chemicals Inc 1,624 484
Albemarle Corp 782 70
Celanese Corp 870 94
CF Industries Holdings Inc 1,574 48
Dow Inc 5,448 256
DuPont de Nemours Inc 5,395 299
Eastman Chemical Co 995 78
Ecolab Inc 1,825 365
FMC Corp 952 101
International Flavors & Fragrances Inc 786 96
Linde PLC 3,862 920
LyondellBasell Industries NV 1,891 133
Mosaic Co/The 2,536 46
PPG Industries Inc 1,735 212
Sherwin-Williams Co/The 602 419
$ 3,621
Commercial Services - 2 .21%
Automatic Data Processing Inc 3,161 441
Cintas Corp 639 213
Equifax Inc 893 140
FleetCor Technologies Inc
(d)
618 147
Gartner Inc
(d)
656 82
Global Payments Inc 2,200 391
IHS Markit Ltd 2,742 215
MarketAxess Holdings Inc 280 135
Moody's Corp 1,187 344
Nielsen Holdings PLC 2,624 37
PayPal Holdings Inc
(d)
8,625 1,699

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Quanta Services Inc 1,013 $ 54
Robert Half International Inc 844 45
Rollins Inc 1,083 59
S&P Global Inc 1,772 639
United Rentals Inc
(d)
530 92
Verisk Analytics Inc 1,194 221
$ 4,954
Computers - 7 .38%
Accenture PLC - Class A 4,677 1,057
Apple Inc 118,171 13,685
Cognizant Technology Solutions Corp 3,984 277
DXC Technology Co 1,869 33
Fortinet Inc
(d)
988 116
Hewlett Packard Enterprise Co 9,462 89
HP Inc 10,097 192
International Business Machines Corp 6,545 796
Leidos Holdings Inc 982 88
NetApp Inc 1,628 71
Seagate Technology PLC 1,641 81
Western Digital Corp 2,222 81
$ 16,566
Consumer Products - 0 .36%
Avery Dennison Corp 613 79
Church & Dwight Co Inc 1,816 170
Clorox Co/The 927 195
Kimberly-Clark Corp 2,507 370
$ 814
Cosmetics & Personal Care - 1 .51%
Colgate-Palmolive Co 6,303 486
Estee Lauder Cos Inc/The 1,658 362
Procter & Gamble Co/The 18,299 2,543
$ 3,391
Distribution & Wholesale - 0 .23%
Copart Inc
(d)
1,519 160
Fastenal Co 4,217 190
LKQ Corp
(d)
2,058 57
WW Grainger Inc 330 118
$ 525
Diversified Financial Services - 3 .61%
American Express Co 4,795 481
Ameriprise Financial Inc 885 136
BlackRock Inc 1,043 588
Capital One Financial Corp 3,355 241
Cboe Global Markets Inc 800 70
Charles Schwab Corp/The 8,524 309
CME Group Inc 2,637 441
Discover Financial Services 2,253 130
Franklin Resources Inc 1,967 40
Intercontinental Exchange Inc 4,124 413
Invesco Ltd 2,770 32
Mastercard Inc 6,494 2,196
Nasdaq Inc 845 104
Raymond James Financial Inc 897 65
Synchrony Financial 3,989 104
T Rowe Price Group Inc 1,669 214
Visa Inc 12,394 2,478
Western Union Co/The 3,026 65
$ 8,107
Electric - 2 .56%
AES Corp/The 4,890 89
Alliant Energy Corp 1,837 95
Ameren Corp 1,816 144
American Electric Power Co Inc 3,649 298
CenterPoint Energy Inc 4,010 78
CMS Energy Corp 2,105 129
Consolidated Edison Inc 2,459 191
Dominion Energy Inc 6,176 487
DTE Energy Co 1,417 163
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Duke Energy Corp 5,406 $ 479
Edison International 2,781 141
Entergy Corp 1,473 145
Evergy Inc 1,669 85
Eversource Energy 2,517 210
Exelon Corp 7,164 256
FirstEnergy Corp 3,985 114
NextEra Energy Inc 3,600 999
NRG Energy Inc 1,798 55
Pinnacle West Capital Corp 827 62
PPL Corp 5,652 154
Public Service Enterprise Group Inc 3,718 204
Sempra Energy 2,127 252
Southern Co/The 7,764 421
WEC Energy Group Inc 2,319 225
Xcel Energy Inc 3,862 267
$ 5,743
Electrical Components & Equipment - 0 .20%
AMETEK Inc 1,688 168
Emerson Electric Co 4,393 288
$ 456
Electronics - 1 .23%
Agilent Technologies Inc 2,267 229
Allegion plc 678 67
Amphenol Corp 2,192 237
FLIR Systems Inc 963 35
Fortive Corp 2,476 189
Garmin Ltd 1,096 104
Honeywell International Inc 5,159 849
Keysight Technologies Inc
(d)
1,376 136
Mettler-Toledo International Inc
(d)
177 171
PerkinElmer Inc 821 103
Roper Technologies Inc 769 304
TE Connectivity Ltd 2,427 237
Waters Corp
(d)
456 89
$ 2,750
Engineering & Construction - 0 .04%
Jacobs Engineering Group Inc 957 89
Entertainment - 0 .03%
Live Nation Entertainment Inc
(d)
1,046 56
Environmental Control - 0 .23%
Pentair PLC 1,221 56
Republic Services Inc 1,546 144
Waste Management Inc 2,857 324
$ 524
Food - 1 .11%
Campbell Soup Co 1,487 72
Conagra Brands Inc 3,589 128
General Mills Inc 4,489 277
Hershey Co/The 1,084 155
Hormel Foods Corp 2,063 101
J M Smucker Co/The 839 97
Kellogg Co 1,864 120
Kraft Heinz Co/The 4,762 143
Kroger Co/The 5,719 194
Lamb Weston Holdings Inc 1,069 71
McCormick & Co Inc/MD 911 177
Mondelez International Inc 10,500 603
Sysco Corp 3,738 232
Tyson Foods Inc 2,163 129
$ 2,499
Forest Products & Paper - 0 .05%
International Paper Co 2,890 117
Gas - 0 .07%
Atmos Energy Corp 906 87
NiSource Inc 2,818 62
$ 149

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0 .11%
Snap-on Inc 400 $ 59
Stanley Black & Decker Inc 1,173 190
$ 249
Healthcare - Products - 3 .87%
Abbott Laboratories 13,015 1,416
ABIOMED Inc
(d)
332 92
Align Technology Inc
(d)
528 173
Baxter International Inc 3,722 299
Boston Scientific Corp
(d)
10,517 402
Cooper Cos Inc/The 362 122
Danaher Corp 4,640 999
DENTSPLY SIRONA Inc 1,607 70
Edwards Lifesciences Corp
(d)
4,569 365
Henry Schein Inc
(d)
1,051 62
Hologic Inc
(d)
1,901 126
IDEXX Laboratories Inc
(d)
626 246
Intuitive Surgical Inc
(d)
860 610
Medtronic PLC 9,879 1,027
ResMed Inc 1,065 183
STERIS PLC 625 110
Stryker Corp 2,401 500
Teleflex Inc 342 117
Thermo Fisher Scientific Inc 2,908 1,284
Varian Medical Systems Inc
(d)
669 115
West Pharmaceutical Services Inc 542 149
Zimmer Biomet Holdings Inc 1,522 207
$ 8,674
Healthcare - Services - 1 .90%
Anthem Inc 1,849 497
Catalent Inc
(d)
1,205 103
Centene Corp
(d)
4,260 248
DaVita Inc
(d)
592 51
HCA Healthcare Inc 1,938 242
Humana Inc 973 403
IQVIA Holdings Inc
(d)
1,405 221
Laboratory Corp of America Holdings
(d)
715 135
Quest Diagnostics Inc 987 113
UnitedHealth Group Inc 6,986 2,178
Universal Health Services Inc 571 61
$ 4,252
Home Builders - 0 .24%
DR Horton Inc 2,433 184
Lennar Corp - A Shares 2,019 165
NVR Inc
(d)
26 106
PulteGroup Inc 1,970 91
$ 546
Home Furnishings - 0 .06%
Leggett & Platt Inc 973 40
Whirlpool Corp 457 84
$ 124
Housewares - 0 .02%
Newell Brands Inc 2,776 48
Insurance - 3 .03%
Aflac Inc 4,874 177
Allstate Corp/The 2,296 216
American International Group Inc 6,333 174
Aon PLC 1,703 351
Arthur J Gallagher & Co 1,406 148
Assurant Inc 438 53
Berkshire Hathaway Inc - Class B
(d)
14,569 3,102
Chubb Ltd 3,318 385
Cincinnati Financial Corp 1,100 86
Everest Re Group Ltd 294 58
Globe Life Inc 720 58
Hartford Financial Services Group Inc/The 2,636 97
Lincoln National Corp 1,336 42
Loews Corp 1,753 61
Marsh & McLennan Cos Inc 3,724 427
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
MetLife Inc 5,672 $ 211
Principal Financial Group Inc 1,875 76
Progressive Corp/The 4,304 408
Prudential Financial Inc 2,904 185
Travelers Cos Inc/The 1,862 202
Unum Group 1,498 25
W R Berkley Corp 1,034 63
Willis Towers Watson PLC 947 198
$ 6,803
Internet - 10 .81%
Alphabet Inc - A Shares
(d)
2,209 3,238
Alphabet Inc - C Shares
(d)
2,158 3,171
Amazon.com Inc
(d)
3,129 9,852
Booking Holdings Inc
(d)
302 517
CDW Corp/DE 1,048 125
E*TRADE Financial Corp 1,627 81
eBay Inc 4,886 255
Etsy Inc
(d)
877 107
Expedia Group Inc 996 91
F5 Networks Inc
(d)
449 55
Facebook Inc
(d)
17,674 4,629
Netflix Inc
(d)
3,241 1,621
NortonLifeLock Inc 4,343 90
Twitter Inc
(d)
5,813 259
VeriSign Inc
(d)
743 152
$ 24,243
Iron & Steel - 0 .04%
Nucor Corp 2,218 99
Leisure Products & Services - 0 .08%
Carnival Corp
(e)
3,805 58
Norwegian Cruise Line Holdings Ltd
(d)
2,025 34
Royal Caribbean Cruises Ltd 1,308 85
$ 177
Lodging - 0 .26%
Hilton Worldwide Holdings Inc 2,039 174
Las Vegas Sands Corp 2,415 113
Marriott International Inc/MD 1,955 181
MGM Resorts International 3,010 65
Wynn Resorts Ltd 714 51
$ 584
Machinery - Construction & Mining - 0 .27%
Caterpillar Inc 3,981 594
Machinery - Diversified - 0 .63%
Deere & Co 2,304 511
Dover Corp 1,059 115
Flowserve Corp 957 26
IDEX Corp 555 101
Ingersoll Rand Inc
(d)
2,727 97
Otis Worldwide Corp 2,993 187
Rockwell Automation Inc 853 188
Westinghouse Air Brake Technologies Corp 1,315 81
Xylem Inc/NY 1,324 112
$ 1,418
Media - 1 .91%
Charter Communications Inc
(d)
1,100 687
Comcast Corp - Class A 33,509 1,550
Discovery Inc - A Shares
(d),(e)
1,177 26
Discovery Inc - C Shares
(d)
2,276 45
DISH Network Corp
(d)
1,814 53
Fox Corp - A Shares 2,524 70
Fox Corp - B Shares 1,152 32
News Corp - A Shares 2,863 40
News Corp - B Shares 896 12
ViacomCBS Inc - Class B 4,143 116
Walt Disney Co/The 13,284 1,648
$ 4,279

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0 .24%
Freeport-McMoRan Inc 10,675 $ 167
Newmont Corp 5,904 375
$ 542
Miscellaneous Manufacturers - 1 .03%
3M Co 4,235 678
A O Smith Corp 995 53
Eaton Corp PLC 2,942 300
General Electric Co 64,342 401
Illinois Tool Works Inc 2,115 409
Parker-Hannifin Corp 945 191
Textron Inc 1,676 61
Trane Technologies PLC 1,760 213
$ 2,306
Office & Business Equipment - 0 .06%
Xerox Holdings Corp 1,316 25
Zebra Technologies Corp
(d)
392 99
$ 124
Oil & Gas - 1 .53%
Apache Corp 2,779 26
Cabot Oil & Gas Corp 2,930 51
Chevron Corp 13,727 988
Concho Resources Inc 1,448 64
ConocoPhillips 7,885 259
Devon Energy Corp 2,818 27
Diamondback Energy Inc 1,162 35
EOG Resources Inc 4,280 154
Exxon Mobil Corp
(f)
31,080 1,067
Hess Corp 2,008 82
HollyFrontier Corp 1,096 22
Marathon Oil Corp 5,820 24
Marathon Petroleum Corp 4,784 140
Noble Energy Inc 3,561 30
Occidental Petroleum Corp 6,154 62
Phillips 66 3,211 166
Pioneer Natural Resources Co 1,208 104
Valero Energy Corp 2,998 130
$ 3,431
Oil & Gas Services - 0 .15%
Baker Hughes Co 4,824 64
Halliburton Co 6,461 78
National Oilwell Varco Inc 2,859 26
Schlumberger NV 10,204 159
TechnipFMC PLC 3,095 19
$ 346
Packaging & Containers - 0 .23%
Amcor PLC 11,530 127
Ball Corp 2,400 200
Packaging Corp of America 697 76
Sealed Air Corp 1,145 45
Westrock Co 1,908 66
$ 514
Pharmaceuticals - 5 .26%
AbbVie Inc 12,973 1,136
AmerisourceBergen Corp 1,081 105
Becton Dickinson and Co 2,131 496
Bristol-Myers Squibb Co 16,569 999
Cardinal Health Inc 2,149 101
Cigna Corp 2,700 457
CVS Health Corp 9,620 562
DexCom Inc
(d)
703 290
Eli Lilly and Co 5,836 864
Johnson & Johnson 19,354 2,881
McKesson Corp 1,192 178
Merck & Co Inc 18,592 1,542
Mylan NV
(d)
3,806 56
Perrigo Co PLC 1,002 46
Pfizer Inc 40,847 1,499
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc 3,493 $ 578
$ 11,790
Pipelines - 0 .20%
Kinder Morgan Inc 14,310 177
ONEOK Inc 3,264 85
Williams Cos Inc/The 8,921 175
$ 437
Real Estate - 0 .05%
CBRE Group Inc
(d)
2,467 116
REITs - 2 .36%
Alexandria Real Estate Equities Inc 863 138
American Tower Corp 3,261 788
Apartment Investment and Management Co 1,095 37
AvalonBay Communities Inc 1,035 155
Boston Properties Inc 1,042 84
Crown Castle International Corp 3,083 513
Digital Realty Trust Inc 1,976 290
Duke Realty Corp 2,722 100
Equinix Inc 651 495
Equity Residential 2,518 129
Essex Property Trust Inc 480 96
Extra Space Storage Inc 949 102
Federal Realty Investment Trust 506 37
Healthpeak Properties Inc 3,958 107
Host Hotels & Resorts Inc 5,191 56
Iron Mountain Inc 2,120 57
Kimco Realty Corp 3,185 36
Mid-America Apartment Communities Inc 841 98
Prologis Inc 5,431 546
Public Storage 1,117 249
Realty Income Corp 2,535 154
Regency Centers Corp 1,160 44
SBA Communications Corp 823 262
Simon Property Group Inc 2,250 146
SL Green Realty Corp 539 25
UDR Inc 2,171 71
Ventas Inc 2,743 115
Vornado Realty Trust 1,153 39
Welltower Inc 3,068 169
Weyerhaeuser Co 5,486 156
$ 5,294
Retail - 5 .21%
Advance Auto Parts Inc 508 78
AutoZone Inc
(d)
172 203
Best Buy Co Inc 1,692 188
CarMax Inc
(d)
1,198 110
Chipotle Mexican Grill Inc
(d)
205 255
Costco Wholesale Corp 3,246 1,152
Darden Restaurants Inc 955 96
Dollar General Corp 1,831 384
Dollar Tree Inc
(d)
1,746 159
Domino's Pizza Inc 289 123
Gap Inc/The 1,511 26
Genuine Parts Co 1,061 101
Home Depot Inc/The 7,913 2,198
L Brands Inc 1,717 55
Lowe's Cos Inc 5,556 922
McDonald's Corp 5,470 1,201
O'Reilly Automotive Inc
(d)
545 251
Ross Stores Inc 2,618 244
Starbucks Corp 8,594 738
Target Corp 3,680 579
Tiffany & Co 795 92
TJX Cos Inc/The 8,815 491
Tractor Supply Co 854 122
Ulta Beauty Inc
(d)
414 93
Walgreens Boots Alliance Inc 5,287 190
Walmart Inc 10,207 1,428

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 2,216 $ 202
$ 11,681
Savings & Loans - 0 .01%
People's United Financial Inc 3,127 32
Semiconductors - 4 .64%
Advanced Micro Devices Inc
(d)
8,629 707
Analog Devices Inc 2,715 317
Applied Materials Inc 6,714 399
Broadcom Inc 2,956 1,077
Intel Corp 31,260 1,619
IPG Photonics Corp
(d)
262 45
KLA Corp 1,142 221
Lam Research Corp 1,070 355
Maxim Integrated Products Inc 1,964 133
Microchip Technology Inc 1,854 190
Micron Technology Inc
(d)
8,167 384
NVIDIA Corp 4,535 2,454
Qorvo Inc
(d)
840 108
QUALCOMM Inc 8,292 976
Skyworks Solutions Inc 1,228 179
Teradyne Inc 1,219 97
Texas Instruments Inc 6,733 961
Xilinx Inc 1,794 187
$ 10,409
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 298 42
Software - 9 .59%
Activision Blizzard Inc 5,674 459
Adobe Inc
(d)
3,526 1,729
Akamai Technologies Inc
(d)
1,196 132
ANSYS Inc
(d)
631 206
Autodesk Inc
(d)
1,612 372
Broadridge Financial Solutions Inc 846 112
Cadence Design Systems Inc
(d)
2,050 219
Cerner Corp 2,242 162
Citrix Systems Inc 908 125
Electronic Arts Inc
(d)
2,123 277
Fidelity National Information Services Inc 4,553 670
Fiserv Inc
(d)
4,086 421
Intuit Inc 1,924 628
Jack Henry & Associates Inc 563 92
Microsoft Corp
(f)
55,627 11,700
MSCI Inc 615 219
Oracle Corp 14,211 848
Paychex Inc 2,354 188
Paycom Software Inc
(d)
359 112
salesforce.com Inc
(d)
6,688 1,681
ServiceNow Inc
(d)
1,409 683
Synopsys Inc
(d)
1,115 239
Take-Two Interactive Software Inc
(d)
840 139
Tyler Technologies Inc
(d)
295 103
$ 21,516
Telecommunications - 2 .50%
Arista Networks Inc
(d)
402 83
AT&T Inc 52,374 1,493
CenturyLink Inc 7,261 73
Cisco Systems Inc 31,118 1,226
Corning Inc 5,590 181
Juniper Networks Inc 2,440 52
Motorola Solutions Inc 1,249 196
T-Mobile US Inc
(d)
4,277 489
Verizon Communications Inc 30,417 1,810
$ 5,603
Textiles - 0 .02%
Mohawk Industries Inc
(d)
439 43
Toys, Games & Hobbies - 0 .03%
Hasbro Inc 937 77
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .64%
CH Robinson Worldwide Inc 991 $ 101
CSX Corp 5,624 437
Expeditors International of Washington Inc 1,231 111
FedEx Corp 1,771 445
JB Hunt Transport Services Inc 613 78
Kansas City Southern 694 126
Norfolk Southern Corp 1,876 401
Old Dominion Freight Line Inc 707 128
Union Pacific Corp 4,990 982
United Parcel Service Inc 5,196 866
$ 3,675
Water - 0 .09%
American Water Works Co Inc 1,331 193
TOTAL COMMON STOCKS $ 204,857
TOTAL PURCHASED OPTIONS - 1.10% $ 2,480
Total Investments $ 226,263
Other Assets and Liabilities -  (0.86)% (1,936)
TOTAL NET ASSETS - 100.00% $ 224,327
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $131 or
0.06% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,446 or 0.64% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 21 .67%
Consumer, Non-cyclical 20 .15%
Communications 15 .28%
Financial 12 .71%
Money Market Funds 8 .36%
Consumer, Cyclical 7 .56%
Industrial 7 .41%
Utilities 2 .72%
Basic Materials 1 .94%
Energy 1 .88%
Purchased Options 1 .10%
Investment Companies 0 .08%
Other Assets and Liabilities
( 0 .86 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 12,955 $ 65,211 $ 59,552 $ 18,614
$ 12,955 $ 65,211 $ 59,552 $ 18,614
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 43 $ — $ — $ —
$ 43 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 100 $ 10 $ 3,700 .00 10/19/2020 $ 312 $ 9 $ (303)
Put - S&P 500 Index N/A 200 20 $ 3,470 .00 10/19/2020 1,522 2,471 949
Total $ 1,834 $ 2,480 $ 646
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 100 $ 10 $ 3,710 .00 10/19/2020 $ (287) $ (8) $ 279
Put - S&P 500 Index N/A 200 20 $ 3,430 .00 10/19/2020 (1,321) (1,890) (569)
Total $ (1,608) $ (1,898) $ (290)
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2020 Long 43 $ 7,207 $ 159
Total $ 159
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.41% Shares Held Value (000's)
Money Market Funds - 0.41%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
2,325,051 $ 2,325
TOTAL INVESTMENT COMPANIES $ 2,325
COMMON STOCKS - 99.57% Shares Held Value (000's)
Aerospace & Defense - 5.12%
HEICO Corp - Class A 66,970 $ 5,938
TransDigm Group Inc 48,729 23,152
$ 29,090
Banks - 0.92%
First Republic Bank/CA 37,000 4,035
M&T Bank Corp 13,050 1,202
$ 5,237
Beverages - 0.57%
Brown-Forman Corp - B Shares 42,708 3,217
Building Materials - 3.89%
Martin Marietta Materials Inc 26,723 6,290
Summit Materials Inc
(b)
131,622 2,177
Vulcan Materials Co 100,769 13,658
$ 22,125
Chemicals - 0.73%
Air Products and Chemicals Inc 13,895 4,139
Commercial Services - 10.66%
Bright Horizons Family Solutions Inc
(b)
16,610 2,526
CoStar Group Inc
(b)
15,051 12,771
Everarc Holdings Ltd
(b)
92,882 1,208
Everarc Holdings Ltd - Warrants
(b)
97,671 29
Gartner Inc
(b)
69,335 8,664
IHS Markit Ltd 96,893 7,607
Moody's Corp 20,712 6,003
S&P Global Inc 7,208 2,599
Square Inc
(b)
18,876 3,068
TransUnion 94,772 7,973
Verisk Analytics Inc 44,116 8,175
$ 60,623
Distribution & Wholesale - 4.28%
Copart Inc
(b)
159,197 16,741
Fastenal Co 168,299 7,589
$ 24,330
Diversified Financial Services - 1.45%
Credit Acceptance Corp
(b)
24,323 8,237
Electric - 2.51%
Brookfield Infrastructure Partners LP 216,626 10,316
Brookfield Renewable Corp 14,634 857
Brookfield Renewable Partners LP 58,539 3,076
$ 14,249
Electronics - 3.28%
Mettler -Toledo International Inc
(b)
8,494 8,203
Roper Technologies Inc 26,384 10,425
$ 18,628
Entertainment - 3.13%
Liberty Media Corp-Liberty Braves - A Shares
(b)
5,176 108
Liberty Media Corp-Liberty Braves - C Shares
(b)
18,935 398
Live Nation Entertainment Inc
(b)
164,662 8,872
Vail Resorts Inc 39,312 8,411
$ 17,789
Gas - 0.16%
Brookfield Infrastructure Corp 16,793 930
Hand & Machine Tools - 0.61%
Colfax Corp
(b)
110,429 3,463
Healthcare - Products - 1.32%
IDEXX Laboratories Inc
(b)
19,090 7,504
Home Builders - 2.60%
Lennar Corp - A Shares 85,263 6,964
Lennar Corp - B Shares 1,475 97
NVR Inc
(b)
1,897 7,746
$ 14,807
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 7.87%
Aon PLC 22,119 $ 4,563
Arch Capital Group Ltd
(b)
259,648 7,595
Brown & Brown Inc 179,535 8,127
Fidelity National Financial Inc 206,735 6,473
Markel Corp
(b)
13,737 13,376
Progressive Corp/The 48,715 4,612
$ 44,746
Internet - 4.51%
VeriSign Inc
(b)
52,379 10,730
Wix.com Ltd
(b)
58,493 14,907
$ 25,637
Investment Companies - 0.07%
Brookfield Business Partners LP 12,809 386
Lodging - 2.82%
Hilton Worldwide Holdings Inc 151,121 12,894
Hyatt Hotels Corp 59,367 3,168
$ 16,062
Machinery - Diversified - 0.14%
Cognex Corp 11,856 772
Media - 3.70%
Liberty Broadband Corp - A Shares
(b)
20,089 2,849
Liberty Broadband Corp - C Shares
(b)
60,033 8,577
Liberty Media Corp-Liberty Formula One - A
Shares
(b)
18,376 616
Liberty Media Corp-Liberty Formula One - C
Shares
(b)
126,915 4,603
Liberty Media Corp-Liberty SiriusXM - A Shares
(b)
30,630 1,016
Liberty Media Corp-Liberty SiriusXM - C Shares
(b)
102,657 3,396
$ 21,057
Private Equity - 6.94%
Brookfield Asset Management Inc 659,681 21,809
Kennedy-Wilson Holdings Inc 149,993 2,178
KKR & Co Inc 337,529 11,591
Onex Corp 87,192 3,889
$ 39,467
Real Estate - 2.49%
Brookfield Property Partners LP 77,618 934
CBRE Group Inc
(b)
202,982 9,534
Howard Hughes Corp/The
(b)
64,102 3,692
$ 14,160
REITs - 3.70%
Equinix Inc 4,727 3,593
SBA Communications Corp 51,343 16,352
Vornado Realty Trust 32,458 1,094
$ 21,039
Retail - 10.53%
Cannae Holdings Inc
(b)
28,190 1,050
CarMax Inc
(b)
191,432 17,595
Dollar General Corp 14,856 3,114
Domino's Pizza Inc 21,347 9,078
O'Reilly Automotive Inc
(b)
33,132 15,277
Restaurant Brands International Inc 179,053 10,297
Ross Stores Inc 37,255 3,477
$ 59,888
Semiconductors - 1.49%
Microchip Technology Inc 82,419 8,469
Software - 12.05%
ANSYS Inc
(b)
34,600 11,322
Autodesk Inc
(b)
64,670 14,939
Black Knight Inc
(b)
187,858 16,353
Guidewire Software Inc
(b)
76,452 7,972
MSCI Inc 13,654 4,872
RealPage Inc
(b)
101,750 5,865
Slack Technologies Inc
(b)
102,580 2,755
Tyler Technologies Inc
(b)
12,724 4,435
$ 68,513

Schedule of Investments
MidCap Account
September 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 2.03%
GCI Liberty Inc
(b)
71,855 $ 5,889
Motorola Solutions Inc 36,139 5,667
$ 11,556
TOTAL COMMON STOCKS $ 566,120
Total Investments $ 568,445
Other Assets and Liabilities -  0.02% 135
TOTAL NET ASSETS - 100.00% $ 568,580
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 23.44%
Consumer, Cyclical 23.36%
Technology 13.54%
Industrial 13.04%
Consumer, Non-cyclical 12.55%
Communications 10.24%
Utilities 2.67%
Basic Materials 0.73%
Money Market Funds 0.41%
Other Assets and Liabilities
0.02%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 252 $ 126,155 $ 124,082 $ 2,325
$ 252 $ 126,155 $ 124,082 $ 2,325
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 3 $ — $ — $ —
$ 3 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.84% Shares Held Value (000's)
Money Market Funds - 1.84%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
2,823,599 $ 2,824
TOTAL INVESTMENT COMPANIES $ 2,824
COMMON STOCKS - 98.06% Shares Held Value (000's)
Aerospace & Defense - 0.76%
Northrop Grumman Corp 2,115 $ 667
Teledyne Technologies Inc
(b)
1,614 501
$ 1,168
Apparel - 2.26%
Deckers Outdoor Corp
(b)
10,447 2,298
NIKE Inc 9,382 1,178
$ 3,476
Automobile Manufacturers - 0.94%
PACCAR Inc 16,901 1,441
Banks - 3.07%
JPMorgan Chase & Co 32,092 3,090
PNC Financial Services Group Inc /The 14,795 1,626
$ 4,716
Beverages - 2.47%
Keurig Dr Pepper Inc 29,684 819
PepsiCo Inc 21,438 2,972
$ 3,791
Chemicals - 1.37%
Air Products and Chemicals Inc 1,306 389
FMC Corp 16,125 1,708
$ 2,097
Commercial Services - 0.61%
PayPal Holdings Inc
(b)
4,762 938
Computers - 5.36%
Apple Inc 71,025 8,225
Consumer Products - 1.47%
Church & Dwight Co Inc 24,071 2,256
Diversified Financial Services - 4.73%
Ameriprise Financial Inc 5,141 792
BlackRock Inc 1,987 1,120
Charles Schwab Corp/The 22,326 809
Discover Financial Services 15,219 879
Nasdaq Inc 7,775 954
Visa Inc 13,545 2,709
$ 7,263
Electric - 3.11%
NextEra Energy Inc 9,250 2,567
Xcel Energy Inc 32,006 2,209
$ 4,776
Electronics - 2.06%
Honeywell International Inc 11,577 1,906
Roper Technologies Inc 3,190 1,260
$ 3,166
Environmental Control - 1.12%
Republic Services Inc 16,696 1,559
Waste Connections Inc 1,478 153
$ 1,712
Food - 1.09%
McCormick & Co Inc /MD 7,452 1,447
Tyson Foods Inc 3,790 225
$ 1,672
Hand & Machine Tools - 0.20%
Snap-on Inc 2,068 304
Healthcare - Products - 5.06%
Abbott Laboratories 14,721 1,602
Edwards Lifesciences Corp
(b)
13,108 1,046
Medtronic PLC 13,870 1,441
Thermo Fisher Scientific Inc 5,965 2,634
Varian Medical Systems Inc
(b)
6,103 1,050
$ 7,773
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 1.89%
UnitedHealth Group Inc 6,272 $ 1,955
Universal Health Services Inc 8,792 941
$ 2,896
Insurance - 3.30%
Chubb Ltd 4,578 531
Fidelity National Financial Inc 32,409 1,015
Marsh & McLennan Cos Inc 17,765 2,038
Progressive Corp/The 15,629 1,480
$ 5,064
Internet - 9.57%
Alphabet Inc - A Shares
(b)
2,869 4,205
Amazon.com Inc
(b)
2,214 6,971
Facebook Inc
(b)
10,392 2,722
Netflix Inc
(b)
1,581 790
$ 14,688
Machinery - Construction & Mining - 0.23%
Epiroc AB - A Shares 24,461 354
Machinery - Diversified - 1.38%
Deere & Co 9,539 2,114
Media - 2.47%
Comcast Corp - Class A 37,441 1,732
Nexstar Media Group Inc 11,956 1,075
Walt Disney Co/The 7,929 984
$ 3,791
Miscellaneous Manufacturers - 0.30%
3M Co 2,839 455
Oil & Gas - 1.45%
Chevron Corp 24,224 1,744
Valero Energy Corp 11,017 477
$ 2,221
Packaging & Containers - 1.19%
Ball Corp 21,941 1,824
Pharmaceuticals - 6.85%
Becton Dickinson and Co 6,872 1,599
Bristol-Myers Squibb Co 29,534 1,781
DexCom Inc
(b)
1,252 516
Johnson & Johnson 13,098 1,950
Merck & Co Inc 31,744 2,633
Pfizer Inc 27,117 995
Roche Holding AG ADR 24,305 1,041
$ 10,515
REITs - 3.16%
Alexandria Real Estate Equities Inc 13,011 2,082
American Tower Corp 2,357 570
Extra Space Storage Inc 9,788 1,047
Prologis Inc 11,403 1,147
$ 4,846
Retail - 6.49%
Costco Wholesale Corp 6,643 2,358
Home Depot Inc /The 9,850 2,735
Lululemon Athletica Inc
(b)
5,616 1,850
Starbucks Corp 16,291 1,400
Target Corp 10,311 1,623
$ 9,966
Semiconductors - 5.74%
Broadcom Inc 5,845 2,129
Lam Research Corp 4,887 1,621
Microchip Technology Inc 12,299 1,264
NVIDIA Corp 3,349 1,813
Taiwan Semiconductor Manufacturing Co Ltd
ADR
24,419 1,980
$ 8,807
Software - 12.90%
Adobe Inc
(b)
7,844 3,847
Fair Isaac Corp
(b)
4,652 1,979
Fidelity National Information Services Inc 14,024 2,065
Microsoft Corp 41,687 8,768

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
salesforce.com Inc
(b)
5,620 $ 1,412
ServiceNow Inc
(b)
3,569 1,731
$ 19,802
Telecommunications - 3.37%
T-Mobile US Inc
(b)
23,729 2,714
Verizon Communications Inc 41,291 2,456
$ 5,170
Transportation - 2.09%
Expeditors International of Washington Inc 15,325 1,387
Union Pacific Corp 9,216 1,815
$ 3,202
TOTAL COMMON STOCKS $ 150,489
Total Investments $ 153,313
Other Assets and Liabilities -  0.10% 148
TOTAL NET ASSETS - 100.00% $ 153,461
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Technology 24.00%
Consumer, Non-cyclical 19.44%
Communications 15.41%
Financial 14.26%
Consumer, Cyclical 9.69%
Industrial 9.33%
Utilities 3.11%
Money Market Funds 1.84%
Energy 1.45%
Basic Materials 1.37%
Other Assets and Liabilities
0.10%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 2,945 $ 22,884 $ 23,005 $ 2,824
$ 2,945 $ 22,884 $ 23,005 $ 2,824
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 11 $ — $ — $ —
$ 11 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2010 Account
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 44.44%
Blue Chip Fund
(a)
33,108 $ 1,088
Core Fixed Income Fund
(a)
761,573 7,799
Diversified International Fund
(a)
132,246 1,706
Diversified Real Asset Fund
(a)
59,261 647
International Small Company Fund
(a)
43,674 463
LargeCap Growth Fund I
(a)
34,144 676
MidCap Fund
(a)
28,722 912
MidCap Value Fund I
(a)
40,918 522
SmallCap Growth Fund I
(a),(b)
22,829 351
SmallCap Value Fund II
(a)
22,042 191
$ 14,355
Principal Funds, Inc. Institutional Class - 55.58%
Bond Market Index Fund
(a)
391,452 4,705
Equity Income Fund
(a)
21,145 653
High Income Fund
(a)
206,717 1,856
Inflation Protection Fund
(a)
144,478 1,351
LargeCap S&P 500 Index Fund
(a)
84,886 1,758
LargeCap Value Fund III
(a)
41,565 628
Overseas Fund
(a)
129,715 1,097
Short-Term Income Fund
(a)
470,755 5,908
$ 17,956
TOTAL INVESTMENT COMPANIES $ 32,311
Total Investments $ 32,311
Other Assets and Liabilities -  (0.02)% (7)
TOTAL NET ASSETS - 100.00% $ 32,304
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 72.20%
Domestic Equity Funds 20.98%
International Equity Funds 4.84%
Specialty Funds 2.00%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Account
September 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 931 $ 418 $ 542 $ 1,088
Bond Market Index Fund 4,795 1,041 1,433 4,705
Core Fixed Income Fund 7,452 2,349 2,362 7,799
Diversified International Fund 1,198 848 395 1,706
Diversified Real Asset Fund 533 264 144 647
Equity Income Fund 752 243 296 653
High Income Fund 2,075 416 518 1,856
Inflation Protection Fund 1,353 302 410 1,351
International Small Company Fund 390 204 124 463
LargeCap Growth Fund I 907 415 926 676
LargeCap S&P 500 Index Fund 1,639 774 869 1,758
LargeCap Value Fund III 759 232 305 628
MidCap Fund 811 222 196 912
MidCap Value Fund I 481 163 99 522
Overseas Fund 1,177 654 584 1,097
Short-Term Income Fund 5,770 1,609 1,582 5,908
SmallCap Growth Fund I 264 74 45 351
SmallCap Value Fund II 218 69 67 191
$ 31,505 $ 10,297 $ 10,897 $ 32,311
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 99 $ — $ 182
Bond Market Index Fund — 7 — 295
Core Fixed Income Fund 153 10 — 350
Diversified International Fund — 4 — 51
Diversified Real Asset Fund — 1 — (7)
Equity Income Fund 11 31 — (77)
High Income Fund 87 (22) — (95)
Inflation Protection Fund 9 11 — 95
International Small Company Fund — — — (7)
LargeCap Growth Fund I — 235 — 45
LargeCap S&P 500 Index Fund — 119 — 95
LargeCap Value Fund III — 11 — (69)
MidCap Fund — 29 — 46
MidCap Value Fund I — 1 — (24)
Overseas Fund — 2 — (152)
Short-Term Income Fund 81 1 — 110
SmallCap Growth Fund I — 2 — 56
SmallCap Value Fund II — 9 — (38)
$ 341 $ 550 $ — $ 856
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.00% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 50.72%
Blue Chip Fund
(a)
240,936 $ 7,920
Core Fixed Income Fund
(a)
3,536,051 36,209
Diversified International Fund
(a)
1,143,000 14,745
Diversified Real Asset Fund
(a)
298,872 3,264
International Small Company Fund
(a)
363,579 3,857
LargeCap Growth Fund I
(a)
351,079 6,948
MidCap Fund
(a)
226,721 7,198
MidCap Value Fund I
(a)
339,470 4,332
SmallCap Growth Fund I
(a),(b)
187,188 2,879
SmallCap Value Fund II
(a)
194,162 1,683
$ 89,035
Principal Funds, Inc. Institutional Class - 49.28%
Bond Market Index Fund
(a)
1,714,153 20,604
Equity Income Fund
(a)
208,144 6,423
High Income Fund
(a)
804,571 7,225
Inflation Protection Fund
(a)
746,460 6,979
LargeCap S&P 500 Index Fund
(a)
638,869 13,231
LargeCap Value Fund III
(a)
408,007 6,161
Overseas Fund
(a)
1,122,898 9,500
Short-Term Income Fund
(a)
1,305,897 16,389
$ 86,512
TOTAL INVESTMENT COMPANIES $ 175,547
Total Investments $ 175,547
Other Assets and Liabilities -  0.00% (8)
TOTAL NET ASSETS - 100.00% $ 175,539
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 58.19%
Domestic Equity Funds 32.35%
International Equity Funds 7.60%
Specialty Funds 1.86%
Other Assets and Liabilities
0.00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 8,557 $ 1,828 $ 4,385 $ 7,920
Bond Market Index Fund 22,996 4,880 8,674 20,604
Core Fixed Income Fund 38,995 9,389 13,793 36,209
Diversified International Fund 11,918 4,943 2,029 14,745
Diversified Real Asset Fund 3,372 552 455 3,264
Equity Income Fund 7,223 887 1,056 6,423
High Income Fund 9,252 1,610 2,977 7,225
Inflation Protection Fund 7,357 1,868 2,786 6,979
International Small Company Fund 3,757 1,002 602 3,857
LargeCap Growth Fund I 8,518 1,843 5,386 6,948
LargeCap S&P 500 Index Fund 15,473 3,416 6,609 13,231
LargeCap Value Fund III 7,202 784 1,063 6,161
MidCap Fund 7,471 729 1,254 7,198
MidCap Value Fund I 4,757 563 479 4,332
Overseas Fund 11,692 3,466 3,594 9,500
Short-Term Income Fund 17,212 4,981 6,117 16,389
SmallCap Growth Fund I 2,512 254 253 2,879
SmallCap Value Fund II 2,216 254 346 1,683
$ 190,480 $ 43,249 $ 61,858 $ 175,547
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 1,204 $ — $ 716
Bond Market Index Fund — 174 — 1,228
Core Fixed Income Fund 720 30 — 1,588
Diversified International Fund — 1 — (88)
Diversified Real Asset Fund — 1 — (206)
Equity Income Fund 104 102 — (733)
High Income Fund 357 (336) — (324)
Inflation Protection Fund 44 5 — 535
International Small Company Fund — (12) — (288)
LargeCap Growth Fund I — 1,310 — 663
LargeCap S&P 500 Index Fund — 1,258 — (307)
LargeCap Value Fund III — 4 — (766)
MidCap Fund — 118 — 134
MidCap Value Fund I — (2) — (507)
Overseas Fund — (37) — (2,027)
Short-Term Income Fund 237 4 — 309
SmallCap Growth Fund I — 2 — 364
SmallCap Value Fund II — 20 — (461)
$ 1,462 $ 3,846 $ — $ (170)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Account
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.00% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58.68%
Blue Chip Fund
(a)
196,171 $ 6,448
Core Fixed Income Fund
(a)
3,398,856 34,804
Diversified International Fund
(a)
1,630,688 21,036
Diversified Real Asset Fund
(a)
359,561 3,927
International Small Company Fund
(a)
565,680 6,002
LargeCap Growth Fund I
(a)
810,024 16,030
MidCap Fund
(a)
336,527 10,685
MidCap Value Fund I
(a)
538,305 6,869
Origin Emerging Markets Fund
(a)
328,441 3,964
SmallCap Growth Fund I
(a),(b)
284,869 4,381
SmallCap Value Fund II
(a)
309,871 2,687
$ 116,833
Principal Funds, Inc. Institutional Class - 41.32%
Bond Market Index Fund
(a)
1,476,506 17,748
Equity Income Fund
(a)
162,739 5,022
High Income Fund
(a)
713,980 6,411
Inflation Protection Fund
(a)
439,353 4,108
LargeCap S&P 500 Index Fund
(a)
1,021,868 21,163
LargeCap Value Fund III
(a)
945,676 14,280
Overseas Fund
(a)
1,602,279 13,555
$ 82,287
TOTAL INVESTMENT COMPANIES $ 199,120
Total Investments $ 199,120
Other Assets and Liabilities -  0.00% (8)
TOTAL NET ASSETS - 100.00% $ 199,112
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 43.98%
Fixed Income Funds 42.24%
International Equity Funds 11.81%
Specialty Funds 1.97%
Other Assets and Liabilities
0.00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2030 Account
September 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 5,396 $ 1,498 $ 1,841 $ 6,448
Bond Market Index Fund 17,010 5,734 6,071 17,748
Core Fixed Income Fund 31,533 12,678 10,771 34,804
Diversified International Fund 14,625 8,314 2,148 21,036
Diversified Real Asset Fund 3,362 1,144 407 3,927
Equity Income Fund 4,868 1,221 688 5,022
High Income Fund 7,582 1,706 2,344 6,411
Inflation Protection Fund 3,828 1,402 1,414 4,108
International Small Company Fund 4,995 1,991 700 6,002
LargeCap Growth Fund I 15,626 4,339 7,888 16,030
LargeCap S&P 500 Index Fund 19,747 5,686 5,706 21,163
LargeCap Value Fund III 13,955 3,384 1,635 14,280
MidCap Fund 9,463 2,081 1,325 10,685
MidCap Value Fund I 6,396 1,687 585 6,869
Origin Emerging Markets Fund 3,159 1,050 452 3,964
Overseas Fund 14,418 5,951 4,541 13,555
SmallCap Growth Fund I 3,317 754 270 4,381
SmallCap Value Fund II 2,898 732 365 2,687
$ 182,178 $ 61,352 $ 49,151 $ 199,120
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 179 $ — $ 1,216
Bond Market Index Fund — 54 — 1,021
Core Fixed Income Fund 628 — — 1,364
Diversified International Fund — (2) — 247
Diversified Real Asset Fund — (1) — (171)
Equity Income Fund 78 4 — (383)
High Income Fund 298 (209) — (324)
Inflation Protection Fund 26 2 — 290
International Small Company Fund — 2 — (286)
LargeCap Growth Fund I — 981 — 2,972
LargeCap S&P 500 Index Fund — 42 — 1,394
LargeCap Value Fund III — 6 — (1,430)
MidCap Fund — 25 — 441
MidCap Value Fund I — 2 — (631)
Origin Emerging Markets Fund — 1 — 206
Overseas Fund — (13) — (2,260)
SmallCap Growth Fund I — 1 — 579
SmallCap Value Fund II — (1) — (577)
$ 1,030 $ 1,073 $ — $ 3,668
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Account
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 54.12%
Blue Chip Fund
(a)
106,887 $ 3,513
Core Fixed Income Fund
(a)
915,886 9,379
Diversified International Fund
(a)
908,580 11,721
International Small Company Fund
(a)
299,502 3,178
LargeCap Growth Fund I
(a)
499,412 9,883
MidCap Value Fund I
(a)
316,349 4,037
Origin Emerging Markets Fund
(a)
243,055 2,934
Real Estate Securities Fund
(a)
82,185 1,990
SmallCap Growth Fund I
(a),(b)
147,030 2,261
SmallCap Value Fund II
(a)
166,396 1,443
$ 50,339
Principal Funds, Inc. Institutional Class - 45.89%
Bond Market Index Fund
(a)
406,354 4,884
Equity Income Fund
(a)
85,306 2,632
High Income Fund
(a)
274,457 2,465
LargeCap S&P 500 Index Fund
(a)
580,287 12,018
LargeCap Value Fund III
(a)
502,509 7,588
MidCap Growth Fund III
(a),(b)
407,357 5,552
Overseas Fund
(a)
892,766 7,553
$ 42,692
TOTAL INVESTMENT COMPANIES $ 93,031
Total Investments $ 93,031
Other Assets and Liabilities -  (0.01)% (8)
TOTAL NET ASSETS - 100.00% $ 93,023
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 54.74%
Fixed Income Funds 30.58%
International Equity Funds 14.69%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 2,986 $ 572 $ 798 $ 3,513
Bond Market Index Fund 4,930 1,077 1,420 4,884
Core Fixed Income Fund 9,037 2,383 2,402 9,379
Diversified International Fund 8,306 4,059 760 11,721
Equity Income Fund 2,706 493 343 2,632
High Income Fund 2,574 606 553 2,465
International Small Company Fund 2,658 917 239 3,178
LargeCap Growth Fund I 8,726 1,684 2,685 9,883
LargeCap S&P 500 Index Fund 11,042 2,206 2,036 12,018
LargeCap Value Fund III 7,884 1,359 825 7,588
MidCap Growth Fund III 4,465 740 396 5,552
MidCap Value Fund I 4,057 744 351 4,037
Origin Emerging Markets Fund 2,398 598 208 2,934
Overseas Fund 8,152 2,756 2,080 7,553
Real Estate Securities Fund 2,015 408 180 1,990
SmallCap Growth Fund I 1,837 302 160 2,261
SmallCap Value Fund II 1,637 294 154 1,443
$ 85,410 $ 21,198 $ 15,590 $ 93,031
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 104 $ — $ 649
Bond Market Index Fund — 10 — 287
Core Fixed Income Fund 171 (18) — 379
Diversified International Fund — 3 — 113
Equity Income Fund 40 3 — (227)
High Income Fund 106 (23) — (139)
International Small Company Fund — — — (158)
LargeCap Growth Fund I — 289 — 1,869
LargeCap S&P 500 Index Fund — 29 — 777
LargeCap Value Fund III — — — (830)
MidCap Growth Fund III — 1 — 742
MidCap Value Fund I — — — (413)
Origin Emerging Markets Fund — — — 146
Overseas Fund — (3) — (1,272)
Real Estate Securities Fund 31 — — (253)
SmallCap Growth Fund I — — — 282
SmallCap Value Fund II — — — (334)
$ 348 $ 395 $ — $ 1,618
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Account
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 54.26%
Blue Chip Fund
(a)
52,270 $ 1,718
Core Fixed Income Fund
(a)
219,051 2,243
Diversified International Fund
(a)
460,364 5,939
International Small Company Fund
(a)
149,223 1,583
LargeCap Growth Fund I
(a)
263,526 5,215
MidCap Value Fund I
(a)
161,474 2,061
Origin Emerging Markets Fund
(a)
125,994 1,521
Real Estate Securities Fund
(a)
37,046 897
SmallCap Growth Fund I
(a),(b)
75,357 1,159
SmallCap Value Fund II
(a)
87,181 756
$ 23,092
Principal Funds, Inc. Institutional Class - 45.76%
Bond Market Index Fund
(a)
78,509 944
Equity Income Fund
(a)
42,671 1,317
High Income Fund
(a)
71,638 643
LargeCap S&P 500 Index Fund
(a)
292,481 6,057
LargeCap Value Fund III
(a)
255,106 3,852
MidCap Growth Fund III
(a),(b)
208,360 2,840
Overseas Fund
(a)
451,647 3,821
$ 19,474
TOTAL INVESTMENT COMPANIES $ 42,566
Total Investments $ 42,566
Other Assets and Liabilities -  (0.02)% (8)
TOTAL NET ASSETS - 100.00% $ 42,558
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 60.79%
Fixed Income Funds 22.96%
International Equity Funds 16.27%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 1,465 $ 220 $ 332 $ 1,718
Bond Market Index Fund 1,214 188 522 944
Core Fixed Income Fund 2,437 428 713 2,243
Diversified International Fund 4,128 1,999 237 5,939
Equity Income Fund 1,339 208 115 1,317
High Income Fund 773 159 241 643
International Small Company Fund 1,294 447 74 1,583
LargeCap Growth Fund I 4,355 642 847 5,215
LargeCap S&P 500 Index Fund 5,567 854 739 6,057
LargeCap Value Fund III 3,976 571 262 3,852
MidCap Growth Fund III 2,269 312 120 2,840
MidCap Value Fund I 2,065 322 109 2,061
Origin Emerging Markets Fund 1,225 287 66 1,521
Overseas Fund 4,064 1,324 907 3,821
Real Estate Securities Fund 909 156 51 897
SmallCap Growth Fund I 941 128 54 1,159
SmallCap Value Fund II 866 128 59 756
$ 38,887 $ 8,373 $ 5,448 $ 42,566
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 48 $ — $ 317
Bond Market Index Fund — 4 — 60
Core Fixed Income Fund 43 (6) — 97
Diversified International Fund — — — 49
Equity Income Fund 21 1 — (116)
High Income Fund 28 (5) — (43)
International Small Company Fund — — — (84)
LargeCap Growth Fund I — 59 — 1,006
LargeCap S&P 500 Index Fund — 13 — 362
LargeCap Value Fund III — — — (433)
MidCap Growth Fund III — — — 379
MidCap Value Fund I — — — (217)
Origin Emerging Markets Fund — — — 75
Overseas Fund — (3) — (657)
Real Estate Securities Fund 14 — — (117)
SmallCap Growth Fund I — — — 144
SmallCap Value Fund II — — — (179)
$ 106 $ 111 $ — $ 643
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Account
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.07% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 53.84%
Blue Chip Fund
(a)
12,574 $ 413
Core Fixed Income Fund
(a)
25,674 263
Diversified International Fund
(a)
112,915 1,456
International Small Company Fund
(a)
35,799 380
LargeCap Growth Fund I
(a)
62,854 1,244
MidCap Value Fund I
(a)
40,212 513
Origin Emerging Markets Fund
(a)
33,114 400
Real Estate Securities Fund
(a)
8,640 209
SmallCap Growth Fund I
(a),(b)
18,442 284
SmallCap Value Fund II
(a)
21,956 190
$ 5,352
Principal Funds, Inc. Institutional Class - 46.23%
Bond Market Index Fund
(a)
11,418 137
Equity Income Fund
(a)
10,562 326
High Income Fund
(a)
12,122 109
LargeCap S&P 500 Index Fund
(a)
69,870 1,447
LargeCap Value Fund III
(a)
62,303 941
MidCap Growth Fund III
(a),(b)
50,887 694
Overseas Fund
(a)
111,279 941
$ 4,595
TOTAL INVESTMENT COMPANIES $ 9,947
Total Investments $ 9,947
Other Assets and Liabilities -  (0.07)% (7)
TOTAL NET ASSETS - 100.00% $ 9,940
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 62.99%
Fixed Income Funds 19.77%
International Equity Funds 17.31%
Other Assets and Liabilities
(0.07)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 317 $ 149 $ 132 $ 413
Bond Market Index Fund 163 51 84 137
Core Fixed Income Fund 267 85 99 263
Diversified International Fund 930 785 265 1,456
Equity Income Fund 294 144 82 326
High Income Fund 128 47 58 109
International Small Company Fund 285 197 81 380
LargeCap Growth Fund I 932 417 337 1,244
LargeCap S&P 500 Index Fund 1,194 556 376 1,447
LargeCap Value Fund III 864 417 233 941
MidCap Growth Fund III 497 237 125 694
MidCap Value Fund I 462 232 125 513
Origin Emerging Markets Fund 296 168 81 400
Overseas Fund 918 599 418 941
Real Estate Securities Fund 190 102 54 209
SmallCap Growth Fund I 207 96 52 284
SmallCap Value Fund II 192 95 53 190
$ 8,136 $ 4,377 $ 2,655 $ 9,947
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 6 $ — $ 73
Bond Market Index Fund — — — 7
Core Fixed Income Fund 5 (1) — 11
Diversified International Fund — (7) — 13
Equity Income Fund 5 (2) — (28)
High Income Fund 4 (3) — (5)
International Small Company Fund — (4) — (17)
LargeCap Growth Fund I — 8 — 224
LargeCap S&P 500 Index Fund — 2 — 71
LargeCap Value Fund III — (9) — (98)
MidCap Growth Fund III — (1) — 86
MidCap Value Fund I — (6) — (50)
Origin Emerging Markets Fund — (1) — 18
Overseas Fund — (14) — (144)
Real Estate Securities Fund 3 (1) — (28)
SmallCap Growth Fund I — — — 33
SmallCap Value Fund II — (3) — (41)
$ 17 $ (36) $ — $ 125
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 42.24%
Blue Chip Fund
(a)
37,934 $ 1,247
Core Fixed Income Fund
(a)
760,920 7,792
Diversified International Fund
(a)
84,919 1,095
Diversified Real Asset Fund
(a)
62,983 688
International Small Company Fund
(a)
28,502 302
MidCap Fund
(a)
31,045 986
SmallCap Growth Fund I
(a),(b)
14,820 228
SmallCap Value Fund II
(a)
16,098 139
$ 12,477
Principal Funds, Inc. Institutional Class - 57.78%
Bond Market Index Fund
(a)
384,670 4,624
Equity Income Fund
(a)
29,318 905
High Income Fund
(a)
224,383 2,015
Inflation Protection Fund
(a)
145,688 1,362
LargeCap S&P 500 Index Fund
(a)
52,603 1,089
Overseas Fund
(a)
83,251 704
Short-Term Income Fund
(a)
507,217 6,366
$ 17,065
TOTAL INVESTMENT COMPANIES $ 29,542
Total Investments $ 29,542
Other Assets and Liabilities -  (0.02)% (7)
TOTAL NET ASSETS - 100.00% $ 29,535
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 78.73%
Domestic Equity Funds 15.56%
International Equity Funds 3.40%
Specialty Funds 2.33%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 1,077 $ 672 $ 803 $ 1,247
Bond Market Index Fund 4,378 1,499 1,529 4,624
Core Fixed Income Fund 6,851 3,075 2,454 7,792
Diversified International Fund 737 665 325 1,095
Diversified Real Asset Fund 501 371 172 688
Equity Income Fund 920 481 430 905
High Income Fund 1,971 774 618 2,015
Inflation Protection Fund 1,203 491 426 1,362
International Small Company Fund 242 173 105 302
LargeCap S&P 500 Index Fund 980 644 642 1,089
MidCap Fund 798 385 261 986
Overseas Fund 730 532 448 704
Short-Term Income Fund 5,599 2,492 1,836 6,366
SmallCap Growth Fund I 155 74 34 228
SmallCap Value Fund II 143 74 56 139
$ 26,285 $ 12,402 $ 10,139 $ 29,542
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 85 $ — $ 216
Bond Market Index Fund — 5 — 271
Core Fixed Income Fund 140 (4) — 324
Diversified International Fund — 4 — 14
Diversified Real Asset Fund — (1) — (11)
Equity Income Fund 14 (1) — (65)
High Income Fund 84 (19) — (93)
Inflation Protection Fund 8 1 — 93
International Small Company Fund — (2) — (6)
LargeCap S&P 500 Index Fund — 24 — 83
MidCap Fund — 9 — 55
Overseas Fund — 2 — (112)
Short-Term Income Fund 80 — — 111
SmallCap Growth Fund I — — — 33
SmallCap Value Fund II — 1 — (23)
$ 326 $ 104 $ — $ 890
Amounts in thousands.

Schedule of Investments
Real Estate Securities Account
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.19% Shares Held Value (000's)
Money Market Funds - 0.19%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
242,890 $ 243
TOTAL INVESTMENT COMPANIES $ 243
COMMON STOCKS - 99.32% Shares Held Value (000's)
Lodging - 0.47%
Choice Hotels International Inc 3,345 $ 287
Hilton Worldwide Holdings Inc 3,819 326
$ 613
REITs - 98.85%
Alexandria Real Estate Equities Inc 26,574 4,252
American Assets Trust Inc 32,017 771
American Campus Communities Inc 30,138 1,052
American Homes 4 Rent 187,275 5,334
American Tower Corp 17,530 4,238
Apartment Investment and Management Co 73,927 2,493
AvalonBay Communities Inc 48,853 7,296
Boston Properties Inc 29,505 2,369
Brandywine Realty Trust 50,425 521
Camden Property Trust 23,373 2,080
CoreSite Realty Corp 15,765 1,874
Cousins Properties Inc 87,853 2,512
CubeSmart 70,599 2,281
CyrusOne Inc 25,164 1,762
DiamondRock Hospitality Co 93,591 475
Digital Realty Trust Inc 11,558 1,696
Equinix Inc 16,153 12,278
Equity LifeStyle Properties Inc 45,450 2,786
Equity Residential 30,893 1,586
Essential Properties Realty Trust Inc 50,352 923
Essex Property Trust Inc 23,343 4,687
Extra Space Storage Inc 30,565 3,270
First Industrial Realty Trust Inc 33,643 1,339
Healthcare Realty Trust Inc 5,366 162
Healthcare Trust of America Inc 155,459 4,042
Healthpeak Properties Inc 26,973 732
Invitation Homes Inc 261,536 7,320
Kilroy Realty Corp 29,568 1,536
Park Hotels & Resorts Inc 100,815 1,007
Prologis Inc 136,162 13,701
PS Business Parks Inc 16,378 2,005
Public Storage 6,321 1,408
Regency Centers Corp 47,985 1,824
Rexford Industrial Realty Inc 39,443 1,805
Sabra Health Care REIT Inc 110,122 1,518
Saul Centers Inc 15,385 409
Simon Property Group Inc 19,021 1,230
STORE Capital Corp 135,167 3,708
Sun Communities Inc 31,665 4,452
Taubman Centers Inc 6,963 232
Terreno Realty Corp 51,375 2,813
Ventas Inc 47,804 2,006
VICI Properties Inc 99,564 2,327
Welltower Inc 112,870 6,218
Weyerhaeuser Co 28,999 827
$ 129,157
TOTAL COMMON STOCKS $ 129,770
Total Investments $ 130,013
Other Assets and Liabilities -  0.49% 642
TOTAL NET ASSETS - 100.00% $ 130,655
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 98.85%
Consumer, Cyclical 0.47%
Money Market Funds 0.19%
Other Assets and Liabilities
0.49%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Real Estate Securities Account
September 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,130 $ 16,238 $ 17,125 $ 243
$ 1,130 $ 16,238 $ 17,125 $ 243
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 3 $ — $ — $ —
$ 3 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Money Market Funds - 0.67%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
4,357,202 $ 4,357
Principal Exchange-Traded Funds - 16.59%
Principal Active Global Dividend Income ETF
(a)
584,500 16,612
Principal U.S. Mega-Cap ETF
(a)
2,005,807 65,810
Principal U.S. Small-Cap Multi-Factor ETF
(a)
928,600 26,046
$ 108,468
Principal Funds, Inc. Class R-6 - 54.42%
Blue Chip Fund
(a)
1,967,980 64,688
Core Fixed Income Fund
(a)
8,141,301 83,367
Diversified International Fund
(a)
4,472,913 57,701
Diversified Real Asset Fund
(a)
915,642 9,999
Edge MidCap Fund
(a)
2,082,227 29,942
Global Diversified Income Fund
(a)
525,554 6,543
Global Real Estate Securities Fund
(a)
2,666,969 23,869
High Yield Fund
(a)
2,021,833 14,011
International Small Company Fund
(a)
799,997 8,488
Origin Emerging Markets Fund
(a)
1,843,112 22,246
Spectrum Preferred and Capital Securities Income
Fund
(a)
3,440,783 34,890
$ 355,744
Principal Funds, Inc. Institutional Class - 8.68%
Inflation Protection Fund
(a)
1,155,085 10,800
Short-Term Income Fund
(a)
3,660,329 45,937
$ 56,737
Principal Variable Contracts Funds, Inc.  Class 1 - 19.66%
Equity Income Account
(a)
3,800,131 93,749
Government & High Quality Bond Account
(a)
3,545,565 34,818
$ 128,567
TOTAL INVESTMENT COMPANIES $ 653,873
Total Investments $ 653,873
Other Assets and Liabilities -  (0.02)% (158)
TOTAL NET ASSETS - 100.00% $ 653,715
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 43.06%
Domestic Equity Funds 42.87%
International Equity Funds 10.89%
Specialty Funds 2.53%
Money Market Funds 0.67%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
September 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 64,076 $ 2,506 $ 14,644 $ 64,688
Core Fixed Income Fund 84,277 10,109 14,278 83,367
Diversified International Fund 82,310 392 24,633 57,701
Diversified Real Asset Fund 22,012 148 10,830 9,999
Edge MidCap Fund 29,239 4,794 1,865 29,942
Equity Income Account 92,733 17,103 4,305 93,749
Global Diversified Income Fund — 6,520 17 6,543
Global Real Estate Securities Fund 20,186 7,292 809 23,869
Government & High Quality Bond Account 46,640 1,506 13,656 34,818
High Yield Fund 10,183 5,251 1,025 14,011
Inflation Protection Fund 10,145 1,415 1,518 10,800
International Small Company Fund 10,223 82 1,086 8,488
Origin Emerging Markets Fund 10,362 13,077 1,349 22,246
Principal Active Global Dividend Income ETF 36,652 — 17,893 16,612
Principal Active Income ETF 9,639 605 9,363 —
Principal Government Money Market Fund - Institutional Class 0.00% 2,721 44,106 42,470 4,357
Principal Investment Grade Corporate Active ETF 5,329 — 5,628 —
Principal U.S. Mega-Cap ETF 72,121 — 9,394 65,810
Principal U.S. Small-Cap Multi-Factor ETF 17,732 11,447 — 26,046
Short-Term Income Fund 53,153 1,155 9,415 45,937
Spectrum Preferred and Capital Securities Income Fund 18,459 17,874 900 34,890
$ 698,192 $ 145,382 $ 185,078 $ 653,873
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 2,497 $ — $ 10,253
Core Fixed Income Fund 1,554 96 — 3,163
Diversified International Fund — 1,160 — (1,528)
Diversified Real Asset Fund — (28) — (1,303)
Edge MidCap Fund — (93) — (2,133)
Equity Income Account 2,040 211 2,565 (11,993)
Global Diversified Income Fund 48 — — 40
Global Real Estate Securities Fund 82 (74) — (2,726)
Government & High Quality Bond Account 903 209 — 119
High Yield Fund 423 (25) — (373)
Inflation Protection Fund 66 36 — 722
International Small Company Fund — (28) — (703)
Origin Emerging Markets Fund — (5) — 161
Principal Active Global Dividend Income ETF 324 946 — (3,093)
Principal Active Income ETF 244 (415) — (466)
Principal Government Money Market Fund - Institutional Class 0.00% 15 — — —
Principal Investment Grade Corporate Active ETF 80 575 — (276)
Principal U.S. Mega-Cap ETF 658 1,473 — 1,610
Principal U.S. Small-Cap Multi-Factor ETF 104 — — (3,133)
Short-Term Income Fund 703 133 — 911
Spectrum Preferred and Capital Securities Income Fund 732 (49) — (494)
$ 7,976 $ 6,619 $ 2,565 $ (11,242)
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Money Market Funds - 0.37%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
673,588 $ 674
Principal Exchange-Traded Funds - 11.01%
Principal Active Global Dividend Income ETF
(a)
114,000 3,240
Principal U.S. Mega-Cap ETF
(a)
372,230 12,213
Principal U.S. Small-Cap Multi-Factor ETF
(a)
166,200 4,661
$ 20,114
Principal Funds, Inc. Class R-6 - 57.28%
Blue Chip Fund
(a)
357,691 11,757
Core Fixed Income Fund
(a)
3,528,487 36,132
Diversified International Fund
(a)
827,191 10,671
Diversified Real Asset Fund
(a)
255,935 2,795
Edge MidCap Fund
(a)
369,368 5,312
Global Diversified Income Fund
(a)
262,678 3,270
Global Real Estate Securities Fund
(a)
906,404 8,112
High Yield Fund
(a)
917,049 6,355
International Small Company Fund
(a)
132,972 1,411
Origin Emerging Markets Fund
(a)
316,746 3,823
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,482,920 15,037
$ 104,675
Principal Funds, Inc. Institutional Class - 12.84%
Inflation Protection Fund
(a)
361,035 3,376
Short-Term Income Fund
(a)
1,600,759 20,089
$ 23,465
Principal Variable Contracts Funds, Inc.  Class 1 - 18.53%
Equity Income Account
(a)
752,025 18,553
Government & High Quality Bond Account
(a)
1,558,770 15,307
$ 33,860
TOTAL INVESTMENT COMPANIES $ 182,788
Total Investments $ 182,788
Other Assets and Liabilities -  (0.03)% (49)
TOTAL NET ASSETS - 100.00% $ 182,739
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 58.54%
Domestic Equity Funds 28.73%
International Equity Funds 9.07%
Specialty Funds 3.32%
Money Market Funds 0.37%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
September 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 12,479 $ 259 $ 3,491 $ 11,757
Core Fixed Income Fund 34,488 6,006 5,717 36,132
Diversified International Fund 15,831 731 5,852 10,671
Diversified Real Asset Fund 5,408 197 2,483 2,795
Edge MidCap Fund 5,620 418 348 5,312
Equity Income Account 17,198 4,470 909 18,553
Global Diversified Income Fund 5,124 508 1,850 3,270
Global Real Estate Securities Fund 4,290 4,637 172 8,112
Government & High Quality Bond Account 19,609 1,592 6,018 15,307
High Yield Fund 4,201 2,699 369 6,355
Inflation Protection Fund 4,712 234 1,926 3,376
International Small Company Fund 2,003 47 489 1,411
Origin Emerging Markets Fund 2,005 2,072 293 3,823
Principal Active Global Dividend Income ETF 3,997 — 534 3,240
Principal Active Income ETF 5,199 216 4,949 —
Principal Government Money Market Fund - Institutional Class 0.00% 580 13,765 13,671 674
Principal Investment Grade Corporate Active ETF 1,906 — 2,021 —
Principal U.S. Mega-Cap ETF 12,420 — 777 12,213
Principal U.S. Small-Cap Multi-Factor ETF 2,969 2,235 — 4,661
Short-Term Income Fund 21,442 1,350 3,116 20,089
Spectrum Preferred and Capital Securities Income Fund 7,903 8,036 640 15,037
$ 189,384 $ 49,472 $ 55,625 $ 182,788
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 623 $ — $ 1,887
Core Fixed Income Fund 656 (32) — 1,387
Diversified International Fund — 277 — (316)
Diversified Real Asset Fund — (17) — (310)
Edge MidCap Fund — (13) — (365)
Equity Income Account 403 2 507 (2,208)
Global Diversified Income Fund 160 (171) — (341)
Global Real Estate Securities Fund 24 (33) — (610)
Government & High Quality Bond Account 397 3 — 121
High Yield Fund 184 (22) — (154)
Inflation Protection Fund 23 110 — 246
International Small Company Fund — (2) — (148)
Origin Emerging Markets Fund — (3) — 42
Principal Active Global Dividend Income ETF 35 53 — (276)
Principal Active Income ETF 130 (184) — (282)
Principal Government Money Market Fund - Institutional Class 0.00% 3 — — —
Principal Investment Grade Corporate Active ETF 31 214 — (99)
Principal U.S. Mega-Cap ETF 113 116 — 454
Principal U.S. Small-Cap Multi-Factor ETF 18 — — (543)
Short-Term Income Fund 288 7 — 406
Spectrum Preferred and Capital Securities Income Fund 316 (57) — (205)
$ 2,781 $ 871 $ 507 $ (1,314)
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Money Market Funds - 0.65%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
2,235,975 $ 2,236
Principal Exchange-Traded Funds - 21.90%
Principal Active Global Dividend Income ETF
(a)
401,000 11,397
Principal U.S. Mega-Cap ETF
(a)
1,398,311 45,879
Principal U.S. Small-Cap Multi-Factor ETF
(a)
664,400 18,635
$ 75,911
Principal Funds, Inc. Class R-6 - 52.10%
Blue Chip Fund
(a)
1,393,888 45,817
Core Fixed Income Fund
(a)
1,841,145 18,853
Diversified International Fund
(a)
3,383,200 43,643
Diversified Real Asset Fund
(a)
554,430 6,054
Edge MidCap Fund
(a)
1,575,149 22,651
Global Real Estate Securities Fund
(a)
1,170,046 10,472
High Yield Fund
(a)
478,739 3,318
International Small Company Fund
(a)
581,066 6,165
Origin Emerging Markets Fund
(a)
1,256,696 15,168
Spectrum Preferred and Capital Securities Income
Fund
(a)
831,107 8,428
$ 180,569
Principal Funds, Inc. Institutional Class - 4.78%
Inflation Protection Fund
(a)
618,325 5,781
Short-Term Income Fund
(a)
859,320 10,785
$ 16,566
Principal Variable Contracts Funds, Inc.  Class 1 - 20.60%
Equity Income Account
(a)
2,573,828 63,496
Government & High Quality Bond Account
(a)
806,197 7,917
$ 71,413
TOTAL INVESTMENT COMPANIES $ 346,695
Total Investments $ 346,695
Other Assets and Liabilities -  (0.03)% (104)
TOTAL NET ASSETS - 100.00% $ 346,591
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 56.68%
Fixed Income Funds 28.48%
International Equity Funds 12.47%
Specialty Funds 1.75%
Money Market Funds 0.65%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
September 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 44,819 $ 295 $ 8,432 $ 45,817
Core Fixed Income Fund 17,340 4,696 3,708 18,853
Diversified International Fund 61,484 1,354 19,055 43,643
Diversified Real Asset Fund 12,484 265 5,944 6,054
Edge MidCap Fund 21,539 3,462 842 22,651
Equity Income Account 62,031 11,295 2,000 63,496
Global Real Estate Securities Fund 11,975 637 493 10,472
Government & High Quality Bond Account 11,078 576 3,830 7,917
High Yield Fund — 3,355 — 3,318
Inflation Protection Fund — 5,778 — 5,781
International Small Company Fund 6,926 303 621 6,165
Origin Emerging Markets Fund 7,147 8,858 923 15,168
Principal Active Global Dividend Income ETF 12,052 — — 11,397
Principal Active Income ETF 4,674 363 4,604 —
Principal Government Money Market Fund - Institutional Class 0.00% 826 25,077 23,667 2,236
Principal Investment Grade Corporate Active ETF 1,685 — 1,779 —
Principal U.S. Mega-Cap ETF 46,991 — 2,815 45,879
Principal U.S. Small-Cap Multi-Factor ETF 12,223 8,615 — 18,635
Short-Term Income Fund 15,935 478 5,948 10,785
Spectrum Preferred and Capital Securities Income Fund 5,325 3,845 574 8,428
$ 356,534 $ 79,252 $ 85,235 $ 346,695
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 1,625 $ — $ 7,510
Core Fixed Income Fund 317 (51) — 576
Diversified International Fund — 709 — (849)
Diversified Real Asset Fund — (105) — (646)
Edge MidCap Fund — (85) — (1,423)
Equity Income Account 1,377 (39) 1,731 (7,791)
Global Real Estate Securities Fund 41 (92) — (1,555)
Government & High Quality Bond Account 205 95 — (2)
High Yield Fund 24 — — (37)
Inflation Protection Fund 28 — — 3
International Small Company Fund — (22) — (421)
Origin Emerging Markets Fund — 43 — 43
Principal Active Global Dividend Income ETF 107 — — (655)
Principal Active Income ETF 120 (268) — (165)
Principal Government Money Market Fund - Institutional Class 0.00% 6 — — —
Principal Investment Grade Corporate Active ETF 25 181 — (87)
Principal U.S. Mega-Cap ETF 414 14 — 1,689
Principal U.S. Small-Cap Multi-Factor ETF 72 — — (2,203)
Short-Term Income Fund 207 141 — 179
Spectrum Preferred and Capital Securities Income Fund 192 (31) — (137)
$ 3,135 $ 2,115 $ 1,731 $ (5,971)
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Money Market Funds - 0.31%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
539,462 $ 539
Principal Exchange-Traded Funds - 22.85%
Principal Active Income ETF
(a)
308,058 11,620
Principal Investment Grade Corporate Active
ETF
(a)
708,298 19,116
Principal U.S. Mega-Cap ETF
(a)
197,407 6,477
Principal U.S. Small-Cap Multi-Factor ETF
(a)
99,000 2,777
$ 39,990
Principal Funds, Inc. Class R-6 - 35.23%
Blue Chip Fund
(a)
202,264 6,648
Core Fixed Income Fund
(a)
1,878,248 19,233
Diversified International Fund
(a)
643,257 8,298
Edge MidCap Fund
(a)
153,204 2,203
Global Real Estate Securities Fund
(a)
644,080 5,765
High Yield Fund
(a)
776,328 5,380
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,393,404 14,129
$ 61,656
Principal Funds, Inc. Institutional Class - 19.41%
Inflation Protection Fund
(a)
1,194,653 11,170
Short-Term Income Fund
(a)
1,816,802 22,801
$ 33,971
Principal Variable Contracts Funds, Inc.  Class 1 - 22.23%
Equity Income Account
(a)
543,619 13,411
Government & High Quality Bond Account
(a)
2,595,654 25,490
$ 38,901
TOTAL INVESTMENT COMPANIES $ 175,057
Total Investments $ 175,057
Other Assets and Liabilities -  (0.03)% (47)
TOTAL NET ASSETS - 100.00% $ 175,010
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 78.42%
Domestic Equity Funds 18.01%
International Equity Funds 3.29%
Money Market Funds 0.31%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
September 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 3,401 $ 4,168 $ 1,652 $ 6,648
Core Fixed Income Fund 45,508 2,662 30,998 19,233
Diversified International Fund — 8,201 36 8,298
Edge MidCap Fund 2,998 180 795 2,203
Equity Income Account 13,572 2,888 1,410 13,411
Global Diversified Income Fund 9,319 743 9,125 —
Global Real Estate Securities Fund 6,690 1,044 1,172 5,765
Government & High Quality Bond Account 23,476 6,045 3,999 25,490
High Yield Fund 8,171 724 3,244 5,380
Inflation Protection Fund 11,203 1,785 2,609 11,170
Principal Active Global Dividend Income ETF 15,187 — 14,082 —
Principal Active Income ETF 5,100 6,874 — 11,620
Principal Government Money Market Fund - Institutional Class 0.00% 511 28,226 28,198 539
Principal Investment Grade Corporate Active ETF 2,864 16,735 254 19,116
Principal U.S. Mega-Cap ETF 6,874 — 697 6,477
Principal U.S. Small-Cap Multi-Factor ETF — 2,939 — 2,777
Short-Term Income Fund 23,652 2,670 3,969 22,801
Spectrum Preferred and Capital Securities Income Fund 9,918 5,510 1,021 14,129
$ 188,444 $ 91,394 $ 103,261 $ 175,057
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 127 $ — $ 604
Core Fixed Income Fund 759 1,842 — 219
Diversified International Fund — — — 133
Edge MidCap Fund — 19 — (199)
Equity Income Account 292 (25) 367 (1,614)
Global Diversified Income Fund 246 (596) — (341)
Global Real Estate Securities Fund 21 89 — (886)
Government & High Quality Bond Account 661 (21) — (11)
High Yield Fund 298 (21) — (250)
Inflation Protection Fund 69 65 — 726
Principal Active Global Dividend Income ETF 134 425 — (1,530)
Principal Active Income ETF 216 — — (354)
Principal Government Money Market Fund - Institutional Class 0.00% 3 — — —
Principal Investment Grade Corporate Active ETF 111 19 — (248)
Principal U.S. Mega-Cap ETF 63 117 — 183
Principal U.S. Small-Cap Multi-Factor ETF — — — (162)
Short-Term Income Fund 317 8 — 440
Spectrum Preferred and Capital Securities Income Fund 361 (53) — (225)
$ 3,551 $ 1,995 $ 367 $ (3,515)
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Money Market Funds - 0.37%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
1,140,700 $ 1,141
Principal Exchange-Traded Funds - 18.46%
Principal U.S. Mega-Cap ETF
(a)
1,111,000 36,452
Principal U.S. Small-Cap Multi-Factor ETF
(a)
750,100 21,039
$ 57,491
Principal Funds, Inc. Class R-6 - 58.30%
Blue Chip Fund
(a)
1,382,475 45,442
Diversified International Fund
(a)
4,587,483 59,179
Edge MidCap Fund
(a)
1,664,023 23,929
Global Real Estate Securities Fund
(a)
364,912 3,266
International Small Company Fund
(a)
604,948 6,418
LargeCap Growth Fund I
(a)
1,372,172 27,155
Origin Emerging Markets Fund
(a)
1,338,619 16,157
$ 181,546
Principal Funds, Inc. Institutional Class - 4.63%
LargeCap Value Fund III
(a)
955,709 14,431
Principal Variable Contracts Funds, Inc.  Class 1 - 18.27%
Equity Income Account
(a)
2,305,513 56,877
TOTAL INVESTMENT COMPANIES $ 311,486
Total Investments $ 311,486
Other Assets and Liabilities -  (0.03)% (97)
TOTAL NET ASSETS - 100.00% $ 311,389
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 72.35%
Fixed Income Funds 19.01%
International Equity Funds 8.30%
Money Market Funds 0.37%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 48,441 $ 649 $ 12,829 $ 45,442
Diversified International Fund 67,657 2,279 10,724 59,179
Edge MidCap Fund 21,089 5,202 809 23,929
Equity Income Account 59,669 6,741 2,086 56,877
Global Real Estate Securities Fund 16,031 1,334 11,962 3,266
International Small Company Fund 7,873 513 1,434 6,418
LargeCap Growth Fund I 15,867 9,870 2,132 27,155
LargeCap Value Fund III 7,700 7,987 340 14,431
Origin Emerging Markets Fund 16,906 410 1,875 16,157
Principal Active Global Dividend Income ETF 18,213 — 16,885 —
Principal Government Money Market Fund - Institutional Class 0.00% 696 23,995 23,550 1,141
Principal U.S. Mega-Cap ETF 22,380 14,000 1,140 36,452
Principal U.S. Small-Cap Multi-Factor ETF 12,669 10,771 — 21,039
$ 315,191 $ 83,751 $ 85,766 $ 311,486
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 1,614 $ — $ 7,567
Diversified International Fund — 39 — (72)
Edge MidCap Fund — (101) — (1,452)
Equity Income Account 1,237 (184) 1,555 (7,263)
Global Real Estate Securities Fund 32 22 — (2,159)
International Small Company Fund — (94) — (440)
LargeCap Growth Fund I — (4) — 3,554
LargeCap Value Fund III — (59) — (857)
Origin Emerging Markets Fund — 56 — 660
Principal Active Global Dividend Income ETF 161 1,329 — (2,657)
Principal Government Money Market Fund - Institutional Class 0.00% 5 — — —
Principal U.S. Mega-Cap ETF 190 (177) — 1,389
Principal U.S. Small-Cap Multi-Factor ETF 74 — — (2,401)
$ 1,699 $ 2,441 $ 1,555 $ (4,131)
Amounts in thousands.

Schedule of Investments
Short-Term Income Account
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.06% Shares Held Value (000's)
Money Market Funds - 2.06%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
666,125 $ 666
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
2,428,054 2,428
$ 3,094
TOTAL INVESTMENT COMPANIES $ 3,094
BONDS - 90.04%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.28%
Northrop Grumman Corp
2.08%, 10/15/2020 $ 150 $ 150
Raytheon Technologies Corp
3.20%, 03/15/2024
(e)
250 268
$ 418
Agriculture - 0.39%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 100 100
4.35%, 03/15/2024 250 275
Cargill Inc
1.38%, 07/23/2023
(e)
200 205
$ 580
Airlines - 0.41%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(e)
200 209
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 228 195
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(e)
210 216
$ 620
Automobile Asset Backed Securities - 5.81%
Americredit Automobile Receivables Trust 2018-1
3.07%, 12/19/2022 102 102
Americredit Automobile Receivables Trust 2018-2
3.15%, 03/20/2023 134 136
Americredit Automobile Receivables Trust 2019-1
2.93%, 06/20/2022 30 30
2.97%, 11/20/2023 200 204
Americredit Automobile Receivables Trust 2019-2
2.28%, 01/18/2024 400 408
2.43%, 09/19/2022 61 61
AmeriCredit Automobile Receivables Trust
2019-3
2.17%, 01/18/2023 138 139
AmeriCredit Automobile Receivables Trust
2020-1
1.10%, 03/20/2023 94 94
AmeriCredit Automobile Receivables Trust
2020-2
0.60%, 12/18/2023 250 250
Capital Auto Receivables Asset Trust 2018-2
3.27%, 06/20/2023
(e)
112 113
CPS Auto Receivables Trust 2019-B
2.89%, 05/16/2022
(e)
9 9
CPS Auto Receivables Trust 2019-C
2.55%, 09/15/2022
(e)
48 48
CPS Auto Receivables Trust 2020-A
2.09%, 05/15/2023
(e)
120 121
CPS Auto Receivables Trust 2020-B
1.15%, 07/17/2023
(e)
156 157
CPS Auto Receivables Trust 2020-C
0.63%, 03/15/2024
(e)
500 500
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027
(e)
750 759
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08/15/2028
(e)
500 515
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(e)
400 432
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(e)
$ 300 $ 328
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031
(e)
250 262
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024
(e)
419 424
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(e)
750 819
Santander Drive Auto Receivables Trust 2019-3
2.28%, 02/15/2022 15 15
Santander Drive Auto Receivables Trust 2020-2
0.62%, 05/15/2023 250 250
Santander Drive Auto Receivables Trust 2020-3
0.46%, 09/15/2023 750 751
TCF Auto Receivables Owner Trust 2016-PT1
1.93%, 06/15/2022
(e)
24 25
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(e)
250 267
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(e)
200 205
Westlake Automobile Receivables Trust 2018-3
3.32%, 10/16/2023
(e)
186 187
Westlake Automobile Receivables Trust 2019-1
3.06%, 05/16/2022
(e)
49 49
3.26%, 10/17/2022
(e)
350 354
Westlake Automobile Receivables Trust 2019-3
2.15%, 02/15/2023
(e)
185 186
World Omni Select Auto Trust 2019-A
2.06%, 08/15/2023 281 283
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024 250 250
$ 8,733
Automobile Floor Plan Asset Backed Securities - 1.27%
Ally Master Owner Trust
2.70%, 01/17/2023 500 503
3.29%, 05/15/2023 500 509
Navistar Financial Dealer Note Master Owner
Trust II
0.81%, 09/25/2023
(e)
250 250
1.00 x 1 Month USD LIBOR + 0.63%
Volvo Financial Equipment Master Owner Trust
0.65%, 11/15/2022
(e)
250 250
1.00 x 1 Month USD LIBOR + 0.50%
0.67%, 07/17/2023
(e)
400 401
1.00 x 1 Month USD LIBOR + 0.52%
$ 1,913
Automobile Manufacturers - 0.64%
General Motors Financial Co Inc
1.12%, 04/09/2021 300 300
3 Month USD LIBOR + 0.85%
PACCAR Financial Corp
3.10%, 05/10/2021 250 254
Toyota Motor Credit Corp
2.60%, 01/11/2022 400 412
$ 966
Banks - 19.14%
Bank of America Corp
0.98%, 09/25/2025
(f)
500 500
United States Secured Overnight Financing
Rate + 0.91%
1.32%, 06/19/2026
(f)
600 604
United States Secured Overnight Financing
Rate + 1.15%
1.43%, 01/20/2023 350 354
3 Month USD LIBOR + 1.16%
2.50%, 10/21/2022 500 511
2.63%, 10/19/2020 250 250

Schedule of Investments
Short-Term Income Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.00%, 12/20/2023
(f)
$ 430 $ 451
3 Month USD LIBOR + 0.79%
4.20%, 08/26/2024 750 835
Bank of New York Mellon Corp/The
1.32%, 10/30/2023 500 508
3 Month USD LIBOR + 1.05%
2.10%, 10/24/2024 250 265
2.50%, 04/15/2021 300 303
BNP Paribas SA
3.50%, 03/01/2023
(e)
250 265
Capital One NA
1.42%, 01/30/2023 600 604
3 Month USD LIBOR + 1.15%
Citigroup Inc
1.20%, 04/25/2022 200 202
3 Month USD LIBOR + 0.96%
1.68%, 09/01/2023 500 508
3 Month USD LIBOR + 1.43%
2.70%, 03/30/2021 900 911
3.50%, 05/15/2023 250 267
4.00%, 08/05/2024 274 301
4.04%, 06/01/2024
(f)
250 271
3 Month USD LIBOR + 1.02%
Credit Suisse AG/New York NY
2.10%, 11/12/2021 250 255
Credit Suisse Group AG
4.21%, 06/12/2024
(e),(f)
500 540
3 Month USD LIBOR + 1.24%
Fifth Third Bancorp
2.60%, 06/15/2022 800 827
3.65%, 01/25/2024 200 218
4.30%, 01/16/2024 400 441
Fifth Third Bank NA
2.25%, 06/14/2021 300 304
First Republic Bank/CA
1.91%, 02/12/2024
(f)
250 257
United States Secured Overnight Financing
Rate + 0.62%
Goldman Sachs Group Inc/The
3.00%, 04/26/2022 950 964
3.20%, 02/23/2023 300 318
HSBC Holdings PLC
2.63%, 11/07/2025
(f)
200 208
3 Month USD LIBOR + 1.14%
3.95%, 05/18/2024
(f)
250 267
3 Month USD LIBOR + 0.99%
Huntington Bancshares Inc/OH
2.63%, 08/06/2024 200 213
ING Groep NV
3.15%, 03/29/2022 450 467
JPMorgan Chase & Co
1.14%, 04/25/2023 1,000 1,008
3 Month USD LIBOR + 0.90%
1.49%, 10/24/2023 500 508
3 Month USD LIBOR + 1.23%
1.51%, 06/01/2024
(f)
300 306
United States Secured Overnight Financing
Rate + 1.46%
4.25%, 10/15/2020 750 751
KeyBank NA/Cleveland OH
1.25%, 03/10/2023 300 306
2.40%, 06/09/2022 400 413
3.30%, 02/01/2022 250 260
KeyCorp
5.10%, 03/24/2021 488 499
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley
0.79%, 01/20/2023 $ 368 $ 369
United States Secured Overnight Financing
Rate + 0.70%
1.66%, 10/24/2023 1,400 1,422
3 Month USD LIBOR + 1.40%
4.10%, 05/22/2023 300 325
MUFG Union Bank NA
2.10%, 12/09/2022 250 258
Natwest Group PLC
4.27%, 03/22/2025
(f)
250 272
3 Month USD LIBOR + 1.76%
PNC Bank NA
0.74%, 07/27/2022 400 402
3 Month USD LIBOR + 0.50%
2.70%, 11/01/2022 600 627
PNC Financial Services Group Inc/The
3.90%, 04/29/2024 150 165
Societe Generale SA
2.63%, 01/22/2025
(e)
300 310
State Street Corp
2.35%, 11/01/2025
(f)
200 212
United States Secured Overnight Financing
Rate + 0.94%
3.10%, 05/15/2023 688 733
Truist Bank
0.84%, 08/02/2022 250 251
3 Month USD LIBOR + 0.59%
2.45%, 08/01/2022 700 725
2.63%, 01/15/2022 600 617
Truist Financial Corp
2.05%, 05/10/2021 200 202
2.90%, 03/03/2021 500 504
UBS AG/London
1.75%, 04/21/2022
(e)
250 255
UBS Group AG
1.01%, 07/30/2024
(e),(f)
250 251
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
3.49%, 05/23/2023
(e)
300 313
US Bancorp
3.60%, 09/11/2024 600 665
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 250 259
2.65%, 05/23/2022 300 311
Wells Fargo & Co
1.65%, 06/02/2024
(f)
400 407
United States Secured Overnight Financing
Rate + 1.60%
2.16%, 02/11/2026
(f)
200 208
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(f)
400 417
United States Secured Overnight Financing
Rate + 2.00%
3.07%, 01/24/2023 1,000 1,031
$ 28,751
Beverages - 0.91%
Anheuser-Busch InBev Finance Inc
3.65%, 02/01/2026 300 336
Anheuser-Busch InBev Worldwide Inc
4.15%, 01/23/2025 500 566
Diageo Capital PLC
1.38%, 09/29/2025 200 205
Keurig Dr Pepper Inc
3.55%, 05/25/2021 250 255
$ 1,362

Schedule of Investments
Short-Term Income Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology - 1.70%
Amgen Inc
2.20%, 02/21/2027 $ 250 $ 265
2.65%, 05/11/2022 400 414
Biogen Inc
3.63%, 09/15/2022 359 380
Gilead Sciences Inc
0.75%, 09/29/2023 1,500 1,503
$ 2,562
Building Materials - 0.23%
Martin Marietta Materials Inc
4.25%, 07/02/2024 309 342
Chemicals - 0.97%
Air Liquide Finance SA
1.75%, 09/27/2021
(e)
250 253
Celanese US Holdings LLC
3.50%, 05/08/2024 200 215
Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP
3.30%, 05/01/2023
(e)
200 212
DuPont de Nemours Inc
4.21%, 11/15/2023 250 275
Westlake Chemical Corp
3.60%, 07/15/2022 200 209
3.60%, 08/15/2026 268 294
$ 1,458
Commercial Mortgage Backed Securities - 3.77%
Freddie Mac Multifamily Structured Pass
Through Certificates
0.53%, 01/25/2025 199 199
0.73%, 03/25/2030 500 499
0.74%, 11/25/2029 350 350
0.80%, 02/25/2030 499 497
0.81%, 10/25/2029 1,000 997
0.83%, 10/25/2029 399 397
0.83%, 03/25/2030 499 499
1.02%, 09/25/2029 1,397 1,399
Ginnie Mae
0.40%, 09/16/2055
(g),(h)
2,168 49
0.53%, 10/16/2054
(g),(h)
2,700 59
0.55%, 01/16/2054
(g),(h)
2,096 37
0.66%, 02/16/2055
(g),(h)
4,337 66
0.76%, 01/16/2055
(g),(h)
4,418 123
0.90%, 06/16/2045
(g),(h)
547 21
1.26%, 12/16/2036
(g),(h)
502 13
GS Mortgage Securities Trust 2017-GS6
1.95%, 05/10/2050 286 288
JPMDB Commercial Mortgage Securities Trust
2016-C4
1.54%, 12/15/2049 169 170
$ 5,663
Commercial Services - 0.27%
PayPal Holdings Inc
1.35%, 06/01/2023 400 409
Computers - 1.08%
Apple Inc
1.13%, 05/11/2025 900 921
3.25%, 02/23/2026 139 156
Dell International LLC / EMC Corp
5.45%, 06/15/2023
(e)
200 219
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 300 330
$ 1,626
Cosmetics & Personal Care - 0.13%
Unilever Capital Corp
0.38%, 09/14/2023 200 200
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Credit Card Asset Backed Securities - 0.55%
BA Credit Card Trust
1.74%, 01/15/2025 $ 800 $ 823
Diversified Financial Services - 1.09%
American Express Co
2.75%, 05/20/2022 200 207
3.00%, 02/22/2021 550 555
3.70%, 11/05/2021 150 155
Capital One Bank USA NA
2.01%, 01/27/2023
(f)
250 254
United States Secured Overnight Financing
Rate + 0.62%
Capital One Financial Corp
3.90%, 01/29/2024 242 263
USAA Capital Corp
2.63%, 06/01/2021
(e)
200 203
$ 1,637
Electric - 6.71%
Alabama Power Co
2.45%, 03/30/2022 250 257
Alliant Energy Finance LLC
3.75%, 06/15/2023
(e)
900 966
Black Hills Corp
4.25%, 11/30/2023 750 823
CenterPoint Energy Inc
3.60%, 11/01/2021 300 310
Dominion Energy Inc
0.78%, 09/15/2023 350 351
3 Month USD LIBOR + 0.53%
2.72%, 08/15/2021
(h)
200 204
3.07%, 08/15/2024
(h)
200 215
DTE Energy Co
1.05%, 06/01/2025 100 100
2.25%, 11/01/2022 250 259
2.53%, 10/01/2024 300 319
2.60%, 06/15/2022 200 206
Duke Energy Corp
0.90%, 09/15/2025 250 250
Duke Energy Florida LLC
3.10%, 08/15/2021 250 254
Emera US Finance LP
2.70%, 06/15/2021 300 304
Evergy Inc
2.45%, 09/15/2024 200 212
Exelon Corp
3.50%, 06/01/2022 500 523
Fortis Inc/Canada
3.06%, 10/04/2026 222 243
Indiantown Cogeneration LP
9.77%, 12/15/2020 28 28
NextEra Energy Capital Holdings Inc
2.40%, 09/01/2021 500 510
2.90%, 04/01/2022 150 155
3.15%, 04/01/2024 150 162
Public Service Enterprise Group Inc
0.80%, 08/15/2025 400 397
2.88%, 06/15/2024 100 107
San Diego Gas & Electric Co
1.91%, 02/01/2022 43 44
Sempra Energy
0.78%, 01/15/2021 500 500
3 Month USD LIBOR + 0.50%
Southern California Edison Co
1.85%, 02/01/2022 89 89
Tucson Electric Power Co
3.05%, 03/15/2025 100 109
Vistra Operations Co LLC
3.70%, 01/30/2027
(e)
500 526

Schedule of Investments
Short-Term Income Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
WEC Energy Group Inc
0.55%, 09/15/2023 $ 750 $ 751
3.38%, 06/15/2021 400 408
Xcel Energy Inc
0.50%, 10/15/2023 500 500
$ 10,082
Electrical Components & Equipment - 0.20%
Emerson Electric Co
0.88%, 10/15/2026 300 298
Electronics - 0.98%
Fortive Corp
2.35%, 06/15/2021 300 304
Honeywell International Inc
0.48%, 08/19/2022 250 250
1.85%, 11/01/2021 400 406
2.15%, 08/08/2022 200 207
Roper Technologies Inc
1.00%, 09/15/2025 300 301
$ 1,468
Environmental Control - 0.07%
Republic Services Inc
2.50%, 08/15/2024 100 106
Finance - Mortgage Loan/Banker - 3.79%
Fannie Mae
0.38%, 08/25/2025 500 498
0.50%, 06/17/2025 300 301
1.75%, 07/02/2024
(i)
400 422
1.88%, 09/24/2026 250 271
2.00%, 01/05/2022 1,000 1,024
2.13%, 04/24/2026 500 546
Freddie Mac
0.25%, 06/26/2023 400 400
0.25%, 08/24/2023 1,000 1,001
1.50%, 02/12/2025 150 158
2.75%, 06/19/2023 1,000 1,068
$ 5,689
Food - 1.24%
Conagra Brands Inc
3.80%, 10/22/2021 500 517
Mars Inc
0.88%, 07/16/2026
(e)
500 497
Nestle Holdings Inc
0.38%, 01/15/2024
(e)
850 847
$ 1,861
Forest Products & Paper - 0.28%
Georgia-Pacific LLC
1.75%, 09/30/2025
(e)
400 417
Gas - 0.27%
NiSource Inc
0.95%, 08/15/2025 400 400
Healthcare - Services - 0.75%
HCA Inc
5.25%, 06/15/2026 662 772
Humana Inc
2.50%, 12/15/2020 100 101
UnitedHealth Group Inc
1.95%, 10/15/2020 250 250
$ 1,123
Home Builders - 0.14%
DR Horton Inc
2.50%, 10/15/2024 200 211
Home Furnishings - 0.31%
Panasonic Corp
2.54%, 07/19/2022
(e)
200 206
2.68%, 07/19/2024
(e)
250 267
$ 473
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 4.47%
Allstate Corp/The
0.85%, 03/29/2023 $ 250 $ 252
3 Month USD LIBOR + 0.63%
3.15%, 06/15/2023 207 222
Five Corners Funding Trust
4.42%, 11/15/2023
(e)
750 833
Guardian Life Global Funding
1.10%, 06/23/2025
(e)
250 252
MassMutual Global Funding II
0.85%, 06/09/2023
(e)
500 505
2.00%, 04/15/2021
(e)
450 454
2.75%, 06/22/2024
(e)
500 538
Metropolitan Life Global Funding I
0.90%, 06/08/2023
(e)
350 354
1.95%, 09/15/2021
(e)
470 478
3.60%, 01/11/2024
(e)
600 657
New York Life Global Funding
0.77%, 06/10/2022
(e)
1,000 1,006
3 Month USD LIBOR + 0.52%
2.00%, 04/13/2021
(e)
400 404
2.00%, 01/22/2025
(e)
200 210
2.30%, 06/10/2022
(e)
238 246
Prudential Financial Inc
1.50%, 03/10/2026 300 313
$ 6,724
Internet - 0.34%
Amazon.com Inc
1.20%, 06/03/2027 500 507
Iron & Steel - 0.35%
Nucor Corp
2.00%, 06/01/2025 500 522
Machinery - Construction & Mining - 0.21%
Caterpillar Financial Services Corp
2.55%, 11/29/2022 300 314
Machinery - Diversified - 0.27%
John Deere Capital Corp
1.20%, 04/06/2023 150 153
Otis Worldwide Corp
0.75%, 04/05/2023 250 250
3 Month USD LIBOR + 0.45%
$ 403
Media - 1.33%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 292 338
Discovery Communications LLC
4.90%, 03/11/2026 502 586
Sky Ltd
3.13%, 11/26/2022
(e)
130 137
ViacomCBS Inc
4.75%, 05/15/2025 450 517
Walt Disney Co/The
1.75%, 01/13/2026 400 416
$ 1,994
Mining - 0.47%
Anglo American Capital PLC
5.38%, 04/01/2025
(e)
400 460
Glencore Funding LLC
1.63%, 09/01/2025
(e)
250 248
$ 708
Miscellaneous Manufacturers - 0.34%
Trane Technologies Global Holding Co Ltd
2.90%, 02/21/2021 500 505
Mortgage Backed Securities - 4.07%
Chase Home Lending Mortgage Trust 2019-1
3.50%, 03/25/2050
(e),(h)
125 128

Schedule of Investments
Short-Term Income Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
CHL Mortgage Pass-Through Trust 2003-46
3.76%, 01/19/2034
(h)
$ 21 $ 21
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 1 1
CSMC 2017-HL1 Trust
3.50%, 06/25/2047
(e),(h)
182 183
CSMC 2017-HL2 Trust
3.50%, 10/25/2047
(e),(h)
129 130
GS Mortage-Backed Securities Trust 2020-PJ1
3.50%, 05/25/2050
(e),(h)
68 70
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10/25/2050
(e),(h)
93 94
JP Morgan Mortgage Trust 2004-A3
3.29%, 07/25/2034
(h)
13 12
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 19 19
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(e),(h)
265 267
JP Morgan Mortgage Trust 2017-2
3.50%, 05/25/2047
(e),(h)
165 167
JP Morgan Mortgage Trust 2017-4
3.50%, 11/25/2048
(e),(h)
105 106
JP Morgan Mortgage Trust 2017-6
3.50%, 12/25/2048
(e),(h)
69 70
JP Morgan Mortgage Trust 2018-3
3.50%, 09/25/2048
(e),(h)
209 212
JP Morgan Mortgage Trust 2018-4
3.50%, 10/25/2048
(e),(h)
104 105
JP Morgan Mortgage Trust 2018-6
3.50%, 12/25/2048
(e),(h)
72 73
JP Morgan Mortgage Trust 2019-2
4.00%, 08/25/2049
(e),(h)
10 9
JP Morgan Mortgage Trust 2019-5
4.00%, 11/25/2049
(e),(h)
93 93
JP Morgan Mortgage Trust 2020-5
3.00%, 12/25/2050
(e),(h)
93 95
PHH Mortgage Trust Series 2008-CIM1
2.41%, 06/25/2038 77 75
1.00 x 1 Month USD LIBOR + 2.25%
Prime Mortgage Trust 2005-2
5.25%, 07/25/2020 25 25
PSMC 2018-1 Trust
3.50%, 02/25/2048
(e),(h)
253 255
PSMC 2018-2 Trust
3.50%, 06/25/2048
(e),(h)
126 126
PSMC 2018-3 Trust
4.00%, 08/25/2048
(e),(h)
9 9
PSMC 2020-1 Trust
3.50%, 01/25/2050
(e),(h)
277 282
PSMC 2020-2 Trust
3.00%, 05/25/2050
(e),(h)
219 223
RBSSP Resecuritization Trust 2009-7
0.58%, 06/26/2037
(e)
3 3
1.00 x 1 Month USD LIBOR + 0.40%
Sequoia Mortgage Trust 2013-4
1.55%, 04/25/2043
(h)
22 22
Sequoia Mortgage Trust 2013-8
2.25%, 06/25/2043
(h)
41 41
Sequoia Mortgage Trust 2017-1
3.50%, 02/25/2047
(e),(h)
224 226
Sequoia Mortgage Trust 2017-2
3.50%, 02/25/2047
(e),(h)
109 110
Sequoia Mortgage Trust 2017-3
3.50%, 04/25/2047
(e),(h)
160 162
Sequoia Mortgage Trust 2018-3
3.50%, 03/25/2048
(e),(h)
107 108
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(e),(h)
$ 126 $ 126
Sequoia Mortgage Trust 2018-6
4.00%, 07/25/2048
(e),(h)
21 21
Sequoia Mortgage Trust 2018-7
4.00%, 09/25/2048
(e),(h)
17 17
Sequoia Mortgage Trust 2018-8
4.00%, 11/25/2048
(e),(h)
71 71
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048
(e),(h)
42 42
Sequoia Mortgage Trust 2019-1
4.00%, 02/25/2049
(e),(h)
7 7
Sequoia Mortgage Trust 2020-1
3.50%, 02/25/2050
(e),(h)
61 62
Wells Fargo Mortgage Backed Securities 2018-1
3.50%, 07/25/2047
(e),(h)
171 173
Wells Fargo Mortgage Backed Securities 2019-1
Trust
4.00%, 11/25/2048
(e),(h)
72 72
Wells Fargo Mortgage Backed Securities 2019-3
Trust
3.00%, 07/25/2049
(e),(h)
184 185
Wells Fargo Mortgage Backed Securities 2019-4
Trust
3.50%, 09/25/2049
(e),(h)
153 156
Wells Fargo Mortgage Backed Securities 2020-1
Trust
3.00%, 12/25/2049
(e),(h)
370 375
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(e),(h)
363 370
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(e),(h)
119 121
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(e),(h)
775 801
$ 6,121
Oil & Gas - 2.17%
BP Capital Markets America Inc
2.94%, 04/06/2023 150 159
BP Capital Markets PLC
3.81%, 02/10/2024 500 550
Chevron USA Inc
0.43%, 08/11/2023 300 300
0.69%, 08/12/2025 400 399
Cimarex Energy Co
4.38%, 06/01/2024 250 268
Exxon Mobil Corp
1.57%, 04/15/2023 150 154
2.99%, 03/19/2025 200 219
Marathon Petroleum Corp
4.50%, 05/01/2023 200 216
Phillips 66
0.83%, 02/26/2021 100 100
3 Month USD LIBOR + 0.60%
3.70%, 04/06/2023 150 161
Shell International Finance BV
2.38%, 08/21/2022 300 311
Suncor Energy Inc
2.80%, 05/15/2023 300 315
3.10%, 05/15/2025 100 107
$ 3,259
Oil & Gas Services - 0.27%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 190 198

Schedule of Investments
Short-Term Income Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Schlumberger Finance Canada Ltd
1.40%, 09/17/2025 $ 200 $ 202
$ 400
Other Asset Backed Securities - 6.43%
CCG Receivables Trust
2.80%, 09/14/2026
(e)
331 337
CCG Receivables Trust 2018-1
2.50%, 06/16/2025
(e)
12 12
CCG Receivables Trust 2018-2
3.09%, 12/15/2025
(e)
164 166
CCG Receivables Trust 2019-2
2.11%, 03/15/2027
(e)
346 351
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(e)
300 300
Drug Royalty III LP 1
2.77%, 04/15/2027
(e)
57 57
1.00 x 3 Month USD LIBOR + 2.50%
4.27%, 10/15/2031
(e)
174 179
MMAF Equipment Finance LLC 2019-A
2.84%, 01/10/2022
(e)
167 168
MMAF Equipment Finance LLC 2020-A
0.74%, 04/09/2024
(e)
500 501
MMAF Equipment Finance LLC 2020-B
0.38%, 08/14/2023
(e)
400 400
MVW Owner Trust 2015-1
2.52%, 12/20/2032
(e)
128 129
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(e)
111 111
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(e)
240 248
PFS Financing Corp
0.93%, 08/15/2024
(e)
500 500
2.23%, 10/15/2024
(e)
750 771
2.40%, 10/17/2022
(e)
300 300
2.86%, 04/15/2024
(e)
250 257
3.19%, 04/17/2023
(e)
250 254
Verizon Owner Trust 2017-3
2.06%, 04/20/2022
(e)
31 31
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(e)
224 226
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 600 609
Verizon Owner Trust 2019-A
2.93%, 09/20/2023 500 512
Verizon Owner Trust 2019-B
2.33%, 12/20/2023 500 512
Verizon Owner Trust 2019-C
1.94%, 04/22/2024 500 512
Verizon Owner Trust 2020-A
1.85%, 07/22/2024 300 308
Verizon Owner Trust 2020-B
0.47%, 02/20/2025 500 500
Volvo Financial Equipment LLC
0.37%, 04/17/2023
(e)
625 625
Volvo Financial Equipment LLC Series 2018-1
2.76%, 10/17/2022
(e)
100 102
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03/15/2023
(e)
300 306
Volvo Financial Equipment LLC Series 2019-2
2.02%, 08/15/2022
(e)
218 219
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(e)
146 152
$ 9,655
Pharmaceuticals - 3.30%
AbbVie Inc
2.15%, 11/19/2021
(e)
600 611
2.30%, 05/14/2021 200 202
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AstraZeneca PLC
0.70%, 04/08/2026 $ 1,000 $ 987
Bayer US Finance II LLC
3.88%, 12/15/2023
(e)
200 218
Bristol-Myers Squibb Co
2.90%, 07/26/2024 150 162
3.63%, 05/15/2024 350 386
CVS Health Corp
2.63%, 08/15/2024 250 266
3.35%, 03/09/2021 300 304
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023
(j)
500 501
Johnson & Johnson
0.95%, 09/01/2027 300 301
Mead Johnson Nutrition Co
3.00%, 11/15/2020 250 251
Merck & Co Inc
0.75%, 02/24/2026 200 201
Novartis Capital Corp
1.75%, 02/14/2025 300 315
Pfizer Inc
2.80%, 03/11/2022 250 259
$ 4,964
Pipelines - 1.83%
Buckeye Partners LP
4.15%, 07/01/2023 400 395
Enterprise Products Operating LLC
3.50%, 02/01/2022 400 415
Florida Gas Transmission Co LLC
3.88%, 07/15/2022
(e)
250 261
Kinder Morgan Inc
1.55%, 01/15/2023 500 503
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09/15/2023 325 352
Southeast Supply Header LLC
4.25%, 06/15/2024
(e)
200 199
TransCanada PipeLines Ltd
2.49%, 05/15/2067 900 629
3 Month USD LIBOR + 2.21%
$ 2,754
REITs - 2.50%
American Tower Corp
2.40%, 03/15/2025 200 211
American Tower Trust #1
3.07%, 03/15/2048
(e)
1,225 1,250
Crown Castle International Corp
1.35%, 07/15/2025 250 253
CubeSmart LP
4.38%, 12/15/2023 192 211
Healthcare Realty Trust Inc
3.75%, 04/15/2023 365 392
Omega Healthcare Investors Inc
4.50%, 01/15/2025 269 286
4.95%, 04/01/2024 250 266
SBA Tower Trust
1.88%, 07/15/2050
(e)
125 128
3.17%, 04/09/2047
(e)
400 405
Ventas Realty LP
3.50%, 04/15/2024 198 211
Welltower Inc
3.75%, 03/15/2023 134 142
$ 3,755
Retail - 0.43%
McDonald's Corp
2.75%, 12/09/2020 500 501

Schedule of Investments
Short-Term Income Account
September 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Walmart Inc
1.90%, 12/15/2020 $ 150 $ 151
$ 652
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 01/15/2013
(d)
200 —
Semiconductors - 0.89%
Broadcom Inc
2.25%, 11/15/2023 150 156
4.70%, 04/15/2025 200 227
Microchip Technology Inc
4.33%, 06/01/2023 200 215
Micron Technology Inc
2.50%, 04/24/2023 300 312
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(e)
200 212
3.15%, 05/01/2027
(e)
200 216
$ 1,338
Software - 0.13%
Intuit Inc
0.65%, 07/15/2023 200 201
Student Loan Asset Backed Securities - 4.05%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(e)
187 194
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(e)
248 258
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(e)
380 394
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(e)
181 184
Keycorp Student Loan Trust 2000-b
0.55%, 07/25/2029 235 232
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
0.77%, 01/25/2037 577 573
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(e)
46 46
Laurel Road Prime Student Loan Trust 2020-A
0.72%, 11/25/2050
(e)
250 250
Navient Private Education Refi Loan Trust
2019-A
3.42%, 01/15/2043
(e)
96 101
Navient Private Education Refi Loan Trust
2019-C
2.82%, 02/15/2068
(e)
106 106
Navient Private Education Refi Loan Trust
2019-D
0.55%, 12/15/2059
(e)
42 42
1.00 x 1 Month USD LIBOR + 0.40%
Navient Private Education Refi Loan Trust 2019-E
2.39%, 05/15/2068
(e)
79 79
Navient Private Education Refi Loan Trust 2019-F
2.18%, 08/15/2068
(e)
76 76
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(e)
301 309
Navient Private Education Refi Loan Trust
2020-A
0.50%, 11/15/2068
(e)
108 108
1.00 x 1 Month USD LIBOR + 0.35%
Navient Private Education Refi Loan Trust
2020-B
1.80%, 01/15/2069
(e)
181 182
Navient Private Education Refi Loan Trust
2020-D
1.69%, 05/15/2069
(e)
414 419
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(e)
$ 448 $ 450
Navient Private Education Refi Loan Trust
2020-G
1.17%, 09/16/2069
(e)
520 521
Navient Student Loan Trust 2018-EA
3.43%, 12/15/2059
(e)
52 52
Navient Student Loan Trust 2019-B
0.55%, 12/15/2059
(e)
52 52
1.00 x 1 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-A
0.65%, 06/15/2033 93 91
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
0.58%, 03/15/2024 235 233
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
0.54%, 06/15/2039 610 581
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
0.45%, 12/15/2039 241 229
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2019-A
0.50%, 02/16/2026
(e)
18 18
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2019-B
0.50%, 07/15/2026
(e)
62 62
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2020-A
0.45%, 03/15/2027
(e)
250 249
1.00 x 1 Month USD LIBOR + 0.30%
$ 6,091
Telecommunications - 2.39%
AT&T Inc
1.15%, 02/15/2023 250 252
3 Month USD LIBOR + 0.89%
2.30%, 06/01/2027 500 524
Crown Castle Towers LLC
3.22%, 05/15/2022
(e)
502 509
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(e)
188 190
4.74%, 03/20/2025
(e)
950 1,027
5.15%, 03/20/2028
(e)
500 589
Verizon Communications Inc
2.95%, 03/15/2022 220 228
Vodafone Group PLC
3.75%, 01/16/2024 250 273
$ 3,592
Transportation - 0.28%
Ryder System Inc
2.25%, 09/01/2021 200 203
3.75%, 06/09/2023 200 215
$ 418
Trucking & Leasing - 0.14%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(e)
200 216
TOTAL BONDS $ 135,284
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 8.47%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%
3.53%, 09/01/2035 $ 9 $ 10
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%

Schedule of Investments
Short-Term Income Account
September 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) - 0.05%
2.40%, 07/01/2034 $ 8 $ 8
1.00 x 12 Month USD LIBOR + 1.63%
2.43%, 08/01/2034 5 5
1.00 x 12 Month USD LIBOR + 1.63%
2.74%, 04/01/2033 19 19
1.00 x 6 Month USD LIBOR + 1.51%
2.94%, 02/01/2035 3 3
1.00 x 6 Month USD LIBOR + 2.07%
3.13%, 12/01/2033 10 10
1.00 x 6 Month USD LIBOR + 2.25%
3.14%, 02/01/2037 15 15
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.12%
3.64%, 12/01/2032 4 4
1.00 x 12 Month USD LIBOR + 1.64%
3.75%, 01/01/2035 5 5
1.00 x 12 Month USD LIBOR + 1.75%
4.04%, 11/01/2032 1 1
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
8.00%, 05/01/2027 4 4
$ 74
U.S. Treasury - 3.85%
1.50%, 11/30/2021 1,900 1,930
1.63%, 08/31/2022 3,750 3,857
$ 5,787
U.S. Treasury Bill - 4.56%
0.09%, 02/11/2021
(k)
750 749
0.11%, 01/14/2021
(i),(k)
750 750
0.11%, 01/21/2021
(k)
750 750
0.11%, 02/04/2021
(k)
1,000 999
0.12%, 12/24/2020
(k)
500 500
0.13%, 10/15/2020
(k)
500 500
0.13%, 11/05/2020
(k)
600 600
0.14%, 11/19/2020
(k)
500 500
0.14%, 01/07/2021
(k)
500 500
0.15%, 01/28/2021
(k)
500 500
0.16%, 10/01/2020
(k)
500 500
$ 6,848
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 12,719
Total Investments $ 151,097
Other Assets and Liabilities -  (0.57)% (855)
TOTAL NET ASSETS - 100.00% $ 150,242
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $666 or
0.44% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $43,678 or 29.07% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security is an Interest Only Strip.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security or a portion of the security was on loan at the end of the period.
(j) Security purchased on a when-issued basis.
(k) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Financial 27.20%
Asset Backed Securities 18.11%
Government 12.20%
Consumer, Non-cyclical 8.69%
Mortgage Securities 7.90%
Utilities 6.98%
Energy 4.27%
Communications 4.06%
Industrial 3.00%
Technology 2.10%
Basic Materials 2.07%
Money Market Funds 2.06%
Consumer, Cyclical 1.93%
Other Assets and Liabilities
(0.57)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 4,444 $ 67,189 $ 69,205 $ 2,428
$ 4,444 $ 67,189 $ 69,205 $ 2,428
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 12 $ — $ — $ —
$ 12 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Account
September 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.99% Shares Held Value (000's)
Money Market Funds - 4.99%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
2,637,846 $ 2,638
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
5,835,740 5,836
$ 8,474
TOTAL INVESTMENT COMPANIES $ 8,474
COMMON STOCKS - 98.76% Shares Held Value (000's)
Aerospace & Defense - 0.85%
Aerojet Rocketdyne Holdings Inc
(d)
36,100 $ 1,440
Agriculture - 2.31%
Darling Ingredients Inc
(d)
75,400 2,716
Vital Farms Inc
(d)
29,800 1,208
$ 3,924
Automobile Parts & Equipment - 0.71%
Modine Manufacturing Co
(d)
51,700 323
Visteon Corp
(d)
12,700 879
$ 1,202
Banks - 4.65%
BancFirst Corp 9,800 400
First Foundation Inc 32,881 430
First Horizon National Corp 94,056 887
First Interstate BancSystem Inc 37,200 1,185
First Merchants Corp 32,300 748
First Midwest Bancorp Inc /IL 65,700 708
Flagstar Bancorp Inc 31,200 924
Independent Bank Corp/MI 22,400 282
Lakeland Bancorp Inc 23,700 236
United Community Banks Inc /GA 76,620 1,297
WesBanco Inc 37,500 801
$ 7,898
Biotechnology - 6.90%
Acceleron Pharma Inc
(d)
13,400 1,508
ADC Therapeutics SA
(d),(e)
15,700 518
Allogene Therapeutics Inc
(d)
14,500 547
Bellicum Pharmaceuticals Inc
(d),(e)
10,400 68
Bluebird Bio Inc
(d)
7,800 421
Denali Therapeutics Inc
(d)
32,500 1,164
FibroGen Inc
(d)
22,800 938
Immunomedics Inc
(d)
17,800 1,514
Insmed Inc
(d)
50,200 1,613
Iovance Biotherapeutics Inc
(d)
30,400 1,001
MacroGenics Inc
(d)
30,700 773
Magenta Therapeutics Inc
(d)
43,900 299
Seattle Genetics Inc
(d)
6,900 1,350
$ 11,714
Building Materials - 2.11%
Builders FirstSource Inc
(d)
64,600 2,107
Masonite International Corp
(d)
15,000 1,476
$ 3,583
Chemicals - 1.00%
Cabot Corp 34,300 1,236
Koppers Holdings Inc
(d)
14,600 305
Kraton Corp
(d)
8,815 157
$ 1,698
Commercial Services - 5.55%
AMN Healthcare Services Inc
(d)
21,500 1,257
BrightView Holdings Inc
(d)
68,200 778
Brink's Co/The 24,100 990
HMS Holdings Corp
(d)
67,400 1,614
Huron Consulting Group Inc
(d)
28,000 1,101
ICF International Inc 16,100 991
K12 Inc
(d)
47,200 1,243
Medifast Inc 7,000 1,151
Nesco Holdings Inc
(d)
74,400 309
$ 9,434
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 4.49%
CACI International Inc
(d)
7,200 $ 1,535
ExlService Holdings Inc
(d)
19,700 1,300
Parsons Corp
(d)
52,400 1,757
Perspecta Inc 85,400 1,661
Ping Identity Holding Corp
(d)
44,000 1,373
$ 7,626
Consumer Products - 1.03%
Central Garden & Pet Co - A Shares
(d)
35,920 1,298
Quanex Building Products Corp 24,567 453
$ 1,751
Diversified Financial Services - 3.91%
Federated Hermes Inc 28,400 611
Hamilton Lane Inc 18,900 1,221
LPL Financial Holdings Inc 11,100 851
Piper Sandler Cos 19,050 1,391
PJT Partners Inc 7,359 446
Stifel Financial Corp 42,100 2,128
$ 6,648
Electric - 1.97%
PNM Resources Inc 45,000 1,860
Portland General Electric Co 42,000 1,491
$ 3,351
Electrical Components & Equipment - 1.49%
EnerSys 31,400 2,108
nLight Inc
(d)
17,990 422
$ 2,530
Electronics - 3.72%
Advanced Energy Industries Inc
(d)
27,100 1,706
Atkore International Group Inc
(d)
45,600 1,037
SYNNEX Corp 16,300 2,283
Vishay Intertechnology Inc 83,200 1,295
$ 6,321
Engineering & Construction - 2.28%
Great Lakes Dredge & Dock Corp
(d)
102,100 971
MasTec Inc
(d)
51,000 2,152
Tutor Perini Corp
(d)
66,925 745
$ 3,868
Entertainment - 2.79%
Caesars Entertainment Inc
(d)
48,900 2,741
Golden Entertainment Inc
(d)
45,900 635
Vail Resorts Inc 6,400 1,370
$ 4,746
Food - 0.86%
Performance Food Group Co
(d)
42,418 1,469
Forest Products & Paper - 0.20%
P H Glatfelter Co 25,000 344
Gas - 0.97%
Southwest Gas Holdings Inc 26,000 1,641
Healthcare - Products - 3.98%
Adaptive Biotechnologies Corp
(d)
23,200 1,128
Castle Biosciences Inc
(d)
3,127 161
Natera Inc
(d)
37,900 2,738
Nevro Corp
(d)
11,900 1,657
Precision BioSciences Inc
(d)
63,800 393
STAAR Surgical Co
(d)
12,000 679
$ 6,756
Healthcare - Services - 4.55%
Accolade Inc
(d),(e)
10,749 418
Addus HomeCare Corp
(d)
21,800 2,060
American Well Corp
(d)
2,430 72
Encompass Health Corp 26,000 1,690
Syneos Health Inc
(d)
33,800 1,797
Teladoc Health Inc
(d)
7,700 1,688
$ 7,725

Schedule of Investments
SmallCap Account
September 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified - 1.74%
GS Acquisition Holdings Corp II
(d),(e)
180,600 $ 2,028
Vesper Healthcare Acquisition Corp
(d)
90,100 925
$ 2,953
Home Builders - 1.44%
Taylor Morrison Home Corp
(d)
99,400 2,444
Home Furnishings - 0.75%
Purple Innovation Inc
(d)
51,334 1,276
Insurance - 3.57%
CNO Financial Group Inc 32,000 513
Essent Group Ltd 33,900 1,255
Hanover Insurance Group Inc /The 17,500 1,631
Kemper Corp 21,180 1,415
NMI Holdings Inc
(d)
26,700 475
Stewart Information Services Corp 7,105 311
Trean Insurance Group Inc
(d)
30,400 464
$ 6,064
Internet - 0.68%
Eventbrite Inc
(d)
73,400 796
Revolve Group Inc
(d),(e)
21,998 362
$ 1,158
Investment Companies - 0.05%
StepStone Group Inc
(d)
3,055 81
Iron & Steel - 0.76%
Cleveland-Cliffs Inc
(e)
201,300 1,292
Leisure Products & Services - 1.03%
Lindblad Expeditions Holdings Inc
(d)
32,000 272
Planet Fitness Inc
(d)
24,000 1,479
$ 1,751
Lodging - 0.91%
Extended Stay America Inc 130,100 1,555
Machinery - Diversified - 0.53%
Columbus McKinnon Corp/NY 27,000 894
Media - 0.53%
World Wrestling Entertainment Inc 22,100 894
Metal Fabrication & Hardware - 1.11%
Rexnord Corp 63,100 1,883
Mining - 0.24%
Alcoa Corp
(d)
35,120 408
Miscellaneous Manufacturers - 0.99%
Hillenbrand Inc 50,200 1,424
Trinseo SA 10,000 256
$ 1,680
Oil & Gas - 0.57%
Delek US Holdings Inc 22,800 254
Parsley Energy Inc 39,500 370
PDC Energy Inc
(d)
15,200 188
Talos Energy Inc
(d)
23,100 149
$ 961
Oil & Gas Services - 0.51%
ChampionX Corp
(d)
36,500 292
Matrix Service Co
(d)
21,700 181
Select Energy Services Inc
(d)
100,600 386
$ 859
Packaging & Containers - 0.78%
Graphic Packaging Holding Co 94,700 1,334
Pharmaceuticals - 3.84%
AdaptHealth Corp
(d)
50,829 1,109
DexCom Inc
(d)
2,400 989
Horizon Therapeutics Plc
(d)
30,100 2,338
PMV Pharmaceuticals Inc
(d)
12,166 432
Revance Therapeutics Inc
(d)
65,500 1,647
$ 6,515
REITs - 6.53%
Agree Realty Corp 31,000 1,973
Brandywine Realty Trust 154,000 1,592
Cousins Properties Inc 59,201 1,693
First Industrial Realty Trust Inc 50,700 2,018
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Ladder Capital Corp 94,600 $ 674
Pebblebrook Hotel Trust 104,820 1,313
Rexford Industrial Realty Inc 40,000 1,830
$ 11,093
Retail - 4.56%
BJ's Wholesale Club Holdings Inc
(d)
61,700 2,564
Bloomin ' Brands Inc 28,000 428
Brinker International Inc 18,300 782
Caleres Inc 110,700 1,058
Children's Place Inc /The
(e)
6,800 193
Ruth's Hospitality Group Inc 41,060 454
Vroom Inc
(d)
35,700 1,848
World Fuel Services Corp 20,100 426
$ 7,753
Savings & Loans - 0.58%
Meridian Bancorp Inc 17,200 178
Sterling Bancorp/DE 77,500 815
$ 993
Semiconductors - 2.80%
Entegris Inc 30,000 2,230
SiTime Corp
(d)
30,000 2,521
$ 4,751
Software - 6.76%
Aspen Technology Inc
(d)
14,900 1,886
Bentley Systems Inc
(d)
7,625 239
BigCommerce Holdings Inc
(d),(e)
3,064 255
Cloudflare Inc
(d)
30,100 1,236
Duck Creek Technologies Inc
(d)
3,200 145
Jamf Holding Corp
(d),(e)
24,500 922
JFrog Ltd
(d),(e)
1,234 105
Manhattan Associates Inc
(d)
20,200 1,929
Oak Street Health Inc
(d),(e)
1,325 71
SolarWinds Corp
(d)
94,600 1,924
Sprout Social Inc
(d)
59,100 2,275
Sumo Logic Inc
(d),(e)
9,400 205
Vertex Inc
(d)
12,300 283
$ 11,475
Telecommunications - 0.19%
Switch Inc 20,900 326
Transportation - 0.99%
Atlas Air Worldwide Holdings Inc
(d)
17,819 1,085
Hub Group Inc
(d)
11,900 597
$ 1,682
TOTAL COMMON STOCKS $ 167,744
Total Investments $ 176,218
Other Assets and Liabilities -  (3.75)% (6,372)
TOTAL NET ASSETS - 100.00% $ 169,846
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,248 or
3.68% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
SmallCap Account
September 30, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 29.02%
Financial 19.29%
Industrial 14.85%
Technology 14.05%
Consumer, Cyclical 12.19%
Money Market Funds 4.99%
Utilities 2.94%
Basic Materials 2.20%
Diversified 1.74%
Communications 1.40%
Energy 1.08%
Other Assets and Liabilities
(3.75)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales September 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 10,018 $ 116,445 $ 120,627 $ 5,836
$ 10,018 $ 116,445 $ 120,627 $ 5,836
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 9 $ — $ — $ —
$ 9 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Glossary to the Schedule of Investments
September 30, 2020 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

September 30, 2020 (unaudited)

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal
LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income
Account (collectively, the “Principal LifeTime Accounts”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM
Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”), along with Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control
Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account,
and Diversified Income Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc.
(the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The
Accounts also invest in other publicly traded investment funds. Other publicly traded investments funds are valued at the respective fund’s net asset value.
Bond Market Index Account, Core Plus Bond Account, Diversified International Account, Equity Income Account, Government & High
Quality Bond Account, International Emerging Markets Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap
S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account, Real Estate Securities Account,
Short-Term Income Account, and SmallCap Account known as "the Accounts” value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price, or in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (the
“Manager”) under procedures established and periodically reviewed by the Accounts’ Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset value are reflected in the Funds’ net asset value and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Board. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the
Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Board as may occasionally be necessary.
Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

September 30, 2020 (unaudited)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
In accordance with Accounting Standards Codification 820 – Fair Value Measurement, the Fund has elected to apply the practical expedient to value its investments in private investment funds at their respective net asset value each calendar quarter. These investments are excluded from the fair value hierarchy.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level
3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s securities carried atvalue (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Bond Market Index Account
Bonds* $ — $ 837,519 $ — $ 837,519
Investment Companies 237,294 — — 237,294
Municipal Bonds* — 17,802 — 17,802
U.S. Government & Government Agency Obligations* — 1,610,466 — 1,610,466
Total investments in securities $ 237,294 $ 2,465,787 $ — $ 2,703,081

September 30, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Plus Bond Account
Bonds* $ — $ 163,871 $ 35 $ 163,906
Investment Companies 15,411 — — 15,411
Senior Floating Rate Interests* — 2,094 — 2,094
U.S. Government & Government Agency Obligations* — 88,388 — 88,388
Total investments in securities $ 15,411 $ 254,353 $ 35 $ 269,799
Assets
Interest Rate Contracts
Futures** 4 — — 4
Liabilities
Interest Rate Contracts
Futures** (3) — — (3)
Diversified Balanced Account
Bonds* — — — —
Investment Companies 977,887 — — 977,887
Total investments in securities $ 977,887 $ — $ — $ 977,887
Diversified Balanced Managed Volatility Account
Investment Companies 173,882 — — 173,882
Total investments in securities $ 173,882 $ — $ — $ 173,882
Diversified Balanced Volatility Control Account
Investment Companies 164,714 — — 164,714
Total investments in securities $ 164,714 $ — $ — $ 164,714
Diversified Growth Account
Investment Companies 3,630,422 — — 3,630,422
Total investments in securities $ 3,630,422 $ — $ — $ 3,630,422
Diversified Growth Managed Volatility Account
Investment Companies 355,204 — — 355,204
Total investments in securities $ 355,204 $ — $ — $ 355,204
Diversified Growth Volatility Control Account
Investment Companies 867,577 — — 867,577
Total investments in securities $ 867,577 $ — $ — $ 867,577
Diversified Income Account
Investment Companies 301,364 — — 301,364
Total investments in securities $ 301,364 $ — $ — $ 301,364
Diversified International Account
Common Stocks
Basic Materials 4,275 8,211 — 12,486
Communications 4,864 22,066 — 26,930
Consumer, Cyclical 5,357 36,611 — 41,968
Consumer, Non-cyclical 2,978 38,685 — 41,663
Energy 4,410 8,014 — 12,424
Financial 9,957 31,733 — 41,690
Industrial 2,751 27,480 — 30,231
Technology — 29,215 — 29,215
Utilities 905 5,860 — 6,765
Investment Companies 22,239 — — 22,239
Preferred Stocks 1,123 — — 1,123
Total investments in securities $ 58,859 $ 207,875 $ — $ 266,734
Equity Income Account
Common Stocks* 683,120 — — 683,120
Investment Companies 12,790 — — 12,790
Total investments in securities $ 695,910 $ — $ — $ 695,910

September 30, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Equity Income Account
Government & High Quality Bond Account
Bonds* $ — $ 48,820 $ — $ 48,820
Investment Companies 29,791 — — 29,791
U.S. Government & Government Agency Obligations* — 179,104 — 179,104
Total investments in securities $ 29,791 $ 227,924 $ — $ 257,715
Assets
Interest Rate Contracts
Futures** 12 — — 12
Liabilities
Interest Rate Contracts
Futures** (11) — — (11)
International Emerging Markets Account
Common Stocks
Basic Materials — 3,903 — 3,903
Communications 2,261 18,152 — 20,413
Consumer, Cyclical 1,843 6,605 — 8,448
Consumer, Non-cyclical 1,263 5,679 — 6,942
Diversified — 397 — 397
Energy 651 3,112 — 3,763
Financial 2,959 11,060 — 14,019
Industrial 812 5,722 — 6,534
Technology 683 14,193 — 14,876
Utilities — 1,133 — 1,133
Investment Companies 1,450 — — 1,450
Preferred Stocks
Communications 430 — — 430
Technology — 169 — 169
Total investments in securities $ 12,352 $ 70,125 $ — $ 82,477
LargeCap Growth Account I
Common Stocks
Basic Materials 9,450 — — 9,450
Communications 135,429 — — 135,429
Consumer, Cyclical 38,753 — — 38,753
Consumer, Non-cyclical 153,584 — — 153,584
Energy 270 — — 270
Financial 35,951 — — 35,951
Industrial 26,787 — — 26,787
Technology 151,015 131 90 151,236
Utilities 3,605 — — 3,605
Convertible Preferred Stocks
Communications — — 410 410
Consumer, Cyclical — 214 — 214
Technology — 307 — 307
Investment Companies 11,811 — — 11,811
Preferred Stocks
Communications — 87 119 206
Consumer, Cyclical — 1,402 948 2,350
Technology — 9 314 323
Total investments in securities $ 566,655 $ 2,150 $ 1,881 $ 570,686
Assets
Equity Contracts
Futures** 1 — — 1
LargeCap S&P 500 Index Account
Common Stocks* 2,696,640 — — 2,696,640
Investment Companies 68,042 — — 68,042
Total investments in securities $ 2,764,682 $ — $ — $ 2,764,682
Assets
Equity Contracts
Futures** 1,598 — — 1,598

September 30, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap S&P 500 Managed Volatility Index Account
Common Stocks* $ 204,857 $ — $ — $ 204,857
Investment Companies 18,926 — — 18,926
Purchased Options 2,480 — — 2,480
Total investments in securities $ 226,263 $ — $ — $ 226,263
Assets
Equity Contracts
Futures** 159 — — 159
Liabilities
Equity Contracts
Written Options (1,898) — — (1,898)
MidCap Account
Common Stocks
Basic Materials 4,139 — — 4,139
Communications 58,250 — — 58,250
Consumer, Cyclical 132,876 — — 132,876
Consumer, Non-cyclical 70,136 1,208 — 71,344
Financial 133,272 — — 133,272
Industrial 74,078 — — 74,078
Technology 76,982 — — 76,982
Utilities 15,179 — — 15,179
Investment Companies 2,325 — — 2,325
Total investments in securities $ 567,237 $ 1,208 $ — $ 568,445
Principal Capital Appreciation Account
Common Stocks
Basic Materials 2,097 — — 2,097
Communications 23,649 — — 23,649
Consumer, Cyclical 14,883 — — 14,883
Consumer, Non-cyclical 29,841 — — 29,841
Energy 2,221 — — 2,221
Financial 21,889 — — 21,889
Industrial 13,945 354 — 14,299
Technology 36,834 — — 36,834
Utilities 4,776 — — 4,776
Investment Companies 2,824 — — 2,824
Total investments in securities $ 152,959 $ 354 $ — $ 153,313
Principal LifeTime 2010 Account
Investment Companies 32,311 — — 32,311
Total investments in securities $ 32,311 $ — $ — $ 32,311
Principal LifeTime 2020 Account
Investment Companies 175,547 — — 175,547
Total investments in securities $ 175,547 $ — $ — $ 175,547
Principal LifeTime 2030 Account
Investment Companies 199,120 — — 199,120
Total investments in securities $ 199,120 $ — $ — $ 199,120
Principal LifeTime 2040 Account
Investment Companies 93,031 — — 93,031
Total investments in securities $ 93,031 $ — $ — $ 93,031
Principal LifeTime 2050 Account
Investment Companies 42,566 — — 42,566
Total investments in securities $ 42,566 $ — $ — $ 42,566

September 30, 2020 (unaudited)

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period, there were no Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales or transfers into or out of Level 3.
The Accounts' Schedules of Investments as of September 30, 2020 have not been audited. This report is provided for the general information of the Accounts' shareholders. For more information regarding the Account and its holdings, please see the Accounts' prospectus and annual report.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2060 Account
Investment Companies $ 9,947 $ — $ — $ 9,947
Total investments in securities $ 9,947 $ — $ — $ 9,947
Principal LifeTime Strategic Income Account
Investment Companies 29,542 — — 29,542
Total investments in securities $ 29,542 $ — $ — $ 29,542
Real Estate Securities Account
Common Stocks* 129,770 — — 129,770
Investment Companies 243 — — 243
Total investments in securities $ 130,013 $ — $ — $ 130,013
SAM Balanced Portfolio
Investment Companies 653,873 — — 653,873
Total investments in securities $ 653,873 $ — $ — $ 653,873
SAM Conservative Balanced Portfolio
Investment Companies 182,788 — — 182,788
Total investments in securities $ 182,788 $ — $ — $ 182,788
SAM Conservative Growth Portfolio
Investment Companies 346,695 — — 346,695
Total investments in securities $ 346,695 $ — $ — $ 346,695
SAM Flexible Income Portfolio
Investment Companies 175,057 — — 175,057
Total investments in securities $ 175,057 $ — $ — $ 175,057
SAM Strategic Growth Portfolio
Investment Companies 311,486 — — 311,486
Total investments in securities $ 311,486 $ — $ — $ 311,486
Short-Term Income Account
Bonds* — 135,284 — 135,284
Investment Companies 3,094 — — 3,094
U.S. Government & Government Agency Obligations* — 12,719 — 12,719
Total investments in securities $ 3,094 $ 148,003 $ — $ 151,097
SmallCap Account
Common Stocks* 167,744 — — 167,744
Investment Companies 8,474 — — 8,474
Total investments in securities $ 176,218 $ — $ — $ 176,218